This is filed pursuant to Rule 497(c).
File Nos. 33-72460 and 811-08188.

                                     [LOGO]

                               ALLIANCEBERNSTEIN
                                  Investments


ALLIANCEBERNSTEIN BOND FUND, INC. - ALLIANCEBERNSTEIN CORPORATE BOND PORTFOLIO
                    ALLIANCEBERNSTEIN HIGH YIELD FUND, INC.

                          1345 Avenue of the Americas
                           New York, New York 10105

                                                             September 18, 2007

Dear Shareholders:

   The Boards of Directors (the "Directors") of AllianceBernstein Bond Fund, Inc. ("Bond Fund") and AllianceBernstein High Yield Fund, Inc. ("High Yield") are asking the shareholders of AllianceBernstein Corporate Bond Portfolio ("Corporate Bond"), a series of Bond Fund, and High Yield to approve the acquisition of the assets and liabilities of each fund by AllianceBernstein Emerging Market Debt Fund, Inc. ("Emerging Market Debt"). For this purpose, you are invited to a Joint Special Meeting of Shareholders of Corporate Bond and High Yield (the "Meeting") to be held on Friday, November 2, 2007. We sometimes refer to each of Emerging Market Debt, Corporate Bond and High Yield as a "Fund" and together as the "Funds".

   The proposed acquisitions are described in more detail in the attached combined Prospectus/Proxy Statement. You should review the Prospectus/Proxy Statement carefully. If the shareholders of each of Corporate Bond and High Yield approve the acquisitions by Emerging Market Debt, the acquisitions are expected to take place early in 2008. Each acquisition will not be contingent upon shareholder approval of the other acquisition.

   Emerging Market Debt, Corporate Bond and High Yield pursue the same investment objective, but Emerging Market Debt is less restricted by sector limitations than Corporate Bond or High Yield. After the proposed acquisitions, Emerging Market Debt (which will be renamed AllianceBernstein High Income Fund, Inc. in view of the recently approved broadening of its investment policies) will have complete flexibility to seek high income from foreign and domestic corporate and sovereign debt securities denominated either in the U.S. Dollar or in local currencies. It will continue to invest substantially all of its assets in below investment grade securities. We anticipate that the proposed acquisitions will result in benefits to the shareholders of Corporate Bond and High Yield as are discussed more fully in the Prospectus/Proxy Statement. As a general matter, we believe that shareholders will benefit from the broader opportunities to seek better returns offered by Emerging Market Debt's multi-sector investment approach, which should tend to reduce the risks of the Fund's investments. The Prospectus/Proxy Statement includes information about the risks of Emerging Market Debt's investments.

   The Directors of each Fund have considered, among other things, the investment objectives and policies of the Funds, changes to the global fixed-income markets in recent years, operating expense ratio reductions, excluding interest expense, for shareholders expected to result from the acquisitions, the continuity of the portfolio management team, the comparison of fees for the Funds and the pro forma combined Fund, the costs of the acquisitions, and the tax-free nature of the acquisitions by Emerging Market Debt of the assets and liabilities of Corporate Bond and High Yield and have concluded that the acquisitions are in the best interests of each Fund. The Directors of your Fund unanimously recommend that you vote "for" the proposed acquisition of your Fund by Emerging Market Debt.

   If the acquisition of each of Corporate Bond and High Yield by Emerging Market Debt is approved by their shareholders, each shareholder will receive shares of Emerging Market Debt of the same class as the shares the shareholder currently owns, which will have an aggregate net asset value ("NAV") equal to the aggregate NAV of the shareholder's shares in the Fund. Each Fund would then cease operations and dissolve. Shareholders of Corporate Bond and High Yield will not be assessed any sales charges or other shareholder fees in connection with the proposed acquisitions.

   We welcome your attendance at the November 2, 2007 Meeting. If you are unable to attend, we encourage you to authorize proxies to cast your votes. Broadridge (the "Proxy Solicitor"), a proxy solicitation firm, has been selected to assist in the proxy solicitation process. If we have not received your proxy as the date of the Meeting approaches, you may receive a telephone call from the Proxy Solicitor to remind you to submit your proxy. No matter how many shares you own, your vote is important.

Sincerely,

Marc O. Mayer
President

                      ALLIANCEBERNSTEIN BOND FUND INC. -
                  ALLIANCEBERNSTEIN CORPORATE BOND PORTFOLIO
                    ALLIANCEBERNSTEIN HIGH YIELD FUND, INC.

                         1345 Avenue of the Americas,
                           New York, New York 10105

               NOTICE OF A JOINT SPECIAL MEETING OF SHAREHOLDERS
                        SCHEDULED FOR NOVEMBER 2, 2007

To the shareholders of AllianceBernstein Corporate Bond Portfolio ("Corporate Bond"), a series of AllianceBernstein Bond Fund, Inc. ("Bond Fund"), a Maryland corporation:

   Notice is hereby given that a Special Meeting of the Shareholders (the "Meeting") of Corporate Bond will be held at the office of the Fund, 1345 Avenue of the Americas, 41st Floor, New York, New York 10105 on November 2, 2007 at 3:00 p.m., Eastern Time, to consider and vote on the following Proposal, which is more fully described in the accompanying Prospectus/Proxy Statement dated September 18, 2007:

    1. To approve an Agreement and Plan of Acquisition and Liquidation (the "Plan") between AllianceBernstein Bond Fund, Inc., on behalf of AllianceBernstein Bond Fund, Inc. - AllianceBernstein Corporate Bond Portfolio, and AllianceBernstein Emerging Market Debt Fund, Inc. ("Emerging Market Debt"), providing for the acquisition by Emerging Market Debt of all of the assets and assumption of all of the liabilities of Corporate Bond in exchange for shares of Emerging Market Debt. A vote in favor of this proposal by the shareholders of Corporate Bond also will constitute a vote in favor of the dissolution of Corporate Bond and termination of its registration under the Investment Company Act of 1940.

    2. To transact any other business as may properly come before the Meeting and any adjournments thereof.

To the shareholders of AllianceBernstein High Yield Fund, Inc. ("High Yield"), a Maryland corporation:

   Notice is hereby given that a Special Meeting of the Shareholders (the "Meeting") of High Yield will be held at the office of the Fund, 1345 Avenue of the Americas, 41st Floor, New York, New York 10105 on November 2, 2007 at 3:00 p.m., Eastern Time, to consider and vote on the following Proposal, which is more fully described in the accompanying Prospectus/Proxy Statement dated September 18, 2007:

    1. To approve an Agreement and Plan of Acquisition and Liquidation (the "Plan") between AllianceBernstein High Yield Fund, Inc. and AllianceBernstein Emerging Market Debt Fund, Inc. ("Emerging Market Debt"), providing for the acquisition by Emerging Market Debt of all of the assets and assumption of all of the liabilities of High Yield in exchange for shares of Emerging Market Debt. A vote in favor of this proposal by the shareholders of High Yield also will constitute a vote in favor of termination of its registration under the Investment Company Act of 1940.

    2. To transact any other business as may properly come before the Meeting and any adjournments thereof.

   Any shareholder of record of Corporate Bond or High Yield at the close of business on August 23, 2007 (the "Record Date") is entitled to notice of, and to vote at, the Meeting or any adjournment thereof. Proxies are being solicited on behalf of the Board of Directors of each Fund. Each shareholder who does not expect to attend the Meeting in person is requested to complete, date, sign and promptly return the enclosed Proxy Card, or to submit voting instructions by telephone at 1-866-412-8384.

                                                  By Order of the Boards of
                                                  Directors,

                                                  Marc O. Mayer
                                                  President

New York, New York
September 18, 2007



--------------------------------------------------------------------------------

                            YOUR VOTE IS IMPORTANT

   Please indicate your voting instructions on the enclosed Proxy Card, sign and date it, and return it in the envelope provided, which needs no postage if mailed in the United States. You may by telephone authorize a proxy to vote your shares. To do so, please follow the instructions on the enclosed Proxy Card. Your vote is very important no matter how many shares you own. In order to save any additional costs of further proxy solicitation and to allow the Meeting to be held as scheduled, please complete, date, sign and return your Proxy Card promptly.

--------------------------------------------------------------------------------

AllianceBernstein(R) and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

                          PROSPECTUS/PROXY STATEMENT

        Acquisition of the Assets and Assumption of the Liabilities of

ALLIANCEBERNSTEIN BOND FUND, INC. - ALLIANCEBERNSTEIN CORPORATE BOND PORTFOLIO
                    ALLIANCEBERNSTEIN HIGH YIELD FUND, INC.

                      By, and in Exchange for Shares of,

               ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND, INC.

                              September 18, 2007

                               TABLE OF CONTENTS

           Questions and Answers                                   3
           Proposal                                                6
           Summary                                                 7
              Comparison of Fees                                   7
              Comparison of Investment Advisory Fees               8
              Comparison of Investment Objectives and Policies     8
              Principal Risks                                     10
              Federal Income Tax Consequences                     10
              Comparison of Distribution and Purchase Procedures  11
              Service Providers                                   12
              Comparison of Business Structures                   12
           Information about the Transactions                     13
              Introduction                                        13
              Description of the Plans                            13
              Reasons for the Acquisitions                        13
              Description of Securities to be Issued              16
              Dividends and Other Distributions                   16
              Surrender of Acquired Fund Stock Certificates       17
              Federal Income Tax Consequences                     17
              Capitalization Information                          17
           Information about the Funds                            18
              Management of the Funds                             18
              Advisory Agreement and Fees                         18
              Distributor                                         19
              Other Service Providers                             19
           Voting Information                                     20
           Legal Matters                                          21
           Experts                                                21
           Financial Highlights                                   21

Appendix A --  Fee Table                                                                              22
Appendix B --  Comparison of Investment Objectives and Policies                                       30
Appendix C --  Fund Performance                                                                       39
Appendix D --  Description of Principal Risks of the Funds                                            44
Appendix E --  Certain Information Applicable to Class A, Class B, Class C, Class R, Class K, Class I
               and Advisor Class Shares of Emerging Market Debt                                       46
Appendix F --  Other Information                                                                      55

Appendix G --  Form of Agreement and Plan of Acquisition and Liquidation between an Acquired Fund
               and AllianceBernstein Emerging Market Debt Fund, Inc.                              57
Appendix H --  Capitalization                                                                     72
Appendix I --  Legal Proceedings                                                                  73
Appendix J --  Share Ownership Information                                                        74
Appendix K --  Financial Highlights                                                               84

                             QUESTIONS AND ANSWERS

The following questions and answers provide an overview of key features of the proposed acquisitions and of the information contained in this Prospectus/Proxy Statement. Some of the information provided below and in this Prospectus/Proxy Statement applies to both AllianceBernstein Corporate Bond Portfolio ("Corporate Bond"), a series of AllianceBernstein Bond Fund, Inc. ("Bond Fund"), and AllianceBernstein High Yield Fund, Inc. ("High Yield") and some to only one Fund. You do not necessarily need to review information that does not apply to the Fund in which you own shares unless, of course, you own shares in both Funds. Where information applies only to one Fund, we have tried to identify the Fund to make it easier for you to focus on information that is relevant to your vote. Please review the full Prospectus/Proxy Statement prior to casting your vote.

1. What is this document and why did we send this document to you?

This is a combined Prospectus/Proxy Statement that provides you with information about the proposed acquisitions of the assets and liabilities of Corporate Bond and High Yield (each an "Acquisition" and together, the "Acquisitions") by AllianceBernstein Emerging Market Debt Fund, Inc. ("Emerging Market Debt"). (Corporate Bond and High Yield are each an "Acquired Fund" and collectively, the "Acquired Funds." Emerging Market Debt and the Acquired Funds are each a "Fund" and collectively, the "Funds.") This document also solicits votes of the respective shareholders of each Acquired Fund on the acquisition of Corporate Bond and High Yield by requesting that Corporate Bond and High Yield shareholders separately approve an Agreement and Plan of Acquisition and Liquidation dated August 15, 2007, between Emerging Market Debt and each of the Acquired Funds (each a "Plan" and collectively, the "Plans").

The Board of Directors (the "Directors") of Emerging Market Debt have recently approved revisions to Emerging Market Debt's investment policies to give it complete flexibility to seek high income across sectors and currencies. For a more complete discussion of the investment policy revisions of Emerging Market Debt, see "Comparison of Investment Objectives and Policies" in the Summary.

  .   Corporate Bond

On August 2, 2007, the Directors of Corporate Bond and Emerging Market Debt approved and declared advisable the Acquisition of Corporate Bond by Emerging Market Debt and directed that the Acquisition be submitted to the shareholders for approval at a Special Meeting of Shareholders to be held on November 2, 2007 (the "Meeting"). Shareholders of Corporate Bond are receiving this Prospectus/Proxy Statement because they own shares of Corporate Bond. Each shareholder of record of Corporate Bond as of the close of business on the record date has the right under applicable legal and regulatory requirements to vote on the Acquisition. The Acquisition will not occur unless it is approved by Corporate Bond shareholders. This Prospectus/Proxy Statement contains the information shareholders of Corporate Bond should know before voting on the Acquisition of Corporate Bond by Emerging Market Debt.

  .   High Yield

On August 2, 2007, the Directors of High Yield and Emerging Market Debt approved and declared advisable the Acquisition of High Yield by Emerging Market Debt and directed that the Acquisition be submitted to the shareholders for approval at a Joint Special Meeting of Shareholders to be held on November 2, 2007 (the "Meeting"). Shareholders of High Yield are receiving this Prospectus/Proxy Statement because they own shares of High Yield. Each shareholder of record of High Yield as of the close of business on the record date has the right under applicable legal and regulatory requirements to vote on the Acquisition. The Acquisition will not occur unless it is approved by High Yield shareholders. This Prospectus/Proxy Statement contains the information shareholders of High Yield should know before voting on the Acquisition of High Yield by Emerging Market Debt.

Please note that each Acquisition is not contingent on the other Acquisition proposed in this Prospectus/Proxy Statement. Shareholders may contact a Fund at 1-800-221-5672 or write to a Fund at 1345 Avenue of the Americas, New York, NY 10105.

2. Who is eligible to vote on the Acquisition?

Shareholders of record at the close of business on August 23, 2007 (the "Record Date") are entitled to notice of and to vote at the Meeting or any adjournment or postponement of the Meeting. If you owned an Acquired Fund's shares on the Record Date, you have the right to vote even if you later sold your shares.

Each share is entitled to one vote. Shares represented by properly executed proxies, unless revoked before or at the Meeting, will be voted according to shareholders' instructions. If you sign and return a Proxy Card but do not fill in a vote, your shares will be voted "FOR" the Acquisition. If any other business properly comes before the Meeting, your shares will be voted at the discretion of the persons named as proxies.

3. How will the Acquisitions work?

Each Plan provides for (i) the transfer of all the assets of the Acquired Fund to Emerging Market Debt, (ii) the assumption by Emerging Market Debt of all the liabilities of the Acquired Fund and the subsequent redemption of shares of the Acquired Fund, (iii) the issuance to each Acquired Fund's shareholders of the equivalent class of shares of Emerging Market Debt, equal in aggregate net asset value ("NAV") to the NAV of their former Acquired Fund shares, and
(iv) the cessation of operations and dissolution of the Acquired Fund.

As a shareholder of an Acquired Fund, you will receive the same class of shares of Emerging Market Debt as the shares you currently own, having an aggregate NAV equal to the aggregate NAV of your shares in the Acquired Fund. The contingent deferred sales charge ("CDSC") period applicable to the Acquired Funds' shares prior to the Acquisition will continue to apply to the shares of Emerging Market Debt issued in the Acquisition. Shareholders of an Acquired Fund will not be assessed any sales charges or other shareholder fees in connection with the proposed Acquisition. The Acquisition will not occur unless it is approved by the shareholders of the Acquired Fund.

4. Why are the Acquisitions being proposed?

After considering the recommendation of the Adviser, the Directors of the Acquired Funds concluded that participation by each of the Acquired Funds in the Acquisitions is in the best interests of each of the Acquired Funds. The Directors also concluded that the Acquisitions would benefit shareholders of each of the Acquired Funds by resulting in, among other things, a reduction in operating expenses, excluding interest expense, and investment opportunities in a broader range of fixed-income securities, and would not dilute shareholders' interests. In reaching this conclusion, the Boards considered, among other things, the investment objectives and investment policies of the Funds, changes to the global fixed-income markets in recent years, expense ratio reductions expected to result from each of the Acquisitions, the continuity of the portfolio management team, the comparison of fees for the Funds and the pro forma combined Fund, the costs of the Acquisitions, and the tax-free nature of the Acquisitions.

5. When will the Acquisitions take place?

If the shareholders of each Acquired Fund approve the Acquisitions by Emerging Market Debt, then the Acquisitions are expected to take place early in 2008.

6. Who will bear the expenses of the Acquisitions?

Each Fund will bear the expenses of the Acquisitions, which are estimated to be approximately $505,000, on a relative net asset basis. Assuming that both Acquisitions are approved, this would mean that Corporate Bond, High Yield and Emerging Market Debt would bear expenses of approximately $258,203, $77,028 and $169,769, respectively.

7. Where may I find additional information regarding the Funds?

Additional information about the Funds is available in the Statement of Additional Information ("SAI") dated September 18, 2007 that has been filed with the Securities and Exchange Commission ("SEC") in connection with this Prospectus/Proxy Statement. The SAI and each Fund's Annual Report to Shareholders, which contain audited financial statements for each of the Funds' fiscal years, are incorporated by reference into this Prospectus/Proxy Statement. In addition, the Funds' Semi-Annual Reports and the prospectus for each Fund dated February 1, 2007 (collectively, the "Prospectuses") are also incorporated by reference into this Prospectus/Proxy Statement.

Additional copies of the Annual and Semi-annual Reports and the Prospectuses are available at www.alliancebernstein.com and are also available, along with this Prospectus/Proxy Statement and SAI, upon request, without charge, by writing to the address or calling the telephone number listed below.

              By mail:  AllianceBernstein Investor Services, Inc.
                        P.O. Box 786003
                        San Antonio, TX 78278-6003

              By phone: For Information: 1-800-221-5672
                        For Literature: 1-800-227-4618

All of this additional information is also available in documents filed with the SEC. You may view or obtain these documents from the SEC:

In person:          at the SEC's Public Reference Room in Washington, DC

By phone:           1-202-551-8090 (for information on the operations of the Public
                    Reference Room only)

By mail:            Public Reference Section, Securities and Exchange Commission,
                    Washington, DC 20549-0102 (duplicating fee required)

By electronic mail: publicinfo@sec.gov (duplicating fee required)

On the Internet:    www.sec.gov

Other Important Things to Note:

  .   You may lose money by investing in the Funds.

  . The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

                                   PROPOSAL
   APPROVAL OF AN AGREEMENT AND PLAN OF ACQUISITION AND LIQUIDATION BETWEEN
              EMERGING MARKET DEBT AND EACH OF THE ACQUIRED FUNDS

   On August 2, 2007, the Directors of each Acquired Fund declared advisable and voted to approve the Plan and the Acquisition applicable to it, subject to the approval of the shareholders of that Fund. Each Plan provides for (i) the transfer of all the assets of an Acquired Fund to Emerging Market Debt,
(ii) the assumption by Emerging Market Debt of all the liabilities of the Acquired Fund and the subsequent redemption of shares of the Acquired Fund,
(iii) the issuance to each Acquired Fund's shareholders of the equivalent class of shares of Emerging Market Debt, equal in aggregate NAV to the NAV of their former Acquired Fund shares, and (iv) the cessation of operations and dissolution of the Acquired Funds.

   Each Acquired Fund shareholder will receive the number of full and fractional shares of Emerging Market Debt having an aggregate NAV that, on the effective date of the Acquisition, is equal to the aggregate NAV of the shareholder's shares of the Acquired Fund. Shareholders of the Acquired Fund will recognize no gain or loss. If approved by the shareholders of the Acquired Funds, the Acquisitions are expected to occur early in 2008.

   The Acquisitions require shareholder approval. The shareholders of Corporate Bond and High Yield must each approve the Acquisition of the assets and liabilities of their respective Fund by Emerging Market Debt. Although the Directors are proposing that Emerging Market Debt acquire each of the Acquired Funds, the acquisition of one Acquired Fund is not contingent upon the acquisition of the other Acquired Fund. For each of Corporate Bond and High Yield, approval of the Acquisition requires the affirmative vote of the holders of a "majority of the outstanding voting securities" of the Acquired Fund, as defined in the Investment Company Act of 1940 ("1940 Act"). Under the 1940 Act, a vote of the holders of a majority of the outstanding voting securities of a Fund means the vote of the holders of the lesser of: (i) 67% or more of the outstanding shares of the Fund present at the Meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
(ii) more than 50% of the outstanding shares of the Fund.

   A quorum for the transaction of business by the shareholders of Corporate Bond and High Yield at the Meeting will consist of the presence in person or by proxy of the holders of one-third of the shares of each Fund entitled to vote at the Meeting.

   The Directors of each Acquired Fund concluded that participation by its Fund in each Acquisition is in the best interests of the Fund. The Directors also concluded that the proposed Acquisitions would not dilute shareholders' interests. In reaching this conclusion, the Directors considered, among other things, the investment objectives and investment policies of the Funds, changes to the global fixed-income markets in recent years, the reduction in operating expense ratio, excluding interest expense, expected to result from each of the Acquisitions, the continuity of the portfolio management team, the comparison of fees for the Funds and the pro forma combined Fund, the costs of the Acquisitions, and the tax-free nature of the Acquisitions.

   For a more complete discussion of the factors considered by the Directors in approving the Acquisitions, see "Reasons for the Acquisitions" in Information About the Transactions.

                                    SUMMARY

   The following summary highlights differences between Emerging Market Debt and each Acquired Fund. This summary is not complete and does not contain all of the information that you should consider before voting on the Acquisition. For more complete information, please read this entire document. Note that certain information is presented as of April 30, 2007. At the July 31-August 2, 2007 Regular Board Meetings (the "Board Meetings"), each Fund's Adviser, AllianceBernstein L.P., represented to the Directors that, if the information were updated, it would not differ in any material respect.

   Corporate Bond is a diversified open-end investment company, with net assets, as of April 30, 2007, of $602 million, that invests primarily in corporate debt securities. High Yield is a diversified open-end investment company, with net assets as of April 30, 2007 of $201 million, that invests primarily in high yield debt securities, also known as "junk bonds", which are rated below investment grade.

   Emerging Market Debt is a non-diversified open-end investment company, with net assets as of April 30, 2007, of $393 million, that invests primarily in emerging market debt securities, substantially all of which may be below investment grade. Emerging Market Debt may invest in both corporate and government debt securities. As discussed below, the Directors of Emerging Market Debt have recently approved revisions to Emerging Market Debt's investment policies to give it complete flexibility to seek high income across sectors and currencies. In addition, Emerging Market Debt, among other things, will no longer be required to invest primarily in emerging market debt securities or to limit its investments in non-U.S. Dollar-denominated debt securities. To reflect Emerging Market Debt's broader policies, the Directors also approved a change in its name to AllianceBernstein High Income Fund, Inc. ("High Income Fund").

   Emerging Market Debt has outperformed Corporate Bond and High Yield for the past one, five and ten (nine in the case of High Yield due to its inception in April, 1997) year periods. For example, Emerging Market Debt's average annual total return for its Class A shares for the one, five and ten year periods ending December 31, 2006 was 7.06%, 16.60%, and 10.91% and the comparable performance for Corporate Bond and High Yield was 0.17%, 4.70% and 5.32%, and 4.45%, 6.73%, and 3.94% (nine years), respectively.

Comparison of Fees

   The Acquisitions are expected to result in an operating expense ratio for the combined Fund, excluding interest expense, that is lower than the current, actual operating expense ratio of any Fund. In addition, the Adviser will adopt an expense cap for Emerging Market Debt's Class A shares of .95% (with corresponding expense caps for other classes of shares) effective at the time of the Acquisitions. The fee cap does not apply to certain expenses, including interest expense. While all of the Funds may use leveraging techniques, for example, reverse repurchase agreements, to enhance returns, only Emerging Market Debt has used leverage recently. The use of leverage results in interest expense, which increases a fund's expense ratio. The amount of leverage used by the Funds, and the corresponding interest expense, varies from year to year depending on market conditions and interest rates. The Acquisitions would result in a significant reduction in operating expenses, excluding interest expense, for the Acquired Funds but, if interest expense is included, would result in an increase in the annual expense ratio of Corporate Bond and High Yield.

   The following table illustrates, as of April 30, 2007, the expected reduction in operating expenses, excluding interest expense, for the Class A shares of each Fund as well as expense ratios, including interest expense, related to the use of leverage by Emerging Market Debt, assuming that either or both Acquisitions are consummated.

                                                                                        Projected
                                                   Pro Forma                          Total Annual        Projected
                                                 Total Annual        Pro Forma          Operating        Total Annual
                                                   Operating        Total Annual      Expense Ratio     Expense Ratio
                                                 Expense Ratio     Expense Ratio     with Fee Cap**     with Fee Cap**
                                 Total Annual     (excluding         (including        (excluding         (including
                                 Expense Ratio interest expense) interest expense)* interest expense) interest expense)*
                                 ------------- ----------------- ------------------ ----------------- ------------------
Corporate Bond                       1.11%             --                 --                --                 --
High Yield                           1.23%             --                 --                --                 --
Emerging Market Debt (excluding
  interest expense)                  1.12%             --                 --                --                 --
Emerging Market Debt (including
  interest expense)                  1.44%             --                 --                --                 --
Corporate Bond Acquisition Alone
  (pro forma)                          --            1.06%              1.38%              .95%              1.27%
High Yield Acquisition Alone
  (pro forma)                          --            1.08%              1.40%              .95%              1.27%
Combined Fund (pro forma)              --            1.05%              1.37%              .95%              1.27%

--------
*  Assumes maintenance of current level of leverage used by Emerging Market
   Debt.
** The Adviser has agreed to impose an expense ratio cap for Emerging Market
   Debt of .95% for Class A shares with corresponding caps for the other classes of shares that will become effective after the Acquisitions. The cap is effective until October 31, 2009 and will continue thereafter for one-year periods unless the Adviser gives Emerging Market Debt notice of termination at least 60 days prior to the end of the Fund's fiscal year. The fee cap does not apply to certain expenses, including interest expense.

   As the table indicates, the operating expenses per share, after waiver but excluding interest expense, would be reduced for Corporate Bond and High Yield shares by .16% and .28%, respectively, if the Acquisitions are consummated. While the continuing operating expenses of the Funds will be reduced, the increase in interest expense, assuming the combined Fund continues to maintain leverage, will result in an increase in the total expense ratio, after waiver, for Corporate Bond of .16% and for High Yield of .04%. The Fee Table, attached hereto as Appendix A, describes the fees and expense of each class of the Funds as of each Fund's fiscal year end and includes pro forma expenses for the combined Fund assuming that the Acquisition is approved by shareholders of each Fund.

Comparison of Investment Advisory Fees

   The Funds pay advisory fees to the Adviser at the same rates, which are .50% of the first $2.5 billion, .45% of the excess of $2.5 billion up to $5 billion and .40% of the excess over $5 billion. Although the fee rates are the same, Emerging Market Debt's advisory fee is potentially higher because it is based on net assets plus borrowings, while the advisory fees of Corporate Bond and High Yield are based on net assets only and do not include borrowings. However, in the past, Emerging Market Debt has not borrowed money for investment purposes.

Comparison of Investment Objectives and Policies

   At the Board Meetings, the Directors of Emerging Market Debt approved revisions in Emerging Market Debt's investment policies to remove a number of non-fundamental investment restrictions that limit its ability to pursue opportunities across sectors and currencies. Under the policies approved by the Directors, Emerging Market Debt will have complete flexibility to seek high income from foreign and domestic, corporate and sovereign debt securities denominated either in the U.S. Dollar or in local currencies. The following policies of Emerging Market Debt were revised:

  . the Fund's policy to invest at least 80% of its net assets in emerging market debt securities will be eliminated;

  . the Fund will not be subject to a 35% limitation on investments in corporate debt securities;

  . the Fund will not be subject to the requirement to invest at least 65% of its net assets in sovereign debt obligations;

  . the Fund will not be subject to the limitation that it invest no more than 5% of its assets in securities denominated in any one currency other than the U.S. Dollar; and

  . the Fund will not be subject to the limitation that it invest no more than 25% of its assets in non-U.S. Dollar-denominated debt securities.

   The Adviser expects that these broader guidelines will allow the combined Fund access to broader investment opportunities over time. These policy changes will become effective on or about the expected effective time of the Acquisitions, which are expected to occur early in 2008, and will occur regardless of whether the Acquired Funds' shareholders approve the Acquisitions.

   As noted above, in connection with these policy changes, the Directors approved a change in Emerging Market Debt's name. For the purposes of this discussion and the discussion of principal risks below, we will refer to Emerging Market Debt by its new name, High Income Fund. All three Funds pursue the same investment objective: to maximize total return from price appreciation and income. All three Funds also have identical fundamental investment policies except in one respect. High Income Fund is a non-diversified fund whereas Corporate Bond and High Yield are diversified. The following table shows the investment objective and principal investment strategies of each Fund:

                Corporate Bond             High Yield            High Income Fund
           ------------------------ ------------------------ ------------------------
Investment The Fund's investment    The Fund's investment    The Fund's investment
Objective  objective is to max-     objective is to max-     objective is to max-
           imize total returns      imize total returns      imize total returns
           from price apprecia-     from price apprecia-     from price apprecia-
           tion and income.         tion and income.         tion and income.

Principal  (i) The Fund invests,    (i) The Fund invests,    (i) The Fund seeks
Investment under normal circum-     under normal circum-     high income from for-
Strategies stances, at least 80% of stances, at least 80% of eign and domestic, its net assets in corpo- its net assets in high-  corporate and sover-
           rate bonds and other     yield debt securities.   eign debt securities
           corporate debt                                    denominated in the
           securities.                                       U.S. Dollar or in local
                                                             currencies.

           (ii) The Fund is         (ii) The Fund is         (ii) The Fund is a non-
           diversified.             diversified.             diversified, open-end
                                                             investment company.

           (iii) The Fund invests   (iii) The Fund may       (iii) The Fund may
           in corporate debt        invest in corporate      invest in corporate
           securities.              debt securities.         debt securities.

           (iv) The Fund may        (iv) The Fund may        (iv) The Fund may
           invest up to 50% of its  invest in U.S. Dollar-   invest, without limi-
           assets in foreign (non-  denominated and non-     tation, in U.S. Dollar
           U.S.) fixed-income       U.S. Dollar-             and non-U.S. Dollar-
           securities and in        denominated foreign      denominated debt
           sovereign debt obliga-   fixed-income             securities.
           tions. All of the Fund's securities.
           investments, whether
           foreign or domestic,
           are U.S. Dollar-
           denominated.

           (v) The Fund may in-     (v) The Fund invests at  (v) The Fund invests
           vest up to 35% of its    least 80% of its assets  substantially all of its
           assets in below          in below investment      assets in below
           investment grade         grade securities.        investment grade
           securities.                                       securities.

   Each of the Funds invests primarily in the fixed-income securities but, as noted in the table above, focuses on different sectors of the bond market. All of the Funds may invest in foreign fixed-income securities, but Corporate Bond's investments are all U.S. Dollar-denominated, while High Yield has greater, and High Income Fund has complete, flexibility to invest in non-U.S. Dollar-denominated securities. In addition, Corporate Bond's investments in below investment grade securities, or junk bonds, are limited to 35% of its net assets, while High Yield and High Income Fund invest substantially all of their assets in below investment grade securities. Corporate Bond and High Yield are diversified funds and High Income Fund is non-diversified, which means that it can invest more of its assets in a smaller number of issuers of fixed-income securities and that it may be a more risky investment. High Income Fund's investment strategy is less restricted by sector limitations than Corporate Bond's or High Yield's and the Fund can pursue income opportunities from government, corporate, emerging market and high yield sources. All of the Funds may use leverage techniques, such as reverse repurchase agreements, but recently only High Income Fund has used these techniques. A more detailed comparison of the investment strategies and policies of the Funds is provided in Appendix B and the historical performance of the Funds is provided in Appendix C. You can find additional information on the Funds in the SAI.

   The Directors of the Acquired Funds believe that the shareholders of the Acquired Funds should benefit over time from the broadened investment mandate of High Income Fund. The Acquired Funds' shareholders should recognize that High Income Fund's broader investment universe may involve greater risk than that of the Acquired Funds. However, the Adviser believes that using a multi-sector approach should tend to reduce the risks of High Income Fund's investments.

   The Adviser anticipates that virtually all of High Yield's securities will be retained by the combined Fund after the Acquisition, so that no portfolio repositioning will be required. The Adviser expects to reposition Corporate Bond's portfolio. The Adviser expects that the combined Fund will retain at least 33% of Corporate Bond's portfolio. The remaining securities will be transferred or liquidated prior to the merger.

Principal Risks

   Each Fund is subject to market risk, interest rate risk, credit risk, inflation risk, foreign risk, and currency risk. In addition, High Income Fund is subject to emerging market risk, leverage risk and diversification risk. High Income Fund may be a riskier investment, but, as noted above, the Adviser believes these risks should tend to be reduced through the use of a diversified, multi-sector investment strategy. A description of each of these risks is provided in Appendix D.

Federal Income Tax Consequences

   No gain or loss will be recognized by the Acquired Funds or their shareholders as a result of the Acquisitions. The aggregate tax basis of the shares of Emerging Market Debt received by a shareholder of the Acquired Funds (including any fractional shares to which the shareholder may be entitled) will be the same as the aggregate tax basis of the shareholder's shares of the Acquired Funds. The holding period of the shares of Emerging Market Debt received by a shareholder of the Acquired Funds (including any fractional share to which the shareholder may be entitled) will include the holding period of the shares of the Acquired Funds held by the shareholder, provided that such shares are held as capital assets by the shareholder of the Acquired Funds at the time of the Acquisitions. The holding period and tax basis of each asset of the Acquired Funds in the hands of Emerging Market Debt as a result of the Acquisitions will be the same as the holding period and tax basis of each such asset in the hands of the Acquired Funds prior to the Acquisitions. Provided that Corporate Bond shares and High Yield shares surrendered constitute capital assets in the hands of the shareholder, such gain or loss realized by the shareholder will be capital gain or loss upon disposition of the shares. This tax information is based on the advice of Seward & Kissel LLP, counsel to each of the Funds. It is a condition to the closing of the Acquisitions that such advice be confirmed in a written opinion of counsel. An opinion of counsel is not binding on the Internal Revenue Service.

   Corporate Bond has realized gains and substantial capital loss carryforwards, which will offset these gains. Corporate Bond's capital loss carryforwards will also offset any gains realized from its anticipated portfolio repositioning prior to the Acquisition. High Yield has realized gains and substantial capital loss carryforwards, which will offset these gains. No distribution of capital gains by Corporate Bond or High Yield is anticipated prior to the closing of the Acquisitions.

   Corporate Bond has capital loss carryforwards, as of April 30, 2007, of approximately $284 million, or $5.80 per share, and High Yield has capital loss carryforwards, as of April 30, 2007, of approximately $348 million, or $10.29 per share. Emerging Market Debt has no capital loss carryforwards. The combined Fund will have capital loss carryforwards of $632 million, or $4.79 per share. As a result, the capital loss carryforwards available to Corporate Bond shareholders will be reduced somewhat, those available to High Yield shareholders will be reduced significantly, and those available to Emerging Market Debt shareholders will be increased significantly. The Acquisition of High Yield will, however, trigger the loss limitation provisions of section 382 of the Internal Revenue Code (the "Code"), which would subject the use of its capital loss carryforwards to an annual limitation for taxable years after the Acquisition. In any event, it is highly unlikely that the combined Fund, because it is a fixed-income fund, will be able to generate enough capital gains to be able to use all of these capital loss carryforwards before they expire.

   Additional tax considerations are discussed under the section on "Federal Income Tax Consequences" in Information About the Proposed Transactions.

Comparison of Distribution and Purchase Procedures

   The shares of each Fund are offered to a broad range of investors. Class A shares of each Fund are sold with a front-end sales load of up to 4.25% for purchases of less than $1,000,000. Class B shares are available at NAV without an initial sales charge. Your investment, however, is subject to a CDSC if you redeem shares within three years of purchase or, in the case of High Yield, if you redeem shares within four years of purchase. The CDSC varies depending on the number of years you hold the shares. Class C shares are also available at NAV without an initial sales charge. Your investment, however, is subject to a 1% CDSC if you redeem your shares within one year. Advisor Class shares may be purchased through a financial adviser at NAV.

   Class A, Class R, Class K and Class I shares of each Fund are available to certain group retirement plans at NAV, without an initial sales charge, to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of the Fund ("group retirement plans"), as follows: Class A shares are designed for group retirement plans with assets in excess of $10,000,000. Class A shares are also available at NAV to the AllianceBernstein Link, AllianceBernstein Individual 401(k) and AllianceBernstein SIMPLE IRA plans with at least $250,000 in plan assets or 100 employees. Class R shares are designed for group retirement plans with plan assets up to $10,000,000. Class K shares are designed for group retirement plans with at least $1,000,000 in plan assets. Class I shares are designed for group retirement plans with at least $10,000,000 in plan assets and are available to certain investment advisory clients of the Adviser who invest at least $2,000,000 in a Fund.

   The CDSCs applicable to shares of the Acquired Funds will continue to apply to Emerging Market Debt shares issued in each Acquisition. The CDSC period will be calculated from the date of the original purchase of the Acquired Funds' shares. High Yield has a CDSC period of four years as compared to Corporate Bond, which has a CDSC period of three years. Thus, a High Yield shareholder whose investment is less than four years old would continue to be charged a 1% CDSC if he or she redeemed the shares of Emerging Market Debt received in the Acquisition prior to the end of the four year period, while shareholders of Corporate Bond could redeem their shares in the fourth year after purchase with no CDSC. In addition, High Yield Class B shares will convert to Class A shares after eight years in accordance with the High Yield conversion schedule, unlike Corporate and Emerging Market Debt Class B shares, which will convert to Class A shares after six years.

   Each Fund's Class A shares have a .30% distribution (Rule 12b-1) fee. The Class B and Class C shares of each Fund have a 1.00% distribution fee. Class R shares of each Fund have a .50% distribution fee and Class K shares of each Fund have a .25% distribution fee. The shares of each Fund may be exchanged for comparable classes of shares of other AllianceBernstein mutual funds. More information on distribution and purchase procedures of Emerging Market Debt is provided in Appendix E.

Service Providers

   The Funds have the same service providers, which will continue in their capacity after the Acquisitions, with one exception. The Bank of New York, which is the custodian for High Yield and Emerging Market Debt, will serve in that capacity after the Acquisitions in lieu of Corporate Bond's current custodian, which is State Street Bank & Trust Company.

Comparison of Business Structures

   Bond Fund, of which Corporate Bond is a series, High Yield and Emerging Market Debt are each organized as a Maryland corporation and are governed by their Charter, By-Laws and Maryland law. For more information on the comparison of the business structure of the Funds, see Appendix F.

                      INFORMATION ABOUT THE TRANSACTIONS

Introduction

   This Prospectus/Proxy Statement is provided to you to solicit your proxy for exercise at the Meeting to approve the acquisition of the assets and assumption of the liabilities of each Acquired Fund by Emerging Market Debt and the subsequent termination of the Acquired Funds. The Meeting will be held at 1345 Avenue of the Americas, 41st Floor, New York, New York 10105 at 3:00 p.m., Eastern Time, on November 2, 2007. This Prospectus/Proxy Statement, the accompanying Notice of the Special Meeting of Shareholders and the enclosed Proxy Card are being mailed to shareholders of the Acquired Funds on or about September 19, 2007.

Description of the Plans

   As provided in each Plan, Emerging Market Debt will acquire all the assets and assume all the liabilities of the applicable Acquired Fund at the effective time of the Acquisition (the "Effective Time"). In return, Emerging Market Debt will issue, and the Acquired Fund will distribute to its shareholders, a number of full and fractional shares of Emerging Market Debt, determined by dividing the net value of all the assets of the Acquired Fund by the NAV of one share of Emerging Market Debt. For this purpose, the Plan provides the times for and methods of determining the net value of the assets of each Fund. The Plans provide that shareholders of the Acquired Funds will be credited with shares of Emerging Market Debt corresponding to the aggregate NAV of each Acquired Fund's shares that the shareholder holds of record at the Effective Time.

   Following the distribution of Emerging Market Debt shares, each Acquired Fund will redeem its outstanding shares, wind up its affairs, cease operations, and dissolve as soon as is reasonably possible after the Acquisition. In the event an Acquisition does not receive the required shareholder approval, the applicable Fund will continue its operations and its Directors will consider what future action, if any, is appropriate.

   The projected expenses of the Acquisitions, largely those for legal, accounting, printing and proxy solicitation expenses, are estimated to total approximately $505,000. The projected expenses will be borne by the Funds on a relative net asset basis in the amounts of approximately $258,203, $77,028 and $169,769 for Corporate Bond, High Yield and Emerging Market Debt, respectively.

   The Acquisitions are expected to occur early in 2008. Each Acquisition is conditioned upon approval of the Plan by the shareholders of the applicable Fund and each such Fund satisfying the terms of the applicable Plan. Under applicable legal and regulatory requirements, none of Acquired Fund's shareholders will be entitled to exercise objecting shareholders' appraisal rights, i.e., to demand the fair value of their shares in connection with the Acquisition. Therefore, shareholders will be bound by the terms of the Acquisition under the Plan to which their Fund is a party.

   Completion of the Acquisitions is subject to certain conditions set forth in each Plan, some of which may be waived by a party to the Plan. The Plans may be amended in any mutually agreed manner, except that no amendment may be made subsequent to the Meeting that materially alters the obligations of either party. The parties to each Plan may terminate the Plan by mutual consent and either party has the right to terminate the Plan under certain circumstances. Among other circumstances, either party may at any time terminate the Plan unilaterally upon a determination by the party's Directors that proceeding with the Plan is not in the best interests of the Fund or its shareholders.

   A copy of a form of the Plan is attached as Appendix G.

Reasons for the Acquisitions

   At the Meetings, the Adviser recommended that the Directors approve and recommend to the Funds' shareholders for their approval each of the Plans and Acquisitions. The Directors considered the factors discussed below from the point of view of the interests of each Acquired Fund and its shareholders separately. After careful consideration, the Directors of each Acquired Fund (including all Directors who are not "interested persons" of the Fund, the Adviser or its affiliates) determined that the Acquisitions would be in the best interests of each

Acquired Fund and that the interests of existing shareholders of the Funds would not be diluted as a result of the Acquisitions. The Directors have unanimously approved the Plans and Acquisitions and recommended that the shareholders of the Acquired Funds vote in favor of the Acquisition by approving the Plans.

   The Adviser presented the following reasons in favor of the Acquisitions:

  . Corporate Bond is a diversified open-end investment company, with net assets at April 30, 2007, of $602 million, that invests primarily in corporate debt securities, up to 35% of which can be below investment grade. High Yield is a diversified open-end investment company, with net assets at April 30, 2007, of $201 million, that invests primarily in high yield debt securities, also known as "junk bonds," which are rated below investment grade. Emerging Market Debt is a non-diversified open-end investment company, with net assets at April 30, 2007, of $393 million, that invests primarily in emerging market debt securities, substantially all of which may be below investment grade.

  . The Adviser discussed with the Directors that all three Funds pursue the same investment objective: to maximize total return from price appreciation and income. Emerging Market Debt, however, currently operates in a style closer to the Adviser's recommendation that the AllianceBernstein fixed-income funds evolve to multi-sector strategies than does either High Yield or Corporate Bond, which have investment policies reflecting a sector bias. Emerging Market Debt can pursue opportunities from government, corporate, emerging market and high yield sources. The Adviser noted that Emerging Market Debt has outperformed High Yield and Corporate Bond over the past one, five and ten (nine in the case of High Yield) year periods.

  . The Adviser discussed with the Directors that it believed that the Acquisitions would benefit the Acquired Funds and their shareholders. The Adviser believed that the Acquired Funds' shareholders would benefit from the multi-sector strategy of Emerging Market Debt because it invests in a broader range of debt securities. The Adviser also believed that this benefit would be augmented by virtue of the non-fundamental policy changes that it recommended to, and were approved by, the Directors, which would permit Emerging Market Debt to invest more of its assets in corporate debt and remove the restrictions that it invest at least 80% of its assets in emerging market debt and no more than 25% of its assets in non-U.S. Dollar-denominated debt securities.

  . The Adviser discussed that Corporate Bond, launched in 1974, Emerging Market Debt, launched in 1994, and High Yield, launched in 1997, were each designed to provide high yields and the opportunity for appreciation given the secular outlooks for their specific sectors. Each of these investment premises held true and each of these sectors has provided exceptionally high yields at various points in time in their histories, albeit also with the high risk commensurate with single sector investing. The Adviser also noted that the goal of Emerging Market Debt's investment strategy is to continue to find sources of high income, but using a multi-sector approach that should tend to reduce risk.

   At the Board Meetings, the Directors (with the advice and assistance of independent counsel) also considered, among other things:

  . potential shareholder benefits, including the fact that total operating expenses, excluding interest expense, of each class of shares of the combined Fund are expected to be significantly lower than the current expenses of comparable classes of shares of each of the Acquired Funds, particularly in light of the expense cap adopted by the Adviser, effective at the time of the Acquisition, for Emerging Market Debt's Class A shares of 0.95% (with corresponding expense caps for other classes of shares), which is effective until October 31, 2009 and which will continue thereafter for one-year periods unless the Adviser gives Emerging Market Debt notice of termination at least 60 days prior to the end of the Fund's fiscal year and that, if the leverage techniques currently used by Emerging Market Debt are maintained after the Acquisitions, the annual expense ratio for each class of shares of Corporate Bond and High Yield will be higher;

  . the Adviser's plans with respect to the portfolio securities of Emerging Market Debt and the Acquired Funds, including the (i) anticipated retention of virtually all of High Yield's securities holdings after its

     Acquisition; (ii) disposition, depending upon market conditions, of up to 2/3 of Corporate Bond's securities prior to its Acquisition for which disposition there will be no material transaction costs recorded because Corporate Bond's securities are valued at bid prices and because the Adviser does not believe that there will be any market impact as a result of these sales; and (iii) investment by Emerging Market Debt of the cash acquired from Corporate Bond in accordance with Emerging Market Debt's revised investment guidelines for which the transaction costs are expected to be up to approximately $3.2 million, or .28% of the combined Fund's net assets (assuming both Acquisitions are completed), which will be borne by the combined Fund since all three Funds' shareholders are expected to benefit from the opportunities afforded by the new strategies and by the expected ongoing reduction of operating expenses as a result of the Acquisitions;

  . the current asset levels of the Acquired Funds and the combined pro forma asset levels of Emerging Market Debt;

  . the historical investment performance of the Funds, including the fact that Emerging Market Debt has outperformed both of the Acquired Funds, reflecting its multi-sector investment strategy, and should, in the Adviser's view, continue to perform better than single sector funds, such as the Acquired Funds;

  . the investment objectives and principal investment strategies of the Funds, as well as the fact that Emerging Market Debt is a multi-sector fund that may invest in a broader range of debt securities and the proposed changes to Emerging Market Debt's non-fundamental investment policies discussed above; and

  . the portfolio management team for each of the Funds, which is the Adviser's Global Credit Investment Team for each of Corporate Bond and High Yield and is the Adviser's Global Fixed Income Investment Team for Emerging Market Debt, and that, following the Acquisitions, both teams will share responsibility for the management of the combined Fund.

   The Directors also considered, among other things:

  . the historical and pro forma tax attributes of the Acquired Funds, including that (i) both of the Acquired Funds have realized gains and substantial capital loss carryforwards, which will offset the gains realized as a result of the portfolio repositioning discussed above or otherwise; (ii) Emerging Market Debt has no capital loss carryforwards;
      (iii) after the Acquisitions, the capital loss carryforwards available to Corporate Bond shareholders would be reduced somewhat, those available to High Yield would be reduced significantly, and those available to Emerging Market Debt will increase significantly; and (iv) the availability of these capital loss carryforwards in the combined Fund may not be meaningful because they may be limited by the loss limitation provisions of the Code and because it is highly unlikely that the combined Fund, because it is a fixed-income fund, will be able to generate enough capital gains to able to use all of these capital loss carryforwards before they expire;

  .   the form of the Plans and the terms and conditions of the Acquisitions;

  . the fact that each Acquired Fund pays advisory fees to the Adviser at the same rates, although Emerging Market Debt's advisory fee is potentially higher because it is based on net assets plus borrowings, while the advisory fees of Corporate Bond and High Yield are based on net assets only and do not include borrowings; however, Emerging Market Debt has not historically borrowed money for investment purposes;

  . whether the Acquisitions would result in the dilution of shareholders' interests;

  .   the number of shareholder accounts and average account sizes of the Funds;

  .   changes in service providers that would result from the Acquisitions;

  . the benefits of the Acquisitions to the Adviser, which will benefit from the elimination of monitoring and administering the Acquired Funds;

  . the fact that Emerging Market Debt will assume all the liabilities of the Acquired Funds;

  . the fact that Emerging Market Debt will assume the unreimbursed distribution expenses that have not been reimbursed to the Acquired Funds' principal underwriter under the plans adopted by the Acquired Funds pursuant to Rule 12b-1 under the 1940 Act;

  .   the expected federal income tax consequences of the Acquisitions;

  . the fact that the costs of the Acquisitions will be borne on a relative net asset basis by each of the Funds; and

  . the fact that the Adviser has agreed to indemnify Emerging Market Debt for a three-year period against any undisclosed or other liabilities not disclosed or not reflected in the NAV of the Acquired Funds at the time of the Acquisitions, to reimburse Emerging Market Debt for any costs in connection with investigating any such liability, and to continue certain insurance coverage for the Acquired Funds for a six-year period.

   Also at the Board Meetings, the Directors of Emerging Market Debt (comprised of the same persons as the Boards of the Acquired Funds) approved the proposed Plans. No vote of shareholders of Emerging Market Debt is required in connection with the Acquisition.

Description of Securities to be Issued

  .   Corporate Bond Acquisition

   Under the Corporate Bond Plan, Emerging Market Debt will issue additional shares of common stock of its Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I for distribution to Corporate Bond. Under its Charter and Bylaws, Emerging Market Debt may issue up to 3,000,000,000 shares of common stock, par value $.001 per share, for each of these Classes.

   When the Acquisition of Corporate Bond by Emerging Market Debt is consummated, shareholders of Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I of Corporate Bond will receive corresponding class shares of Emerging Market Debt having an aggregate NAV equal to the aggregate NAV of the shareholder's shares in Corporate Bond.

  .   High Yield Acquisition

   Under the High Yield Plan, Emerging Market Debt will issue additional shares of common stock of its Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I for distribution to High Yield. Under its Charter and Bylaws, Emerging Market Debt may issue up to 3,000,000,000 shares of common stock, par value $.001 per share, for each of these Classes.

   When the Acquisition of High Yield by Emerging Market Debt is consummated, shareholders of Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I of High Yield will receive corresponding class shares of Emerging Market Debt having an aggregate NAV equal to the aggregate NAV of the shareholder's shares in High Yield.

   Each share of Emerging Market Debt represents an equal proportionate interest with other shares of Emerging Market Debt. Each share has equal earnings, assets and voting privileges and is entitled to dividends and other distributions out of the income earned and gain realized on the assets belonging to Emerging Market Debt as authorized by the Directors. Shares of Emerging Market Debt entitle their holders to one vote per full share and fractional votes for fractional shares held. Shares of Emerging Market Debt received by the Acquired Funds in the Acquisitions will be issued at NAV without a sales charge, fully paid and non-assessable.

Dividends and Other Distributions

   On or before the Closing Date, as defined in the Plans, the Acquired Funds will, if necessary, declare and pay as a distribution substantially all their undistributed net investment income, net short-term capital gain, net long-term capital gain and net gains from foreign currency transactions as applicable to maintain their treatment as regulated investment companies.

Surrender of Acquired Fund Stock Certificates

   After a Plan's Effective Time, each holder of a certificate (or certificates) formerly representing shares of an Acquired Fund will not receive, upon surrender of the certificate, a certificate representing the number of Emerging Market Debt shares distributable as a result of an Acquisition since Emerging Market Debt will not issue certificates representing Emerging Market Debt shares in connection with the Acquisitions. Ownership of Emerging Market Debt's shares will be shown on the books of Emerging Market Debt's transfer agent. Promptly after a Plan's Effective Time, AllianceBernstein Investor Services, Inc. ("ABIS") will mail to Corporate Bond's and High Yield's certificate holders, instructions and a letter of transmittal for use in surrendering the certificate. Please do not send share certificates at this time. Although the certificates will be deemed for all purposes to evidence ownership of the equivalent number of Emerging Market Debt shares, no dividends will be paid to holders of certificates of an Acquired Fund until the holder surrenders the certificates in accordance with the instructions and letter of transmittal. Any dividends on Emerging Market Debt shares payable after the Effective Time will be paid to the certificate holder, without interest, when that holder surrenders an Acquired Fund share certificate for exchange.

Federal Income Tax Consequences

   Subject to certain stated assumptions contained therein, each Acquired Fund will receive an opinion of Seward & Kissel LLP, its counsel, substantially to the following effect: (i) the Acquisition will constitute a "reorganization" within the meaning of section 368(a) of the Code and that an Acquired Fund and Emerging Market Debt will each be "a party to a reorganization" within the meaning of section 368(b) of the Code; (ii) a shareholder of an Acquired Fund will recognize no gain or loss on the exchange of the shareholder's shares of the Acquired Fund solely for shares of Emerging Market Debt; (iii) neither an Acquired Fund nor Emerging Market Debt will recognize any gain or loss upon the transfer of all of the assets of an Acquired Fund to Emerging Market Debt in exchange for shares of Emerging Market Debt and the assumption by Emerging Market Debt of the liabilities of an Acquired Fund pursuant to a Plan or upon the distribution of shares of Emerging Market Debt to shareholders of an Acquired Fund in exchange for their respective shares of an Acquired Fund;
(iv) the holding period and tax basis of the assets of an Acquired Fund acquired by Emerging Market Debt will be the same as the holding period and tax basis that the Acquired Fund had in such assets immediately prior to the Acquisition; (v) the aggregate tax basis of shares of Emerging Market Debt received in connection with an Acquisition by each shareholder of an Acquired Fund (including any fractional share to which the shareholder may be entitled) will be the same as the aggregate tax basis of the shares of the Acquired Fund surrendered in exchange therefor; (vi) the holding period of shares of Emerging Market Debt received in connection with an Acquisition by each shareholder of an Acquired Fund (including any fractional share to which the shareholder may be entitled) will include the holding period of the shares of the Acquired Fund surrendered in exchange therefor, provided that such Acquired Fund shares constitute capital assets in the hands of the shareholder as of the Closing Date; and (vii) Emerging Market Debt will succeed to the capital loss carryovers of an Acquired Fund, if any, under section 381 of the Code, but the use by Emerging Market Debt of any such capital loss carryovers (and of capital loss carryovers of Emerging Market Debt) may be subject to limitation under section 383 of the Code. This opinion of counsel will not be binding on the Internal Revenue Service or a court and there is no assurance that the Internal Revenue Service or a court will not take a view contrary to those expressed in the opinion.

   Shareholders of an Acquired Fund are encouraged to consult their tax advisers regarding the effect, if any, of an Acquisition in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of an Acquisition, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of an Acquisition.

Capitalization Information

   For information on the existing and pro forma capitalization of the Funds, see Appendix H.

                          INFORMATION ABOUT THE FUNDS

   Emerging Market Debt is a non-diversified, open-end management investment company registered under the 1940 Act and organized as a Maryland corporation in 1994. Bond Fund, of which Corporate Bond is a series, and High Yield are each a diversified open-end management investment company registered under the 1940 Act and organized as a Maryland corporation in 1974 and 1997, respectively.

Management of the Funds

   The Board of Directors of each Fund, which is comprised of the same persons, directs the management of the business and affairs of the Funds. Each Board of Directors approves all significant agreements between the respective Fund and persons or companies furnishing services to it, including a Fund's agreements with the Adviser, custodian and transfer and dividend disbursing agent. The day-to-day operations of a Fund are delegated to its officers and the Fund's administrator, subject to the Fund's investment objective and policies and to general supervision by the Fund's Directors. Subsequent to the consummation of the Acquisitions, the directors and officers of Emerging Market Debt will continue to serve as the directors and officers of the combined Fund.

   Messrs. Jeffrey Phlegar, Andrew M. Aran, Lawrence J. Shaw, and Gershon Distenfeld, the senior members of the Adviser's Global Credit Investment Team, are primarily responsible for day-to-day management of Corporate Bond's portfolios. Mr. Phelgar is an Executive Vice President of the Adviser with which he has been associated in a substantially similar capacity to his current position since prior to 2002. Messrs. Aran and Shaw are Senior Vice Presidents of the Adviser, with which they have been associated in a substantially similar capacity to their current positions since prior to 2002. Mr. Distenfeld is a Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2002.

   Messrs. Douglas J. Peebles, Andrew M. Aran, Joel J. McKoan and Gershon Distenfeld, the senior members of the Adviser's Global Credit Investment Team, are primarily responsible for day-to-day management of High Yield's portfolios. Mr. Peebles is an Executive Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2002. Messrs. Aran and McKoan are Senior Vice Presidents of the Adviser, with which they have been associated in a substantially similar capacity to their current positions since prior to 2002. Mr. Distenfeld is a Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2002.

   Messrs. Paul J. DeNoon, Fernando Grisales, Michael L. Mon, Douglas J. Peebles, and Matthew S. Sheridan, the senior members of the Adviser's Global Fixed Income: Emerging Markets Investment Team, are primarily responsible for day-to-day management of Emerging Market Debt's portfolios. Mr. DeNoon is a Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2002.
Mr. Grisales is an Assistant Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2002. Mr. Mon is a Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2002. Mr. Peebles is an Executive Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2002. Mr. Sheridan is a Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2002. Subsequent to the consummation of the Acquisitions, the Global Fixed Income Investment Team and the Global Credit Investment Team will, together, share responsibility for day-to-day management of the combined Fund. The Prospectuses provide additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio manager's ownership of securities in the Fund.

Advisory Agreement and Fees

   Each Fund's investment adviser is AllianceBernstein L.P. (the "Adviser"), 1345 Avenue of the Americas, New York, New York 10105. The Adviser is a leading international investment adviser managing client accounts with assets as of June 30, 2007 totaling more than $792.9 billion (of which more than $99.6 billion represented the assets of investment companies). As of June 30, 2007, the Adviser managed retirement assets for many of the largest public and private employee benefit plans (including 50 of the nation's FORTUNE 100 companies), for public employee retirement funds in 37 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 40 registered investment companies managed by the Adviser, comprising 122 separate investment portfolios, currently have approximately 4.3 million shareholder accounts. The Adviser also serves as administrator for each Fund.

   Under each Fund's advisory agreement with the Adviser (the "Advisory Agreement"), the Adviser provides office space, investment advisory services, and order placement facilities for the Fund and pays all compensation of directors and officers of the Fund who are affiliated persons of the Adviser. The Funds pay advisory fees to the Adviser at the same rates, which are .50% of the first $2.5 billion, .45% of the excess of $2.5 billion up to $5 billion and ..40% of the excess over $5 billion. Although the fee rates are the same, Emerging Market Debt's advisory fee is potentially higher because it is based on net assets plus borrowings, while the advisory fees of Corporate Bond and High Yield are based on net assets only and do not include borrowings. However, in the past, Emerging Market Debt has not borrowed money for investment purposes.

   The Advisory Agreements by their terms continue in effect from year to year if such continuance is specifically approved, at least annually, by a majority vote of the directors of a Fund who neither are interested persons of the Fund nor have any direct or indirect financial interest in the Advisory Agreement, cast in person at a meeting called for the purpose of voting on such approval. A discussion regarding the basis for the Directors' approval of the investment advisory contracts of Corporate Bond, High Yield and Emerging Market Debt is available in each Fund's Annual Report to Shareholders for fiscal years ended October 31, 2006, September 30, 2006, and October 31, 2006, respectively.

   The Adviser is the subject of certain legal proceedings instituted by the SEC and the Office of the New York Attorney General. A discussion of those proceedings is presented in Appendix I.

Distributor

   AllianceBernstein Investments, Inc. ("ABI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of each Fund's shares. Under a Distribution Services Agreement, each Fund pays distribution and service fees to the Distributor at an annual rate of up to ..30% of each Fund's average daily net assets attributable to its Class A shares, 1.00% of each Fund's average daily net assets attributable to its Class B shares and 1.00% of each Fund's average daily net assets attributable to its Class C shares. The Distribution Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

Other Service Providers

   The Funds will have the same service providers after the Acquisitions with one exception. ABIS, an affiliate of the Adviser, provides shareholder services for the Funds. The Funds compensate ABIS for these services. State Street
Bank & Trust Company, 225 Franklin Street, Boston, MA 02116, serves as custodian for Corporate Bond and The Bank of New York, 100 Church Street, New York, NY 10286, serves as custodian for High Yield and Emerging Market Debt. ABIS, P.O. Box 786003, San Antonio, TX 78278, serves as transfer agent for the Funds. After the Acquisitions, The Bank of New York and ABIS will serve, respectively, as custodian and transfer agent for the combined Fund.

                              VOTING INFORMATION

   The Directors of each Fund have fixed the close of business on August 23, 2007 as the record date for the determination of shareholders entitled to notice of, and to vote at, the Meeting and at any adjournments thereof. Appendix J to this Prospectus/Proxy Statement lists the total number of shares outstanding as of that date for each class of each Acquired Fund entitled to vote at the Meeting. It also identifies holders of more than five percent of any class of shares of each Fund, and contains information about the executive officers and Directors of the Funds and their shareholdings in the Funds.

   Those shareholders who hold shares directly and not through a broker or nominee (that is, a shareholder of record) may authorize their proxies to cast their votes by completing a Proxy Card and returning it by mail in the enclosed postage-paid envelope as well as by telephoning toll free 1-866-412-8384. Owners of shares held through a broker or nominee (who is the shareholder of record for those shares) should follow directions provided to the shareholder by the broker or nominee to submit voting instructions. Instructions to be followed by a shareholder of record to submit a proxy via telephone, including use of the Control Number on the shareholder's Proxy Card, are designed to verify shareholder identities, to allow shareholders to give voting instructions and to confirm that shareholder instructions have been recorded properly. Shareholders who authorize proxies by telephone should not also return a Proxy Card. A shareholder of record may revoke that shareholder's proxy at any time prior to exercise thereof by giving written notice to the Secretary of the Fund at 1345 Avenue of the Americas, New York, New York 10105, by authorizing a later-dated proxy (either by signing and mailing another Proxy Card or by telephone, as indicated above), or by personally attending and voting at the Meeting.

   Properly executed proxies may be returned with instructions to abstain from voting or to withhold authority to vote (an "abstention") or represent a broker "non-vote" (which is a proxy from a broker or nominee indicating that the broker or nominee has not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the broker or nominee does not have the discretionary power to vote).

   Approval of the Acquisition for each of Corporate Bond and High Yield requires the affirmative vote of the holders of a "majority of the outstanding voting securities" of each Fund, as defined in the 1940 Act. Under the 1940 Act, a vote of the holders of a majority of the outstanding voting securities of a Fund means the vote of the holders of the lesser of: (i) 67% or more of the outstanding shares of the Fund present at the Meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
(ii) more than 50% of the outstanding shares of the Fund.

   Abstentions and broker non-votes will be considered present for purposes of determining the existence of a quorum for the transaction of business but will have the effect of a vote against the Acquisition. If any proposal, other than the Acquisition to be voted on by the shareholders of each Fund, properly comes before the Meeting, the shares represented by proxies will be voted on all such proposals in the discretion of the person or persons voting the proxies. The Funds have not received notice of, and are not otherwise aware of, any other matter to be presented at the Meeting.

   A quorum for the transaction of business by the shareholders of each of Corporate Bond and High Yield at the Meeting will consist of the presence in person or by proxy of the holders of one-third of the shares of each Fund entitled to vote at the Meeting. In the event that a quorum is not represented at the Meeting or, even if a quorum is so present, in the event that sufficient votes in favor of the position recommended by the Directors on the Acquisition are not timely received, the Chairman of the Board of Directors may authorize, or the persons named as proxies may propose and vote for, one or more adjournments of the Meeting with no other notice than announcement at the Meeting, up to 120 days after the Record Date, in order to permit further solicitation of proxies. Shares represented by proxies indicating a vote against the Acquisition will be voted against adjournment.

   Corporate Bond and High Yield have engaged Broadridge (the "Proxy Solicitor"), 60 Research Rd., Hingham, MA 02043, to assist in soliciting proxies for the Meeting. The Proxy Solicitor will receive a fee of $101,436 for its solicitation services, plus reimbursement of out-of-pocket expenses.

                                 LEGAL MATTERS

   The validity of the shares offered hereby will be passed upon for Corporate Bond and High Yield by Seward & Kissel LLP.

                                    EXPERTS

   The audited financial statements and financial highlights in the Prospectus/Proxy Statement and the SAI have been included in reliance on the reports of Ernst & Young LLP, 5 Times Square, New York, New York, 10036, the independent registered public accounting firm for the Funds, given on its authority as an expert in auditing and accounting.

                             FINANCIAL HIGHLIGHTS

   Financial highlights information for Emerging Market Debt is available at Appendix K.

             THE DIRECTORS OF YOUR FUND UNANIMOUSLY RECOMMEND THAT
         YOU VOTE FOR THE ACQUISITION OF THE ASSETS AND LIABILITIES OF
        YOUR FUND BY ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND, INC.

                                  APPENDIX A

                                   FEE TABLE

   The purpose of the tables below is to assist an investor in understanding the various costs and expenses that a shareholder bears directly and indirectly from an investment in the Funds. The tables allow you to compare the sales charges, expenses of each Fund and estimates for the combined Fund in its first year following the Acquisitions. The tables also include Annual Fund Operating Expenses and Expense Examples on a pro forma combined basis for each Acquisition assuming one, but not both, Acquired Fund is acquired by Emerging Market Debt.

Shareholder Fees
(fees paid directly from your investment)

                                                               Corporate Bond Class B
                                        Corporate Bond Class A Emerging Market Debt
                                        High Yield Class A     Class B                High Yield Class B
                                        Emerging Market Debt   Emerging Market Debt   Emerging Market Debt
                                        Class A                (pro forma Class B for (pro forma Class B for
                                        Emerging Market Debt   former Corporate Bond  former High Yield
                                        (pro forma Class A)    shareholders)          shareholders)
                                        ---------------------- ---------------------- ----------------------
Maximum Sales Charge (Load) Imposed
  on Purchases (as a percentage of
  offering price)                                4.25%(a)               None                   None
Maximum Deferred Sales Charge (Load)
  (as a percentage of original purchase
  price or redemption price, whichever
  is lower)                                      None(a)                3.00%(a)(b)            4.00%(a)(c)
Exchange Fee                                     None                   None                   None

                                                               Corporate Bond
                                                               Advisor Class
                                                               High Yield Advisor
                                        Corporate Bond Class C Class
                                        High Yield Class C     Emerging Market Debt
                                        Emerging Market Debt   Advisor Class
                                        Class C                Emerging Market Debt
                                        Emerging Market Debt   (pro forma Advisor
                                        (pro forma Class C)    Class)
                                        ---------------------- ----------------------
Maximum Sales Charge (Load) Imposed
  on Purchases (as a percentage of
  offering price)                                None                   None
Maximum Deferred Sales Charge (Load)
  (as a percentage of original purchase
  price or redemption price, whichever
  is lower)                                      1.00%(a)(d)            None
Exchange Fee                                     None                   None

                                          Corporate Bond Class R Corporate Bond Class K Corporate Bond Class I
                                          High Yield Class R     High Yield Class K     High Yield Class I
                                          Emerging Market Debt   Emerging Market Debt   Emerging Market Debt
                                          Class R                Class K                Class I
                                          Emerging Market Debt   Emerging Market Debt   Emerging Market Debt
                                          (pro forma Class R)    (pro forma Class K)    (pro forma Class I)
                                          ---------------------- ---------------------- ----------------------
Maximum Sales Charge (Load) Imposed on
  Purchases (as a percentage of offering
  price)                                           None                   None                   None
Maximum Deferred Sales Charge (Load)
  (as a percentage of original purchase
  price or redemption price, whichever is
  lower)                                           None                   None                   None
Exchange Fee                                       None                   None                   None

--------
(a)Class A sales charges may be reduced or eliminated in certain circumstances, typically for large purchases. In some cases, however, a 1%, 1-year contingent deferred sales charge ("CDSC") may apply. CDSCs for Class A, Class B, and Class C shares may also be subject to waiver in certain circumstances.
(b)Class B shares automatically convert to Class A shares after 6 years. The CDSC decreases over time. For Class B shares, the CDSC decreases 1.00% annually to 0% after the 3rd year.
(c)Class B shares automatically convert to Class A shares after 8 years. The CDSC decreases over time. For Class B shares, the CDSC decreases 1.00% annually to 0% after the 4th year.
(d)For Class C shares, the CDSC is 0% after the first year.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

                                    Class A

                                                                    Pro Forma      Pro Forma   Total Pro
                                                                   Combined of    Combined of    Forma
                                                         Emerging Corporate Bond  High Yield   Combined
                                         Corporate High   Market  into Emerging  into Emerging  of All
                                           Bond    Yield   Debt    Market Debt    Market Debt    Funds
                                         --------- ----- -------- -------------- ------------- ---------
Management Fees                             .50%    .50%    .50%        .50 %         .50 %       .50 %
Distribution and/or Service (12b-1) Fees    .30%    .30%    .30%        .30 %         .30 %       .30 %
Interest Expense                           None    None     .34%        .32 %         .32 %       .32 %
Other Expenses
   Transfer Agent                           .19%    .15%    .14%        .16 %         .15 %       .16 %
   Other Expenses                           .12%    .32%    .20%        .09 %(a)      .13 %(a)    .08 %(a)
Total Other Expenses                        .31%    .47%    .34%        .25 %         .28 %       .24 %
Total Fund Operating
  Expenses, including
  Interest Expense(b)                      1.11%   1.27%   1.48%       1.37 %        1.40 %      1.36 %
Waiver and/or Expense Reimbursement        None    None    None        (.10)%(c)     (.13)%(c)   (.09)%(c)
Net Expenses                               None    None    None        1.27 %(d)     1.27 %(d)   1.27 %(d)

                                    Class B

                                                                    Pro Forma      Pro Forma   Total Pro
                                                                   Combined of    Combined of    Forma
                                                         Emerging Corporate Bond  High Yield   Combined
                                         Corporate High   Market  into Emerging  into Emerging  of All
                                           Bond    Yield   Debt    Market Debt    Market Debt    Funds
                                         --------- ----- -------- -------------- ------------- ---------
Management Fees                             .50%    .50%    .50%        .50 %         .50 %       .50 %
Distribution and/or Service (12b-1) Fees   1.00%   1.00%   1.00%       1.00 %        1.00 %      1.00 %
Interest Expense                           None    None     .33%        .32 %         .32 %       .32 %
Other Expenses
   Transfer Agent                           .21%    .18%    .16%        .16 %         .15 %       .16 %
   Other Expenses                           .13%    .33%    .19%        .09 %(a)      .13 %(a)    .08 %(a)
Total Other Expenses                        .34%    .51%    .35%        .25 %         .28 %       .24 %
Total Fund Operating
  Expenses, including
  Interest Expense(b)                      1.84%   2.01%   2.18%       2.07 %        2.10 %      2.06 %
Waiver and/or Expense Reimbursement        None    None    None        (.10)%(c)     (.13)%(c)   (.09)%(c)
Net Expenses                               None    None    None        1.97 %(d)     1.97 %(d)   1.97 %(d)

                                    Class C

                                                                    Pro Forma      Pro Forma   Total Pro
                                                                   Combined of    Combined of    Forma
                                                         Emerging Corporate Bond  High Yield   Combined
                                         Corporate High   Market  into Emerging  into Emerging  of All
                                           Bond    Yield   Debt    Market Debt    Market Debt    Funds
                                         --------- ----- -------- -------------- ------------- ---------
Management Fees                             .50%    .50%    .50%        .50 %         .50 %       .50 %
Distribution and/or Service (12b-1) Fees   1.00%   1.00%   1.00%       1.00 %        1.00 %      1.00 %
Interest Expense                           None    None     .33%        .32 %         .32 %       .32 %
Other Expenses
   Transfer Agent                           .20%    .17%    .14%        .16 %         .15 %       .16 %
   Other Expenses                           .12%    .32%    .20%        .09 %(a)      .13 %(a)    .08 %(a)
Total Other Expenses                        .32%    .49%    .34%        .25 %         .28 %       .24 %
Total Fund Operating
  Expenses, including
  Interest Expense(b)                      1.82%   1.99%   2.17%       2.07 %        2.10 %      2.06 %
Waiver and/or Expense Reimbursement        None    None    None        (.10)%(c)     (.13)%(c)   (.08)%(c)
Net Expenses                               None    None    None        1.97 %(d)     1.97 %(d)   1.97 %(d)

                                 Advisor Class

                                                                    Pro Forma      Pro Forma   Total Pro
                                                                   Combined of    Combined of    Forma
                                                         Emerging Corporate Bond  High Yield   Combined
                                         Corporate High   Market  into Emerging  into Emerging  of All
                                           Bond    Yield   Debt    Market Debt    Market Debt    Funds
                                         --------- ----- -------- -------------- ------------- ---------
Management Fees                             .50%    .50%    .50%        .50 %         .50 %       .50 %
Distribution and/or Service (12b-1) Fees   None    None    None        None          None        None
Interest Expense                           None    None     .34%        .32 %         .32 %       .32 %
Other Expenses
   Transfer Agent                           .19%    .16%    .14%        .16 %         .15 %       .16 %
   Other Expenses                           .12%    .32%    .20%        .09 %(a)      .13 %(a)    .08 %(a)
Total Other Expenses                        .31%    .48%    .34%        .25 %         .28 %       .24 %
Total Fund Operating
  Expenses, including
  Interest Expense(b)                       .81%    .98%   1.18%       1.07 %        1.10 %      1.06 %
Waiver and/or Expense Reimbursement        None    None    None        (.10)%(c)     (.13)%(c)   (.09)%(c)
Net Expenses                               None    None    None         .97 %(d)      .97 %(d)    .97 %(d)

                                    Class R

                                                                    Pro Forma      Pro Forma   Total Pro
                                                                   Combined of    Combined of    Forma
                                                         Emerging Corporate Bond  High Yield   Combined
                                         Corporate High   Market  into Emerging  into Emerging  of All
                                           Bond    Yield   Debt    Market Debt    Market Debt    Funds
                                         --------- ----- -------- -------------- ------------- ---------
Management Fees                             .50%    .50%    .50%        .50 %         .50 %       .50 %
Distribution and/or Service (12b-1) Fees    .50%    .50%    .50%        .50 %         .50 %       .50 %
Interest Expense                           None    None     .34%        .32 %         .32 %       .32 %
Other Expenses
   Transfer Agent                           .26%    .26%    .26%        .26 %         .26 %       .26 %
   Other Expenses                           .13%    .31%    .20%        .09 %(a)      .13 %(a)    .08 %(a)
Total Other Expenses                        .39%    .57%    .46%        .35 %         .39 %       .34 %
Total Fund Operating
  Expenses, including
  Interest Expense(b)                      1.39%   1.57%   1.80%       1.67 %        1.71 %      1.66 %
Waiver and/or Expense Reimbursement        None    None    None        (.20)%(c)     (.24)%(c)   (.19)%(c)
Net Expenses                               None    None    None        1.47 %(d)     1.47 %(d)   1.47 %(d)

                                    Class K

                                                                    Pro Forma      Pro Forma   Total Pro
                                                                   Combined of    Combined of    Forma
                                                         Emerging Corporate Bond  High Yield   Combined
                                         Corporate High   Market  into Emerging  into Emerging  of All
                                           Bond    Yield   Debt    Market Debt    Market Debt    Funds
                                         --------- ----- -------- -------------- ------------- ---------
Management Fees                             .50%    .50%    .50%        .50 %         .50 %       .50 %
Distribution and/or Service (12b-1) Fees    .25%    .25%    .25%        .25 %         .25 %       .25 %
Interest Expense                           None    None     .34%        .32 %         .32 %       .32 %
Other Expenses
   Transfer Agent                           .20%    .18%    .20%        .20 %         .20 %       .20 %
   Other Expenses                           .08%    .41%    .20%        .09 %(a)      .13 %(a)    .08 %(a)
Total Other Expenses                        .28%    .59%    .40%        .29 %         .33 %       .28 %
Total Fund Operating
  Expenses, including
  Interest Expense(b)                      1.03%   1.34%   1.49%       1.36 %        1.40 %      1.35 %
Waiver and/or Expense Reimbursement        None    None    None        (.14)%(c)     (.18)%(c)   (.13)%(c)
Net Expenses                               None    None    None        1.22 %(d)     1.22 %(d)   1.22 %(d)

                                    Class I

                                                                    Pro Forma      Pro Forma   Total Pro
                                                                   Combined of    Combined of    Forma
                                                         Emerging Corporate Bond  High Yield   Combined
                                         Corporate High   Market  into Emerging  into Emerging  of All
                                           Bond    Yield   Debt    Market Debt    Market Debt    Funds
                                         --------- ----- -------- -------------- ------------- ---------
Management Fees                             .50%    .50%    .50%        .50 %         .50 %       .50 %
Distribution and/or Service (12b-1) Fees   None    None    None        None          None        None
Interest Expense                           None    None     .34%        .32 %         .32 %       .32 %
Other Expenses
   Transfer Agent                           .12%    .12%    .12%        .12 %         .12 %       .12 %
   Other Expenses                           .13%    .32%    .20%        .09 %(a)      .13 %(a)    .08 %(a)
Total Other Expenses                        .25%    .44%    .32%        .21 %         .25 %       .20 %
Total Fund Operating
  Expenses, including
  Interest Expense(b)                       .75%    .94%   1.16%       1.03 %        1.07 %      1.02 %
Waiver and/or Expense Reimbursement        None    None    None        (.06)%(c)     (.10)%(c)   (.05)%(c)
Net Expenses                               None    None    None         .97 %(d)      .97 %(d)    .97 %(d)

--------
(a)Based on estimates.
(b)Does not reflect expenses attributable to costs of proxy solicitation that occurred in 2006.
(c)Reflects the Adviser's contractual waiver of a portion of its advisory fee and/or reimbursement of a portion of the Fund's operating expenses. This waiver extends through October 31, 2009 and then may be extended by the Adviser for additional one year terms.
(d)If interest expense were excluded, net expenses would be .95%, 1.65%, 1.65%, .65%, 1.15%, .90% and .65% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I, respectively.

EXAMPLE

   The Examples are to help you compare the cost of investing in each Fund with the cost of investing in the combined Fund on a pro forma combined basis. They assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, that a Fund's operating expenses stay the same and that all dividends and distributions are reinvested.

                                Corporate Bond
                                --------------

                                                                   Advisor
                     Class A Class B+ Class B++ Class C+ Class C++  Class
                     ------- -------- --------- -------- --------- -------
      After 1 Year   $  533   $  487   $  187    $  285   $  185   $   83
      After 3 Years  $  763   $  679   $  579    $  573   $  573   $  259
      After 5 Years  $1,011   $  995   $  995    $  985   $  985   $  450
      After 10 Years $1,719   $1,792   $1,792    $2,137   $2,137   $1,002

--------
+ Assumes redemption at end of period and, with respect to shares held 10 years, conversion of Class B shares to Class A shares after 6 years.
++ Assumes no redemption at end of period and, with respect to shares held 10 years, conversion of Class B shares to Class A shares after 6 years.

                                    Class R Class K Class I
                                    ------- ------- -------
                     After 1 Year   $  142  $  105   $ 77
                     After 3 Years  $  440  $  328   $240
                     After 5 Years  $  761  $  569   $417
                     After 10 Years $1,669  $1,259   $930

                                  High Yield
                                  ----------

                                                                   Advisor
                     Class A Class B+ Class B++ Class C+ Class C++  Class
                     ------- -------- --------- -------- --------- -------
      After 1 Year   $  549   $  605   $  205    $  303   $  202   $  100
      After 3 Years  $  811   $  834   $  634    $  627   $  624   $  312
      After 5 Years  $1,092   $1,088   $1,088    $1,078   $1,073   $  542
      After 10 Years $1,894   $2,147   $2,147    $2,317   $2,317   $1,201

--------
+ Assumes redemption at end of period and, with respect to shares held 10 years, conversion of Class B shares to Class A shares after 8 years.
++ Assumes no redemption at end of period and, with respect to shares held 10 years, conversion of Class B shares to Class A shares after 8 years.

                                    Class R Class K Class I
                                    ------- ------- -------
                    After 1 Year    $  160  $  136  $   96
                    After 3 Years*  $  496  $  425  $  300
                    After 5 Years*  $  855  $  734  $  520
                    After 10 Years* $1,867  $1,613  $1,155

--------
* These examples assume that the Adviser's agreement to waive management fees and/or bear Fund expenses is not extended beyond its initial term.

                             Emerging Market Debt
                             --------------------

                                                                   Advisor
                     Class A Class B+ Class B++ Class C+ Class C++  Class
                     ------- -------- --------- -------- --------- -------
      After 1 Year   $  569   $  521   $  221    $  320   $  220   $  120
      After 3 Years  $  873   $  782   $  682    $  679   $  679   $  375
      After 5 Years  $1,199   $1,169   $1,169    $1,164   $1,164   $  649
      After 10 Years $2,118   $2,174   $2,174    $2,503   $2,503   $1,432

--------
+ Assumes redemption at end of period and, with respect to shares held 10 years, conversion of Class B shares to Class A shares after 6 years.
++ Assumes no redemption at end of period and, with respect to shares held 10 years, conversion of Class B shares to Class A shares after 6 years.

                                    Class R Class K Class I
                                    ------- ------- -------
                     After 1 Year   $  171  $  146  $  120
                     After 3 Years  $  530  $  452  $  375
                     After 5 Years  $  913  $  782  $  649
                     After 10 Years $1,987  $1,713  $1,432

                                 Combined Fund
                                 -------------

                                                                   Advisor
                     Class A Class B+ Class B++ Class C+ Class C++  Class
                     ------- -------- --------- -------- --------- -------
      After 1 Year   $  549   $  600   $  200    $  300   $  200   $   99
      After 3 Years  $  820   $  828   $  628    $  628   $  628   $  319
      After 5 Years  $1,121   $1,091   $1,091    $1,091   $1,091   $  567
      After 10 Years $1,975   $2,195   $2,195    $2,375   $2,375   $1,277

--------
+ Assumes redemption at end of period and, with respect to shares held 10 years, conversion of Class B shares to Class A shares after 6 years.
++ Assumes no redemption at end of period and, with respect to shares held 10 years, conversion of Class B shares to Class A shares after 6 years.

                                    Class R Class K Class I
                                    ------- ------- -------
                     After 1 Year   $  150  $  124  $   99
                     After 3 Years  $  485  $  401  $  314
                     After 5 Years  $  865  $  714  $  553
                     After 10 Years $1,933  $1,601  $1,239

   The pro forma combined Examples detailed above assume that both Acquisitions occur. The tables below present the pro forma combined Examples assuming in each case that only one of the Acquired Funds approved the Acquisition.

   If only the Acquisition of Corporate Bond were to occur, the Examples of Emerging Market Debt on a pro forma combined basis would be as follows:

                                 Combined Fund
                                 -------------

                                                                   Advisor
                     Class A Class B+ Class B++ Class C+ Class C++  Class
                     ------- -------- --------- -------- --------- -------
      After 1 Year   $  549   $  600   $  200    $  300   $  200   $   99
      After 3 Years  $  821   $  829   $  629    $  629   $  629   $  320
      After 5 Years  $1,124   $1,095   $1,095    $1,095   $1,095   $  570
      After 10 Years $1,984   $2,204   $2,204    $2,384   $2,384   $1,287

--------
+ Assumes redemption at end of period and, with respect to shares held 10 years, conversion of Class B shares to Class A shares after 6 years.
++ Assumes no redemption at end of period and, with respect to shares held 10 years, conversion of Class B shares to Class A shares after 6 years.

                                    Class R Class K Class I
                                    ------- ------- -------
                     After 1 Year   $  150  $  124  $   99
                     After 3 Years  $  486  $  402  $  316
                     After 5 Years  $  869  $  717  $  557
                     After 10 Years $1,942  $1,610  $1,248

   If only the Acquisition of High Yield were to occur, the Examples of Emerging Market Debt on a pro forma combined basis would be as follows:

                                 Combined Fund
                                 -------------

                                                                   Advisor
                     Class A Class B+ Class B++ Class C+ Class C++  Class
                     ------- -------- --------- -------- --------- -------
      After 1 Year   $  549   $  600   $  200    $  300   $  200   $   99
      After 3 Years  $  824   $  832   $  632    $  632   $  632   $  323
      After 5 Years  $1,134   $1,104   $1,104    $1,104   $1,104   $  580
      After 10 Years $2,011   $2,231   $2,231    $2,410   $2,410   $1,316

--------
+ Assumes redemption at end of period and, with respect to shares held 10 years, conversion of Class B shares to Class A shares after 6 years.
++ Assumes no redemption at end of period and, with respect to shares held 10 years, conversion of Class B shares to Class A shares after 6 years.

                                    Class R Class K Class I
                                    ------- ------- -------
                     After 1 Year   $  150  $  124  $   99
                     After 3 Years  $  491  $  407  $  320
                     After 5 Years  $  882  $  731  $  731
                     After 10 Years $1,978  $1,648  $1,648

   The projected post-Acquisition pro forma Annual Fund Operating Expenses and Examples presented above are based upon numerous material assumptions. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved, because expenses depend on a variety of factors, including the future level of fund assets, many of which are beyond the control of Emerging Market Debt and the Adviser.

                                  APPENDIX B

               COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

                                                                                                                   Combined Fund
                                                                                                                 - Policy Changes
                                                                                           Emerging                    from
                           Corporate Bond                   High Yield                    Market Debt           Emerging Market Debt
                   ------------------------------ ------------------------------ ------------------------------ --------------------
Investment         The Fund's investment ob-      Same.                          Same.
Objective          jective is to maximize total
                   returns from price apprecia-
                   tion and income.
                                                                Investment Policies/1/
                   -----------------------------------------------------------------------------------------------------------------

Status             The Fund is a series of an     The Fund is a diversified,     The Fund is a non-             The combined Fund
                   open-end management in-        open-end investment            diversified, open-end          will continue to be
                   vestment company that is       company.                       investment company.            non-diversified.
                   diversified.

Rule 35d-1 - 80%   The Fund invests, under        The Fund invests, under        The Fund invests, under        The Fund will be
Policy             normal circumstances, at       normal circumstances, at       normal circumstances, at       renamed
                   least 80% of its net assets    least 80% of its net assets    least 80% of its net assets    AllianceBernstein
                   in corporate bonds and other   in high-yield debt securities. in emerging market debt        High Income Fund,
                   corporate debt securities.                                    securities.                    Inc. and will
                                                                                                                eliminate its 80%
                                                                                                                policy to invest in
                                                                                                                emerging market
                                                                                                                debt securities.

Corporate          The Fund invests at least      The Fund may invest in cor-    The Fund may invest up to      The Fund will be
Securities         80% of its net assets in cor-  porate debt securities.        35% of its net assets in cor-  able to invest in
                   porate debt securities.                                       porate debt securities.        corporate debt
                                                                                                                securities without
                                                                                                                limitation.

Foreign Securities The Fund may invest up to      The Fund may invest in U.S.    The Fund invests at least      The Fund will no
                   50% of its assets in foreign   Dollar-denominated and         65% of its total assets in     longer be required
                   (non-U.S.) fixed-income        non-U.S. Dollar denomi-        sovereign debt obligations.    to invest at least
                   securities and in sovereign    nated foreign fixed-income                                    65% of its net
                   debt obligations.              securities.                    The Fund generally invests     assets in sovereign
                                                                                 in U.S. Dollar-denominated     debt obligations.
                   All of the Fund's invest-                                     sovereign debt obligations
                   ments, whether foreign or                                     and corporate fixed-income     The Fund will be
                   domestic, are U.S. Dollar-                                    securities. The Fund may       able to invest in
                   denominated.                                                  also invest in non-U.S. Dol-   securities
                                                                                 lar denominated fixed-         denominated in any
                                                                                 income securities but will     one currency other
                                                                                 invest no more than 5% of      than the U.S.
                                                                                 its assets in securities de-   Dollar without
                                                                                 nominated in any one cur-      limitation.
                                                                                 rency other than the U.S.
                                                                                 Dollar.                        The Fund will be
                                                                                                                able to investment
                                                                                 As an operating policy, the    in non-U.S.
                                                                                 Fund will limit its invest-    Dollar-denominated
                                                                                 ments in non-U.S. Dollar-      securities without
                                                                                 denominated securities to no   limitation.
                                                                                 more than 25% of its assets.

Foreign            None.                          The Fund may buy and sell      None.                          None.
Currencies                                        foreign currencies princi-
                                                  pally for the purpose of pre-
                                                  serving the value of foreign
                                                  securities or in anticipation
                                                  of purchasing foreign
                                                  securities.

--------
/1/  Policies with the notation "F" are fundamental policies.

                                                                                                        Combined Fund -
                                                                                 Emerging             Policy Changes from
                         Corporate Bond              High Yield                 Market Debt           Emerging Market Debt
                  ---------------------------- ----------------------- ------------------------------ --------------------
Below Investment  The Fund invests primarily   The Fund invests in be- Substantially all of the              None.
Grade Securities  in fixed-income securities   low investment grade    Fund's assets may be in-
                  that are investment grade,   debt securities.        vested in lower-rated secu-
                  but also invests in below                            rities, which may include
                  investment grade securities.                         securities having the lowest
                                                                       rating for non-subordinated
                                                                       debt instruments and un-
                                                                       rated securities of equiv-
                                                                       alent investment quality.
                                                                       The Fund may also invest
                                                                       in investment grade secu-
                                                                       rities and unrated securities.

Mortgage-Related  The mortgage-related secu-   Same.                   Same.                                 None.
and Other Asset-  rities in which the Fund
Backed Securities may invest typically are
                  securities representing
                  interests in pools of mort-
                  gage loans made by lenders
                  such as savings and loan
                  associations, mortgage
                  bankers and commercial
                  banks and are assembled
                  for investors by gov-
                  ernmental, government-
                  related or private
                  organizations. These secu-
                  rities may include pass-
                  through mortgage-related
                  securities, collateralized
                  mortgage obligations
                  ("CMOs"), CMO residuals,
                  adjustable-rate mortgage
                  securities, stripped
                  mortgage-backed securities,
                  commercial mortgage-
                  backed securities, "to be
                  announced" mortgage-
                  backed securities, mortgage
                  dollar rolls, collateralized
                  obligations and other secu-
                  rities that directly or in-
                  directly represent a
                  participation in or are se-
                  cured by and payable from
                  mortgage loans on real
                  property and other assets.

                  Other asset-backed
                  securities in which the
                  Fund may invest include
                  collateralized debt
                  obligations ("CDOs"),
                  which include
                  collateralized bond
                  obligations ("CBOs"),
                  collateralized loan
                  obligations ("CLOs") and
                  other similarly structured
                  securities.

                                                                                                          Combined Fund -
                                                                                      Emerging          Policy Changes from
                             Corporate Bond                High Yield                Market Debt        Emerging Market Debt
                      ----------------------------- ------------------------- ------------------------- --------------------
Structured Securities The Fund may invest in        Same.                     Same.                            None.
                      securities issued in struc-
                      tured financing trans-
                      actions, which generally
                      involve aggregating types
                      of debt assets in a pool or
                      special purpose entity and
                      issuing new securities.

Inflation-Protected   The Fund may invest in        Same.                     Same.                            None.
Securities            inflation-protected
                      securities.

Derivatives - General The Fund may invest, with-    Same.                     Same.                            None.
                      out limit, in derivatives,
                      such as options, futures,
                      forwards or swap
                      agreements.

Futures Contracts and The Fund will not purchase    Same.                     Same.                            None.
Options on Futures    or sell commodities regu-
Contracts             lated by the Commodity
                      Futures Trading Commis-
General               sion under the Commodity
                      Exchange Act or commod-
                      ities contracts except for
                      futures contracts and options
                      on futures contracts. (F)

Futures Contracts and Futures contracts that the    Same.                     Same.                            None.
Options on Futures    Fund may buy and sell may
Contracts             include futures contracts on  In addition, the Fund may In addition, the Fund may
                      fixed-income or other         engage in currency        engage in currency
Specific              securities, and contracts     "cross-hedging."          "cross-hedging."
                      based on interest rates or
                      financial indices, including
                      any index of U.S.
                      Government securities.

                      Options on futures con-
                      tracts written or purchased
                      by the Fund will be traded
                      on U.S. exchanges and will
                      be used only for hedging
                      purposes.

Foreign Currency      None.                         The Fund may purchase     The Fund may purchase            None.
Futures Contracts                                   and sell foreign currency and sell foreign currency
                                                    futures contracts.        futures contracts.

                                                                                                        Combined Fund -
                                                                                   Emerging           Policy Changes from
                         Corporate Bond                 High Yield                Market Debt         Emerging Market Debt
                  ----------------------------- -------------------------- -------------------------- --------------------
Options           The Fund may write and        Same.                      Same.                             None.
                  purchase call and put op-
                  tions on securities. The
                  Fund may also write
                  combinations of put and
                  call options on the same
                  security, known as
                  "straddles," with the same
                  exercise and expiration
                  date. The Fund may pur-
                  chase or write options on
                  securities of the types in
                  which it is permitted to
                  invest in privately nego-
                  tiated transactions.

                  The Fund may write call
                  and put options and pur-
                  chase call and put options
                  on securities indices.

                  The Fund may invest in
                  options on foreign curren-
                  cies that are privately nego-
                  tiated or traded on U.S. or
                  foreign exchanges for
                  hedging purposes or to in-
                  crease income.

Forward Contracts The Fund may invest in        Same.                      Same.                             None.
                  forward contracts, includ-
                  ing the purchase or sale of
                  forward currency exchange
                  contracts.

Swap Transactions The Fund may enter into       Same except -              Same except -                     None.
                  interest rate swap, cap or
                  floor transactions, which     The Fund will not enter    No limitation with respect
                  may include preserving a      into a credit default swap to credit default swaps.
                  return or spread on a         if the swap provides for
                  particular investment or      settlement by physical
                  portion of its portfolio or   delivery and such deliv-
                  protecting against an in-     ery would result in the
                  crease in the price of secu-  Fund investing less than
                  rities the Fund anticipates   80% of its net assets in
                  purchasing at a later date.   high yield debt securities
                  The Fund also may invest      or more than 10% of its
                  in credit default swap        total assets in securities
                  agreements, currency          rated lower than B3 or B-.
                  swaps and interest rate
                  transaction futures.

                  The Fund will not enter
                  into a credit default swap if
                  the swap provides for
                  settlement by physical de-
                  livery and such delivery
                  would result in the Fund
                  investing less than 80% of
                  its net assets in corporate
                  bonds and other corporate
                  debt securities.

                                                                             Combined Fund -
                                                                Emerging   Policy Changes from
                             Corporate Bond         High Yield Market Debt Emerging Market Debt
                      ----------------------------- ---------- ----------- --------------------
Preferred Stock       The Fund may invest in          Same.       Same.           None.
                      preferred stock.

Repurchase            The Fund may enter into         Same.       Same.           None.
Agreements            repurchase agreements per-
                      taining to the types of
                      securities in which it in-
                      vests with member banks
                      of the Federal Reserve Sys-
                      tem or "primary dealers" in
                      such securities. There is no
                      percentage restriction on
                      the Fund's ability to enter
                      into repurchase agree-
                      ments. Currently, the Fund
                      intends to enter into re-
                      purchase agreements only
                      with its custodian and such
                      primary dealers.

Variable and Floating The Fund may invest in          Same.       Same.           None.
Rate Instruments      variable, floating and in-
                      verse floating rate
                      instruments.

Forward               The Fund may enter into         Same.       Same.           None.
Commitments and       forward commitments for
When-Issued, Delayed  the purchase or sale of
Delivery Securities   securities. Such trans-
                      actions may include pur-
                      chases on a "when-issued"
                      basis or purchases or sales
                      on a "delayed delivery"
                      basis.

Zero Coupon           The Fund may invest in          Same.       Same.           None.
Securities            zero coupon Treasury
                      securities. The Fund may
                      also invest in zero coupon
                      securities issued by U.S.
                      Government agencies or
                      instrumentalities that are
                      supported by the full faith
                      and credit of the United
                      States.

Reverse Repurchase    The Fund may enter into         Same.       Same.           None.
Agreements and Dollar reverse repurchase agree-
Rolls                 ments and dollar rolls, sub-
                      ject to the Fund's
                      limitations on borrowings.

Loan Participations   The Fund may invest in          Same.       Same.           None.
                      corporate loans either by
                      participating as co-lender at
                      the time the loan is origi-
                      nated or by buying an
                      interest in the loan in the
                      secondary market from a
                      financial institution or in-
                      stitutional investor.

                                                                          Combined Fund -
                                                             Emerging   Policy Changes from
                           Corporate Bond        High Yield Market Debt Emerging Market Debt
                    ---------------------------- ---------- ----------- --------------------
Standby Commitments The Fund will enter into       Same.       Same.           None.
                    standby commitment
                    agreements only for the
                    purpose of investing in the
                    security underlying the
                    commitment at a yield and
                    price considered advanta-
                    geous to the Fund and un-
                    available on a firm
                    commitment basis.

Other Investment    The Fund may invest in         Same.       Same.           None.
Companies           securities of other invest-
                    ment companies, including
                    exchange-traded funds, to
                    the extent permitted under
                    the Investment Company
                    Act of 1940, as amended
                    (the "1940 Act") or the
                    rules and regulations
                    thereunder (as such statute,
                    rules or regulations may be
                    amended from time to
                    time) or by guidance
                    regarding, interpretations
                    of, or exemptive orders
                    under, the 1940 Act or the
                    rules or regulations there-
                    under published by appro-
                    priate regulatory
                    authorities. The Fund in-
                    tends to invest uninvested
                    cash balances in an affili-
                    ated money market fund as
                    permitted by Rule 12d1-1
                    under the 1940 Act.

Illiquid Securities The Fund will limit its in-    Same.       Same.           None.
                    vestments in illiquid secu-
                    rities to no more than 15%
                    of its net assets or such
                    other amount permitted by
                    guidance regarding the
                    1940 Act.

                                                                           Combined Fund -
                                                              Emerging   Policy Changes from
                           Corporate Bond         High Yield Market Debt Emerging Market Debt
                    ----------------------------- ---------- ----------- --------------------
Margin              The Fund may not pur-           Same.       Same.           None.
                    chase securities on margin,
                    except (i) as otherwise
                    provided under rules
                    adopted by the Commis-
                    sion under the 1940 Act or
                    by guidance regarding the
                    1940 Act, or interpretations
                    thereof, and (ii) that the
                    Portfolio may obtain such
                    short-term credits as are
                    necessary for the clearance
                    of portfolio transactions,
                    and the Portfolio may make
                    margin payments in con-
                    nection with futures con-
                    tracts, options, forward
                    contracts, swaps, caps,
                    floors, collars and other
                    financial instruments.
                    (Operating Policy.)

Future Developments The Fund may take advan-        Same.       Same.           None.
                    tage of other investment
                    practices that are not pres-
                    ently contemplated for use
                    by the Fund or which are
                    not currently available but
                    that may be developed, to
                    the extent that such
                    investment practices are
                    consistent with the Fund's
                    investment objective and
                    legally permissible for the
                    Fund.

Short Sales         The Fund may make short         Same.       Same.           None.
                    sales a part of overall port-
                    folio management or to
                    offset a potential decline in
                    the value of a security.

Securities Lending  For the purposes of achiev-     Same.       Same.           None.
                    ing income, the Fund may
                    make secured loans of
                    portfolio securities to
                    brokers, dealers and finan-
                    cial institutions, provided a
                    number of conditions are
                    satisfied, including that the
                    loan is fully collateralized.
                    The Fund may pay reason-
                    able finders', admin-
                    istrative, and custodial fees
                    in connection with a loan.

                                                                              Combined Fund -
                                                                Emerging    Policy Changes from
                             Corporate Bond         High Yield Market Debt  Emerging Market Debt
                     ------------------------------ ---------- ----------- ----------------------
Borrowing            The Fund may borrow for          Same.       Same.    None.
                     temporary purposes to re-
                     purchase its shares to meet
                     redemption requests in an
                     amount not exceeding 5%
                     of the value of the total
                     assets of the Fund.

                     The Fund may use borrow-
                     ings for investment pur-
                     poses subject to the limit
                     imposed by the 1940 Act,
                     which is up to 33-1/3% of
                     the Fund's assets.

                     The Fund may not issue
                     any senior security (as that
                     term is defined in the 1940
                     Act) or borrow money,
                     except to the extent permit-
                     ted by the 1940 Act or the
                     rules and regulations
                     thereunder (as such statute,
                     rules or regulations may be
                     amended from time to
                     time) or by guidance
                     regarding, or inter-
                     pretations of, or exemptive
                     orders under, the 1940 Act
                     or the rules or regulations
                     thereunder published by
                     appropriate regulatory au-
                     thorities. For the purposes
                     of this restriction, margin
                     and collateral arrange-
                     ments, including, for
                     example, with respect to
                     permitted borrowings, op-
                     tions, futures contracts, op-
                     tions on futures contracts
                     and other derivatives such
                     as swaps, are not deemed
                     to be the issuance of a
                     senior security. (F)

Issuer Concentration As a fundamental policy, the     Same.       None.    The combined Fund will
                     Fund is diversified. This                             continue to be non-
                     means that at least 75% of                            diversified.
                     the Fund's assets consist of
                     cash or cash items; govern-
                     ment securities; securities of
                     other investment companies;
                     and securities of any one
                     issuer that represent not
                     more than 10% of the out-
                     standing voting securities of
                     the issuer of the securities
                     and not more than 5% of the
                     total assets of the Fund. (F)

                                                                       Combined Fund -
                                                          Emerging   Policy Changes from
                      Corporate Bond          High Yield Market Debt Emerging Market Debt
              ------------------------------- ---------- ----------- --------------------
Lending       The Fund may not make             Same.       Same.           None.
              loans except through (i) the
              purchase of debt obligations
              in accordance with its
              investment objectives and
              policies; (ii) the lending of
              portfolio securities; (iii) the
              use of repurchase agree-
              ments; or (iv) the making of
              loans to affiliated funds as
              permitted under the 1940
              Act, the rules and regu-
              lations thereunder (as such
              statutes, rule or regulations
              may be amended from time
              to time), or by guidance re-
              garding, and interpretations
              of, or exemptive orders un-
              der, the 1940 Act. (F)

Underwriting  The Fund may not act as an        Same.       Same.           None.
              underwriter of securities,
              except that the Portfolio may
              acquire restricted securities
              under circumstances in
              which, if such securities
              were sold, the Portfolio
              might be deemed to be an
              underwriter for purposes of
              the Securities Act of 1933,
              as amended. (F)

Industry      The Fund may not concen-          Same.       Same.           None.
Concentration trate investments in an in-
              dustry, as concentration may
              be defined under the 1940
              Act or the rules and regu-
              lations thereunder (as such
              statute, rules or regulations
              may be amended from time
              to time) or by guidance re-
              garding, interpretations of,
              or exemptive orders under,
              the 1940 Act or the rules or
              regulations thereunder pub-
              lished by appropriate regu-
              latory authorities. (F)

Real Estate   The Fund may not purchase         Same.       Same.           None.
              or sell real estate except that
              it may dispose of real estate
              acquired as a result of the
              ownership of securities or
              other instruments. This re-
              striction does not prohibit
              the Portfolio from investing
              in securities or other
              instruments backed by real
              estate or in securities of
              companies engaged in the
              real estate business. (F)

                                  APPENDIX C

                               FUND PERFORMANCE

   The charts below show the percentage gain or loss in each calendar year for the ten-year period ended December 31, 2006, for Class A shares of each Fund.

   They should give you a general idea of how each Fund's return has varied from year to year. The charts include the effects of Fund expenses, but not applicable sales charges. Returns would be lower if any applicable sales charges were included. The calculations of annual total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date. Performance results included the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance is not an indication of future results. No assurance can be given that Emerging Market Debt will achieve any particular level of performance after the Acquisitions. Additional discussion of the manner of calculation of total return is contained in the Prospectuses of each Fund.

Calendar Year Total Returns

                                Corporate Bond

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                                    [CHART]

 1997     1998   1999   2000   2001    2002   2003     2004    2005     2006
 -----    ----   ----   ----   ----    ----   -----    ----    ----     ----
 11.81   -0.03   1.93   8.12   8.33   -1.85   16.46    8.09    1.63     4.61

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best quarter was up 7.01% in the 2nd quarter, 1997; and Worst quarter was down -7.04% in the 3rd quarter, 1998.

                                  High Yield

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                                [CHART]

  1997    1998   1999   2000   2001    2002    2003    2004    2005     2006
  ----    ----   ----   ----   ----    ----    ----    ----    ----     ----
   n/a   -1.68  -1.79 -11.90  -0.59   -3.26   24.26    8.17    1.91     9.09

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best quarter was up 8.06% in the 2nd quarter, 2003; and Worst quarter was down -9.63% in the 3rd quarter, 1998.

                             Emerging Market Debt

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                                    [CHART]

 1997    1998    1999   2000   2001   2002   2003   2004   2005    2006
 ----    ----    ----   ----   ----   ----   ----   ----   ----    ----
 9.01   -22.06   26.71  14.47  6.10   18.69  38.42  11.09  10.16   11.85

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best quarter was up 18.35% in the 4th quarter, 2002; and Worst quarter was down -28.67% in the 3rd quarter, 1998.

   The following tables list each Fund's average annual total return before taxes for each class of shares that will be involved in the Acquisitions for the one-year, five-year and since inception periods ending December 31, 2006 for each Fund (including applicable sales charges). Emerging Market Debt will commence offering Class R, K and I shares on or about November 2, 2007 and thus there is no historical performance information for these classes of shares. These tables are intended to provide you with some indication of the risks of investing in the Funds. At the bottom of each table, you can compare the Funds' performance with the performance of a broad-based market index.

Average Annual Total Returns

                                Corporate Bond

PERFORMANCE TABLE

Average Annual Total Returns*
(For the periods ended December 31, 2006)

                                                            1 Year** 5 Years** 10 Years**
                                                            -------- --------- ----------
Class A***              Return Before Taxes                   0.17%    4.70%      5.32%
                        Return After Taxes on Distributions  (1.69)%   2.45%      2.47%
                        Return After Taxes on Distributions
                        and Sale of Fund Shares               0.07%    2.63%      2.72%

Class B                 Return Before Taxes                   0.90%    4.84%      5.33%

Class C                 Return Before Taxes                   2.89%    4.86%      5.03%

Advisor Class           Return Before Taxes                   4.94%    5.91%      9.93%

Class R                                                       4.30%    5.37%      5.55%

Class K                                                       4.68%    5.67%      5.83%

Class I                                                       4.99%    5.95%      6.10%

Lehman Brothers         (reflects no deduction for fees,
  Baa U.S. Credit Index expenses, or taxes)                   4.45%    6.43%      6.65%

--------
* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
** Inception Dates for Advisor Class shares: 8/8/02, Class R shares: 11/2/03, and Class K and Class I shares: 3/1/05. Performance information for periods prior to the inception of Advisor Class, Class R, Class K and Class I shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class R shares and the lower expense ratio of Advisor Class, Class K and Class I shares, respectively.
***After-tax Returns:
  -- Are shown for Class A shares only and will vary for Class B, Class C and
     Advisor Class shares because these Classes have different expense ratios; -- Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
  -- Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

                                  High Yield

PERFORMANCE TABLE

Average Annual Total Returns*
(For the periods ended December 31, 2006)

                                                                                           Since
                                                                     1 Year** 5 Years** Inception**
                                                                     -------- --------- -----------
Class A***                       Return Before Taxes                   4.45%     6.73%     3.94%
                                 Return After Taxes on Distributions   1.92%     3.70%     0.30%
                                 Return After Taxes on Distributions
                                 and Sale of Fund Shares               2.80%     3.88%     1.05%

Class B                          Return Before Taxes                   4.51%     6.88%     3.95%

Class C                          Return Before Taxes                   7.34%     6.89%     3.69%

Advisor Class                    Return Before Taxes                   9.60%     8.00%     4.75%

Class R                                                                8.94%     7.42%     4.19%

Class K                                                                9.43%     7.74%     4.47%

Class I                                                                9.61%     8.00%     4.73%

Lehman Brothers U.S High Yield - (reflects no deduction for fees,
  2% Issuer Cap Index            expenses, or taxes)                  10.76%    10.20%     6.63%

--------
* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
** Inception Dates for Class A, Class B and Class C shares: 4/22/97, and for
   Class R, Class K and Class I shares: 3/1/05. Performance information for periods prior to the inception of Class R, Class K and Class I shares is the performance of the Class A shares adjusted to reflect the higher expense ratio of Class R shares and the lower expense ratio of Class K and Class I shares, respectively.
***After-tax Returns:
  -- Are shown for Class A shares only and will vary for Class B, Class C and
     Advisor Class shares because these Classes have different expense ratios; -- Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
  -- Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

                             Emerging Market Debt

PERFORMANCE TABLE

Average Annual Total Returns*
(For the periods ended December 31, 2006)

                                                                  1 Year 5 Years 10 Years
                                                                  ------ ------- --------
Class A**                 Return Before Taxes                      7.08%  16.60%  10.91%
                          Return After Taxes on Distributions      3.87%  13.10%   6.16%
                          Return After Taxes on Distributions and
                          Sale of Fund Shares                      5.14%  12.33%   6.16%

Class B                   Return Before Taxes                      8.10%  16.66%  10.85%

Class C                   Return Before Taxes                     10.09%  16.67%  10.54%

JPMorgan Emerging Markets (reflects no deduction for fees,
  Global Index            expenses, or taxes)                      9.87%  14.08%  10.67%

--------
* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
** After-tax Returns:
  -- Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
  -- Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
  -- Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

                                  APPENDIX D

                  DESCRIPTION OF PRINCIPAL RISKS OF THE FUNDS

   Among the principal risks of investing in a Fund are market risk, interest rate risk, credit risk, inflation risk, foreign risk, derivatives risk, leverage risk and management risk. Each of these risks is more fully described below. Each Fund could become subject to additional risks because the types of investments made by each Fund can change over time.

Market Risk             This is the risk that the value of a Fund's investments will fluctuate as the stock or bond markets fluctuate and that prices overall will decline over shorter- or longer-term periods.

Interest Rate Risk      Changes in interest rates will affect the value of a Fund's investments in fixed-income securities. When interest rates rise, the value of a Fund's investments tends to fall and this decrease in value may not be offset by higher interest income from new investments. Interest rate risk is gen-
                        erally greater for Funds that invest in fixed-income securities with longer maturities or durations.

Credit Risk             This is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, will be unable or unwilling to make timely payments of interest or principal, or to other-
                        wise honor its obligations. The issuer or guarantor may default causing a loss of the full principal amount of a security and any accrued interest.
                        The degree of risk for a particular security may be reflected in its credit rating. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Inflation Risk          This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As in-
                        flation increases, the value of each Fund's assets can decline as can the value of the Fund's distributions. This risk is significantly greater for those Funds that invest a significant portion of their assets in fixed-
                        income securities with longer maturities.

Foreign (Non-U.S. Risk) A Fund's investments in foreign (non-U.S.) securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of securities. Foreign companies usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory tax-
                        ation, currency blockage, political changes, or diplomatic development could adversely affect a Fund's investments in a foreign country. These risks are heightened for emerging market countries because there may be more economic, political and social instability, and investments in companies in emerging markets may have more risk because these secu-
                        rities may be more volatile and less liquid. To the extent a Fund invests in a particular country or geographic region, the Fund may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable eco-
                        nomic conditions.


Emerging Market Risk Foreign investment risk may be particularly high to the extent a Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, cur-
                     rency, liquidity, legal, political and other risks different from, or greater than, the risk of investing in developed foreign (non-U.S.) countries.

Currency Risk        This is the risk that fluctuations in the exchange rates between the U.S.
                     Dollar and foreign (non-U.S.) currencies may negatively affect the value of a Fund's investments or reduce the returns of a Fund.

Derivatives Risk     The Funds may use derivatives. These investment strategies may be risk-
                     ier than other investment strategies and may result in greater volatility for a Fund, particularly during periods of market declines.

Leverage Risk        When a Fund borrows money or otherwise leverages its portfolio, it may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's investments. A Fund may create lev-
                     erage through the use of reverse repurchase arrangements, forward cur-
                     rency exchange contracts, forward commitments, dollar rolls or futures contracts or by borrowing money.

Liquidity Risk       Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling out of these illiquid secu-
                     rities at an advantageous time or price. Derivative-based securities sub-
                     ject to substantial market and credit risk may have greater liquidity risk.

Diversification Risk Funds that are "non-diversified" may invest more of their assets in a rela-
                     tively small number of issuers. Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified port-
                     folio might be.

Management Risk      Each Fund is subject to management risk because it is an actively man-
                     aged investment portfolio. The Adviser will apply its investment tech-
                     niques and risk analyses in making investment decisions for each Fund, but there can be no guarantee that its decisions will produce the desired results.

                                  APPENDIX E

CERTAIN INFORMATION APPLICABLE TO CLASS A, CLASS B, CLASS C, CLASS R, CLASS K,
           CLASS I AND ADVISOR CLASS SHARES OF EMERGING MARKET DEBT

How to Buy Shares

Class A Shares

   Class A shares are sold with a front-end sales charge of up to 4.25% for purchases of less than $1,000,000.

Class B and Class C Shares

   Class B and Class C shares may be purchased through financial intermediaries, such as broker-dealers or banks. You may also purchase shares directly from the Fund's principal underwriter, AllianceBernstein Investments, Inc., or ABI.

Advisor Class Shares

   You may purchase Advisor Class shares through your financial advisor at NAV. Advisor Class shares may be purchased and held solely:

  . through accounts established under a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by the Fund's principal underwriter;

  . through a defined contribution employee benefit plan (e.g., a 401(k) plan) that has at least $10,000,000 in assets and that purchases shares directly without the involvement of a financial intermediary; and

  . by investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

   The Fund's Prospectuses have more detailed information about who may purchase and hold Advisor Class shares.

Class A, Class R, Class K and Class I Shares

   Class A, Class R, Class K and Class I shares are available at net asset value, or NAV, to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of the Fund ("group retirement plans"), as follows:
Class A shares are designed for group retirement plans with assets in excess of $10,000,000. Class A shares are also available at NAV to the AllianceBernstein Link, AllianceBernstein Individual 401(k) and AllianceBernstein SIMPLE IRA plans with at least $250,000 in plan assets or 100 employees. Class R shares are designed for group retirement plans with plan assets up to $10,000,000. Class K shares are designed for group retirement plans with at least $1,000,000 in plan assets. Class K and Class I shares are sold without an initial sales charge.

   Class I shares are designed for group retirement plans with at least $10,000,000 in plan assets and are available to certain investment advisory clients of the Adviser who invest at least $2,000,000 in a Fund and its affiliates.

   Class A, Class K and Class I shares are also available to AllianceBernstein-sponsored group retirement plans. Class K and Class I shares generally are not available to retail non-retirement accounts, traditional and ROTH IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, and individual 403(b) plans.

Required Information

   The Fund is required by law to obtain, verify and record certain personal information from you or persons on your behalf in order to establish an account. Required information includes name, date of birth, permanent residential address and taxpayer identification number (for most investors, your social security number). The Fund may also ask to see other identifying documents. If you do not provide the information, the Fund will not be able to open your account. If the Fund is unable to verify your identity, or that of another person(s) authorized to act on your behalf, or if the Fund believes it has identified potentially criminal activity, the Fund reserves the right to take action it deems appropriate or as required by law, which may include closing your account. If you are not a U.S. citizen or Resident Alien, your account must be affiliated with a Financial Industry Regulatory Authority ("FINRA") member firm.

General

   The Fund may refuse any order to purchase shares. The Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

The Different Share Class Expenses

   This section describes the different expenses of investing in each class and explains factors to consider when choosing a class of shares. The expenses can include distribution and/or service fees (Rule 12b-1 fees) or contingent deferred sales charges ("CDSCs"). Please see below for a discussion of how CDSCs are calculated.

                           What is a Rule 12b-1 Fee?

       A Rule 12b-1 fee is a fee deducted from the Fund's assets that is used to pay for personal service, maintenance of shareholder accounts and distribution costs, such as advertising and compensation of financial intermediaries. The amount of each share class's 12b-1 fee, if any, is disclosed below and in the Fund's fee table near the front of its Prospectus.

Asset-Based Sales Charges or Distribution and/or Service (Rule 12b-1) Fees

   The Fund has adopted plans under SEC Rule 12b-1 that allow the Fund to pay asset-based sales charges or distribution and/or service fees for the distribution and sale of its shares. The amount of these fees for each class of the Fund's shares involved in the Acquisition is:

                                 Distribution and/or Service
                                   (Rule 12b-1) Fee (as a
                                   Percentage of Aggregate
                                  Average Daily Net Assets)
                                 ---------------------------
                   Class A                   .30%
                   Class B                  1.00%
                   Class C                  1.00%
                   Class R                   .50%
                   Class K                   .25%
                   Class I                  None
                   Advisor Class            None

   Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. Class B, Class C, and Class R shares are subject to higher Rule 12b-1 fees than Class A shares. The higher fees mean a higher expense ratio, so Class B, Class C, and Class R shares pay correspondingly lower dividends and may have a lower NAV (and returns) than Class A shares. Class K and Class I shares have a lower or no Rule 12b-1 fee. Therefore, Class K and Class I shares have a lower expense ratio and may have a higher NAV (and returns) than Class A shares. All or some of these fees may be paid to financial intermediaries, including your financial advisor's firm.

Class A Shares

   Class A shares do not have an initial sales charge. Class A shares may be subject to a CDSC of up to 1%. When a non-AllianceBernstein-sponsored group retirement plan terminates a Fund as an investment option, all investments in Class A shares of that Fund through the plan are subject to a 1%, 1-year CDSC upon redemption. In addition, when a group retirement plan ceases to participate in an AllianceBernstein-sponsored group retirement plan program, investments in the Fund's Class A shares through the plan are subject to a 1%, 1-year CDSC upon redemption. The CDSC is applied to the lesser of NAV at the time of redemption of shares or the original cost of shares being redeemed.

Class B Shares - Deferred Sales Charge Alternative

   Class B shares do not have an initial sales charge. Your investment, however, is subject to a CDSC if you redeem within three years of purchase. The CDSC varies depending on the number of years you hold the shares. The CDSC amounts for Class B shares are:

                           Year Since Purchase  CDSC
                           -------------------  ----
                           First                4.00%
                           Second               3.00%
                           Third                2.00%
                           Fourth               1.00%
                           Fifth and thereafter None

   If you exchange your shares for the Class B shares of another AllianceBernstein Mutual Fund, the CDSC also will apply to the Class B shares received. If you redeem your shares and directly invest the proceeds in units of CollegeBoundfund, the CDSC will apply to the units of the CollegeBoundfund. The CDSC period begins with the date of your original purchase, not the date of exchange for the other Class B shares or purchase of CollegeBoundfund units.

   Class B shares purchased for cash automatically convert to Class A shares six years after the end of the month of your purchase. If you purchase shares by exchange for the Class B shares of another AllianceBernstein Mutual Fund, the conversion period runs from the date of your original purchase.

Class C Shares - Asset-Based Sales Charge Alternative

   Class C shares may be purchased at NAV without an initial sales charge. Your investment, however, is subject to a 1% CDSC if you redeem your shares within one year. If you exchange your shares for the Class C shares of another AllianceBernstein Mutual Fund, the 1% CDSC also will apply to the Class C shares received. The one-year period for the CDSC begins with the date of your original purchase, not the date of the exchange for the other Class C shares. Class C shares do not convert to any other class of shares of the Fund.

Class R, Class K and Class I Shares

   Class R, Class K and Class I shares do not have an initial sales charge or CDSC.

Advisor Class Shares - Fee-Based Program Alternative

   You may purchase Advisor Class shares through your financial advisor. Advisor Class shares are not subject to any initial or contingent sales charges. However, when you purchase Advisor Class shares through your financial advisor, your financial advisor may charge a fee. Advisor Class shares are not available to everyone. See "How to Buy Shares" above.

Distribution Arrangements for Group Retirement Plans

   The Fund offers distribution arrangements for group retirement plans. However, plan sponsors, plan fiduciaries and other financial intermediaries may establish requirements for group retirement plans as to the purchase, sale or exchange of shares of the Fund, including maximum and minimum initial investment requirements that are different from those described in the Fund's Prospectus and SAI. Therefore, plan sponsors or fiduciaries may not impose the same share class parameters as set forth in the Fund's Prospectus and SAI. Group retirement plans also may not offer all classes of shares of the Fund. The Fund is not responsible for, and has no control over, the decision of any plan sponsor or fiduciary to impose such differing requirements.

Payments to Financial Intermediaries

   Financial intermediaries market and sell shares of the Fund. These financial intermediaries may receive compensation for selling shares of the Fund. This compensation is paid from various sources, including any CDSC and/or Rule 12b-1 fee that you may pay.

                       What is a Financial Intermediary?

          A financial intermediary is a firm that receives compensation for selling shares of the Fund offered in this Prospectus and/or provides services to the Fund's shareholders. Financial intermediaries may include, among others, brokers, financial planners or advisors, banks, pension plan consultants and insurance companies. Financial intermediaries employ financial advisors who deal with you and other investors on an individual basis.

   In the case of Class A shares, the Fund's principal underwriter, ABI, may pay financial intermediaries a fee of up to 1%. Additionally, up to 100% of the Rule 12b-1 fees applicable to Class A shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class A shares.

   In the case of Class B shares, ABI must pay, at the time of your purchase, a commission to financial intermediaries selling Class B shares in an amount equal to 4% of your investment. Additionally, up to 30% of the Rule 12b-1 fees applicable to Class B shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class B shares.

   In the case of Class C shares, ABI must pay, at the time of your purchase, a commission to firms selling Class C shares in an amount equal to 1% of your investment. Additionally, up to 100% of the Rule 12b-1 fees applicable to Class C shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class C shares.

   In the case of Advisor Class shares, your financial advisor may charge ongoing fees or transactional fees.

   In the case of Class R and Class K shares, up to 100% of the Rule 12b-1 fee applicable to Class R and Class K shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class R and Class K shares.

   Your financial advisor's firm receives compensation from the Fund, ABI and/or the Adviser in several ways from various sources, which include some or all of the following:

  .   upfront sales commissions;

  .   Rule 12b-1 fees;

  .   additional distribution support;

  .   defrayal of costs for educational seminars and training; and

  . payments related to providing shareholder recordkeeping and/or transfer agency services.

Other Payments for Distribution Services and Educational Support

   In addition to the Rule 12b-1 fees described above, ABI, at its expense, currently provides additional payments to firms that sell shares of the AllianceBernstein Mutual Funds. Although the individual components may be higher and the total amount of payments made to each qualifying firm in any given year may vary, the total amount paid to a financial intermediary in connection with the sale of shares of the AllianceBernstein Mutual Funds will generally not exceed the sum of (a) 0.25% of the current year's fund sales by that firm and (b) 0.10% of average daily net assets attributable to that firm over the year. These sums include payments to reimburse directly or indirectly the costs incurred by these firms and their employers in connection with educational seminars and training efforts about the AllianceBernstein Mutual Funds for the firm's employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment, and meals.

   For 2007, ABI's additional payments to these firms for distribution services and educational support related to the AllianceBernstein Mutual Funds is expected to be approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds, or approximately $22,000,000. In 2006, ABI paid approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $20,000,000, for distribution services and educational support related to the AllianceBernstein Mutual Funds.

   A number of factors are considered in determining the additional payments, including each firm's AllianceBernstein Mutual Fund sales, assets and redemption rates, and the willingness and ability of the firm to allow ABI to provide information for educational and marketing purposes. In some cases, firms will include the AllianceBernstein Mutual Funds on a "preferred" list. ABI's goal is to make the financial intermediaries who interact with current and prospective investors and shareholders more knowledgeable about the AllianceBernstein Mutual Funds so that they can provide suitable information and advice about the funds and related investor services.

   The Fund and ABI also make payments for recordkeeping and other transfer agency services to financial intermediaries that sell AllianceBernstein Mutual Fund shares. These expenses paid by the Fund are included in "Other Expenses" under "Fees and Expenses of the Funds - Annual Fund Operating Expenses" in the Fund's Prospectus.

   If one mutual fund sponsor makes greater distribution assistance payments than another, a financial advisor and his or her firm may have an incentive to recommend one fund complex over another. Similarly, if a financial intermediary receives more distribution assistance for one share class versus another, the financial intermediary may have an incentive to recommend that class.

   Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by the Funds, the Adviser, ABI, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial advisor at the time of purchase.

   ABI anticipates that the firms that will receive additional payments for distribution services and/or educational support include:

      A.G. Edwards
      AIG Advisor Group
      Ameriprise Financial Services
      AXA Advisors
      Banc of America
      Cadaret Grant & Co.
      CCO Investment Services Corp.
      Charles Schwab
      Chase Investment Services
      Citicorp Investment Services
      Citigroup Global Markets
      Commonwealth Financial Network
      Donegal Securities
      Independent Financial Marketing Group
      ING Advisors Network
      Linsco/Private Ledger
      McDonal Investments
      Merrill Lynch
      MetLife Securities
      Morgan Stanley
      Mutual Service Corporation
      National Financial
      PFS Investments
      Raymond James
      RBC Dain Rauscher

      Robert W. Baird
      Securities America
      Signator Investors
      UBS AG
      UBS Financial Service
      Wachovia Securities
      Wells Fargo Investments

   Although the Fund may use brokers or other financial intermediaries who sell shares of the Fund to effect portfolio transactions, the Fund does not consider the sale of AllianceBernstein Mutual Fund shares as a factor when selecting brokers or dealers to effect portfolio transactions.

How to Exchange Shares

   You may exchange your Fund shares for shares of the same class of other AllianceBernstein Mutual Funds (including AllianceBernstein Exchange Reserves, a money market fund managed by the Adviser). Exchanges of shares are made at the next-determined NAV, without sales or service charges. You may request an exchange by mail or telephone or through your financial intermediary. In order to receive a day's NAV, ABIS or your financial intermediary must receive and confirm your telephone exchange request by 4:00 p.m., Eastern Time, on that day. The Fund may modify, restrict, or terminate the exchange privilege on 60 days' written notice.

How to Sell or Redeem Shares

   You may "redeem" your shares (i.e., sell your shares to the Fund) on any day the New York Stock Exchange (the "Exchange") is open. Your sale price will be the next-determined NAV, less any applicable CDSC, after the Fund receives your redemption request in proper form. Normally, redemption proceeds are sent to you within 7 days. If you recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the Fund is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 15 days). For Advisor Class shares, if you are in doubt about what procedures or documents are required by your fee-based program or employee benefit plan to sell your shares, you should contact your financial advisor. Your financial intermediary must receive your sales request by 4:00 p.m., Eastern Time, and submit it to the Fund by a pre-arranged time for you to receive the next-determined NAV, less any applicable CDSC. Your financial intermediary is responsible for submitting all necessary documentation to the Fund and may charge you a fee for this service.

Frequent Purchases and Redemptions of Fund Shares

   The Fund's Board of Directors has adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Fund shares or excessive or short-term trading that may disadvantage long-term Fund shareholders. These policies are described below. The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary.

Risks Associated With Excessive Or Short-term Trading Generally

   While the Fund will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Fund's shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, the Fund may incur increased expenses if one or more shareholders engage in excessive or short-term trading. For example, a Fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. Similarly, the Fund may bear increased administrative costs due to asset level and investment volatility that accompanies patterns of short-term trading activity. All of these factors may adversely affect Fund performance.

   A Fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a Fund calculates its NAV at 4:00 p.m., Eastern Time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in Fund share prices that are based on closing prices of foreign securities established some time before the Fund calculates its own share price (referred to as "time zone arbitrage"). The Fund has procedures, referred to as fair value pricing, designed to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Fund calculates its NAV. While there is no assurance, the Fund expects that the use of fair value pricing, in addition to the short-term trading policies discussed below, will significantly reduce a shareholder's ability to engage in time zone arbitrage to the detriment of other Fund shareholders. This risk is generally not applicable to the Fund because it does not invest in foreign equity securities.

   A shareholder engaging in a short-term trading strategy may also target a Fund that does not invest primarily in foreign securities. Any Fund that invests in securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage"). Funds that may be adversely affected by price arbitrage include, in particular, those Funds that significantly invest in fixed-income securities, such as high yield bonds, asset-backed securities, or foreign fixed-income securities, that may be timely traded or traded infrequently.

Policy Regarding Short-term Trading

   Purchases and exchanges of shares of the Fund should be made for investment purposes only. The Fund seeks to prevent patterns of excessive purchases and sales or exchanges of Fund shares. The Fund will seek to prevent such practices to the extent they are detected by the procedures described below. The Fund reserves the right to modify this policy, including any surveillance or account blocking procedures established from time to time to effectuate this policy, at any time without notice.

   Transaction Surveillance Procedures. The Fund, through its agents, ABI and ABIS, maintains surveillance procedures to detect excessive or short-term trading in Fund shares. This surveillance process involves several factors, which include scrutinizing transactions in Fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Generally, more than two exchanges of Fund shares during any 90-day period or purchases of shares followed by a sale within 90 days will be identified by these surveillance procedures. For purposes of these transaction surveillance procedures, the Fund may consider trading activity in multiple accounts under common ownership, control, or influence. Trading activity identified by either, or a combination, of these factors, or as a result of any other information available at the time, will be evaluated to determine whether such activity might constitute excessive or short-term trading. These surveillance procedures may be modified from time to time, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances, such as for certain retirement plans, to conform to plan exchange limits or U.S. Department of Labor regulations, or for certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

   Account Blocking Procedures. If the Fund determines, in its sole discretion, that a particular transaction or pattern of transactions identified by the transaction surveillance procedures described above is excessive or short-term trading in nature, the relevant Fund account(s) will be immediately "blocked" and no future purchase or exchange activity will be permitted. However, sales of Fund shares back to the Fund or redemptions will continue to be permitted in accordance with the terms of the Fund's current Prospectus. In the event an account is blocked, certain account-related privileges, such as the ability to place purchase, sale and exchange orders over the internet or by phone, may also be suspended. A blocked account will generally remain blocked unless and until the account holder or the associated broker, dealer or other financial intermediary provides evidence or assurance acceptable to the Fund that the account holder did not or will not in the future engage in excessive or short-term trading.

   Applications of Surveillance Procedures and Restrictions to Omnibus Accounts. Omnibus account arrangements are common forms of holding shares of the Fund, particularly among certain brokers, dealers, and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Fund seeks to apply its surveillance procedures to these omnibus account arrangements. If an intermediary does not have the capabilities, or declines, to provide individual account level detail to the Fund, the Fund will monitor turnover of assets to purchases and redemptions of the omnibus account. If excessive turnover, defined as annualized purchases and redemptions exceeding 50% of assets, is detected, the Fund will notify the intermediary and request that the intermediary review individual account transactions for excessive or short-term trading activity and confirm to the Fund that appropriate action has been taken to curtail the activity, which may include applying blocks to accounts to prohibit future purchases and exchanges of Fund shares. For certain retirement plan accounts, the Fund may request that the retirement plan or other intermediary revoke the relevant participant's privilege to effect transactions in Fund shares via the internet or telephone, in which case the relevant participant must submit future transaction orders via the U.S. Postal Service (i.e., regular mail). The Fund will continue to monitor the turnover attributable to an intermediary's omnibus account arrangement and may consider whether to terminate the relationship if the intermediary does not demonstrate that appropriate action has been taken.

Risks to Shareholders Resulting From Imposition of Account Blocks in Response to Excessive Short-term Trading Activity

   A shareholder identified as having engaged in excessive or short-term trading activity whose account is "blocked" and who may not otherwise wish to redeem his or her shares effectively may be "locked" into an investment in the Fund that the shareholder did not intend to hold on a long-term basis or that may not be appropriate for the shareholder's risk profile. To rectify this situation, a shareholder with a "blocked" account may be forced to redeem Fund shares, which could be costly if, for example, these shares have declined in value, the shares are subject to a CDSC, or the sale results in adverse tax consequences to the shareholder. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

Limitations on Ability to Detect and Curtail Excessive Trading Practices

   Shareholders seeking to engage in excessive short-term trading activities may deploy a variety of strategies to avoid detection and, despite the efforts of the Fund and its agents to detect excessive or short duration trading in Fund shares, there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect excessive or short-term trading in Fund shares attributable to a particular investor who effects purchase and/or exchange activity in Fund shares through omnibus accounts. Also, multiple tiers of these entities may exist, each utilizing an omnibus account arrangement, which may further compound the difficulty of detecting excessive or short duration trading activity in Fund shares.

How the Fund Values Its Shares

   The Fund's NAV is calculated at the close of regular trading on the Exchange (ordinarily, 4:00 p.m., Eastern Time), only on days when the Exchange is open for business. To calculate NAV, a Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. If the Fund invests in securities that are primarily traded on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem their shares in the Fund.

   The Fund values its securities at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors. When a Fund uses fair value pricing, it may take into account any factors it deems appropriate. The Fund may determine fair value based upon developments related to a specific security and/or U.S. sector or broader stock market indices. The prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

   Securities for which market quotations are not readily available or deemed unreliable (including restricted securities) are valued at fair market value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer or analysts, or by analysis of the issuer's financial statements. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Fund may frequently value many of these securities using fair value prices based on independent pricing services or third party vendor tools to the extent available.

   Subject to the Board's oversight, the Fund's Board has delegated responsibility for valuing the Fund's assets to the Adviser. The Adviser has established a Valuation Committee, which operates under the policies and procedures approved by the Board, to value the Fund's assets on behalf of the Fund. The Valuation Committee values Fund assets as described above.

   Your order for purchase, sale, or exchange of shares is priced at the next-determined NAV after your order is received in proper form by the Fund.

                                  APPENDIX F

                               OTHER INFORMATION

   The following information provides only a summary of the key features of the organizational structure and governing documents of the Funds. Bond Fund, of which Corporate Bond is a series, High Yield and Emerging Market Debt are each organized as a Maryland corporation. The Bylaw provisions that govern Bond Fund also apply to Corporate Bond. Accordingly, there are no significant differences among the Funds in terms of their corporate organizational structures.

General

   Each Fund has procedures available to its respective shareholders for calling shareholders' meetings and for the removal of Directors. Under the Fund's Charter, a Director may be removed, either with or without cause, at a meeting duly called and at which a quorum is present by the affirmative vote of the holders of a majority of the votes entitled to be cast for the election of Directors. In addition, shareholder-requested special meetings of shareholders for any other purpose shall be called by a Fund's Secretary only upon the written request of shareholders entitled to cast not less than a majority of all the votes entitled to be cast at the meeting.

   For each Fund, the presence in person or by proxy of the holders of one-third of the shares entitled to be cast constitutes a quorum at any meeting of shareholders of the Fund. When a quorum is present at any meeting, the affirmative vote of a majority of the votes (or with respect to the election of Directors, a plurality of votes) cast shall decide any question brought before such meeting, except as otherwise required by law.

Shares of Common Stock of the Funds

   The Funds' shares have no preemptive rights. Each share has equal voting, dividend, distribution and liquidation rights. Shareholders are entitled to one vote per share. All voting rights for the election of directors are non-cumulative, which means that the holders of more than 50% of the shares of common stock of a Fund can elect 100% of the directors then nominated for election if they choose to do so and, in such event, the holders of the remaining shares of common stock will not be able to elect any directors. The Funds are organized as series of the same Maryland corporation and thus their shareholders have the same rights due to them under state law. The Funds are not required to, and do not, hold annual meetings of shareholders and have no current intention to hold such meetings, except as required by the 1940 Act. Under the 1940 Act, the Funds are required to hold a shareholder meeting if, among other reasons, the number of Directors elected by shareholders is less than a majority of the total number of Directors, or if a Fund seeks to change its fundamental investment policies.

Dividends and Distributions

   The Funds have the same dividends and distributions policies. While each of the Funds intends to distribute to its shareholders substantially all of each fiscal year's net income and net realized capital gains, if any, the amount and time of any dividend or distribution will depend on the realization by the Fund of income and capital gains from investments. There is no fixed dividend rate and there can be no assurance that the Fund will pay any dividends or realize any capital gains. The final determination of the amount of the Fund's return of capital distributions for the period will be made after the end of each calendar year.

   Each of the Fund's income dividends and capital gains distributions, if any, declared by the Fund on its outstanding shares will, at the election of each shareholder, be paid in cash or in additional shares. If paid in additional shares, the shares will have an aggregate net asset value as of the close of business on the declaration date of the dividend or distribution equal to the cash amount of the dividend or distribution. A shareholder may make an election to receive dividends and distributions in cash or in shares at the time of purchase of shares. The shareholder's election can be changed at any time prior to a record date for a dividend. There is no sales or other charge in connection with the reinvestment of dividends or capital gains distributions.

Indemnification and Liability of Directors and Officers

   The charters of Bond Fund, High Yield and Emerging Market Debt generally provide for the indemnification of officers and Directors, as applicable, to the full extent permitted by law. This indemnification does not protect any such person against any liability to a Fund or any shareholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the satisfaction of such person's office.

   Maryland law permits a Maryland corporation to include in its charter a provision limiting the liability of its directors and officers to the corporation and its shareholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action. The charters of Bond Fund, High Yield and Emerging Market Debt contain such a provision that eliminates directors' and officers' liability to the maximum extent permitted by Maryland law. This indemnification does not protect any such person against any liability to a Fund or any shareholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the satisfaction of such person's office.

                                  APPENDIX G

 FORM OF AGREEMENT AND PLAN OF ACQUISITION AND LIQUIDATION BETWEEN AN ACQUIRED
          FUND AND ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND, INC.

               AGREEMENT AND PLAN OF ACQUISITION AND LIQUIDATION

         RELATING TO THE ACQUISITION OF THE ASSETS AND LIABILITIES OF
                               [              ]

                                     As of
                                [      ], 2007

   This Agreement and Plan of Acquisition and Liquidation (the "Acquisition
Plan") is made as of this [  ]th day of [      ], 2007, by and between [      ]
("Acquiring Fund"), a Maryland corporation, and [      ] (the "Acquired Fund"),
a Maryland corporation.

   WHEREAS, Acquiring Fund and the Acquired Fund are open-end management investment companies registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act");

   WHEREAS, the parties desire that the Acquired Fund transfer all of the assets attributable to its Class A shares held by stockholders ("Stockholders") in exchange for Class A shares of equal net asset value of Acquiring Fund ("Class A Acquisition Shares"), transfer all of the assets attributable to its Class B shares held by Stockholders in exchange for Class B shares of equal net asset value of Acquiring Fund ("Class B Acquisition Shares"), transfer all of the assets attributable to its Class C shares held by Stockholders in exchange for Class C shares of equal net asset value of Acquiring Fund ("Class C Acquisition Shares"), transfer all of the assets attributable to its Advisor Class shares held by Stockholders in exchange for Advisor Class shares of equal net asset value of Acquiring Fund ("Advisor Class Acquisition Shares"), transfer all of the assets attributable to its Class R shares held by Stockholders in exchange for Class R shares of equal net asset value of Acquiring Fund ("Class R Acquisition Shares"), transfer all of the assets attributable to its Class K shares held by Stockholders in exchange for Class K shares of equal net asset value of Acquiring Fund ("Class K Acquisition Shares"), transfer all of the assets attributable to its Class I shares held by Stockholders in exchange for Class I shares of equal net asset value of Acquiring Fund ("Class I Acquisition Shares" and together with the Class A Acquisition Shares, Class B Acquisition Shares, Class C Acquisition Shares, Advisor Class Acquisition Shares, Class R Acquisition Shares, and Class K Acquisition Shares, the "Acquisition Shares") and distribute the Class A Acquisition Shares, Class B Acquisition Shares, Class C Acquisition Shares, Advisor Class Acquisition Shares, Class R Acquisition Shares, Class K Acquisition Shares, and Class I Acquisition Shares to Stockholders of Class A, Class B, Class C, Advisor Class, Class R, Class K, and Class I, respectively, of the Acquired Fund (the "Acquisition"); and

   WHEREAS, the parties intend that the Acquisition qualify as a "reorganization" within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"), and any successor provisions, and that with respect to the Acquisition, Acquiring Fund and the Acquired Fund will each be a "party to a reorganization" within the meaning of
Section 368(b) of the Code;

   Now, therefore, Acquiring Fund and the Acquired Fund agree as follows:

1. Definitions

   In addition to the terms elsewhere defined herein, each of the following terms shall have the meaning indicated for that term as follows:

              1934 Act Securities Exchange Act of 1934, as amended

              1933 Act Securities Act of 1933, as amended.

Assets                      All assets of any kind and all interests, rights, privileges and powers of or attributable to the Acquired Fund or its shares, as appropriate, whether or not determinable at the appropriate Effective Time and wherever located, including, without limitation, all cash, cash equivalents, securities, claims
                            (whether absolute or contingent, known or unknown, accrued or unaccrued or conditional or unmatured), contract rights and receivables
                            (including dividend and interest receivables) owned by the Acquired
                            Fund or attributable to its shares and any deferred or prepaid expense, other than unamortized organizational expenses, shown as an asset on the
                            Acquired Fund's books.

Closing Date                Shall be on such other date following the date that Stockholders of the
                            Acquired Fund approve the Acquisition Plan as the parties may agree.

Effective Time              5:00 p.m. Eastern time on the Closing Date, or such other time as the parties may agree to in writing.

Financial Statements        The audited financial statements of the relevant Fund for its most recently completed fiscal year and, if applicable, the unaudited financial statements of that Fund for its most recently completed semi-annual period.

Fund                        Acquiring Fund and/or the Acquired Fund, as the case may be.

Liabilities                 All liabilities, expenses and obligations of any kind whatsoever of the
                            Acquired Fund, whether known or unknown, accrued or unaccrued, absolute or contingent or conditional or unmatured.

N-14 Registration Statement The Registration Statement of Acquiring Fund on Form N-14 under the
                            1940 Act that will register the Acquisition Shares to be issued in the
                            Acquisition and will include the proxy materials necessary for the
                            Stockholders of the Acquired Fund to approve the Acquisition.

Valuation Time              The close of regular session trading on the New York Stock Exchange
                            ("NYSE") on the Closing Date, when for purposes of the Acquisition
                            Plan, Acquiring Fund determines its net asset value per Acquisition Share and the Acquired Fund determines the net value of the Assets.

NAV                         A Fund's net asset value is calculated by valuing and totaling assets and then subtracting liabilities and then dividing the balance by the number of shares that are outstanding.

2. Regulatory Filings

   Acquiring Fund shall promptly prepare and file the N-14 Registration Statement with the SEC, and Acquiring Fund and the Acquired Fund also shall make any other required or appropriate filings with respect to the actions contemplated hereby.

3. Stockholder Action

   As soon as practicable after the effective date of the N-14 Registration Statement, the Acquired Fund shall hold a Stockholders meeting to consider and approve the Acquisition and this Acquisition Plan and such other matters as the Board of Directors may determine. Such approval by the Stockholders of the Acquired Fund shall, to the extent necessary to permit the consummation of the transactions contemplated herein without violating any investment objective, policy or restriction of the Acquired Fund, be deemed to constitute approval by the Stockholders of a temporary amendment of any investment objective, policy or restriction that would otherwise be inconsistent with or violated upon the consummation of such transactions solely for the purpose of consummating such transactions.

4. Transfer of the Acquired Fund's Assets

   Acquiring Fund and the Acquired Fund shall take the following steps with respect to the Acquisition, as applicable:

    (a)On or prior to the Closing Date, the Acquired Fund shall pay or provide for the payment of all of the Liabilities, expenses, costs and charges of or attributable to the Acquired Fund that are known to the Acquired Fund and that are due and payable prior to or as of the Closing Date.

    (b)Prior to the Effective Time, except to the extent prohibited by Rule 19b-1 under the 1940 Act, the Acquired Fund will declare to Acquired Fund Stockholders of record a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing
       (i) all the excess of (A) Acquired Fund's investment income excludable from gross income under Section 103(a) of the Code over (B) Acquired Fund's deductions disallowed under Sections 265 and 171(a)(2) of the Code, (ii) all of Acquired Fund's investment company taxable income (as defined in Code Section 852), (computed in each case without regard to any deduction for dividends paid), and (iii) all of Acquired Fund's net realized capital gain (as defined in Code Section 1222), if any (after reduction for any capital loss carryover), in each case for both the taxable year ending on September 30, 2007, and for the short taxable year beginning on October 1, 2007 and ending on the Closing Date. Such dividends will be declared and paid to ensure continued qualification of the Acquired Fund as a "regulated investment company" for tax purposes and to eliminate fund-level tax.

    (c)At the Effective Time, pursuant to Articles of Transfer accepted for record by the State Department of Assessments and Taxation of Maryland (the "SDAT"), the Acquired Fund shall assign, transfer, deliver and convey the Assets to Acquiring Fund, subject to the Liabilities. Acquiring Fund shall then accept the Assets and assume the Liabilities such that at and after the Effective Time (i) the Assets at or after the Effective Time shall become and be assets of Acquiring Fund, and
       (ii) the Liabilities at the Effective Time shall attach to Acquiring Fund, and shall be enforceable against Acquiring Fund to the same extent as if initially incurred by Acquiring Fund.

    (d)Within a reasonable time prior to the Closing Date, the Acquired Fund shall provide, if requested, a list of the Assets to Acquiring Fund. The Acquired Fund may sell any asset on such list prior to the Effective Time. After the Acquired Fund provides such list, the Acquired Fund will not acquire any additional securities or permit to exist any encumbrances, rights, restrictions or claims not reflected on such list, without the approval of Acquiring Fund. Within a reasonable time after receipt of the list and prior to the Closing Date, Acquiring Fund will advise the Acquired Fund in writing of any investments shown on the list that Acquiring Fund has determined to be inconsistent with its investment objective, policies and restrictions. The Acquired Fund will dispose of any such securities prior to the Closing Date to the extent practicable and consistent with applicable legal requirements, including the Acquired Fund's investment objectives, policies and restrictions. In addition, if Acquiring Fund determines that, as a result of the Acquisition, Acquiring Fund would own an aggregate amount of an investment that would exceed a percentage limitation applicable to Acquiring Fund, Acquiring Fund will advise the Acquired Fund in writing of any such limitation and the Acquired Fund shall dispose of a sufficient amount of such investment as may be necessary to avoid the limitation as of the Effective Time, to the extent practicable and consistent with applicable legal requirements, including the Acquired Fund's investment objectives, policies and restrictions.

    (e)The Acquired Fund shall assign, transfer, deliver and convey the Assets to Acquiring Fund at the Effective Time on the following basis:

       (i)The value of the Assets less the Liabilities of the Acquired Fund attributable to shares of Class A held by Stockholders, shares of Class B held by Stockholders, shares of Class C held by Stockholders, shares of Advisor Class held by Stockholders, shares of Class R held by Stockholders, shares of Class K held by Stockholders, and shares of Class I held by Stockholders, determined as of the Valuation Time, shall be divided by the then NAV of one Class A, Class B, Class C,

          Advisor Class, Class R, Class K or Class I Acquisition Share, as applicable, and, in exchange for the transfer of the Assets, Acquiring Fund shall simultaneously issue and deliver to the Acquired Fund the number of Class A, Class B, Class C, Advisor Class, Class R, Class K, and Class I Acquisition Shares so determined, rounded to the second decimal place or such other decimal place as the parties may agree to in writing;

      (ii)The NAV of Class A, Class B, Class C, Advisor Class, Class R, Class K, and Class I Acquisition Shares to be delivered to the Acquired Fund shall be determined as of the Valuation Time in accordance with Acquiring Fund's then applicable valuation procedures, and the net value of the Assets to be conveyed to Acquiring Fund shall be determined as of the Valuation Time in accordance with the then applicable valuation procedures of the Acquired Fund; and

     (iii)The portfolio securities of the Acquired Fund shall be made available by the Acquired Fund to The Bank of New York Mellon, as custodian for Acquiring Fund (the "Custodian"), for examination no later than five business days preceding the Valuation Time. On the Closing Date, such portfolio securities and all the Acquired Fund's cash shall be delivered by the Acquired Fund to the Custodian for the account of Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department's book-entry system or by The Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the 1940 Act and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of the Custodian, or shall be wired to an account pursuant to instructions provided by Acquiring Fund.

    (f)Promptly after the Closing Date, the Acquired Fund will deliver to Acquiring Fund a Statement of Assets and Liabilities of the Acquired Fund as of the Closing Date.

5. Termination of the Acquired Fund, Registration of Acquisition Shares and Access to Records

   The Acquired Fund and Acquiring Fund also shall take the following steps, as applicable:

    (a)At or as soon as reasonably practical after the Effective Time, the Acquired Fund shall terminate by transferring pro rata to its Stockholders of Class A of record Class A Acquisition Shares received by the Acquired Fund pursuant to Section 4(e)(i) of this Acquisition Plan; to its Stockholders of Class B of record Class B Acquisition Shares received by the Acquired Fund pursuant to Section 4(e)(i) of this Acquisition Plan; to its Stockholders of Class C of record Class C Acquisition Shares received by the Acquired Fund pursuant to
       Section 4(e)(i) of this Acquisition Plan; to its Stockholders of Advisor Class of record Advisor Class Acquisition Shares received by the Acquired Fund pursuant to Section 4(e)(i) of this Acquisition Plan; to its Stockholders of Class R of record Class R Acquisition Shares received by the Acquired Fund pursuant to Section 4(e)(i) of this Acquisition Plan; to its Stockholders of Class K of record Class K Acquisition Shares received by the Acquired Fund pursuant to
       Section 4(e)(i) of this Acquisition Plan; and to its Stockholders of Class I of record Class I Acquisition Shares received by the Acquired Fund pursuant to Section 4(e)(i) of this Acquisition Plan. Acquiring Fund shall establish accounts on its share records and note on such accounts the names of the former Acquired Fund Stockholders and the types and amounts of Acquiring Fund shares that former Acquired Fund Stockholders are due based on their respective holdings of shares of the Acquired Fund as of the close of business on the Closing Date. Fractional Acquiring Fund shares shall be carried to the second decimal place. Acquiring Fund shall not issue certificates representing Acquiring Fund shares in connection with such exchange. All issued and outstanding shares in connection with such exchange will be simultaneously cancelled on the books of the Acquired Fund. Ownership of Acquiring Fund's shares will be shown on the books of Acquiring Fund's transfer agent.

       Following distribution by the Acquired Fund to its Stockholders of all Acquisition Shares delivered to the Acquired Fund, the Acquired Fund shall wind up its affairs and shall take all steps as are necessary and proper to terminate as soon as is reasonably possible after the Effective Time.

    (b)At and after the Closing Date, the Acquired Fund shall provide Acquiring Fund and its transfer agent with immediate access to: (i) all records containing the names, addresses and taxpayer identification numbers of all of the Acquired Fund's Stockholders and the number and percentage ownership of the outstanding shares of the Acquired Fund owned by Stockholders as of the Effective Time, and (ii) all original documentation (including all applicable Internal Revenue Service forms, certificates, certifications and correspondence) relating to the Acquired Fund Stockholders' taxpayer identification numbers and their liability for or exemption from back-up withholding. The Acquired Fund shall preserve and maintain, or shall direct its service providers to preserve and maintain, records with respect to the Acquired Fund as required by Section 31 of, and Rules 31a-1 and 31a-2 under, the 1940 Act.

6. Certain Representations and Warranties of the Acquired Fund

   The Acquired Fund represents and warrants to Acquiring Fund as follows:

    (a)The Acquired Fund is a corporation duly incorporated, validly existing and in good standing under the laws of the State of Maryland. The Acquired Fund is registered with the SEC as an open-end management investment company under the 1940 Act and such registrations will be in full force and effect as of the Effective Time.

    (b)The Acquired Fund has the power and all necessary federal, state and local qualifications and authorizations to own all of the Assets, to carry on its business, to enter into this Acquisition Plan and to consummate the transactions contemplated herein.

    (c)The Board of Directors of the Acquired Fund has duly authorized the execution and delivery of this Acquisition Plan and the transactions contemplated herein. Duly authorized officers of the Acquired Fund have executed and delivered this Acquisition Plan. This Acquisition Plan represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Acquisition Plan does not, and, subject to the approval of Stockholders referred to in Section 3 hereof, the consummation of the transactions contemplated by this Acquisition Plan will not, violate the Acquired Fund's Charter, its Bylaws or any material agreement to which the Acquired Fund is subject. Except for the approval of its Stockholders, the Acquired Fund does not need to take any other action to authorize its officers to effectuate this Acquisition Plan and the transactions contemplated herein.

    (d)The Acquired Fund has qualified as a regulated investment company under
       Part I of Subchapter M of Subtitle A, Chapter 1, of the Code, in respect of each taxable year since the commencement of its operations and intends to continue to qualify as a regulated investment company for its taxable year ending upon its liquidation.

    (e)The information pertaining to the Acquired Fund included within the N-14 Registration Statement when filed with the SEC, when Part A of the N-14 Registration Statement is distributed to Stockholders, at the time of the Stockholder meeting of the Acquired Fund for approval of the Acquisition and at the Effective Time, insofar as it relates to the Acquired Fund, shall (i) comply in all material respects with the applicable provisions of the 1933 Act and the 1940 Act, and the rules and regulations thereunder and applicable state securities laws, and
       (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading.

    (f)The Acquired Fund has duly authorized and validly issued all of its issued and outstanding shares of common stock, and all such shares are fully paid and non-assessable and were offered for sale and sold in conformity with the registration requirements of all applicable federal and state securities laws. There are no outstanding options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor are there any securities convertible into shares of the Acquired Fund.

    (g)The Acquired Fund shall operate its business in the ordinary course between the date hereof and the Effective Time. Such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions referred to in Section 4(b) hereof.

    (h)At the Effective Time, the Acquired Fund will have good and marketable title to the Assets and full right, power and authority to assign, transfer, deliver and convey the Assets.

    (i)The Financial Statements of the Acquired Fund, a copy of which has been previously delivered to Acquiring Fund, fairly present the financial position of the Acquired Fund as of the Acquired Fund's most recent fiscal year-end and the results of the Acquired Fund's operations and changes in the Acquired Fund's net assets for the periods indicated.

    (j)To the knowledge of the Acquired Fund, the Acquired Fund has no liabilities, whether or not determined or determinable, other than the Liabilities disclosed or provided for in its Financial Statements or Liabilities incurred in the ordinary course of business subsequent to the date of the most recent Financial Statement referencing Liabilities.

    (k)To the knowledge of the Acquired Fund, except as has been disclosed in writing to Acquiring Fund, no claims, actions, suits, investigations or proceedings of any type are pending or threatened against the Acquired Fund or any of its properties or assets or any person whom the Acquired Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation. Subject to the foregoing, there are no facts that the Acquired Fund has reason to believe are likely to form the basis for the institution of any such claim, action, suit, investigation or proceeding against the Acquired Fund. The Acquired Fund is not a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect, its financial condition, results of operations, or the Assets or its ability to consummate the transactions contemplated by the Acquisition Plan.

    (l)Except for agreements entered into or granted in the ordinary course of its business, in each case under which no material default exists, and this Acquisition Plan, the Acquired Fund is not a party to or subject to any material contract or other commitments that, if terminated, may result in material liability to the Acquired Fund or under which (whether or not terminated) any material payment for periods subsequent to the Closing Date will be due from the Acquired Fund.

    (m)The Acquired Fund has filed its federal income tax returns, copies of which have been previously made available to Acquiring Fund, for all taxable years for which such returns are due and has paid all taxes payable pursuant to such returns. All of the Acquired Fund's tax liabilities will have been adequately provided for on its books. No such return is currently under audit and no unpaid assessment has been asserted with respect to such returns. To the best of the Acquired Fund's knowledge, it will not have any tax deficiency or liability asserted against it or question with respect thereto raised, and it will not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid. The Acquired Fund will timely file its federal income tax return for each subsequent taxable year including its current taxable year.

    (n)For federal income tax purposes, the Acquired Fund qualifies as a "regulated investment company," and the provisions of Sections 851 through 855 of the Code apply to the Acquired Fund for the remainder of its current taxable year beginning November 1, 2007, and will continue to apply through the Closing Date.

    (o)Since the date of the Financial Statements of the Acquired Fund, there has been no material adverse change in its financial condition, results of operations, business, or Assets. For this purpose, negative investment performance shall not be considered a material adverse change.

    (p)The Acquired Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus or prospectuses and statement or statements of additional information as in effect from time to time, except as previously disclosed in writing to Acquiring Fund.

    (q)The Acquisition Shares to be issued to the Acquired Fund pursuant to paragraph 4(e)(i) will not be acquired for the purpose of making any distribution thereof other than to the Acquired Fund Stockholders as provided in paragraph 4(e)(i).

    (r)The Acquired Fund, or its agents, (i) holds a valid Form W-8Ben, Certificate of Foreign Status of Beneficial Owner for United States Withholding (or other appropriate series of Form W-8, as the case may be) or Form W-9, Request for Taxpayer Identification Number and Certification, for each Acquired Fund Stockholder of record, which Form W-8 or Form W-9 can be associated with reportable payments made by the Acquired Fund to such Stockholder, and/or (ii) has otherwise timely instituted the appropriate backup withholding procedures with respect to such Stockholder as provided by Section 3406 of the Code and the regulations thereunder.

7. Certain Representations and Warranties of Acquiring Fund

   Acquiring Fund represents and warrants to the Acquired Fund as follows:

    (a)Acquiring Fund is a corporation duly incorporated, validly existing and in good standing under the laws of the State of Maryland. Acquiring Fund is registered with the SEC as an open-end management investment company under the 1940 Act and such registrations will be in full force and effect as of the Effective Time.

    (b)Acquiring Fund shall operate its business in the ordinary course between the date hereof and the Effective Time. Such ordinary course of business will include the declaration and payment of customary dividends and distributions.

    (c)Acquiring Fund has the power and all necessary federal, state and local qualifications and authorizations to own all of its assets, to carry on its business, to enter into this Acquisition Plan and to consummate the transactions contemplated herein.

    (d)The Board of Directors of Acquiring Fund has duly authorized execution and delivery of this Acquisition Plan and the transactions contemplated herein. Duly authorized officers of Acquiring Fund have executed and delivered the Acquisition Plan. The Acquisition Plan represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Acquisition Plan does not, and the consummation of the transactions contemplated by this Acquisition Plan will not, violate the Charter of Acquiring Fund, its Bylaws or any material agreement to which Acquiring Fund is subject. Except for the approval of its Board, Acquiring Fund does not need to take any other action to authorize its officers to effectuate the Acquisition Plan and the transactions contemplated herein.

    (e)Acquiring Fund has qualified as a regulated investment company under
       Part I of Subchapter M of Subtitle A, Chapter 1, of the Code in respect of each taxable year since the commencement of its operations and qualifies and intends to continue to qualify as a regulated investment company for its current taxable year.

    (f)The N-14 Registration Statement, when filed with the SEC, when Part A of the N-14 Registration Statement is distributed to Stockholders, at the time of the Stockholder meeting of the Acquired Fund for approval of the Acquisition and at the Effective Time, insofar as it relates to Acquiring Fund, shall (i) comply in all material respects with the applicable provisions of the 1933 Act and the 1940 Act, and the rules and regulations thereunder and applicable state securities laws and
       (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein, in light of the circumstances under which they were made, not misleading.

    (g)Acquiring Fund has duly authorized and validly issued all issued and outstanding shares of common stock of Acquiring Fund, and all such shares are fully paid and non-assessable and were offered for sale and sold in conformity with the registration requirements of all applicable federal and state securities laws. Acquiring Fund has duly authorized the Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares of Acquiring Fund referred to in Section 4(e) hereof to be issued and delivered to the Acquired Fund as of the Effective Time. When issued and delivered, such Class A, Class B, Class C, Advisor Class, Class R, Class K, and Class I shares of Acquiring Fund shall be validly issued, fully paid and non-assessable, and no Stockholder of Acquiring Fund shall have any preemptive right of subscription or purchase in respect of any such share. There are no outstanding options, warrants or other rights to subscribe for or purchase any Acquisition Shares, nor are there any securities convertible into Acquisition Shares.

    (h)To the knowledge of Acquiring Fund, except as has been disclosed in writing to the Acquired Fund, no claims, actions, suits, investigations or proceedings of any type are pending or threatened against Acquiring Fund or any of its properties or assets or any person whom Acquiring Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation. Subject to the foregoing, there are no facts that Acquiring Fund currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, investigation or proceeding against Acquiring Fund. Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect its financial condition, results of operations, its assets or its ability to consummate the transactions contemplated by this Acquisition Plan.

    (i)Except for agreements entered into or granted in the ordinary course of its business, in each case under which no material default exists, Acquiring Fund is not a party to or subject to any material contract, debt instrument, employee benefit plan, lease, franchise, license or permit of any kind or nature whatsoever.

    (j)Acquiring Fund has filed its federal income tax returns, copies of which have been previously made available to the Acquired Fund, for all taxable years for which such returns are due and has paid all taxes payable pursuant to such returns. All of Acquiring Fund's tax liabilities will have been adequately provided for on its books. No such return is currently under audit and no unpaid assessment has been asserted with respect to such returns. To the best of Acquiring Fund's knowledge, it will not have any tax deficiency or liability asserted against it or question with respect thereto raised, and it will not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid. Acquiring Fund will timely file its federal income tax return for each subsequent taxable year including its current taxable year.

    (k)For federal income tax purposes, Acquiring Fund qualifies as a "regulated investment company," and the provisions of Sections 851 through 855 of the Code apply to Acquiring Fund for the remainder of its current taxable year beginning November 1, 2007, and will continue to apply through the Closing Date.

    (l)The Financial Statements of Acquiring Fund, a copy of which has been previously delivered to the Acquired Fund, fairly present the financial position of Acquiring Fund at its most recent fiscal year-end and the results of Acquiring Fund's operations and changes in Acquiring Fund's net assets for the period indicated.

    (m)Since the date of the Financial Statements of Acquiring Fund, there has been no material adverse change in its financial condition, results of operations, business or assets. Negative investment performance shall not be considered a material adverse change.

    (n)Acquiring Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus or prospectuses and statement or statements of additional information as in effect from time to time, except as previously disclosed in writing to the Acquired Fund.

    (o)Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such other state securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

8. Conditions to the Obligations of Acquiring Fund and the Acquired Fund

   The obligations of Acquiring Fund and the Acquired Fund with respect to the Acquisition shall be subject to the following conditions precedent:

    (a)The Stockholders of the Acquired Fund shall have approved the Acquisition in the manner required by the Charter of the Acquired Fund, its Bylaws and applicable law. If Stockholders of the Acquired Fund fail to approve the Acquisition as required, that failure shall release the Funds of their obligations under this Acquisition Plan.

    (b)Acquiring Fund and the Acquired Fund shall have delivered to the other party a certificate dated as of the Closing Date and executed in its name by its Secretary or an Assistant Secretary, in a form reasonably satisfactory to the receiving party, stating that the representations and warranties of Acquiring Fund or the Acquired Fund, as applicable, in this Acquisition Plan that apply to the Acquisition are true and correct in all material respects at and as of the Valuation Time.

    (c)Acquiring Fund and the Acquired Fund shall have performed and complied in all material respects with each of its representations and warranties required by this Acquisition Plan to be performed or complied with by it prior to or at the Valuation Time and the Effective Time.

    (d)There has been no material adverse change in the financial condition, results of operations, business, properties or assets of Acquiring Fund or the Acquired Fund since the date of the most recent Financial Statements. Negative investment performance shall not be considered a material adverse change.

    (e)Acquiring Fund and the Acquired Fund shall have received an opinion of Seward & Kissel LLP reasonably satisfactory to each of them, substantially to the effect that for federal income tax purposes:

       (i)the Acquisition will constitute a "reorganization" within the meaning of Section 368(a) of the Code and that Acquiring Fund and the Acquired Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

      (ii)a Stockholder of the Acquired Fund will recognize no gain or loss on the exchange of the Stockholder's shares of the Acquired Fund solely for Acquisition Shares;

     (iii)neither the Acquired Fund nor Acquiring Fund will recognize any gain or loss upon the transfer of all of the Assets to Acquiring Fund in exchange for Acquisition Shares and the assumption by Acquiring Fund of the Liabilities pursuant to this Acquisition Plan or upon the distribution of Acquisition Shares to Stockholders of the Acquired Fund in exchange for their respective shares of the Acquired Fund;

      (iv)the holding period and tax basis of the Assets acquired by Acquiring Fund will be the same as the holding period and tax basis that the Acquired Fund had in such Assets immediately prior to the Acquisition;

       (v)the aggregate tax basis of Acquisition Shares received in connection with the Acquisition by each Stockholder of the Acquired Fund (including any fractional share to which the Stockholder may be entitled) will be the same as the aggregate tax basis of the shares of the Acquired Fund surrendered in exchange therefor, and increased by any gain recognized on the exchange;

      (vi)the holding period of Acquisition Shares received in connection with the Acquisition by each Stockholder of the Acquired Fund (including any fractional share to which the Stockholder may be entitled) will include the holding period of the shares of the Acquired Fund surrendered in exchange therefor, provided that such Acquired Fund shares constitute capital assets in the hands of the Stockholder as of the Closing Date; and

     (vii)Acquiring Fund will succeed to the capital loss carryovers of the Acquired Fund, if any, under Section 381 of the Code, but the use by Acquiring Fund of any such capital loss carryovers (and of capital loss carryovers of Acquiring Fund) may be subject to limitation under
          Section 383 of the Code.

       The opinion will be based on certain factual certifications made by officers of the Funds and will also be based on customary assumptions and subject to certain qualifications. The opinion is not a guarantee that the tax consequences of the Acquisition will be as described above.

       Notwithstanding this subparagraph (e), Seward & Kissel LLP will express no view with respect to the effect of the Acquisition on any transferred asset as to which any unrealized gain or loss is required to be recognized at the end of a taxable year (or on the termination or transfer thereof) under federal income tax principles. Each Fund shall agree to make and provide additional factual representations to Seward & Kissel LLP with respect to the Funds that are reasonably necessary to enable Seward & Kissel LLP to deliver the tax opinion. Notwithstanding anything in this Acquisition Plan to the contrary, neither Fund may waive in any material respect the conditions set forth under this subparagraph (e).

    (f)The N-14 Registration Statement shall have become effective under the 1933 Act as to the Acquisition Shares, and the SEC shall not have instituted and, to the knowledge of Acquiring Fund, is not contemplating instituting any stop order suspending the effectiveness of the N-14 Registration Statement.

    (g)No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with the Acquisition.

    (h)The SEC shall not have issued any unfavorable advisory report under
       Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the Acquisition under Section 25(c) of the 1940 Act.

    (i)Neither party shall have terminated this Acquisition Plan with respect to the Acquisition pursuant to Section 13 of this Acquisition Plan.

9. Conditions to the Obligations of the Acquired Fund

   The obligations of the Acquired Fund with respect to the Acquisition shall be subject to the following conditions precedent:

    (a)The Acquired Fund shall have received an opinion of Seward & Kissel LLP, counsel to Acquiring Fund, in form and substance reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, substantially to the effect that:

       (i)Acquiring Fund is a corporation duly incorporated, validly existing and in good standing under the laws of the State of Maryland and is an open-end, management investment company registered under the 1940 Act;

      (ii)This Acquisition Plan has been duly authorized, executed and delivered by Acquiring Fund and, assuming the N-14 Registration Statement referred to in Section 2 of this Acquisition Plan does not contain any material misstatements or omissions, and assuming due authorization, execution and delivery of this Acquisition Plan by the Acquired Fund, represents a legal, valid and binding contract, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, moratorium, fraudulent conveyance and transfer and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and further subject to the application of equitable principles in any proceeding, whether at law or in equity or with respect to the enforcement of provisions of this Acquisition Plan and the effect of judicial decisions which have held that certain provisions are unenforceable when their enforcement would violate an implied covenant of good faith and fair dealing or would be commercially unreasonable or when default under this Acquisition Plan is not material;

     (iii)The Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I Acquisition Shares to be delivered as provided for by this Acquisition Plan are duly authorized and upon delivery will be validly issued, fully paid and non-assessable by Acquiring Fund;

      (iv)The execution and delivery of this Acquisition Plan did not, and the consummation of the Acquisition will not, violate the Charter of Acquiring Fund, its Bylaws or any agreement of Acquiring Fund known to such counsel, after reasonable inquiry; and

       (v)To the knowledge of such counsel, no consent, approval, authorization or order of any federal or state court or administrative or regulatory agency, other than the acceptance of record of Articles of Transfer by the SDAT, is required for Acquiring Fund to enter into this Acquisition Plan or carry out its terms, except those that have been obtained under the 1933 Act, the 1940 Act and the rules and regulations under those Acts or that may be required under state securities laws or subsequent to the Effective Time or when the failure to obtain the consent, approval, authorization or order would not have a material adverse effect on the operation of Acquiring Fund.

       In rendering such opinion, Seward & Kissel LLP may (i) rely on the opinion of Venable LLP as to matters of Maryland law to the extent set forth in such opinion, (ii) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, (iv) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Acquisition Plan and (v) rely on certificates of officers or directors of Acquiring Fund as to factual matters.

    (b)Acquiring Fund shall have received a letter from AllianceBernstein L.P. (the "Adviser") with respect to insurance matters in form and substance satisfactory to the Acquired Fund.

10.Conditions to the Obligations of Acquiring Fund

   The obligations of Acquiring Fund with respect to the Acquisition shall be subject to the following conditions precedent:

    (a)Acquiring Fund shall have received an opinion of Seward & Kissel LLP, counsel to the Acquired Fund, in form and substance reasonably satisfactory to Acquiring Fund and dated as of the Closing Date, substantially to the effect that:

       (i)The Acquired Fund is a corporation duly incorporated, validly existing and in good standing under the laws of the State of Maryland and is an open-end management investment company registered under the 1940 Act;

      (ii)This Acquisition Plan has been duly authorized, executed and delivered by the Acquired Fund and, assuming the N-14 Registration Statement referred to in Section 2 of this Acquisition Plan does not contain any material misstatements or omissions, and assuming due authorization, execution and delivery of this Acquisition Plan by Acquiring Fund, represents a legal, valid and binding contract, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, moratorium, fraudulent conveyance and transfer and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and further subject to the application of equitable principles in any proceeding, whether at law or in equity or with respect to the enforcement of provisions of this Acquisition Plan and the effect of judicial decisions which have held that certain provisions are unenforceable when their enforcement would violate an implied covenant of good faith and fair dealing or would be commercially unreasonable or when default under this Acquisition Plan is not material;

     (iii)The execution and delivery of this Acquisition Plan did not, and the consummation of the Acquisition will not, violate the Charter of the Acquired Fund, its Bylaws or any agreement of the Acquired Fund known to such counsel, after reasonable inquiry, and no approval of the Acquisition Plan by the Stockholders of Acquiring Fund is required under its Charter, Bylaws or applicable law; and

      (iv)To the knowledge of such counsel, no consent, approval, authorization or order of any federal or state court or administrative or regulatory agency, other than the acceptance of record of Articles of Transfer by the SDAT, is required for the Acquired Fund to enter into this Acquisition Plan or carry out its terms, except those that have been obtained under the 1933 Act, the 1940 Act and the rules and regulations under those Acts or that may be required under state securities laws or subsequent to the Effective Time or when the failure to obtain the consent, approval, authorization or order would not have a material adverse effect on the operation of the Acquired Fund.

       In rendering such opinion, Seward & Kissel LLP may (i) rely on the opinion of Venable LLP as to matters of Maryland law, (ii) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof,
       (iii) limit such opinion to applicable federal and state law,
       (iv) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Acquisition Plan and (v) rely on certificates of officers or directors of the Acquired Fund as to factual matters.

    (b)Acquiring Fund shall have received a letter from the Adviser agreeing to indemnify Acquiring Fund in respect of certain liabilities of the Acquired Fund in form and substance satisfactory to Acquiring Fund.

11.Closing

    (a)The Closing shall be held at the offices of the Funds, 1345 Avenue of the Americas, New York, New York 10105, or at such other time or place as the parties may agree.

    (b)In the event that at the Valuation Time (i) the NYSE shall be closed to trading or trading thereon shall be restricted, or (ii) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days of the Valuation Time, this Acquisition Plan may be terminated by either the Acquired Fund or Acquiring Fund upon the giving of written notice to the other party.

    (c)Acquiring Fund will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that Acquisition Shares issuable pursuant to the Acquisition have been credited to the Acquired Fund's account on the books of Acquiring Fund. After the Closing Date, Acquiring Fund will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that such Shares have been credited pro rata to open accounts in the names of the Acquired Fund Stockholders.

    (d)At the Closing, each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by the Acquisition Plan.

12.Survival of Representations and Warranties

   No representations, warranties or covenants in or pursuant to this Acquisition Plan (including certificates of officers) hereto shall survive the completion of the transactions contemplated herein.

13.Termination of Acquisition Plan

   A majority of either Fund's Board of Directors may terminate this Acquisition Plan with respect to that Fund at any time before the applicable Effective Time if: (a) the Fund's conditions precedent set forth in Sections 8, 9 or 10 as appropriate, are not satisfied; or (b) the Board of Directors determines that the consummation of the Acquisition is not in the best interests of the Fund or its Stockholders and gives notice of such termination to the other party.

14.Governing Law

   This Acquisition Plan and the transactions contemplated hereby shall be governed, construed and enforced in accordance with the laws of the State of New York, except to the extent preempted by federal law, without regard to conflicts of law principles.

15.Brokerage Fees

   Each party represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for in this Acquisition Plan.

16.Amendments

   The parties may, by agreement in writing authorized by their respective Board of Directors, amend this Acquisition Plan at any time before or after the Stockholders of the Acquired Fund approve the Acquisition. However, after Stockholders of the Acquired Fund approve the Acquisition, the parties may not amend this Acquisition Plan in a manner that materially alters the obligations of the other party. This Section shall not preclude the parties from changing the Closing Date or the Effective Time by mutual agreement.

17.Waivers

   At any time prior to the Closing Date, either party may by written instrument signed by it (a) waive the effect of any inaccuracies in the representations and warranties made to it contained herein and (b) waive compliance with any of the agreements, covenants or conditions made for its benefit contained herein. Any waiver shall apply only to the particular inaccuracy or requirement for compliance waived, and not any other or future inaccuracy or lack of compliance.

18.Indemnification of Directors

   Acquiring Fund agrees that all rights to indemnification and all limitations of liability existing in favor of the Acquired Fund's current and former Directors and officers, acting in their capacities as such, under the Acquired Fund's Charter and Bylaws as in effect as of the date of this Acquisition Plan shall survive the Acquisition as obligations of Acquiring Fund and shall continue in full force and effect, without any amendment thereto, and shall constitute rights which may be asserted against Acquiring Fund, its successors or assigns.

19.Cooperation and Further Assurances

   Each party will cooperate with the other in fulfilling its obligations under this Acquisition Plan and will provide such information and documentation as is reasonably requested by the other in carrying out this Acquisition Plan's terms. Each party will provide such further assurances concerning the performance of its obligations hereunder and execute all documents for or in connection with the consummation of the Acquisition as, with respect to such assurances or documents, the other shall deem necessary or appropriate.

20.Updating of N-14 Registration Statement

   If at any time prior to the Effective Time, a party becomes aware of any untrue statement of a material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in the N-14 Registration Statement, the party discovering the item shall notify the other party and the parties shall cooperate in promptly preparing, filing and clearing with the SEC and, if appropriate, distributing to Stockholders appropriate disclosure with respect to the item.

21.Limitation on Liabilities

   The obligations of the Acquired Fund and Acquiring Fund shall not bind any of the directors, Stockholders, nominees, officers, agents, employees or agents of the Acquired Fund or Acquiring Fund personally, but shall bind only the Acquired Fund or Acquiring Fund, as appropriate. The execution and delivery of this Acquisition Plan by an officer of either party shall not be deemed to have been made by the officer individually or to impose any liability on the officer personally, but shall bind only the Acquired Fund or Acquiring Fund, as appropriate.

22.Termination of the Acquired Fund

   If the parties complete the Acquisition, the Acquired Fund shall terminate its registration under the 1940 Act and the 1933 Act and will terminate.

23.Notices

   Any notice, report, statement, certificate or demand required or permitted by any provision of this Acquisition Plan shall be in writing and shall be given in person or by telecopy, certified mail or overnight express courier to:

   For the Acquired Fund:

             [            ]

             1345 Avenue of the Americas
             New York, New York 10105

             Attention: Secretary

   For Acquiring Fund:

             [            ]

             1345 Avenue of the Americas
             New York, New York 10105

             Attention: Secretary

24.Expenses

   The Acquisition expenses shall be paid by each of the Acquired Fund and the Acquiring Fund on a relative net asset basis.

25.General

   This Acquisition Plan supersedes all prior agreements between the parties with respect to the subject matter hereof and may be amended only in writing signed by both parties. The headings contained in this Acquisition Plan are for reference only and shall not affect in any way the meaning or interpretation of this Acquisition Plan. Whenever the context so requires, the use in this Acquisition Plan of the singular will be deemed to include the plural and vice versa. Nothing in this Acquisition Plan, expressed or implied, confers upon any other person any rights or remedies under or by reason of this Acquisition Plan. Neither party may assign or transfer any right or obligation under this Acquisition Plan without the written consent of the other party.

   In Witness Whereof, the parties hereto have executed this Acquisition Plan as of the day and year first above written.

[          ]

Attest:


-------------------------------------      By: -------------------------------------

Name:
       --------------------------------        Name:  --------------------------------

Title:
       --------------------------------        Title: --------------------------------

[              ]

Attest:


-------------------------------------      By: -------------------------------------

Name:
       --------------------------------        Name:  --------------------------------

Title:
       --------------------------------        Title: --------------------------------

                                  APPENDIX H

                                CAPITALIZATION

   The following table shows on an unaudited basis the capitalization of each of Corporate Bond, High Yield and Emerging Market Debt as of April 30, 2007 and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of Corporate Bond by Emerging Market Debt, of High Yield by Emerging Market Debt, and of both Corporate Bond and High Yield by Emerging Market Debt, in each case, at net asset value as of April 30, 2007.

                                                                       Pro Forma
                                                                      Combined of                 Pro Forma
                                                                       Corporate                 Combined of
                                                                       Bond into       Pro       High Yield       Pro
                                                          Pro Forma    Emerging       Forma     into Emerging    Forma
                    Corporate      High      Emerging      Adjust-      Market       Adjust-       Market       Adjust-
                      Bond         Yield    Market Debt     ments      Debt/(1)/      ments       Debt/(1)/      ments
                   ------------ ----------- ------------ -----------  ------------ -----------  ------------- -----------
Class A
Net Asset Value    $423,597,113 $91,744,504 $262,614,112 $  (294,918) $685,916,307 $  (148,405) $354,210,211  $  (330,105)
Shares outstanding   34,461,354  15,149,565   29,310,397  12,807,624    76,579,375  (4,920,227)   39,539,735    7,887,397
Net asset value
 per share         $      12.29 $      6.06 $       8.96 $         0  $       8.96 $         0  $       8.96  $         0

Class B
Net Asset Value    $ 82,031,426 $70,343,843 $ 40,310,504 $   (52,566) $122,289,364 $   (44,358) $110,609,989  $   (79,544)
Shares outstanding    6,682,160  11,621,088    4,460,115   2,397,586    13,539,861  (3,835,088)   12,246,115   (1,437,502)
Net asset value
 per share         $      12.28 $      6.05 $       9.04 $         0  $       9.03 $         0  $       9.03  $         0

Class C
Net Asset Value    $ 88,081,835 $33,885,879 $ 90,814,073 $   (76,934) $178,818,974 $   (52,149) $124,647,803  $   (89,930)
Shares outstanding    7,169,181   5,594,679   10,025,814   2,558,725    19,753,720  (1,854,590)   13,765,903      704,135
Net asset value
 per share         $      12.29 $      6.06 $       9.06 $         0  $       9.05 $         0  $       9.05  $         0

Advisor Class
Net Asset Value    $  7,522,627 $ 4,799,131 $     10,000 $    (3,230) $  7,529,397 $    (1,845) $  4,807,286  $    (5,072)
Shares outstanding      612,274     790,458        1,116     226,870       840,260    (254,958)      536,616      (28,088)
Net asset value
 per share         $      12.29 $      6.07 $       8.96 $         0  $       8.96 $         0  $       8.96  $         0

Class R
Net Asset Value    $    294,463 $     9,866 $     10,000 $      (131) $    304,332 $        (8) $     19,858  $      (134)
Shares outstanding       23,953       1,630        1,116       8,902        33,971        (529)        2,217        8,372
Net asset value
 per share         $      12.29 $      6.05 $       8.96 $         0  $       8.96 $         0  $       8.96  $         0

Class K
Net Asset Value    $     62,530 $    46,269 $     10,000 $       (31) $     72,499 $       (22) $     56,247  $       (49)
Shares outstanding        5,087       7,637        1,116       1,890         8,093      (2,472)        6,281         (582)
Net asset value
 per share         $      12.29 $      6.06 $       8.96 $         0  $       8.96 $         0  $       8.96  $         0

Class I
Net Asset Value    $    364,801 $     9,761 $     10,000 $      (161) $    374,640 $        (8) $     19,753  $      (165)
Shares outstanding       29,670       1,613        1,116      11,027        41,813        (524)        2,205       10,503
Net asset value
 per share         $      12.30 $      6.05 $       8.96 $         0  $       8.96 $         0  $       8.96  $         0



                     Total Pro
                       Forma
                    Combined of
                   All Funds/(1)/
                   -------------
Class A
Net Asset Value    $777,625,624
Shares outstanding   86,808,713
Net asset value
 per share         $       8.96

Class B
Net Asset Value    $192,606,229
Shares outstanding   21,325,861
Net asset value
 per share         $       9.03

Class C
Net Asset Value    $212,691,857
Shares outstanding   23,493,809
Net asset value
 per share         $       9.05

Advisor Class
Net Asset Value    $ 12,326,686
Shares outstanding    1,375,760
Net asset value
 per share         $       8.96

Class R
Net Asset Value    $    314,195
Shares outstanding       35,071
Net asset value
 per share         $       8.96

Class K
Net Asset Value    $    118,750
Shares outstanding       13,258
Net asset value
 per share         $       8.96

Class I
Net Asset Value    $    384,397
Shares outstanding       42,902
Net asset value
 per share         $       8.96

--------
(1)Assumes the Acquisition was consummated on April 30, 2007 and is for information purposes only. No assurance can be given as to how many shares of Emerging Market Debt will be received by the shareholders of Corporate Bond and High Yield on the date the Acquisition takes place, and the foregoing should not be relied upon to reflect the number of shares of Emerging Market Debt that actually will be received on or after such date.

                                  APPENDIX I

                               LEGAL PROCEEDINGS

   On October 2, 2003, a purported class action complaint entitled Hindo, et al. v. AllianceBernstein Growth & Income Fund, et al. ("Hindo Complaint") was filed against the Adviser, AllianceBernstein Holding L.P. ("Holding"), AllianceBernstein Corporation, AXA Financial, Inc., the AllianceBernstein Funds, certain officers of the Adviser ("AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the AllianceBernstein defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of AllianceBernstein Mutual Fund securities, violating Sections 11 and 15 of the Securities Act of 1933, as amended, Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

   Following October 2, 2003, additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various federal and state courts against the Adviser and certain other defendants. All state court actions against the Adviser either were voluntarily dismissed or removed to federal court. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred all federal actions to the United States District Court for the District of Maryland (the "Mutual Fund MDL"). On September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of the Adviser. All four complaints include substantially identical factual allegations, which appear to be based in large part on the Order of the SEC dated December 18, 2003 as amended and restated January 15, 2004 ("SEC Order") and the New York State Attorney General Assurance of Discontinuance dated September 1, 2004 ("NYAG Order").

   On April 21, 2006, the Adviser and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding ("MOU") containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount ($30 million), which we previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

   On April 11, 2005, a complaint entitled The Attorney General of the State of West Virginia v. AIM Advisors, Inc., et al. ("WVAG Complaint") was filed against the Adviser, Holding, and various unaffiliated defendants. The WVAG Complaint was filed in the Circuit Court of Marshall County, West Virginia by the Attorney General of the State of West Virginia. The WVAG Complaint makes factual allegations generally similar to those in the Hindo Complaint. On October 19, 2005, the WVAG Complaint was transferred to the Mutual Fund MDL. On August 30, 2005, the WV Securities Commissioner signed a Summary Order to Cease and Desist, and Notice of Right to Hearing addressed to the Adviser and Holding. The Summary Order claims that the Adviser and Holding violated the West Virginia Uniform Securities Act, and makes factual allegations generally similar to those in the SEC Order and the NYAG Order. On January 25, 2006, the Adviser and Holding moved to vacate the Summary Order. In early September 2006, the court denied this motion, and the Supreme Court of Appeals in West Virginia denied the defendants' petition for appeal. On September 22, 2006, the Adviser and Holding filed an answer and moved to dismiss the Summary Order with the WV Securities Commissioner.

   It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the AllianceBernstein Mutual Funds' shares or other adverse consequences to the AllianceBernstein Mutual Funds. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the AllianceBernstein Mutual Funds.

                                  APPENDIX J

                          SHARE OWNERSHIP INFORMATION

Shares Outstanding

   As of August 3, 2007 each Fund had the following number of shares of common stock outstanding.

                                            Number of Outstanding
                                                  Shares of
               Fund                  Class      Common Stock
               ----                 ------- ---------------------
               Corporate Bond          A       36,134,277.4570
                                       B        5,673,571.2210
                                       C        7,263,030.7050
                                    Advisor       737,357.8160
                                       R           34,117.5840
                                       K           31,155.3380
                                       I           22,367.9260

               High Yield              A       15,411,373.6560
                                       B        9,343,377.0010
                                       C        5,049,784.8080
                                    Advisor       801,063.6030
                                       R            1,630.1380
                                       K            7,972.4730
                                       I            1,612.9030

               Emerging Market Debt    A       31,059,104.9250
                                       B        4,174,808.6590
                                       C        9,846,568.9490
                                    Advisor          N/A
                                       R             N/A
                                       K             N/A
                                       I             N/A

Ownership of Shares

   As of August 3, 2007, the Directors and officers of each Fund as a group beneficially owned less than 1% of the outstanding shares of common stock of that Fund. To the knowledge of each Fund, the following table shows the persons owning as of August 3, 2007, either of record or beneficially, 5% or more of the outstanding shares of the Fund and the percentage of combined Fund's shares to be owned by these persons if the Acquisitions had been consummated as of that date.

                                                                                 Percentage of
                                             Number of        Percentage of    Outstanding Shares
                  Name and Address of    Outstanding Shares Outstanding Shares  of Combined Fund
Fund and Class        Shareholder          of Class Owned     of Class Owned      Class Owned
-------------- ------------------------- ------------------ ------------------ ------------------
Corporate Bond

Class A        MLPF&S FOR THE              2,202,758.480           6.09%              3.32%
               SOLE BENEFIT OF ITS
               CUSTOMERS
               ATTN FUND ADMIN
               4800 DEAR LAKE DR
               2/ND/ FL
               JACKSONVILLE FL
               32246-6484

               PERSHING LLC                3,343,916.788           9.25%              5.04%
               PO BOX 2052
               JERSEY CITY NJ 07303-2052

Class B        FIRST CLEARING LLC            521,070.026           9.19%              3.93%
               SPECIAL CUSTODY
               ACCT FOR THE
               EXCLUSIVE BENEFIT
               OF CUSTOMER
               10750 WHEAT FIRST DR
               GLEN ALLEN VA
               23060-9245

               MLPF&S FOR THE                531,184.076           9.37%              4.01%
               SOLE BENEFIT OF ITS
               CUSTOMERS
               ATTN FUND ADMIN
               4800 DEER LAKE DR
               2/ND/ FL
               JACKSONVILLE FL
               32246-6484

               CITIGROUP GLOBAL              284,912.231           5.02%              2.15%
               MARKETS HOUSE
               ACCOUNT
               ATTN CINDY TEMPESTA
               333 W 34/TH/ ST FL 3
               NEW YORK NY 10001-2402

               PERSHING LLC                  770,542.746          13.59%              5.81%
               PO BOX 2052
               JERSEY CITY NJ 07303-2052

Class C        FIRST CLEARING LLC            440,059.271           6.04%              2.59%
               SPECIAL CUSTODY
               ACCT FOR THE
               EXCLUSIVE BENEFIT
               OF CUSTOMER
               10750 WHEAT FIRST DR
               GLEN ALLEN VA
               23060-9245

                                                                                 Percentage of
                                             Number of        Percentage of    Outstanding Shares
                  Name and Address of    Outstanding Shares Outstanding Shares  of Combined Fund
Fund and Class        Shareholder          of Class Owned     of Class Owned      Class Owned
-------------- ------------------------- ------------------ ------------------ ------------------
               MLPF&S FOR THE              1,619,676.907          22.23%              9.55%
               SOLE BENEFIT OF ITS
               CUSTOMERS
               ATTN FUND ADMIN
               4800 DEER LAKE DR
               2/ND/ FL
               JACKSONVILLE FL
               32246-6484

               CITIGROUP GLOBAL              523,226.732           7.18%              3.08%
               MARKETS HOUSE
               ACCOUNT
               ATTN CINDY TEMPESTA
               333 W 34/TH/ ST FL 3
               NEW YORK NY 10001-2402

               PERSHING LLC                  531,057.238           7.29%              3.13%
               PO BOX 2052
               JERSEY CITY NJ 07303-2052

Advisor Class  PERSHING LLC                  117,468.531          15.95%             15.92%
               PO BOX 2052
               JERSEY CITY NJ 07303-2052

               TRUST FOR THE PROFIT          427,170.553          58.00%             57.40%
               SHARING PLAN FOR
               EMPLOYEES OF
               ALLIANCE CAPITAL
               MGMT LP
               ATTN DIANA MAROTTA
               FL 31
               1345 AVE OF AMERICAS
               NEW YORK NY 10105

Class R        CITISTREET RETIREMENT           4,522.364          13.15%             12.95%
               SERVICES CITIGROUP
               INSTITUTIONAL TRUST
               400 ATRIUM DRIVE
               SOMERSET NJ 08873-4162

               SCUDDER TRUST                   3,951.694          11.49%             11.31%
               COMPANY TTEE CUST
               FBO NEMETSCHEK
               NA INC
               401K PLAN
               11 NORTHEASTER BLVD
               SALEM NH 03079-1953

                                                                             Percentage of
                                         Number of        Percentage of    Outstanding Shares
                Name and Address of  Outstanding Shares Outstanding Shares  of Combined Fund
Fund and Class      Shareholder        of Class Owned     of Class Owned      Class Owned
-------------- --------------------- ------------------ ------------------ ------------------
               MG TRUST TRUSTEE          1,740.889             5.06%              4.98%
               CAMMEBY'S
               INTERNATIONAL LTD
               700 17/TH/ ST STE 300
               DENVER CO 80202-3531

               MG TRUST CO CUST FBO      4,276.717            12.43%             12.25%
               SURGICAL ANESTHESIA
               ASSOCIATES
               700 17/TH/ ST STE 300
               DENVER CO 80202-3531

               MG TRUST CO CUST FBO      4,160.945            12.10%             11.01%
               VECTOR GRAPHIC
               SUPPLY INC
               700 17/TH/ ST STE 300
               DENVER CO 80202-3531

               MG TRUST CO CUST FBO      2,033.409             5.91%              5.82%
               LAPEER TOWNSHIP
               700 17/TH/ ST STE 300
               DENVER CO 80202-3531

               COUNSEL TRUST DBA         2,697.288             7.84%              7.72%
               MID ATLANTIC TRUST CO
               FBO TK ENGINEERING
               ASSOC 401K PLAN
               1251 WATERFRONT
               PLACE STE 525
               PITTSBURGH PA
               15222-4228

               JAN VEOMETT FBO           2,850.566             8.29%              8.16%
               INGLESIDE MACHINE CO
               INC 401K PSP & TRUST
               1120 HOOK RD
               FARMINGTON NY
               14425-8956

   Class K     MG TRUST CO               4,236.852            13.54%             12.10%
               AGENT TTEE FRONTIER
               TRUST CO
               ALEXANDER NICHOLSON
               INC PS
               PO BOX 10699
               FARGO ND 58106-0699

                                                                               Percentage of
                                           Number of        Percentage of    Outstanding Shares
                 Name and Address of   Outstanding Shares Outstanding Shares  of Combined Fund
Fund and Class       Shareholder         of Class Owned     of Class Owned      Class Owned
-------------- ----------------------- ------------------ ------------------ ------------------
               UNION BANK OF CA             15,297.980          48.91%             43.71%
               TRUST NOMINEE
               VALENSI ROSE &
               MAGARAM PLC
               CASH OR
               DEFERRED PSP
               PO BOX 85484
               SAN DIEGO CA 92186-5484

               UNION BANK OF CA              7,546.520          24.13%             21.56%
               TRUST NOMINEE
               CHASTANG ENTERPRISES
               INC
               401K PLAN
               PO BOX 85484
               SAN DIEGO CA 92186-5484

               UNION BANK OF CA              2,483.579           7.94%              7.09%
               TRUST NOMINEE SMALL
               WOODS INC
               PROFIT SHARING PL
               PO BOX 85484
               SAN DIEGO CA 92186-5484

  Class I      UNION BANK OF CA             22,351.183          99.93%             96.58%
               TRUST NOMINEE
               MUSKEGON SURGICAL
               ASSOCIATES PC
               401K RETIREMENT PLAN
               PO BOX 85484
               SAN DIEGO CA 92186-5484
  High Yield

  Class A      MLPF&S FOR THE SOLE       2,157,641.626          14.03%              1.56%
               BENEFIT OF ITS
               CUSTOMERS
               ATTN FUND ADMIN
               4800 DEER LAKE DR
               2/ND/ FL
               JACKSONVILLE FL
               32246-6484

               FIRST CLEARING LLC        1,534,632.598           9.98%              1.11%
               SPECIAL CUSTODY ACCT
               FOR THE EXCLUSIVE
               BENEFIT OF CUSTOMER
               10750 WHEAT FIRST DR
               GLEN ALLEN VA
               23060-9245

                                                                                 Percentage of
                                             Number of        Percentage of    Outstanding Shares
                  Name and Address of    Outstanding Shares Outstanding Shares  of Combined Fund
Fund and Class        Shareholder          of Class Owned     of Class Owned      Class Owned
-------------- ------------------------- ------------------ ------------------ ------------------
               CITIGROUP GLOBAL              877,164.259           5.70%               .63%
               MARKETS HOUSE
               ACCOUNT
               ATTN CINDY TEMPESTA
               333 W 34/TH/ ST FL 3
               NEW YORK NY 10001-2402

               PERSHING LLC                1,201,746.245           7.82%               .87%
               PO BOX 2052
               JERSEY CITY NJ 07303-2052

   Class B     FIRST CLEARING LLC          1,021,728.463          10.95%              3.71%
               SPECIAL CUSTODY ACCT
               FOR THE EXCLUSIVE
               BENEFIT OF CUSTOMER
               10750 WHEAT FIRST DR
               GLEN ALLEN VA
               23060-9245

               MLPF&S FOR THE SOLE           733,523.573           7.86%              2.64%
               BENEFIT OF ITS
               CUSTOMERS
               ATTN FUND ADMIN
               4800 DEER LAKE DR
               2/ND/ FL
               JACKSONVILLE FL
               32246-6484

               CITIGROUP GLOBAL              738,683.727           7.92%              2.68%
               MARKETS HOUSE ACCT
               ATTN CINDY TEMPESTA
               333 W 34/TH/ ST FL 3
               NEW YORK NY 10001-2402

               PERSHING LLC                1,134,963.491          12.17%              4.12%
               PO BOX 2052
               JERSEY CITY NJ 07303-2052

   Class C     FIRST CLEARING LLC            586,050.198          11.71%              1.66%
               SPECIAL CUSTODY ACCT
               FOR THE EXCLUSIVE
               BENEFIT OF CUSTOMER
               10750 WHEAT FIRST
               GLEN ALLEN VA
               23060-9245

                                                                                 Percentage of
                                             Number of        Percentage of    Outstanding Shares
                  Name and Address of    Outstanding Shares Outstanding Shares  of Combined Fund
Fund and Class        Shareholder          of Class Owned     of Class Owned      Class Owned
-------------- ------------------------- ------------------ ------------------ ------------------
               MLPF&S FOR THE SOLE          676,256.642           13.52%              1.91%
               BENEFIT OF ITS
               CUSTOMERS
               ATTN FUND ADMIN
               4800 DEER LAKE DR
               2/ND/ FL
               JACKSONVILLE FL
               32246-6484

               CITIGROUP GLOBAL             367,928.950            7.35%              1.04%
               MARKETS HOUSE
               ACCOUNT
               ATTN CINDY TEMPESTA
               333 W 34/TH/ ST FL 3
               NEW YORK NY 10001-2402

               PERSHING LLC                 326,588.815            6.53%               .92%
               PO BOX 2052
               JERSEY CITY NJ 07303-2052

               MORGAN STANLEY & CO          269,365.788            5.38%               .84%
               HARBORSIDE FINANCIAL
               CENTER
               PLAZA II 3/RD/ FL
               JERSEY CITY NJ 07311

Advisor Class  PIMS/PRUDENTIAL              218,517.757           28.27%             14.24%
               RETIREMENT AS
               NOMINEE FOR THE TTEE/
               CUSTODIAN ALLIANCE
               CAPITAL MANAGEMENT
               300 INTERNATIONAL
               PKWY STE 270
               HEATHROW FL 32746-5028

               TRUST FOR THE PROFIT         484,146.870           60.06%             31.56%
               SHARING PLAN FOR
               EMPLOYEES OF
               ALLIANCE CAPITAL
               MGMT LP
               ATTN DIANA MAROTTA
               FL 31
               1345 AVE OF AMERICAS
               NEW YORK NY 10105

Class R        ALLIANCE CAPITAL               1,612.903           98.94%              2.21%
               MANAGEMENT LP ATTN
               RAYMOND CARDOSI
               SEED ACCOUNT
               1 N LEXINGTON AVE
               WHITE PLAINS NY
               10601-1712

                                                                                  Percentage of
                                              Number of        Percentage of    Outstanding Shares
                   Name and Address of    Outstanding Shares Outstanding shares  of Combined Fund
Fund and Class         Shareholder          of Class Owned     of Class Owned      Class Owned
--------------  ------------------------- ------------------ ------------------ ------------------
Class K         ALLIANCE CAPITAL                1,612.903           20.23%             2.21%
                MANAGEMENT LP
                ATTN RAYMOND
                CARDOSI
                SEED ACCOUNT
                1 N LEXINGTON AVE
                WHITE PLAINS NY
                10601-1712

                UNION BANK OF CA TR             6,102.480           76.54%             8.38%
                NOMINEE FBO PALM
                BEACH HEART ASSOC
                PA PSP
                PO BOX 85484
                SAN DIEGO CA 92186-5484

Class I         ALLIANCE CAPITAL                1,612.903          100.00%             3.34%
                MANAGEMENT LP
                ATTN RAYMOND
                CARDOSI
                SEED ACCOUNT
                1 N LEXINGTON AVE
                WHITE PLAINS NY
                10601-1712
Emerging Market
Debt

Class A         MLPF&S FOR THE SOLE         2,148,236.725            6.90%             2.36%
                BENEFIT OF ITS
                CUSTOMERS
                ATTN FUND ADMIN
                4800 DEER LAKE DR
                2/ND/ FL
                JACKSONVILLE FL
                32246-6484

                CITIGROUP GLOBAL            1,765,784.715            5.67%             1.94%
                MARKETS HOUSE
                ACCOUNT
                ATTN CINDY TEMPESTA
                333 W 34/TH/ ST FL 3
                NEW YORK NY 10001-2402

                PERSHING LLC                3,791,599.824           12.18%             4.18%
                PO BOX 2052
                JERSEY CITY NJ 07303-2052

                                                                                 Percentage of
                                             Number of        Percentage of    Outstanding Shares
                  Name and Address of    Outstanding Shares Outstanding Shares  of Combined Fund
Fund and Class        Shareholder          of Class Owned     of Class Owned      Class Owned
-------------- ------------------------- ------------------ ------------------ ------------------
               CHARLES SCHWAB & CO         2,045,613.105           6.57%              2.25%
               FOR THE EXCLUSIVE
               BENEFIT OF CUSTOMERS
               MUTUAL FUND
               OPERATIONS
               101 MONTGOMERY ST
               SAN FRANCISCO CA 94104

               NATIONWIDE TRUST            1,886,000.380           6.06%              2.08%
               COMPANY FSB
               C/O IPO PORTFOLIO ACCT
               PO BOX 182029
               COLUMBUS OH 43218-
               2029

               PIMS ATTN PRUCHOICE         1,980,804.231           6.36%              2.18%
               UNIT MAIL STOP
               NJ-11-05-20
               GATEWAY CENTER 3
               11/TH/ FL
               100 MULBERRY ST
               NEWARK NJ 07102-4056

   Class B     FIRST CLEARING LLC            423,472.817          10.16%              2.35%
               SPECIAL CUSTODY ACCT
               FOR THE EXCLUSIVE
               BENEFIT OF CUSTOMER
               10750 WHEAT FIRST DR
               GLEN ALLEN VA
               23060-9245

               MLPF&S FOR THE SOLE           307,482.061           7.38%              1.70%
               BENEFIT OF ITS
               CUSTOMERS
               ATTN FUND ADMIN
               4800 DEER LAKE DR E
               2/ND/ FL
               JACKSONVILLE FL
               32246-6484

               CITIGROUP GLOBAL              366,491.695           8.80%              2.03%
               MARKETS HOUSE
               ACCOUNT
               ATTN CINDY TEMPESTA
               333 W 34/TH/ ST FL 3
               NEW YORK NY 10001-2402

               PERSHING LLC                  436,858.142          10.48%              2.42%
               PO BOX 2052
               JERSEY CITY NJ 07303-2052

                                                                                 Percentage of
                                             Number of        Percentage of    Outstanding Shares
                  Name and Address of    Outstanding Shares Outstanding Shares  of Combined Fund
Fund and Class        Shareholder          of Class Owned     of Class Owned      Class Owned
-------------- ------------------------- ------------------ ------------------ ------------------
               MORGAN STANLEY & CO           232,720.191           5.58%              1.29%
               HARBORSIDE FINANCIAL
               CENTER
               PLAZA II 3/RD/ FL
               JERSEY CITY NJ 07311

   Class C     FIRST CLEARING LLC            701,445.337           7.13%              3.04%
               SPECIAL CUSTODY ACCT
               FOR THE EXCLUSIVE
               BENEFIT OF CUSTOMER
               10750 WHEAT FIRST DR
               GLEN ALLEN VA
               23060-9245

               MLPF&S FOR THE SOLE         2,567,880.843          26.11%             11.16%
               BENEFIT OF ITS
               CUSTOMERS
               ATTN FUND ADMIN
               4800 DEER LAKE DR E
               2/ND/ FL
               JACKSONVILLE FL
               32246-6484

               CITIGROUP GLOBAL              912,455.948           9.28%              3.96%
               MARKETS HOUSE
               ACCOUNT
               ATTN CINDY TEMPESTA
               333 W 34/TH/ ST FL 3
               NEW YORK NY 10001-2402

               PERSHING LLC                  755,774.335           7.69%              3.28%
               PO BOX 2052
               JERSEY CITY NJ 07303-2052

               MORGAN STANLEY & CO         1,162,259.862          11.82%              5.05%
               HARBORSIDE FINANCIAL
               CENTER
               PLAZA II 3/RD/ FL
               JERSEY CITY NJ 07311

                               Advisor Class N/A
                               Class R       N/A
                               Class K       N/A
                               Class I       N/A

                                  APPENDIX K

                             FINANCIAL HIGHLIGHTS

   The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single share of each Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except as otherwise indicated, this information has been audited by Ernst & Young LLP, the independent registered public accounting firm for the Funds, whose report, along with each Fund's financial statements, are included in each Fund's annual report and available upon request.

                       AllianceBernstein Corporate Bond

                                           Income from Investment Operations    Less: Dividends and Distributions
                                         -------------------------------------  --------------------------------
                                                                   Net Increase
                               Net Asset             Net Realized   (Decrease)  Dividends     Distributions in
                                Value,      Net     and Unrealized in Net Asset  from Net      Excess of Net
                               Beginning Investment Gain (Loss) on  Value from  Investment       Investment
Fiscal Year or Period          of Period Income(a)   Investments    Operations    Income           Income
---------------------          --------- ---------- -------------- ------------ ----------    ----------------
Class A
10/1/06 to 3/31/07 (unaudited)  $11.84      $.31         $.42          $.73       $(.33)           $0.00
Year Ended 9/30/06............   12.01       .59         (.15)          .44        (.61)            0.00
Year Ended 9/30/05............   12.18       .66         (.19)          .47        (.64)            0.00
Year Ended 9/30/04(e).........   11.97       .75(f)       .18           .93        (.72)            0.00
7/1/03 to 9/30/03(h)..........   12.03       .18         (.06)          .12        (.18)            0.00
Year Ended 6/30/03............   10.70       .77         1.35          2.12        (.76)            0.00
Year Ended 6/30/02(i).........   12.29       .94        (1.55)         (.61)       (.94)            0.00

Class B
10/1/06 to 3/31/07 (unaudited)  $11.82      $.27         $.42          $.69       $(.28)           $0.00
Year Ended 9/30/06............   12.00       .51         (.16)          .35        (.53)            0.00
Year Ended 9/30/05............   12.17       .57         (.19)          .38        (.55)            0.00
Year Ended 9/30/04(e).........   11.96       .66(f)       .19           .85        (.64)            0.00
7/1/03 to 9/30/03(h)..........   12.02       .16         (.06)          .10        (.16)            0.00
Year Ended 6/30/03............   10.70       .69         1.35          2.04        (.70)            0.00
Year Ended 6/30/02(i).........   12.30       .85        (1.55)         (.70)       (.85)            (.01)

Class C
10/1/06 to 3/31/07 (unaudited)  $11.83      $.27         $.41          $.68       $(.28)           $0.00
Year Ended 9/30/06............   12.01       .51         (.16)          .35        (.53)            0.00
Year Ended 9/30/05............   12.18       .57         (.19)          .38        (.55)            0.00
Year Ended 9/30/04(e).........   11.96       .67(f)       .19           .86        (.64)            0.00
7/1/03 to 9/30/03(h)..........   12.02       .16         (.06)          .10        (.16)            0.00
Year Ended 6/30/03............   10.70       .69         1.35          2.04        (.70)            0.00
Year Ended 6/30/02(i).........   12.30       .85        (1.55)         (.70)       (.85)            (.01)

Advisor Class
10/1/06 to 3/31/07 (unaudited)  $11.83      $.33         $.42          $.75       $(.34)           $0.00
Year Ended 9/30/06............   12.01       .63         (.16)          .47        (.65)            0.00
Year Ended 9/30/05............   12.19       .68         (.18)          .50        (.68)            0.00
Year Ended 9/30/04(e).........   11.98       .84(f)       .13           .97        (.76)            0.00
7/1/03 to 9/30/03(h)..........   12.03       .19         (.05)          .14        (.19)            0.00
8/8/02(k) to 6/30/03..........   10.21       .69         1.85          2.54        (.70)            0.00

Class R
10/1/06 to 3/31/07 (unaudited)  $11.84      $.29         $.42          $.71       $(.31)           $0.00
Year Ended 9/30/06............   12.02       .56         (.16)          .40        (.58)            0.00
Year Ended 9/30/05............   12.18       .60         (.15)          .45        (.61)            0.00
11/3/03(k) to 9/30/04(e)......   11.88       .66(f)      (.27)          .93        (.63)            0.00

Class K
10/1/06 to 3/31/07 (unaudited)  $11.84      $.34         $.39          $.73       $(.33)           $0.00
Year Ended 9/30/06............   12.01       .34          .11           .45        (.62)            0.00
3/1/05(k) to 9/30/05..........   12.48       .37         (.48)         (.11)       (.36)            0.00

Class I
10/1/06 to 3/31/07 (unaudited)  $11.84      $.34         $.41          $.75       $(.35)           $0.00
Year Ended 9/30/06............   12.01       .64         (.16)          .48        (.65)            0.00
3/1/05(k) to 9/30/05..........   12.48       .40         (.49)         (.09)       (.38)            0.00

--------
Please refer to the footnotes on pages 90 through 91.

 Less Distributions                                           Ratios/Supplemental Data
  ------------------                          --------------------------------------------------------
                                    Total                                      Ratio of Net
  Tax        Total     Net Asset  Investment                    Ratio of        Investment
Return     Dividends    Value,   Return Based   Net Assets,     Expenses          Income      Portfolio
  of          and       End of   on Net Asset  End of Period   to Average       to Average    Turnover
Capital  Distributions  Period     Value(b)   (000's Omitted)  Net Assets       Net Assets      Rate
-------  ------------- --------- ------------ --------------- ----------       ------------   ---------
$0.00        $(.33)     $12.24       6.18%       $420,230        1.11%(c)          5.19%(c)       25%
 0.00         (.61)      11.84       3.86         415,539        1.11(j)           5.06(j)        73
 0.00         (.64)      12.01       3.86         483,169        1.08(d)           5.38          127
 0.00         (.72)      12.18       8.01         512,458        1.16(d)(g)        6.25(f)       230
 0.00         (.18)      11.97       1.06         535,318        1.20(c)(d)        6.18(c)        65
 (.03)        (.79)      12.03      20.75         555,979        1.16(d)           6.96          171
 (.04)        (.98)      10.70      (5.51)        520,984        1.12(d)           7.79          276

$0.00        $(.28)     $12.23       5.89%       $ 82,676        1.85%(c)          4.45%(c)       25%
 0.00         (.53)      11.82       3.05          99,052        1.84(j)           4.33(j)        73
 0.00         (.55)      12.00       3.13         162,973        1.80(d)           4.65          127
 0.00         (.64)      12.17       7.26         251,173        1.89(d)(g)        5.55(f)       230
 0.00         (.16)      11.96        .88         383,763        1.92(c)(d)        5.48(c)        65
 (.02)        (.72)      12.02      19.85         418,095        1.88(d)           6.27          171
 (.04)        (.90)      10.70      (6.23)        458,394        1.83(d)           7.05          276

$0.00        $(.28)     $12.23       5.81%       $ 87,641        1.82%(c)          4.48%(c)       25%
 0.00         (.53)      11.83       3.05          90,972        1.82(j)           4.36(j)        73
 0.00         (.55)      12.01       3.14         110,680        1.79(d)           4.65          127
 0.00         (.64)      12.18       7.35         126,685        1.87(d)(g)        5.55(f)       230
 0.00         (.16)      11.96        .88         157,719        1.91(c)(d)        5.49(c)        65
 (.02)        (.72)      12.02      19.85         168,123        1.87(d)           6.28          171
 (.04)        (.90)      10.70      (6.23)        179,418        1.82(d)           7.07          276

$0.00        $(.34)     $12.24       6.43%       $  7,245         .80%(c)          5.47%(c)       25%
 0.00         (.65)      11.83       4.09           5,457         .81(j)           5.37(j)        73
 0.00         (.68)      12.01       4.10           4,971         .83(d)           5.62          127
 0.00         (.76)      12.19       8.34              86         .88(d)(g)        6.52(f)       230
 0.00         (.19)      11.98       1.22           2,883         .91(c)(d)        6.51(c)        65
 (.02)        (.72)      12.03      25.70           2,298         .88(c)(d)        6.90(c)       171

$0.00        $(.31)     $12.24       6.03%       $    245        1.38%(c)          4.95%(c)       25%
 0.00         (.58)      11.84       3.46             150        1.36(j)           4.92(j)        73
 0.00         (.61)      12.02       3.71              33        1.39(d)           5.02          127
 0.00         (.63)      12.18       8.04              10        1.34(c)(d)(g)     6.04(c)(f)    230

$0.00        $(.33)     $12.24       6.20%       $     61        1.07%(c)          5.14%(c)       25%
 0.00         (.62)      11.84       3.94             619        1.03(j)           5.51(j)        73
 0.00         (.36)      12.01       (.89)             10        1.10(c)(d)        5.25(c)       127

$0.00        $(.35)     $12.24       6.37%       $    358         .75%(c)          5.60%(c)       25%
 0.00         (.65)      11.84       4.22             197         .73(j)           5.58(j)        73
 0.00         (.38)      12.01       (.70)             10         .79(c)(d)        5.59(c)       127

                         AllianceBernstein High Yield

                                           Income from Investment Operations    Less: Dividends and Distributions
                                         -------------------------------------  ---------------------------------
                                                                   Net Increase
                               Net Asset             Net Realized   (Decrease)  Dividends     Distributions in
                                Value,      Net     and Unrealized in Net Asset  from Net      Excess of Net
                               Beginning Investment Gain (Loss) on  Value from  Investment       Investment
Fiscal Year or Period          of Period Income(a)   Investments    Operations    Income           Income
---------------------          --------- ---------- -------------- ------------ ----------    ----------------
Class A
10/1/06 to 3/31/07 (unaudited)   $5.81      $.19        $  .21        $ .40       $(.19)           $0.00
Year Ended 9/30/06............    5.92       .42          (.11)         .31        (.42)            0.00
Year Ended 9/30/05............    6.02       .45          (.10)         .35        (.43)            0.00
Year Ended 9/30/04............    5.98       .43(f)        .11          .54        (.50)            0.00
9/1/03 to 9/30/03(h)..........    5.90       .04           .08          .12        (.04)            0.00
Year Ended 8/31/03............    5.33       .48           .61         1.09        (.49)            0.00
Year Ended 8/31/02(i).........    6.49       .60         (1.16)        (.56)       (.58)            0.00

Class B
10/1/06 to 3/1/07 (unaudited).   $5.81      $.17        $  .20        $ .37       $(.17)           $0.00
Year Ended 9/30/06............    5.92       .38          (.11)         .27        (.38)            0.00
Year Ended 9/30/05............    6.02       .40          (.10)         .30        (.39)            0.00
Year Ended 9/30/04............    5.99       .50(f)       (.01)         .49        (.46)            0.00
9/1/03 to 9/30/03(h)..........    5.90       .03(f)        .10          .13        (.04)            0.00
Year Ended 8/31/03............    5.33       .43           .62         1.05        (.45)            0.00
Year Ended 8/31/02(i).........    6.50       .56         (1.17)        (.61)       (.54)            0.00

Class C
10/1/06 to 3/1/07 (unaudited).   $5.83      $.17        $  .21        $ .38       $(.17)           $0.00
Year Ended 9/30/06............    5.92       .38          (.11)         .27        (.38)            0.00
Year Ended 9/30/05............    6.03       .40          (.11)         .29        (.39)            0.00
Year Ended 9/30/04............    5.99       .45(f)        .05          .50        (.46)            0.00
9/1/03 to 9/30/03(h)..........    5.90       .03(f)        .10          .13        (.04)            0.00
Year Ended 8/31/03............    5.33       .43           .62         1.05        (.45)            0.00
Year Ended 8/31/02(i).........    6.50       .56         (1.17)        (.61)       (.54)            0.00

Advisor Class
10/1/06 to 3/1/07 (unaudited).   $5.83      $.20        $  .20        $ .40       $(.20)           $0.00
Year Ended 9/30/06............    5.93       .45          (.11)         .34        (.44)            0.00
Year Ended 9/30/05............    6.03       .48(f)       (.12)         .36        (.44)            0.00
Year Ended 9/30/04............    5.99       .44(f)        .11          .55        (.51)            0.00
9/1/03 to 9/30/03(h)..........    5.91       .04           .08          .12        (.04)            0.00
Year Ended 8/31/03............    5.34       .49           .61         1.10        (.50)            0.00
Year Ended 8/31/02(i).........    6.50       .62         (1.16)        (.54)       (.61)            0.00

Class R
10/1/06 to 3/1/07 (unaudited).   $5.81      $.19        $  .20        $ .39       $(.19)           $0.00
Year Ended 9/30/06............    5.92       .41          (.12)         .29        (.40)            0.00
3/1/05(k) - 9/30/05...........    6.20       .25(f)       (.28)        (.03)       (.24)            0.00

Class K
10/1/06 to 3/1/07 (unaudited).   $5.82      $.21        $  .18        $ .39       $(.19)           $0.00
Year Ended 9/30/06............    5.92       .29          (.03)         .32        (.42)           $0.00
3/1/05(k) to 9/30/05..........    6.20       .26(f)       (.28)        (.02)       (.25)            0.00

Class I
10/1/06 to 3/1/07 (unaudited).   $5.81      $.20        $  .20        $ .40       $(.20)           $0.00
Year Ended 9/30/06............    5.92       .44          (.11)        (.33)       (.44)           $0.00
3/1/05(k) to 9/30/05..........    6.20       .27(f)       (.28)        (.01)       (.26)            0.00

--------
Please refer to the footnotes on pages 90 through 91.

 Less Distributions                                          Ratios/Supplemental Data
  ------------------                          -----------------------------------------------------
                                    Total                                   Ratio of Net
  Tax        Total     Net Asset  Investment                   Ratio of      Investment
Return     Dividends    Value,   Return Based   Net Assets,    Expenses        Income      Portfolio
  of          and       End of   on Net Asset  End of Period  to Average     to Average    Turnover
Capital  Distributions  Period     Value(b)   (000's Omitted) Net Assets     Net Assets      Rate
-------  ------------- --------- ------------ --------------- ----------    ------------   ---------
$0.00        $(.19)      $6.02       6.96%       $ 92,072        1.20%(c)       6.40%(c)       33%
 0.00         (.42)       5.81       5.54          79,298        1.28(j)        7.32(f)(j)     57
 (.02)        (.45)       5.92       5.84          92,770        1.16           7.31(f)        68
 0.00         (.50)       6.02       9.23          92,986        1.15(g)        7.09(f)        83
 0.00         (.04)       5.98       2.03          90,466        1.63(c)        7.60(c)        10
 (.03)        (.52)       5.90      21.38         134,674        1.38           8.33          123
 (.02)        (.60)       5.33      (9.14)         72,455        1.43          10.06           57

$0.00        $(.17)      $6.01       6.39%       $ 71,925        1.93%(c)       5.70%(c)       33%
 0.00         (.38)       5.81       4.80          92,986        2.02(j)        6.64(f)(j)     57
 (.01)        (.40)       5.92       5.11         146,729        1.87           6.63(f)        68
 0.00         (.46)       6.02       8.38         217,320        1.88(g)        8.18(f)        83
 0.00         (.04)       5.99       2.15         279,666        2.40(c)(f)     7.11(c)        10
 (.03)        (.48)       5.90      20.55         277,190        2.11           7.79          123
 (.02)        (.56)       5.33      (9.94)        256,533        2.15           9.34           57

$0.00        $(.17)      $6.02       6.59%       $ 34,446        1.91%(c)       5.71%(c)       33%
 0.00         (.38)       5.81       4.80          36,261        2.00(j)        6.62(f)(j)     57
 (.01)        (.40)       5.92       4.94          46,526        1.86           6.62(f)        68
 0.00         (.46)       6.03       8.56          66,336        1.87(g)        7.40(f)        83
 0.00         (.04)       5.99       2.15          68,068        2.40(c)(f)     7.11(c)        10
 (.03)        (.48)       5.90      20.54          66,427        2.10           7.72          123
 (.02)        (.56)       5.33      (9.94)         48,448        2.14           9.35           57

$0.00        $(.20)      $6.03       6.92%       $  4,703         .90%(c)       6.68%(c)       33%
 0.00         (.44)       5.83       6.03           3,890         .98(j)        7.64(f)(j)     57
 (.02)        (.46)       5.93       6.14           6,924         .80           7.73(f)        68
 0.00         (.51)       6.03       9.51         179,418         .85(g)        7.26(f)        83
 0.00         (.04)       5.99       2.05         148,041        1.40(c)        8.12(c)        10
 (.03)        (.53)       5.91      21.73         145,549        1.09           8.72          123
 (.01)        (.62)       5.34      (8.82)         95,895        1.16          10.43           57

$0.00        $(.19)      $6.01       6.73%       $     10        1.31%(c)       6.30%(c)       33%
 0.00         (.40)       5.81       5.22               9        1.58(j)        7.01(j)        57
 (.01)        (.25)       5.92       (.44)             10        1.45(c)        7.17(c)(f)     68

$0.00        $(.19)      $6.02       6.80%       $     45        1.21%(c)       6.57%(c)       33%
 0.00         (.42)       5.82       5.73             259        1.34(j)        7.19(j)        57
 (.01)        (.26)       5.92       (.28)             10        1.16(c)        7.47(c)(f)     68

$0.00        $(.20)      $6.01       7.01%       $     10         .78%(c)       6.84%(c)       33%
 0.00         (.44)       5.81       5.89               9         .95(j)        7.64(j)        57
 (.01)        (.27)       5.92       (.11)             10         .88(c)        7.75(c)(f)     68

                    AllianceBernstein Emerging Market Debt


                                           Income from Investment Operations    Less: Dividends and Distributions
                                         -------------------------------------- --------------------------------
                                                                   Net Increase                Distributions
                               Net Asset             Net Realized   (Decrease)  Dividends         from Net
                                Value,      Net     and Unrealized in Net Asset  from Net     Realized Gain on
                               Beginning Investment Gain (Loss) on  Value from  Investment      Investments
Fiscal Year or Period          of Period Income(a)   Investments    Operations    Income        Transactions
---------------------          --------- ---------- -------------- ------------ ----------    ----------------
Class A
11/1/06 to 3/31/07 (unaudited)   $8.97      $.27         $.36          $.63       $(.29)           $(.35)
Year Ended 10/31/06...........    8.70       .55          .43           .98        (.57)            (.14)
Year Ended 10/31/05...........    8.38       .53          .34           .87        (.55)            0.00
Year Ended 10/31/04(e)........    8.00       .49(f)       .50           .99        (.61)            0.00
9/1/03 to 10/31/03(h).........    7.72       .11          .28           .39        (.11)            0.00
Year Ended 8/31/03............    6.02       .69         1.71          2.40        (.70)            0.00
Year Ended 8/31/02(i).........    6.37       .69         (.24)          .45        (.74)            0.00

Class B
11/1/06 to 3/31/07 (unaudited)   $9.05      $.24         $.36          $.60       $(.26)           $(.35)
Year Ended 10/31/06...........    8.77       .49          .44           .93        (.51)            (.14)
Year Ended 10/31/05...........    8.45       .47          .34           .81        (.49)            0.00
Year Ended 10/31/04(e)........    8.07       .62(f)       .32           .94        (.56)            0.00
9/1/03 to 10/31/03(h).........    7.80       .10          .28           .38        (.11)            0.00
Year Ended 8/31/03............    6.09       .64         1.73          2.37        (.66)            0.00
Year Ended 8/31/02(i).........    6.45       .64         (.24)          .40        (.70)            0.00

Class C
11/1/06 to 3/31/07 (unaudited)   $9.07      $.24         $.36          $.60       $(.26)           $(.35)
Year Ended 10/31/06...........    8.79       .49          .44           .93        (.51)            (.14)
Year Ended 10/31/05...........    8.47       .47          .34           .81        (.49)            0.00
Year Ended 10/31/04(e)........    8.09       .45(f)       .49           .94        (.56)            0.00
9/1/03 to 10/31/03(h).........    7.82       .10          .28           .38        (.11)            0.00
Year Ended 8/31/03............    6.10       .63         1.75          2.38        (.66)            0.00
Year Ended 8/31/02(i).........    6.46       .64         (.24)          .40        (.70)            0.00

--------
Please refer to the footnotes on pages 90 through 91.

   Less: Dividends
  and Distributions                                         Ratios/Supplemental Data
  -----------------                           ---------------------------------------------------
                                    Total                                   Ratio of Net
  Tax        Total     Net Asset  Investment                   Ratio of      Investment
Return     Dividends    Value,   Return Based   Net Assets,    Expenses        Income    Portfolio
  of          and       End of   on Net Asset  End of Period  to Average     to Average  Turnover
Capital  Distributions  Period     Value(b)   (000's Omitted) Net Assets     Net Assets    Rate
-------  ------------- --------- ------------ --------------- ----------    ------------ ---------
$0.00        $(.64)      $8.96       7.27%       $262,614        1.43%(c)       6.22%(c)     35%
 0.00         (.71)       8.97      11.87         235,763        1.48           6.32         75
 0.00         (.55)       8.70      10.70         213,652        1.20           6.14        100
 0.00         (.61)       8.38      12.82         156,469        1.23(d)(g)     6.04(f)     173
 0.00         (.11)       8.00       5.11         137,709        1.75(c)(d)     7.90(c)      20
 0.00         (.70)       7.72      41.80         118,669        1.94(d)        9.73        125
 (.06)        (.80)       6.02       7.38          76,397        1.88(d)       11.02        170

$0.00        $(.61)      $9.04       6.82%       $ 40,311        2.16%(c)       5.43%(c)     35%
 0.00         (.65)       9.05      11.11          45,133        2.18           5.55         75
 0.00         (.49)       8.77       9.81          53,629        1.89           5.39        100
 0.00         (.56)       8.45      12.02          61,715        1.94(d)(g)     7.57(f)     173
 0.00         (.11)       8.07       4.84          90,443        2.45(c)(d)     7.11(c)      20
 0.00         (.66)       7.80      40.69          89,571        2.64(d)        9.07        125
 (.06)        (.76)       6.09       6.50          80,064        2.58(d)       10.25        170

$0.00        $(.61)      $9.06       6.82%       $ 90,814        2.13%(c)       5.44%(c)     35%
 0.00          .65        9.07      11.10          88,046        2.17           5.54         75
 0.00         (.49)       8.79       9.81          91,662        1.89           5.38        100
 0.00         (.56)       8.47      12.00          82,876        1.92(d)(g)     5.51(f)     173
 0.00         (.11)       8.09       4.83          77,657        2.43(c)(d)     7.09(c)      20
 0.00         (.66)       7.82      40.80          73,477        2.63(d)        8.91        125
 (.06)        (.76)       6.10       6.50          45,527        2.56(d)       10.16        170

--------
(a)Based on average shares outstanding.
(b)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge or contingent deferred sales charge, if applicable, is not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment returns calculated for periods of less than one year are not annualized.
(c)Annualized.
(d)Includes interest expense. If the following Funds (except for AllianceBernstein Emerging Market Debt which is net of waivers/reimbursements) had borne all expenses excluding interest expense, the ratio of expenses to average net assets would have been as follows:

                                                    September
                                         2005   2004   2003   2003  2002
                                        ----   ----   ----   ----   ----
       AllianceBernstein Corporate Bond
       Class A                          1.08%  1.12%  1.15%* 1.13%  1.09%
       Class B                          1.79   1.84   1.87*  1.85   1.80
       Class C                          1.78   1.84   1.86*  1.84   1.79
       Advisor Class                    0.82   0.83   0.86*  0.85**
       Class R                          1.38   1.31**
       Class K                          1.10**
       Class I                          0.79**

                                  Six months ended
                                   April 30, 2007                    October
                                    (unaudited)    2006  2005  2004   2003   2003  2002
                                  ---------------- ----  ----  ----  ------- ----  ----
AllianceBernstein Emerging Market
Debt
Class A                                 1.11%**    1.14% 1.19% 1.21%  1.47%* 1.46% 1.50%
Class B                                 1.84**     1.85  1.89  1.92   2.17*  2.17  2.20
Class C                                 1.81**     1.84  1.88  1.90   2.16*  2.16  2.19

*  Change in fiscal year end.
** Annualized.
--------
(e)The Funds have adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133. These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however prior to the effective date noted below, these interim payments were reflected within interest income/expense on the statement of operations. For each Fund, the effective date and impact of this change to each class of shares is as follows:

                                                                                  Increase
                                                                   Increase    (Decrease) to
                                                    Increase    (Decrease) in    Ratios of
                                                 (Decrease) in   Net Realized  Net Investment
                                                 Net Investment and Unrealized   Income to
                                       Effective   Income Per    Gain (Loss)      Average
                                         Date        Share        Per Share      Net Assets
                                       --------- -------------- -------------- --------------
AllianceBernstein Corporate Bond        10/1/03
Class A                                              $ 0.02         $(0.02)         0.18%
Class B                                                0.02          (0.02)         0.16
Class C                                                0.02          (0.02)         0.16
Advisor Class                                          0.02          (0.02)         0.18
Class R                                                0.02          (0.02)         0.17
AllianceBernstein Emerging Market Debt  11/1/03
Class A                                              $(0.05)        $ 0.05         (0.56)%
Class B                                               (0.04)          0.04         (0.57)
Class C                                               (0.05)          0.05         (0.55)

(f)Net of fees waived and expenses reimbursed by the Adviser.

(g)Net of fees waived by the Adviser. If the following Funds had borne all expenses for the respective year ends, the expense ratios would have been as follows:

                                                         2004
                                                         ----
                  AllianceBernstein Corporate Bond
                  Class A                                1.20%
                  Class B                                1.93
                  Class C                                1.92
                  Advisor Class                          0.92
                  Class R                                1.39*
                  AllianceBernstein High Yield
                  Class A                                1.32%
                  Class B                                2.05
                  Class C                                2.04
                  Advisor Class                          1.02
                  AllianceBernstein Emerging Market Debt
                  Class A                                1.40%
                  Class B                                2.11
                  Class C                                2.09

*  Annualized.
--------
(h)Change in fiscal year end.
(i)As required, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement reporting purposes only. For each Fund, the effective date and impact of this change to each class of shares is as follows:

                                                                   Increase
                                                                (Decrease) in   Decrease in Ratio of
                                                                 Net Realized  Net Investment Income
                                                  Decrease in   and Unrealized     to Average Net
                                                 Net Investment Gain (Loss) on         Assets:
                                       Effective   Income per    Investments   --------------------
                                         Date        Share        per Share    From:         To:
                                       --------- -------------- -------------- -----        -----
AllianceBernstein Corporate Bond        7/1/01
Class A                                              $(0.01)        $(0.01)     7.82%      7.79%
Class B                                               (0.01)         (0.01)     7.08       7.05
Class C                                               (0.01)         (0.01)     7.10       7.07
AllianceBernstein High Yield            9/1/01
Class A                                              $(0.01)        $(0.01)    10.19%     10.06%
Class B                                               (0.01)         (0.01)     9.47       9.34
Class C                                               (0.01)         (0.01)     9.47       9.35
Advisor Class                                         (0.01)         (0.01)    10.56      10.43
AllianceBernstein Emerging Market Debt  9/1/01
Class A                                              $(0.01)        $(0.01)    11.10%     11.02%
Class B                                               (0.01)         (0.01)    10.34      10.25
Class C                                               (0.01)         (0.01)    10.24      10.16

Per share, ratios and supplemental data for periods prior to the effective date have not been restated to reflect these changes in presentation.
(j)The ratio includes expenses attributable to costs of proxy solicitation.
(k)Commencement of distribution.

                ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND, INC.

                           1345 Avenue of the Americas
                               New York, New York
                            Toll Free (800) 221-5672

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                               September 18, 2007

     This Statement of Additional Information (the "SAI") relates to the acquisitions (the "Acquisitions") of all of the assets and liabilities of AllianceBernstein Corporate Bond Portfolio ("Corporate Bond"), a series of AllianceBernstein Bond Fund, Inc., and AllianceBernstein High Yield Fund, Inc. ("High Yield") by AllianceBernstein Emerging Market Debt Fund, Inc. ("Emerging Market Debt"). (Corporate Bond and High Yield are each an "Acquired Fund" and collectively, the "Acquired Funds." Emerging Market Debt and the Acquired Funds are each a "Fund" and collectively, the "Funds.")

     This SAI contains information which may be of interest to shareholders but which is not included in the Prospectus/Proxy Statement dated August 17, 2007 (the "Prospectus/Proxy Statement") of Emerging Market Debt which relates to the Acquisitions. As described in the Prospectus/Proxy Statement, the Acquisitions would involve the transfer of all the assets of each of the Acquired Funds in exchange for shares of Emerging Market Debt and the assumption by Emerging Market Debt of all the liabilities of each of the Acquired Funds. Each of the Acquired Funds would distribute the Emerging Market Debt shares it receives to its shareholders in complete liquidation of the Fund. Emerging Market Debt will be the survivor for accounting purposes.

     This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to a Fund at 1345 Avenue of the Americas, New York, New York 10105, or by calling 1-800-221-5672.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS
                                                                          Page
ADDITIONAL INFORMATION ABOUT THE FUNDS

FINANCIAL STATEMENTS

Additional Information About the Funds

     Further information about Emerging Market Debt, Corporate Bond and High Yield is contained in their Statements of Additional Information each dated February 1, 2007, which are available upon request and without charge by writing to the applicable Fund at 1345 Avenue of the Americas, New York, New York 10105, or by calling 1-800-221-5672.

Financial Statements

     The financial statements and Report of Independent Registered Public Accounting Firm contained in the Annual Report for the twelve months ended October 31, 2006, of Emerging Market Debt, which report contains historical financial information regarding Emerging Market Debt, has been filed with the Securities and Exchange Commission and is incorporated herein by reference.

     The financial statements and Report of Independent Registered Public Accounting Firm contained in the Annual Report for the twelve months ended September 30, 2006, of Corporate Bond, which report contains historical financial information regarding Corporate Bond, has been filed with the Securities and Exchange Commission and is incorporated herein by reference.

     The financial statements and Report of Independent Registered Public Accounting Firm contained in the Annual Report for the twelve months ended September 30, 2006, of High Yield, which report contains historical financial information regarding High Yield, has been filed with the Securities and Exchange Commission and is incorporated herein by reference.

     Pro Forma Financial Information:

     The following represents the pro forma financial information:

                           PRO FORMA ALLIANCEBERNSTEIN

                       EMERGING MARKET DEBT FUND, INC.
                              FINANCIAL STATEMENTS



                ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND, INC.

                   ALLIANCEBERNSTEIN CORPORATE BOND PORTFOLIO

                     ALLIANCEBERNSTEIN HIGH YIELD FUND, INC.





                                 August 17, 2007

(unaudited)

PORTFOLIO OF INVESTMENTS
PRO FORMA ALLIANCEBERNSTEIN
EMERGING MARKET DEBT FUND                                                               AllianceBernstein Emerging Market Debt Fund
April 30, 2007 (unaudited)                                                                        AllianceBernstein High Yield Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Pro Forma
                                         AllianceBernstein                                                           Pro Forma
                                          Emerging Market    AllianceBernstein                                   AllianceBernstein
                                             Debt Fund       Emerging Market   AllianceBernstein                  Emerging Market
                                          Principal Amount      Debt Fund        High Yield Fund                      Debt Fund
                                               (000)          (U.S. $ Value)      (U.S. $ Value)    Adjustments     (U.S. $ Value)
------------------------------------------------------------------------------------------------------------------------------------
SOVEREIGNS-57.9%
Argentina-3.5%
Republic of Argentina
   5.475%, 8/03/12 (a)(b)            US$         12,168      $ 11,623,959     $           -0-     $       -0-      $ 11,623,959
   8.28%, 12/31/33 (c)                            7,506         8,088,115                 -0-             -0-         8,088,115
   Series V
   7.00%, 3/28/11 (a)                             1,120         1,118,258                 -0-             -0-         1,118,258
                                                          ----------------   ------------------   ------------ -----------------
                                                               20,830,332                 -0-             -0-        20,830,332
                                                          ----------------   -----------------    ------------ -----------------
Brazil-11.5%
Republic of Brazil
   6.00%, 1/17/17 (a)                            12,256        12,501,120                 -0-             -0-        12,501,120
   7.125%, 1/20/37 (a)               BRL         10,658        12,054,198                 -0-             -0-        12,054,198
   8.00%, 1/15/18 (a)                             3,173         3,601,355                 -0-             -0-         3,601,355
   8.25%, 1/20/34 (a)                            10,711        13,768,991                 -0-             -0-        13,768,991
   8.875%, 10/14/19 - 4/15/24 (a)                 5,280         6,821,977                 -0-             -0-         6,821,977
   10.25%, 1/10/28 (a)                              654           349,211                 -0-             -0-           349,211
   11.00%, 8/17/40 (a)               US$          1,917         2,600,410                 -0-             -0-         2,600,410
   12.50%, 1/05/16 - 1/05/22 (a)     BRL         28,084        16,535,293                 -0-             -0-        16,535,293
                                                          ----------------  ------------------   ------------- -----------------
                                                               68,232,555                 -0-             -0-        68,232,555
                                                          ----------------  ------------------   ------------- -----------------
Bulgaria-0.2%
Republic of Bulgaria
   8.25%, 1/15/15(d)                 US$          1,124         1,333,626                 -0-             -0-         1,333,626
                                                          ----------------  ------------------   ------------- -----------------

Colombia-2.5%
Republic of Colombia
   7.375%, 9/18/37 (a)                            3,626         4,053,868                 -0-             -0-         4,053,868
   10.75%, 1/15/13 (a)                              795           986,993                 -0-             -0-           986,993
   11.75%, 3/01/10 (a)               COP      3,761,000         1,897,417                 -0-             -0-         1,897,417
   11.75%, 2/25/20 (c)               US$          3,754         5,593,460                 -0-             -0-         5,593,460
   12.00%, 10/22/15 (a)              COP      3,725,000         2,046,489                 -0-             -0-         2,046,489
                                                          ----------------  ------------------   ------------- -----------------
                                                               14,578,227                 -0-             -0-        14,578,227
                                                          ----------------  ------------------   ------------- -----------------
Costa Rica-0.3%
Costa Rican Colon Structured Note
   Zero Coupon, 1/10/08 (a)          CRC          1,146         1,093,017                 -0-             -0-         1,093,017
Republic of Costa Rica
   8.11%, 2/01/12 (a)(d)             US$            673           736,935                 -0-             -0-           736,935
                                                          ----------------  ------------------   ------------- -----------------
                                                                1,829,952                 -0-             -0-         1,829,952
                                                          ----------------  ------------------   ------------- -----------------
Dominican Republic-0.6%
Dominican Republic
   Zero Coupon, 6/11/07 (a)                        1700         1,697,960                 -0-             -0-         1,697,960
   Zero Coupon, 10/08/07 (a)                        488           483,463                 -0-             -0-           483,463
   8.625%, 4/20/27 (b)(d)                         1,223         1,423,572                 -0-             -0-         1,423,572
                                                          ----------------  ------------------   ------------- -----------------
                                                                3,604,995                 -0-             -0-         3,604,995
                                                          ----------------  ------------------   ------------- -----------------
El Salvador-0.5%
Republic of El Salvador
   7.625%, 9/21/34 (a)(d)                           872         1,010,212                 -0-             -0-         1,010,212
   7.65%, 6/15/35 (a)(d)                            776           898,220                 -0-             -0-           898,220
   8.50%, 7/25/11(a)(d)                           1,000         1,106,000                 -0-             -0-         1,106,000
                                                          ----------------  ------------------   ------------- -----------------
                                                                3,014,432                 -0-             -0-         3,014,432
                                                          ----------------  ------------------   ------------- -----------------
Hungary-0.2%
Republic of Hungary
   6.75%, 4/12/10(a)                 HUF        180,080           985,905                 -0-             -0-           985,905
                                                          ----------------  ------------------   ------------- -----------------

Indonesia-1.7%
Indonesia - Recap Linked Note
   11.00%, 10/15/14 (a)              US$          1,003         1,080,231                 -0-             -0-         1,080,231
   12.90%, 3/15/16 (a)                            1,930         2,330,475                 -0-             -0-         2,330,475
Republic of Indonesia
   6.625%, 2/17/37 (a)(d)                         1,410         1,395,900                 -0-             -0-         1,395,900
   6.75%, 3/10/14 (a)(d)                            645           674,025                 -0-             -0-           674,025
   6.875%, 3/09/17 (a)(d)                         1,587         1,682,220                 -0-             -0-         1,682,220
   7.50%, 1/15/16 (a)(d)                          1,000         1,101,500                 -0-             -0-         1,101,500
   8.50%, 10/12/35 (a)(d)                         1,645         2,021,237                 -0-             -0-         2,021,237
                                                          ----------------  ------------------   ------------- -----------------
                                                               10,285,588                 -0-             -0-        10,285,588
                                                          ----------------  ------------------   ------------- -----------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                  Pro Forma
                                              AllianceBernstein                                                        Pro Forma
                                               Emerging Market    AllianceBernstein                                AllianceBernstein
                                                  Debt Fund       Emerging Market   AllianceBernstein               Emerging Market
                                               Principal Amount      Debt Fund        High Yield Fund                  Debt Fund
                                                    (000)          (U.S. $ Value)      (U.S. $ Value)   Adjustments   (U.S. $ Value)
------------------------------------------------------------------------------------------------------------------------------------
Jamaica-0.2%
Government of Jamaica
   9.25%, 10/17/25 (a)                    US$       324   $       370,980         $        -0-     $        -0-       $    370,980
   10.625%, 6/20/17 (a)                             835         1,015,778                  -0-              -0-          1,015,778
                                                          ----------------      ---------------   -----------------   -------------
                                                                1,386,758                  -0-              -0-          1,386,758
                                                          ----------------      ---------------   -----------------   -------------
Lebanon-0.7%
Lebanese Republic
   7.875%, 5/20/11 (a)(d)                           875           850,937                  -0-              -0-            850,937
   10.125%, 8/06/08 (a)(d)                        3,048         3,101,340                  -0-              -0-          3,101,340
   11.625%, 5/11/16 (a)(d)                          394           454,085                  -0-              -0-            454,085
                                                          ----------------      ---------------   -----------------   -------------
                                                                4,406,362                  -0-              -0-          4,406,362
                                                          ----------------      ---------------   -----------------   -------------
Malaysia-1.2%
Malaysia
   7.50%, 7/15/11 (a)                             6,338         6,904,389                  -0-              -0-          6,904,389
                                                          ----------------      ---------------   -----------------   -------------

Mexico-7.9%
Mexican Bonos
   Series M
   9.00%, 12/22/11 (a)                    MXN    78,000         7,492,399                  -0-              -0-          7,492,399
   Series M 20
   10.00%, 12/05/24 (a)                          33,478         3,708,427                  -0-              -0-          3,708,427
   Series MI10
   9.00%, 12/20/12 (a)                           39,037         3,780,022                  -0-              -0-          3,780,022
United Mexican States
   5.625%, 1/15/17 (a)                    US$     1,500         1,523,250                  -0-              -0-          1,523,250
   7.50%, 1/14/12 (a)                             1,950         2,136,225                  -0-              -0-          2,136,225
   8.125%, 12/30/19 (c)                           2,495         3,087,562                  -0-              -0-          3,087,562
   11.375%, 9/15/16 (a)                           2,901         4,170,187                  -0-              -0-          4,170,187
   Series A
   6.375%, 1/16/13 (a)                            7,582         8,010,383                  -0-              -0-          8,010,383
   6.75%, 9/27/34 (a)                             1,450         1,616,750                  -0-              -0-          1,616,750
   8.00%, 9/24/22 (a)                             9,362        11,655,690                  -0-              -0-         11,655,690
                                                          ----------------      ---------------   -----------------   -------------
                                                               47,180,895                  -0-              -0-         47,180,895
                                                          ----------------      ---------------   -----------------   -------------
Morocco-0.1%
Kingdom of Morocco Loan Participation
   6.219%, 1/02/09 (a)(b)                           499           497,941                  -0-              -0-            497,941
                                                          ----------------      ---------------   -----------------   -------------

Panama-2.7%
Republic of Panama
   6.70%, 1/26/36 (a)                             1,317         1,394,703                  -0-              -0-          1,394,703
   7.125%, 1/29/26 (a)                            3,560         3,916,000                  -0-              -0-          3,916,000
   7.25%, 3/15/15 (a)                               228           249,660                  -0-              -0-            249,660
   8.875%, 9/30/27 (a)                            2,546         3,277,975                  -0-              -0-          3,277,975
   9.375%, 7/23/12-4/01/29 (a)                    5,693         7,368,633                  -0-              -0-          7,368,633
                                                          ----------------      ---------------   -----------------   -------------
                                                               16,206,971                  -0-              -0-         16,206,971
                                                          ----------------      ---------------   -----------------   -------------
Peru-2.9%
Peru Bono Soberano
   8.20%, 8/12/26 (a)                     PEN     8,270         3,228,766                  -0-              -0-          3,228,766
   Series 7
   8.60%, 8/12/17 (a)                            11,995         4,570,922                  -0-              -0-          4,570,922
Republic of Peru
   7.35%, 7/21/25 (a)                     US$     3,839         4,462,838                  -0-              -0-          4,462,838
   8.375%, 5/03/16 (a)                            1,176         1,407,084                  -0-              -0-          1,407,084
   8.75%, 11/21/33 (a)                            2,738         3,675,765                  -0-              -0-          3,675,765
   9.875%, 2/06/15 (a)                               32            40,720                  -0-              -0-             40,720
                                                          ----------------      ---------------   -----------------   -------------
                                                               17,386,095                  -0-              -0-         17,386,095
                                                          ----------------      ---------------   -----------------   -------------
Philippines-4.3%
Republic of Philippines
   7.50%, 9/25/24 (a)                             1,300         1,436,500                  -0-              -0-          1,436,500
   7.75%, 1/14/31 (a)                             1,724         1,952,430                  -0-              -0-          1,952,430
   8.00%, 1/15/16 (a)                               282           317,955                  -0-              -0-            317,955
   8.25%, 1/15/14 (a)                             2,758         3,088,960                  -0-              -0-          3,088,960
   8.875%, 3/17/15 (a)                            2,448         2,876,400                  -0-              -0-          2,876,400
   9.50%, 10/21/24 - 2/02/30 (a)                  3,488         4,623,460                  -0-              -0-          4,623,460
   9.875%, 1/15/19 (a)                            1,850         2,393,900                  -0-              -0-          2,393,900
   10.625%, 3/16/25 (a)                           6,239         8,906,173                  -0-              -0-          8,906,173
                                                          ----------------      ---------------   ------------------  -------------
                                                               25,595,778                  -0-              -0-         25,595,778
                                                          ----------------      ---------------   ------------------  -------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                Pro Forma
                                            AllianceBernstein                                                         Pro Forma
                                             Emerging Market    AllianceBernstein                                 AllianceBernstein
                                                Debt Fund       Emerging Market   AllianceBernstein                 Emerging Market
                                             Principal Amount      Debt Fund        High Yield Fund                    Debt Fund
                                                  (000)          (U.S. $ Value)      (U.S. $ Value)   Adjustments    (U.S. $ Value)
-----------------------------------------------------------------------------------------------------------------------------------
Russia-6.5%
Russian Federation
   7.50%, 3/31/30 (a)(d)               US$        19,602      $ 22,247,702     $           -0-      $       -0-     $   22,247,702
   11.00%, 7/24/18 (a)(d)                          1,615         2,318,333                 -0-              -0-          2,318,333
Russian Ministry of Finance
   Series V
   3.00%, 5/14/08 (a)                             12,299        11,991,525                 -0-              -0-         11,991,525
   Series VII
   3.00%, 5/14/11 (a)                              2,220         2,023,086                 -0-              -0-          2,023,086
                                                           ----------------  ------------------    -------------   ----------------
                                                                38,580,646                 -0-              -0-         38,580,646
                                                           ----------------  ------------------    -------------   ----------------
South Africa-0.2%
Republic of South Africa
   7.375%, 4/25/12 (a)                             1,075         1,171,750                 -0-              -0-          1,171,750
                                                           ----------------  ------------------    -------------   ----------------

Turkey-5.3%
New Turkish Lira Credit Linked Note
   Zero Coupon, 6/28/07 (a)                          232           236,104                 -0-              -0-            236,104
   Zero Coupon, 6/28/07 (a)                          774           857,638                 -0-              -0-            857,638
   Zero Coupon, 6/28/07 (a)                          342           375,875                 -0-              -0-            375,875
Republic of Turkey
   6.875%, 3/17/36 (a)                             7,016         6,796,750                 -0-              -0-          6,796,750
   7.00%, 6/05/20 (a)                              5,700         5,781,966                 -0-              -0-          5,781,966
   7.375%, 2/05/25 (a)                             9,719        10,010,570                 -0-              -0-         10,010,570
   9.50%, 1/15/14 (a)                                641           745,163                 -0-              -0-            745,163
   11.00%, 1/14/13 (a)                               816         1,001,640                 -0-              -0-          1,001,640
Turkey Government Bond
   Zero Coupon, 11/26/08 (a)           TRY         9,933         5,500,458                 -0-              -0-          5,500,458
                                                           ----------------  ------------------    -------------   ----------------
                                                                31,306,164                 -0-              -0-         31,306,164
                                                           ----------------  ------------------    -------------   ----------------
Ukraine-0.5%
Government of Ukraine
   6.58%, 11/21/16 (a)(d)              US$         1,368         1,398,780                 -0-              -0-          1,398,780
   7.65%, 6/11/13 (a)(d)                           1,411         1,527,407                 -0-              -0-          1,527,407
                                                           ----------------  ------------------    -------------   ----------------
                                                                 2,926,187                 -0-              -0-          2,926,187
                                                           ----------------  ------------------    -------------   ----------------
Uruguay-1.2%
Republic of Uruguay
   7.625%, 3/21/36 (a)                               550           617,375                 -0-              -0-            617,375
   7.875%, 1/15/33 (a)(e)                          1,371         1,578,220                 -0-              -0-          1,578,220
   8.00%, 11/18/22 (a)                             1,757         2,029,335                 -0-              -0-          2,029,335
   9.25%, 5/17/17 (a)                              2,523         3,125,997                 -0-              -0-          3,125,997
                                                           ----------------  ------------------    -------------   ----------------
                                                                 7,350,927                 -0-              -0-          7,350,927
                                                           ----------------  ------------------    -------------   ----------------
Venezuela-3.2%
Republic of Venezuela
   5.75%, 2/26/16 (a)                              1,795         1,669,815                 -0-              -0-          1,669,815
   6.00%, 12/09/20 (a)                             1,123         1,022,492                 -0-              -0-          1,022,492
   7.00%, 12/01/18 (c)(d)                          3,904         3,943,040                 -0-              -0-          3,943,040
   7.65%, 4/21/25 (a)                              1,900         1,996,900                 -0-              -0-          1,996,900
   8.50%, 10/08/14 (a)                             1,585         1,753,802                 -0-              -0-          1,753,802
   9.25%, 9/15/27 (c)                              2,868         3,534,810                 -0-              -0-          3,534,810
   10.75%, 9/19/13 (a)                             1,071         1,305,549                 -0-              -0-          1,305,549
   13.625%, 8/15/18 (c)                            2,428         3,617,720                 -0-              -0-          3,617,720
                                                           ----------------  ------------------    -------------   ----------------
                                                                18,844,128                 -0-              -0-         18,844,128
                                                           ----------------  ------------------    -------------   ----------------
Total Sovereigns
   (cost $311,413,849)                                         344,440,603                 -0-              -0-        344,440,603
                                                           ----------------  ------------------    -------------   ----------------

CORPORATES-40.8%
Bermuda-1.0%
Digicel Ltd.
   9.25%, 9/01/12 (a)(d)                           2,341         1,428,000           1,059,312              -0-          2,487,312
Intelsat Bermuda, Ltd.
   8.625%, 1/15/15 (a)                               672               -0-             718,200              -0-            718,200
   11.25%, 6/15/16 (a)(d)                          1,514               -0-           1,727,853              -0-          1,727,853
NCL Corp.
   10.625%, 7/15/14 (a)                              688               -0-             684,560              -0-            684,560
                                                           ----------------  ------------------    -------------   ----------------
                                                                 1,428,000           4,189,925              -0-          5,617,925
                                                           ----------------  ------------------    -------------   ----------------
Brazil-0.2%
Banco BMG SA
   9.15%, 1/15/16 (a)(d)                           1,300         1,404,000                 -0-              -0-          1,404,000
                                                           ----------------  ------------------    -------------   ----------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                   Pro Forma
                                               AllianceBernstein                                                       Pro Forma
                                                Emerging Market    AllianceBernstein                               AllianceBernstein
                                                   Debt Fund       Emerging Market   AllianceBernstein               Emerging Market
                                                Principal Amount      Debt Fund        High Yield Fund                  Debt Fund
                                                     (000)          (U.S. $ Value)      (U.S. $ Value)  Adjustments   (U.S. $ Value)
-----------------------------------------------------------------------------------------------------------------------------------
Canada-1.1%
Bombardier, Inc.
   8.00%, 11/15/14 (a)(d)                  US$          1,060      $        -0-         $ 1,093,125   $     -0-         $ 1,093,125
Ispat Inland ULC
   9.75%, 4/01/14 (a)                                     789               -0-             878,668         -0-             878,668
Quebecor Media, Inc.
   7.75%, 3/15/16 (a)                                   1,460               -0-           1,533,000         -0-           1,533,000
Rogers Cable, Inc.
   6.75%, 3/15/15 (a)                                   1,028               -0-           1,081,970         -0-           1,081,970
Rogers Wireless, Inc.
   7.25%, 12/15/12 (a)                                    739               -0-             796,273         -0-             796,273
   7.50%, 3/15/15 (a)                                   1,248               -0-           1,366,560         -0-           1,366,560
                                                                ----------------  ------------------  ----------    ----------------
                                                                            -0-           6,749,596         -0-           6,749,596
                                                                ----------------  ------------------  ----------    ----------------
Cayman Islands-0.5%
C&M Finance Ltd.
   8.10%, 2/01/16 (a)(d)                                  530           562,463                 -0-         -0-             562,463
Seagate Technology HDD Holdings
   6.375%, 10/01/11 (a)                                 1,205               -0-           1,200,481         -0-           1,200,481
Vale Overseas Ltd.
   6.875%, 11/21/36 (a)                                 1,115         1,182,678                 -0-         -0-           1,182,678
                                                                ----------------  ------------------   ----------   ----------------
                                                                      1,745,141           1,200,481         -0-           2,945,622
                                                                ----------------  ------------------   ----------   ----------------
China-0.3%
Chaoda Modern Agriculture
   7.75%, 2/08/10 (a)(d)                                1,523         1,553,460                 -0-         -0-           1,553,460
                                                                ----------------  ------------------   ----------   ----------------

France-0.2%
Compagnie Generale de Geophysique-Veritas
   7.50%, 5/15/15 (a)                                     380               -0-             399,000         -0-             399,000
   7.75%, 5/15/17 (a)                                      70               -0-              74,025         -0-              74,025
Rhodia SA
   8.875%, 6/01/11 (a)                                    669               -0-             699,105         -0-             699,105
                                                                 ----------------  ------------------  ----------   ----------------
                                                                            -0-           1,172,130         -0-           1,172,130
                                                                ----------------  ------------------   ----------   ----------------
Germany-0.4%
Citigroup (JSC Severstal)
   9.25%, 4/19/14 (a)(d)                                1,928           894,402           1,234,496         -0-           2,128,898
Tyumen Oil Co.
   11.00%, 11/06/07 (a)(d)                                280           286,440                 -0-         -0-             286,440
                                                                 ----------------  ------------------  ----------   ----------------
                                                                      1,180,842           1,234,496         -0-           2,415,338
                                                                ----------------  ------------------   ----------   ----------------
Hong Kong-0.3%
Noble Group Ltd.
   6.625%, 3/17/15 (a)(d)                               1,768         1,689,163                 -0-         -0-           1,689,163
                                                                ----------------  ------------------   ----------   ----------------

Indonesia-0.1%
Deutsche Bank AG/London
   11.00%, 10/15/14 (a)                                   540           529,848                 -0-         -0-             529,848
                                                                ----------------  ------------------  ----------    ----------------

Ireland-0.7%
Elan Finance PLC/Elan Finance Corp.
   7.75%, 11/15/11 (a)                                  1,610               -0-           1,601,950         -0-           1,601,950
Gazprombank
   6.50%, 9/23/15 (a)                                     750           755,625                 -0-         -0-             755,625
Red Arrow Intl Leasing PLC
   8.375%, 3/31/12 (a)                     RUB         43,752         1,762,346                 -0-         -0-           1,762,346
                                                                ----------------  ------------------  ----------    ----------------
                                                                      2,517,971           1,601,950         -0-           4,119,921
                                                                ----------------  ------------------  ----------    ----------------
Kazakhstan-0.1%
Tengizchevroil Finance Co.
   6.124%, 11/15/14 (a)(d)                 US$            787           784,049                 -0-         -0-             784,049
                                                                ----------------  ------------------  ----------    ----------------

Liberia-0.2%
Royal Caribbean Cruises Ltd.
   8.75%, 2/02/11 (a)                                     739               -0-             811,268          -0-            811,268
                                                                ----------------  ------------------  ----------    ----------------

Luxembourg-1.6%
Evraz Group SA
   8.25%, 11/10/15 (a)(d)                               2,534         1,734,682             892,250          -0-          2,626,932
Gazprom
   6.51%, 3/07/22 (a)(d)                                1,770         1,820,888                 -0-          -0-          1,820,888
Gazstream SA
   5.625%, 7/22/13 (a)(d)                                 639           638,924                 -0-          -0-            638,924

-----------------------------------------------------------------------------------------------------------------------------------
                                               Pro Forma
                                           AllianceBernstein                                                         Pro Forma
                                            Emerging Market    AllianceBernstein                                  AllianceBernstein
                                               Debt Fund       Emerging Market   AllianceBernstein                Emerging Market
                                            Principal Amount      Debt Fund        High Yield Fund                  Debt Fund
                                                 (000)          (U.S. $ Value)      (U.S. $ Value)  Adjustments   (U.S. $ Value)
-----------------------------------------------------------------------------------------------------------------------------------
Mobile Telesystems Finance SA
   8.00%, 1/28/12 (a)(d)             US$          1,173      $        -0-         $ 1,243,380       $    -0-          $ 1,243,380
   9.75%, 1/30/08 (a)(d)                          1,250         1,283,125                 -0-            -0-            1,283,125
Nell AF S.a.r.l.
   8.375%, 8/15/15 (a)(d)                           774               -0-             804,960            -0-              804,960
Russian Standard Finance
   7.50%, 10/07/10 (a)(d)                         1,273         1,244,358                 -0-            -0-            1,244,358
                                                          ----------------  ------------------      ---------    -----------------
                                                                6,721,977           2,940,590            -0-            9,662,567
                                                          ----------------  ------------------      ---------    -----------------
Malaysia-0.4%
Petronas Capital Ltd.
   7.00%, 5/22/12 (a)(d)                          2,322         2,518,882                 -0-            -0-            2,518,882
                                                          ----------------  ------------------      ---------    -----------------
Mexico-0.1%
Monterrey Power SA de CV
   9.625%, 11/15/09 (a)(d)                          587           646,108                 -0-            -0-              646,108
                                                          ----------------  ------------------      ---------    -----------------

Netherlands-0.9%
ALB Finance BV
   9.25%, 9/25/13 (a)(d)                          1,136         1,110,326                 -0-            -0-            1,110,326
Kazkommerts International BV
   8.50%, 4/16/13 (a)(d)                          1,150         1,216,125                 -0-            -0-            1,216,125
Mobifon Holdings BV
   12.50%, 7/31/10 (a)                            1,120               -0-           1,208,200            -0-            1,208,200
NXP BV/NXP Funding LLC
   8.105%, 10/15/13 (a)(b)(d)                       470               -0-             485,275            -0-              485,275
   9.50%, 10/15/15 (a)(d)                           215               -0-             225,750            -0-              225,750
TuranAlem Finance BV
   10.00%, 5/29/07 (a)(d)                         1,000         1,002,570                 -0-            -0-            1,002,570
                                                          ----------------  ------------------      ---------    -----------------
                                                                3,329,021           1,919,225            -0-            5,248,246
                                                          ----------------  ------------------      ---------    -----------------
Panama-0.2%
MMG Fiduciary (AES El Salvador)
   6.75%, 2/01/16 (a)(d)                          1,200         1,209,276                 -0-            -0-            1,209,276
                                                          ----------------  ------------------      ---------    -----------------

Peru-0.2%
IIRSA Norte Finance Ltd.
   8.75%, 5/30/24 (a)(d)                            806           949,808                 -0-            -0-              949,808
                                                          ----------------  ------------------      ---------    -----------------

Russia-2.2%
Alfa Bond Issuance PLC
   8.625%, 12/09/15 (a)                             900           908,100                 -0-            -0-              908,100
Gallery Capital SA
   10.125%, 5/15/13 (a)(d)                          960           941,270                 -0-            -0-              941,270
Gazprom OAO
   9.625%, 3/01/13 (a)(d)                         7,170         8,554,312                 -0-            -0-            8,554,312
Mobile Telesystems Finance
   9.75%, 1/30/08 (a)(d)                            250           256,650                 -0-            -0-              256,650
TNK-BP Finance SA
   7.50%, 7/18/16 (a)(d)                          2,308         2,443,516                 -0-            -0-            2,443,516
                                                          ----------------  ------------------      ---------    -----------------
                                                               13,103,848                 -0-            -0-           13,103,848
                                                          ----------------  ------------------      ---------    -----------------
Singapore-0.2%
Avago Technologies Finance
   10.125%, 12/01/13 (a)                            470               -0-             513,475            -0-              513,475
Flextronics International Ltd.
   6.50%, 5/15/13 (a)                               736               -0-             729,560            -0-              729,560
                                                          ----------------  ------------------      ---------    -----------------
                                                                      -0-           1,243,035            -0-            1,243,035
                                                          ----------------  ------------------      ---------    -----------------
South Africa-0.1%
Foodcorp Ltd.
   8.875%, 6/15/12 (a)(d)            EUR            463               -0-             672,901            -0-              672,901
                                                          ----------------  ------------------      ---------    -----------------

Ukraine-0.2%
Kyivstar
   10.375%, 8/17/09 (d)              US$          1,142           326,483             904,022            -0-            1,230,505
                                                          ----------------  ------------------      ---------    -----------------

United Kingdom-0.4%
Ineos Group Holdings PLC
   8.50%, 2/15/16 (a)(d)                            855               -0-             827,213            -0-              827,213
Inmarsat Finance PLC
   7.625%, 6/30/12 (a)                            1,029               -0-           1,075,305            -0-            1,075,305
   10.375%, 11/15/12 (a)(f)                         676               -0-             642,200            -0-              642,200
                                                          ----------------  ------------------      ---------    -----------------
                                                                      -0-           2,544,718            -0-            2,544,718
                                                          ----------------  ------------------      ---------    -----------------

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
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Pro Forma
                                                 AllianceBernstein                                                     Pro Forma
                                                  Emerging Market   AllianceBernstein                              AllianceBernstein
                                                     Debt Fund      Emerging Market   AllianceBernstein              Emerging Market
                                                  Principal Amount     Debt Fund       High Yield Fund                  Debt Fund
                                                       (000)         (U.S. $ Value)     (U.S. $ Value)  Adjustments   (U.S. $ Value)
-----------------------------------------------------------------------------------------------------------------------------------
United States-29.2%
The AES Corp.
   7.75%, 3/01/14 (a)                      US$      1,520         $     -0-         $ 1,607,400         $     -0-  $ 1,607,400
   9.00%, 5/15/15 (a)(d)                              399               -0-             426,930               -0-      426,930
AK Steel Corp.
   7.875%, 2/15/09 (a)                                428               -0-             428,000               -0-      428,000
Alion Science and Technology Corp.
   10.25%, 2/01/15 (a)(d)                             115               -0-             121,038               -0-      121,038
Allbritton Communications Co.
   7.75%, 12/15/12 (a)                                742               -0-             762,405               -0-      762,405
Allegheny Energy Supply
   7.80%, 3/15/11 (a)                                 735               -0-             777,262               -0-      777,262
   8.25%, 4/15/12 (a)(d)                            1,040               -0-           1,128,400               -0-    1,128,400
Allied Waste North America, Inc.
   6.375%, 4/15/11 (a)                                977               -0-             979,442               -0-      979,442
   6.875%, 6/01/17 (a)                                225               -0-             228,094               -0-      228,094
   Series B
   7.125%, 5/15/16 (a)                                799               -0-             818,975               -0-      818,975
   7.375%, 4/15/14 (a)                                345               -0-             350,175               -0-      350,175
American Tower Corp.
   7.125%, 10/15/12 (a)                             1,483               -0-           1,538,612               -0-    1,538,612
Amkor Technology, Inc.
   9.25%, 6/01/16 (a)                                 925               -0-             980,500               -0-      980,500
AMR Corp.
   9.00%, 8/01/12 (a)                                 664               -0-             697,200               -0-      697,200
Aquila, Inc.
   14.875%, 7/01/12 (a)                               629               -0-             819,272               -0-      819,272
Aramark Corp.
   8.50%, 2/01/15 (a)(d)                            1,055               -0-           1,103,794               -0-    1,103,794
Arch Western Finance LLC
   6.75%, 7/01/13 (a)                                 450               -0-             446,625               -0-      446,625
Associated Materials, Inc.
   11.25%, 3/01/14 (a)(f)                           1,195               -0-             896,250               -0-      896,250
Avis Budget Car Rental
   7.75%, 5/15/16 (a)(d)                              720               -0-             736,200               -0-      736,200
Berry Plastics Holding Corp.
   8.875%, 9/15/14 (a)                                755               -0-             777,650               -0-      777,650
The Bon-Ton Dept Stores, Inc.
   10.25%, 3/15/14 (a)                                645               -0-             698,213               -0-      698,213
Broder Brothers Co.
   Series B
   11.25%, 10/15/10 (a)                               405               -0-             412,087               -0-      412,087
Burlington Coat Factory Warehouse Corp.
   11.125%, 4/15/14 (a)                               280               -0-             298,200               -0-      298,200
CA, Inc.
   4.75%, 12/01/09 (a)(d)                             560               -0-             550,286               -0-      550,286
Cablevision Systems Corp.
   Series B
   8.00%, 4/15/12 (a)                               1,193               -0-           1,222,825               -0-    1,222,825
Cadbury Schweppes US Finance LLC
   5.125%, 10/01/13 (a)(d)                            535               -0-             521,409               -0-      521,409
Case New Holland, Inc.
   7.125%, 3/01/14 (a)                              1,345               -0-           1,412,250               -0-    1,412,250
   9.25%, 8/01/11 (a)                                 632               -0-             664,390               -0-      664,390
CCH I Holdings LLC
   11.75%, 5/15/14 (a)                              3,286               -0-           3,269,570               -0-    3,269,570
Chesapeake Energy Corp.
   7.50%, 9/15/13 (a)                                 410               -0-             428,450               -0-      428,450
   7.75%, 1/15/15 (a)                               1,251               -0-           1,307,295               -0-    1,307,295
Citizens Communications Co.
   6.25%, 1/15/13 (a)                               1,038               -0-           1,038,000               -0-    1,038,000
Clear Channel Communications, Inc.
   5.50%, 9/15/14 (a)                               1,224               -0-           1,085,328               -0-    1,085,328
   5.75%, 1/15/13 (a)                                 801               -0-             745,608               -0-      745,608
CMS Energy Corp.
   8.50%, 4/15/11 (a)                                 485               -0-             529,256               -0-      529,256
Complete Production Services, Inc.
   8.00%, 12/15/16 (a)(d)                             390               -0-             403,163               -0-      403,163

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
-----------------------------------------------------------------------------------------------------------------------------------
                                               Pro Forma
                                           AllianceBernstein                                                        Pro Forma
                                            Emerging Market    AllianceBernstein                                 AllianceBernstein
                                               Debt Fund       Emerging Market   AllianceBernstein               Emerging Market
                                            Principal Amount      Debt Fund        High Yield Fund                 Debt Fund
                                                 (000)          (U.S. $ Value)      (U.S. $ Value)   Adjustments  (U.S. $ Value)
-----------------------------------------------------------------------------------------------------------------------------------
Concentra Operating Corp.
   9.125%, 6/01/12 (a)                 US$          566      $        -0-     $       604,205      $        -0-    $    604,205
Continental Airlines, Inc.
   8.75%, 12/01/11 (a)                              715               -0-             706,063               -0-         706,063
   Series RJO3
   7.875%, 7/02/18 (a)                              229               -0-             238,386               -0-         238,386
Couche-Tard, Inc.
   7.50%, 12/15/13 (a)                              729               -0-             752,692               -0-         752,692
Covalence Specialty Materials Corp.
   10.25%, 3/01/16 (a)(d)                           370               -0-             378,325               -0-         378,325
Cricket Communications, Inc.
   9.375%, 11/01/14 (a)(d)                        1,110               -0-           1,184,925               -0-       1,184,925
Crown Americas
   7.625%, 11/15/13 (a)                             805               -0-             837,200               -0-         837,200
Crum & Forster Holdings Corp.
   7.75%, 5/01/17 (a)(d)                            465               -0-             467,325               -0-         467,325
   10.375%, 6/15/13                                 465               -0-             512,421               -0-         512,421
CSC Holdings, Inc.
   6.75%, 4/15/12 (a)                             1,506               -0-           1,504,118               -0-       1,504,118
   7.875%, 2/15/18 (a)                              215               -0-             223,869               -0-         223,869
DaVita, Inc.
   7.25%, 3/15/15 (a)                               731               -0-             747,447               -0-         747,447
Dex Media East LLC
   12.125%, 11/15/12 (a)                            570               -0-             621,300               -0-         621,300
Dex Media West LLC
   Series B
   8.50%, 8/15/10 (a)                               331               -0-             346,722               -0-         346,722
DIRECTV Holdings LLC
   6.375%, 6/15/15 (a)                            1,562               -0-           1,503,425               -0-       1,503,425
Dobson Cellular Systems, Inc.
   Series B
   8.375%, 11/01/11 (a)                             396               -0-             422,235               -0-         422,235
Dobson Communications Corp.
   8.875%, 10/01/13 (a)                             385               -0-             397,031               -0-         397,031
Dynegy Holdings, Inc.
   8.375%, 5/01/16 (a)                            1,430               -0-           1,506,863               -0-       1,506,863
Dynegy-Roseton Danskammer
   Series B
   7.67%, 11/08/16 (a)                            1,129               -0-           1,202,385               -0-       1,202,385
E*Trade Financial Corp.
   7.375%, 9/15/13 (a)                              525               -0-             547,969               -0-         547,969
   7.875%, 12/01/15 (a)                           1,417               -0-           1,528,589               -0-       1,528,589
   8.00%, 6/15/11 (a)                               465               -0-             488,831               -0-         488,831
Echostar DBS Corp.
   6.375%, 10/01/11 (a)                             690               -0-             696,900               -0-         696,900
   6.625%, 10/01/14 (a)                           1,520               -0-           1,542,800               -0-       1,542,800
   7.125%, 2/01/16 (a)                              390               -0-             406,088               -0-         406,088
Edison Mission Energy
   7.50%, 6/15/13 (a)                             1,080               -0-           1,123,200               -0-       1,123,200
   7.75%, 6/15/16 (a)                               455               -0-             478,888               -0-         478,888
El Paso Corp.
   7.375%, 12/15/12 (a)                             735               -0-             789,716               -0-         789,716
El Paso Production Holding Co.
   7.75%, 6/01/13 (a)                               940               -0-             989,648               -0-         989,648
Enterprise Products Operating LP
   8.375%, 8/01/66 (a)(g)                         1,530               -0-           1,694,232               -0-       1,694,232
Equistar Chemicals Funding LP
   10.125%, 9/01/08 (a)                             758               -0-             799,690               -0-         799,690
   10.625%, 5/01/11 (a)                             649               -0-             684,695               -0-         684,695
FastenTech, Inc.
   11.50%, 5/01/11 (a)                              460               -0-             488,175               -0-         488,175
Ford Motor Co.
   7.45%, 7/16/31 (a)                             2,043               -0-           1,616,524               -0-       1,616,524
Ford Motor Credit Co.
   4.95%, 1/15/08 (a)                               892               -0-             882,151               -0-         882,151
   7.00%, 10/01/13 (a)                            1,265               -0-           1,196,176               -0-       1,196,176
   8.11%, 1/13/12 (a)(b)                          1,505               -0-           1,484,401               -0-       1,484,401

-----------------------------------------------------------------------------------------------------------------------------------
                                                     Pro Forma
                                                 AllianceBernstein                                                    Pro Forma
                                                  Emerging Market    AllianceBernstein                             AllianceBernstein
                                                     Debt Fund       Emerging Market   AllianceBernstein           Emerging Market
                                                  Principal Amount      Debt Fund        High Yield Fund  Adjust-    Debt Fund
                                                       (000)          (U.S. $ Value)      (U.S. $ Value)  ments     (U.S. $ Value)
-----------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoran Copper & Gold, Inc.
   8.375%, 4/01/17 (a)                     US$          1,590      $        -0-         $ 1,739,063      $ -0-      $ 1,739,063
   10.125%, 2/01/10 (a)                                 2,254         1,628,476             739,644        -0-        2,368,120
Freescale Semiconductor, Inc.
   8.875%, 12/15/14 (a)(d)                              1,500               -0-           1,501,875        -0-        1,501,875
   10.125%, 12/15/16 (a)(d)                               400               -0-             404,000        -0-          404,000
General Motors Acceptance Corp.
   6.875%, 9/15/11 (a)                                  1,872               -0-           1,878,292        -0-        1,878,292
   8.00%, 11/01/31 (a)                                    475               -0-             509,834        -0-          509,834
General Motors Corp.
   8.25%, 7/15/23 (a)                                   2,025               -0-           1,832,625        -0-        1,832,625
   8.375%, 7/15/33 (a)                                  1,890               -0-           1,708,087        -0-        1,708,087
Georgia-Pacific Corp.
   7.00%, 1/15/15 (a)(d)                                  440               -0-             442,200        -0-          442,200
   7.125%, 1/15/17 (a)(d)                                 525               -0-             527,625        -0-          527,625
Goodman Global Holdings, Inc.
   7.875%, 12/15/12 (a)                                   578               -0-             582,335        -0-          582,335
The Goodyear Tire & Rubber Co.
   8.625%, 12/01/11 (a)(d)                                265               -0-             286,200        -0-          286,200
   9.00%, 7/01/15 (a)                                     990               -0-           1,091,475        -0-        1,091,475
Greektown Holdings LLC
   10.75%, 12/01/13 (a)(d)                                395               -0-             423,637        -0-          423,637
GSC Holdings Corp.
   8.00%, 10/01/12 (a)                                  1,185               -0-           1,263,506        -0-        1,263,506
Hanger Orthopedic Group, Inc.
   10.25%, 6/01/14 (a)                                    420               -0-             450,450        -0-          450,450
Harrahs Operating Co., Inc.
   5.625%, 6/01/15 (a)                                  1,930               -0-           1,659,800        -0-        1,659,800
   6.50%, 6/01/16 (a)                                     860               -0-             767,550        -0-          767,550
HCA, Inc.
   6.375%, 1/15/15 (a)                                  1,007               -0-             877,349        -0-          877,349
   6.50%, 2/15/16 (a)                                     795               -0-             692,644        -0-          692,644
   6.75%, 7/15/13 (a)                                     880               -0-             823,900        -0-          823,900
   10.375%, 11/15/16 (a)(d)(e)                          1,275               -0-           1,391,344        -0-        1,391,344
Hertz Corp.
   8.875%, 1/01/14 (a)                                    555               -0-             598,013        -0-          598,013
   10.50%, 1/01/16 (a)                                    545               -0-             621,300        -0-          621,300
Hexion US Finance Corp./
Hexion Nova Scotia Finance ULC
   9.75%, 11/15/14 (a)(d)                                 320               -0-             345,600        -0-          345,600
   9.86%, 11/15/14 (a)(b)(d)                              320               -0-             331,200        -0-          331,200
Hilcorp Energy I LP/Hilcorp Finance Co.
   7.75%, 11/01/15 (a)(d)                                 280               -0-             281,400        -0-          281,400
Horizon Lines LLC
   9.00%, 11/01/12 (a)                                    341               -0-             358,902        -0-          358,902
Host Hotels & Resorts LP
   6.875%, 11/01/14 (a)                                   235               -0-             240,581        -0-          240,581
Host Marriott LP
   Series Q
   6.75%, 6/01/16 (a)                                   1,530               -0-           1,554,863        -0-        1,554,863
Huntsman International LLC
   7.875%, 11/15/14 (a)(d)                                535               -0-             559,075        -0-          559,075
IASIS Healthcare Corp.
   8.75%, 6/15/14 (a)                                     751               -0-             778,224        -0-          778,224
Idearc, Inc.
   8.00%, 11/15/16 (a)(d)                                 950               -0-             990,375        -0-          990,375
Insight Communications Co., Inc.
   12.25%, 2/15/11 (a)                                    580               -0-             606,100        -0-          606,100
Insight Midwest LP
   9.75%, 10/01/09 (a)                                    425               -0-             431,906        -0-          431,906
Iron Mountain, Inc.
   6.625%, 1/01/16 (a)                                    775               -0-             751,750        -0-          751,750
Keystone Automotive Operations, Inc.
   9.75%, 11/01/13 (a)                                    494               -0-             469,300        -0-          469,300
L-3 Communications Corp.
   5.875%, 1/15/15 (a)                                    667               -0-             649,491        -0-          649,491
Lamar Media Corp.
   6.625%, 8/15/15 (a)                                    265               -0-             263,012        -0-          263,012

-----------------------------------------------------------------------------------------------------------------------------------
                                                     Pro Forma
                                                 AllianceBernstein                                                    Pro Forma
                                                  Emerging Market    AllianceBernstein                             AllianceBernstein
                                                     Debt Fund       Emerging Market   AllianceBernstein           Emerging Market
                                                  Principal Amount      Debt Fund        High Yield Fund  Adjust-    Debt Fund
                                                       (000)          (U.S. $ Value)      (U.S. $ Value)  ments     (U.S. $ Value)
------------------------------------------------------------------------------------------------------------------------------------
Lear Corp.
   Series B
   5.75%, 8/01/14 (a)                      US$            360      $        -0-     $       311,400      $ -0-     $    311,400
   8.50%, 12/01/13 (a)                                    225               -0-             221,625        -0-          221,625
   8.75%, 12/01/16 (a)                                  1,470               -0-           1,431,413        -0-        1,431,413
Level 3 Financing, Inc.
   9.25%, 11/01/14 (a)(d)                               1,425               -0-           1,480,219        -0-        1,480,219
   12.25%, 3/15/13 (a)                                    600               -0-             701,250        -0-          701,250
Liberty Media Corp.
   5.70%, 5/15/13 (a)                                     300               -0-             286,645        -0-          286,645
   7.875%, 7/15/09 (a)                                    237               -0-             248,095        -0-          248,095
   8.25%, 2/01/30 (a)                                     315               -0-             315,771        -0-          315,771
Liberty Mutual Group, Inc.
   5.75%, 3/15/14 (a)(d)                                  660               -0-             659,439        -0-          659,439
   7.80%, 3/15/37 (a)(d)                                  405               -0-             407,090        -0-          407,090
Lyondell Chemical Co.
   8.00%, 9/15/14 (a)                                     430               -0-             450,425        -0-          450,425
   8.25%, 9/15/16 (a)                                   1,430               -0-           1,530,100        -0-        1,530,100
MGM Mirage
   6.625%, 7/15/15 (a)                                  1,812               -0-           1,757,640        -0-        1,757,640
   7.625%, 1/15/17 (a)                                    320               -0-             326,400        -0-          326,400
   8.375%, 2/01/11 (a)                                  1,261               -0-           1,338,236        -0-        1,338,236
Mirant Americas Generation LLC
   8.50%, 10/01/21 (a)                                    700               -0-             740,250        -0-          740,250
Mohegan Tribal Gaming Authority
   7.125%, 8/15/14 (a)                                    680               -0-             690,200        -0-          690,200
The Mosaic Co.
   7.625%, 12/01/16 (a)(d)                              1,455               -0-           1,553,213        -0-        1,553,213
Mueller Group, Inc.
   10.00%, 5/01/12 (a)                                    505               -0-             545,400        -0-          545,400
NewPage Corp.
   10.00%, 5/01/12 (a)                                    533               -0-             588,965        -0-          588,965
Nortel Networks Ltd.
   10.125%, 7/15/13 (a)(d)                                645               -0-             711,113        -0-          711,113
NRG Energy, Inc.
   7.25%, 2/01/14 (a)                                     250               -0-             258,750        -0-          258,750
   7.375%, 2/01/16 - 1/15/17 (a)                        2,570               -0-           2,665,837        -0-        2,665,837
Owens Brockway Glass Container, Inc.
   6.75%, 12/01/14 (a)                                    830               -0-             835,188        -0-          835,188
   8.875%, 2/15/09 (a)                                  1,518               -0-           1,548,360        -0-        1,548,360
PanAmSat Corp.
   9.00%, 8/15/14 (a)                                     678               -0-             732,240        -0-          732,240
Peabody Energy Corp.
   Series B
   6.875%, 3/15/13 (a)                                  1,550               -0-           1,569,375        -0-        1,569,375
Penn National Gaming, Inc.
   6.875%, 12/01/11 (a)                                   829               -0-             834,181        -0-          834,181
PetroHawk Energy Corp.
   9.125%, 7/15/13 (a)                                    550               -0-             589,188        -0-          589,188
Qwest Capital Funding, Inc.
   7.25%, 2/15/11 (a)                                   2,926               -0-           2,995,492        -0-        2,995,492
Qwest Corp.
   6.875%, 9/15/33 (a)                                  1,045               -0-           1,018,875        -0-        1,018,875
Racers
   Series 06-6
   5.30%, 7/01/08 (a)(b)(d)                             9,935               -0-          10,602,954        -0-       10,602,954
Rainbow National Services LLC
   8.75%, 9/01/12 (a)(d)                                  441               -0-             470,767        -0-          470,767
   10.375%, 9/01/14 (a)(d)                                411               -0-             462,889        -0-          462,889
Range Resources Corp.
   7.50%, 5/15/16 (a)                                     595               -0-             617,312        -0-          617,312
RBS Global, Inc. and Rexnord Corp.
   9.50%, 8/01/14 (a)                                     600               -0-             642,000        -0-          642,000
   11.75%, 8/01/16 (a)                                    330               -0-             366,300        -0-          366,300
Regency Energy Partners
   8.375%, 12/15/13 (a)(d)                                835               -0-             860,050        -0-          860,050
Reliant Energy, Inc.
   9.50%, 7/15/13 (a)                                     851               -0-             919,080        -0-          919,080

-----------------------------------------------------------------------------------------------------------------------------------
                                                     Pro Forma
                                                 AllianceBernstein                                                    Pro Forma
                                                  Emerging Market    AllianceBernstein                             AllianceBernstein
                                                     Debt Fund       Emerging Market   AllianceBernstein           Emerging Market
                                                  Principal Amount      Debt Fund        High Yield Fund  Adjust-    Debt Fund
                                                       (000)          (U.S. $ Value)      (U.S. $ Value)  ments     (U.S. $ Value)
------------------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc.
   7.25%, 6/01/12 - 6/01/13 (a)             US$         2,035      $        -0-         $ 2,156,010      $  -0-     $ 2,156,010
   7.625%, 6/01/16 (a)                                    820               -0-             897,154         -0-         897,154
RH Donnelley Corp.
   Series A-2
   6.875%, 1/15/13 (a)                                    681               -0-             675,041         -0-         675,041
Rite Aid Corp.
   6.875%, 8/15/13 (a)                                    630               -0-             570,150         -0-         570,150
   9.25%, 6/01/13 (a)                                     450               -0-             457,875         -0-         457,875
Riviera Holdings Corp.
   11.00%, 6/15/10 (a)                                  1,202               -0-           1,253,085         -0-       1,253,085
Rural Cellular Corp.
   9.75%, 1/15/10 (a)                                     281               -0-             290,132         -0-         290,132
Russell-Stanley Holdings, Inc.
   9.00%, 11/30/08 (h)(i)(j)                              633               -0-              79,305         -0-          79,305
Sbarro, Inc.
   10.375%, 2/01/15 (a)(d)                                180               -0-             188,550         -0-         188,550
Select Medical Corp.
   7.625%, 2/01/15 (a)                                    643               -0-             578,700         -0-         578,700
Sensus Metering Systems, Inc.
   8.625%, 12/15/13 (a)                                   580               -0-             591,600         -0-         591,600
Serena Software, Inc.
   10.375%, 3/15/16 (a)                                   425               -0-             461,656         -0-         461,656
Sierra Pacific Resources
   8.625%, 3/15/14 (a)                                    535               -0-             575,970         -0-         575,970
Sirius Satellite Radio, Inc.
   9.625%, 8/01/13 (a)                                    380               -0-             380,000         -0-         380,000
Six Flags, Inc.
   9.625%, 6/01/14 (a)                                    785               -0-             759,487         -0-         759,487
SLM Corp.
   5.125%, 8/27/12 (a)                                    405               -0-             378,204         -0-         378,204
   Series A
   4.50%, 7/26/10 (a)                                     405               -0-             386,282         -0-         386,282
Southern Copper Corp.
   7.50%, 7/27/35 (a)                                   1,140         1,263,500                 -0-         -0-       1,263,500
Stater Brothers Holdings
   8.125%, 6/15/12 (a)                                    336               -0-             346,080         -0-         346,080
Sungard Data Systems, Inc.
   9.125%, 8/15/13 (a)                                  1,311               -0-           1,406,048         -0-       1,406,048
Tenet Healthcare Corp.
   7.375%, 2/01/13 (a)                                    725               -0-             681,500         -0-         681,500
   9.875%, 7/01/14 (a)                                    415               -0-             425,375         -0-         425,375
Tenneco, Inc.
   8.625%, 11/15/14 (a)                                   355               -0-             377,188         -0-         377,188
Tesoro Corp.
   6.25%, 11/01/12 (a)                                    730               -0-             744,600         -0-         744,600
Time Warner Telecom Holdings, Inc.
   9.25%, 2/15/14 (a)                                     540               -0-             580,500         -0-         580,500
Trinity Industries, Inc.
   6.50%, 3/15/14 (a)                                   1,240               -0-           1,233,800         -0-       1,233,800
Turning Stone Resort Casino Enterprise
   9.125%, 12/15/10 (a)(d)                                848               -0-             864,960         -0-         864,960
TXU Corp.
   Series P
   5.55%, 11/15/14 (a)                                  1,141               -0-           1,023,760         -0-       1,023,760
   Series Q
   6.50%, 11/15/24 (a)                                  1,023               -0-             885,319         -0-         885,319
United Rentals North America, Inc.
   7.00%, 2/15/14 (a)                                     225               -0-             229,500         -0-         229,500
   7.75%, 11/15/13 (a)                                  1,205               -0-           1,253,200         -0-       1,253,200
Universal City Development Partners
   11.75%, 4/01/10 (a)                                    727               -0-             772,437         -0-         772,437
Universal Hospital Services, Inc.
   10.125%, 11/01/11 (a)                                  661               -0-             708,160         -0-         708,160
Univision Communications, Inc.
   7.85%, 7/15/11 (a)                                     540               -0-             568,350         -0-         568,350
Ventas Realty LP/Capital Corp.
   6.75%, 4/01/17 (a)                                     429               -0-             439,725         -0-         439,725

-----------------------------------------------------------------------------------------------------------------------------------
                                                     Pro Forma
                                                 AllianceBernstein                                                    Pro Forma
                                                  Emerging Market    AllianceBernstein                             AllianceBernstein
                                                     Debt Fund       Emerging Market   AllianceBernstein           Emerging Market
                                                  Principal Amount      Debt Fund        High Yield Fund  Adjust-    Debt Fund
                                                       (000)          (U.S. $ Value)      (U.S. $ Value)  ments     (U.S. $ Value)
------------------------------------------------------------------------------------------------------------------------------------
Visant Corp.
   7.625%, 10/01/12 (a)                    US$            577      $        -0-     $       590,704      $  -0-    $    590,704
Visteon Corp.
   7.00%, 3/10/14 (a)                                     850               -0-             750,125         -0-         750,125
WDAC Subsidiary Corp.
   8.375%, 12/01/14 (a)(d)                                583               -0-             616,522         -0-         616,522
West Corp.
   9.50%, 10/15/14 (a)(d)                                 215               -0-             227,363         -0-         227,363
William Lyon Homes, Inc.
   10.75%, 4/01/13 (a)                                    564               -0-             555,540         -0-         555,540
Williams Cos, Inc.
   7.625%, 7/15/19 (a)                                  1,930               -0-           2,103,700         -0-       2,103,700
   7.875%, 9/01/21 (a)                                    837               -0-             926,977         -0-         926,977
Windstream Corp.
   8.125%, 8/01/13 (a)                                    466               -0-             505,610         -0-         505,610
   8.625%, 8/01/16 (a)                                    398               -0-             436,805         -0-         436,805
WMG Holdings Corp.
   9.50%, 12/15/14 (a)(f)                               1,695               -0-           1,288,200         -0-       1,288,200
Wynn Las Vegas LLC/Corp.
   6.625%, 12/01/14 (a)                                 1,590               -0-           1,593,975         -0-       1,593,975
XM Satellite Radio, Inc.
   9.75%, 5/01/14 (a)                                     465               -0-             466,163         -0-         466,163
                                                                ----------------  ------------------     -------   -------------
                                                                      2,891,976         170,795,805         -0-     173,687,781
                                                                ----------------  ------------------     -------   -------------
Total Corporates
   (cost $243,202,359)                                               44,529,853         197,980,142         -0-     242,509,995
                                                                ----------------  ------------------     -------   -------------


INFLATION LINKED SECURITIES-0.4%
Cayman Islands-0.2%
Unibanco Grand Cayman
   8.70%, 2/11/10 (a)(d)                   BRL          3,100         1,495,741                 -0-         -0-       1,495,741
                                                                ----------------  ------------------     -------   -------------
Uruguay-0.2%
Uruguay Government International Bond
   5.00%, 9/14/18 (a)                      UYU         21,424         1,018,281                 -0-         -0-       1,018,281
                                                                ----------------  ------------------     -------   -------------
Total Inflation Linked Securities
   (cost $2,312,720)                                                  2,514,022                 -0-         -0-       2,514,022
                                                                ----------------  ------------------     -------   -------------

NON-CONVERTIBLE PREFERRED STOCKS-0.1%
United States - 0.1%
ION Media Networks, Inc.                                  -0-               -0-               3,174         -0-           3,174
Sovereign REIT (a)(d)                                     501               -0-             744,454         -0-         744,454
                                                                ----------------  ------------------     -------   -------------
Total Non-Convertible Preferred Stocks
   (cost $475,184)                                                          -0-             747,628         -0-         747,628
                                                                ----------------  ------------------     -------   -------------

EQUITIES-WARRANTS -0.1%
Central Bank of Nigeria, expiring
   11/15/20 (a)(k)                         US$          2,500           637,500                 -0-         -0-         637,500
Pliant Corp., expiring
   6/01/10 (h)(i)(k)                                        1               -0-                   2         -0-               2
Republic of Venezuela, expiring
   4/15/20 (k)                                         48,195               -0-                 -0-         -0-             -0-
                                                                ================  ==================     =======   =============
Total Equities-Warrants
   (cost $7,317)                                                        637,500                   2         -0-         637,502
                                                                ----------------  ------------------     -------   -------------

COMMON STOCK-0.0%
Phase Metrics (h)(k)
   (cost $1,258,040)                                  126,418               -0-               1,264         -0-           1,264
                                                                --------------------------------------   -------   ---------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                     Pro Forma
                                                 AllianceBernstein                                                    Pro Forma
                                                  Emerging Market    AllianceBernstein                             AllianceBernstein
                                                     Debt Fund       Emerging Market   AllianceBernstein           Emerging Market
                                                  Principal Amount      Debt Fund        High Yield Fund  Adjust-    Debt Fund
                                                       (000)          (U.S. $ Value)      (U.S. $ Value)  ments     (U.S. $ Value)
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS-3.0%
Time Deposits- 3.0%
The Bank of New York
   4.25%, 5/01/07                          US$            580   $       580,000     $           -0-    $   -0-     $    580,000
Societe Generale
   5.28%, 5/01/07                                      16,900        16,900,000                 -0-        -0-       16,900,000
                                                                ----------------  ------------------     ------    -------------
Total Short-Term Investments
   (cost $17,480,000)                                                17,480,000                 -0-        -0-       17,480,000
                                                                ----------------  ------------------     ------    -------------


Total Investments-102.3%
   (cost $576,149,469)                                              409,601,978         198,729,036        -0-      608,331,014
Other assets less liabilities-(2.3%)                                (15,863,289)          2,110,218     40,000     (13,753,071)
                                                                ----------------  ------------------     ------    -------------
Net Assets-100%                                                   $ 393,738,689       $ 200,839,254    $40,000     $594,577,943
                                                                ================  ==================    =======    =============

CREDIT DEFAULT SWAP CONTRACTS

                                                                                                                      Pro Forma
                                         Pro Forma                                                                   Unrealized
Swap Counterparty &                   Notional Amount            Interest             Termination                   Appreciation/
Referenced Obligation                      (000)                   Rate                  Date       Adjustments    (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Buy Contracts:
Citigroup Global Markets, Inc.
(Republic of Hungary
4.50% 2/06/13)                           $   900                  0.50%                11/26/13        -0-         $   (15,647)
JPMorgan Chase
(Republic of Hungary
4.75% 2/03/15)                             4,220                   0.30                10/20/15        -0-             (9,202)
Lehman Brothers
(Republic of Venezuela
9.25% 9/15/27)                             3,820                   1.26                4/20/10         -0-            (24,328)

Sale Contracts:
Citigroup Global Markets, Inc.
(Republic of Brazil
12.25% 3/06/30)                            7,110                   3.09                8/20/10         -0-             612,507
Citigroup Global Markets, Inc.
(Republic of Philippines
10.625% 3/16/25)                           1,410                   4.95                3/20/09         -0-             122,372
Credit Suisse Markets
   First Boston
(Republic of Brazil
12.25% 3/06/30)                            1,900                   6.90                6/20/07         -0-             65,962
JPMorgan Chase
(Gazprom OAO
10.50% 10/21/09)                           4,560                   1.04                10/20/10        -0-             81,928
Lehman Brothers
(Republic of Venezuela
9.25%, 9/15/27                             6,980                   0.69                4/20/08         -0-             14,208
Morgan Stanley
(Republic of Brazil
10.125% 5/15/27)                           2,000                  17.75                2/13/08         -0-             349,831


FORWARD CURRENCY EXCHANGE CONTRACTS

                                                                                                                    Pro-Forma
                                         Pro-Forma                                                                  Unrealized
                                      Contract Amount          U.S. $ Value on      U.S. $ Value at               Appreciation/
                                           (000)               Origination Date     April 30, 2007  Adjustments   (Depreciation)
----------------------------------------------------------------------------------------------------------------------------------
Buy Contracts:
Polish Zloty
    settling 6/13/07                       6,453                $2,268,564          $  2,329,108    $  -0-        $   60,544

Sale Contracts:
Euro
    settling 5/29/07                         475                   635,512               649,021       -0-           (13,509)
Mexican Nuevo Peso
    settling 5/31/07                      49,215                 4,427,011             4,485,622       -0-           (58,611)
Mexican Nuevo Peso
    settling 6/28/07                      54,973                 4,989,162             5,002,871       -0-           (13,709)
Mexican Nuevo Peso
    settling 6/28/07                      24,120                 2,200,000             2,195,023       -0-             4,977
Polish Zloty
    settling 6/13/07                       6,446                 2,304,064             2,326,468       -0-           (22,404)
South Korean Won
    settling 6/25/07                   1,288,597                 1,391,723             1,385,767       -0-             5,956

REVERSE REPURCHASE AGREEMENTS

                                                                 Interest                                           Pro Forma
Broker                                                             Rate                Maturity     Adjustments      Amount
----------------------------------------------------------------------------------------------------------------------------------
ABN Amro Securities, Inc.                                          5.05%               12/31/07     $  -0-        $ 7,580,439
ABN Amro Securities, Inc.                                          5.10                12/31/07        -0-          5,620,159
UBS AG London                                                      0.75                12/31/07        -0-          7,833,805
UBS AG London                                                      4.75                12/31/07        -0-          3,390,938
UBS AG London                                                      5.25                12/31/07        -0-          2,974,684
                                                                                                    -------     ------------------
                                                                                                       -0-        $27,400,025
                                                                                                    -------     ------------------

(a) Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $562,898,699.
(b)  Floating Rate Security. Stated interest rate was in effect at April 30,
     2007.
(c) Position, or portion thereof, has been segregated to collateralize reverse repurchase agreements. The aggregate market value of these securities amounted to $27,864,707.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in the transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, the aggregate market value of these securities amounted to $132,746,538 or 22.3% of net assets.
(e)  Pay-In-Kind Payments (PIK).
(f) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(g)  Variable rate coupon, rate shown as of April 30, 2007.
(h)  Illiquid security, valued at fair value (see Note A).
(i) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.01% of net assets at April 30, 2007, are considered illiquid and restricted.


                                                                                                          Percentage of
Restricted Securities             Acquisition Date   Acquisition Cost       Market Value  Adjustments        Net Assets
----------------------------------------------------------------------------------------------------------------------
Russell-Stanley Holdings, Inc.     2/10/99-5/31/05    $7,530,199              $79,305     $  -0-              0.01%
9.00%, 11/30/08

Pliant Corp.-warrants                    10/4/2004         7,317                    2        -0-              0.00
Expiring 6/01/10

(j)  Security is in default and is non-income producing.
(k)  Non-income producing security.

Currency Abbreviations:
BRL - Brazilian Real
COP - Colombian Peso
CRC - Costa Rican Colon
HUF - Hungarian Forint
MXN - Mexican Peso
PEN - Peruvian New Sol
RUB - Russia Ruble
TRY - New Turkish Lira
UYU - Uruguayan Peso

See notes to Pro Forma AllianceBernstein Emerging Market Debt Fund financial statements.


PORTFOLIO OF INVESTMENTS
PRO FORMA ALLIANCEBERNSTEIN
EMERGING MARKET DEBT FUND                                                                AllianceBernstein Emerging Market Debt Fund
April 30, 2007 (unaudited)*                                                                   AllianceBernstein Corporate Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                Pro Forma
                                             AllianceBernstein   AllianceBernstein                                   Pro Forma
                                              Emerging Market      Emerging           AllianceBernstein            AllianceBernstein
                                                Debt Fund            Market               Corporate                 Emerging Market
                                             Principal Amount      Debt Fund               Bond Fund      Adjust-     Debt Fund
                                                  (000)          (U.S. $ Value)          (U.S. $ Value)   ments      (U.S. $ Value)
------------------------------------------------------------------------------------------------------------------------------------
CORPORATES-50.9%
Bermuda-0.1%
Digicel Ltd.
   9.25%, 9/01/12 (a)(b)               US$       1,344              $ 1,428,000            $        -0-    -0-         $ 1,428,000
                                                                ---------------        ----------------   ------    ----------------

Brazil-0.1%
Banco BMG SA
   9.15%, 1/15/16 (a)(b)                         1,300                1,404,000                     -0-    -0-           1,404,000
                                                                ---------------        ----------------   ------    ----------------

Canada-1.5%
Alcan, Inc.
   5.20%, 1/15/14                                3,500                      -0-               3,444,273    -0-           3,444,273
Inco Ltd.
   5.70%, 10/15/15                               7,995                      -0-               7,968,249    -0-           7,968,249
Rogers Cable, Inc.
   7.875%, 5/01/12                               1,500                      -0-               1,644,375    -0-           1,644,375
Shaw Communications, Inc.
   7.20%, 12/15/11                                 655                      -0-                 690,206    -0-             690,206
   7.25%, 4/06/11                                1,235                      -0-               1,298,294    -0-           1,298,294
                                                                ---------------        ----------------   ------    ----------------
                                                                            -0-              15,045,397    -0-          15,045,397
                                                                ---------------        ----------------   ------    ----------------
Cayman Islands-1.9%
C&M Finance Ltd.
   8.10%, 2/01/16 (a)(b)                           530                  562,463                     -0-    -0-             562,463
Mizuho Financial Group Cayman Ltd.
   8.375%, 4/27/09                               9,100                      -0-               9,595,040    -0-           9,595,040
MUFG Capital Finance 1 Ltd.
   6.346%, 7/25/16 (c)                           2,400                      -0-               2,451,214    -0-           2,451,214
Resona Preferred Global Securities
   7.191%, 7/30/15 (b)(c)                        5,000                      -0-               5,285,405    -0-           5,285,405
Vale Overseas Ltd.
   6.875%, 11/21/36 (a)                          1,115                1,182,678                     -0-    -0-           1,182,678
                                                                ---------------        ----------------   ------    ----------------
                                                                      1,745,141              17,331,659    -0-          19,076,800
                                                                ---------------        ----------------   ------    ----------------
China-0.2%
Chaoda Modern Agriculture
   7.75%, 2/08/10 (a)(b)                         1,523                1,553,460                     -0-    -0-           1,553,460
                                                                ---------------        ----------------   ------    ----------------

France-0.3%
Lafarge SA
   7.125%, 7/15/36                               2,500                      -0-               2,732,930    -0-           2,732,930
                                                                ---------------        -----------------  ------    ----------------

Germany-0.1%
Citigroup (JSC Severstal)
   9.25%, 4/19/14 (a)(b)                           810                  894,402                     -0-    -0-             894,402
Tyumen Oil Co.
   11.00%, 11/06/07 (a)(b)                         280                  286,440                     -0-    -0-             286,440
                                                                ---------------        ----------------   ------    ----------------
                                                                      1,180,842                     -0-    -0-           1,180,842
                                                                ---------------        ----------------   ------    ----------------
Hong Kong-0.2%
Noble Group Ltd.
   6.625%, 3/17/15 (a)(b)                        1,768                1,689,163                     -0-    -0-           1,689,163
                                                                ---------------        ----------------   ------    ----------------

Indonesia-0.1%
Deutsche Bank AG/London
   11.00%, 10/15/14 (a)                            540                  529,848                     -0-    -0-             529,848
                                                                ---------------        ----------------   ------    ----------------

Ireland-0.4%
BOI Capital Funding Number 2
   5.571%, 2/01/16 (b)(c)                        1,425                      -0-               1,402,791    -0-           1,402,791
Gazprombank
   6.50%, 9/23/15 (a)                              750                  755,625                     -0-    -0-             755,625
Red Arrow Intl Leasing PLC
   8.375%, 3/31/12 (a)                RUB       43,752                1,762,346                     -0-    -0-           1,762,346
                                                                ---------------        ----------------   ------    ----------------
                                                                      2,517,971               1,402,791    -0-           3,920,762
                                                                ---------------        ----------------   ------    ----------------
Japan-0.3%
ORIX Corp.
   5.48%, 11/22/11                    US$        3,000                      -0-               3,017,157    -0-           3,017,157
                                                                ---------------        ----------------   ------    ----------------

Kazakhstan-0.7%
Tengizchevroil Finance Co.
   6.124%, 11/15/14 (a)(b)                       7,002                  784,049               6,191,694    -0-           6,975,743
                                                                ---------------        ----------------   ------    ----------------

Luxembourg-2.3%
Evraz Group SA
   8.25%, 11/10/15 (a)(b)                        1,674                1,734,682                     -0-    -0-           1,734,682
Gazprom
   6.51%, 3/07/22 (a)(b)                         1,770                1,820,888                     -0-    -0-           1,820,888



                                                Pro Forma
                                             AllianceBernstein   AllianceBernstein                                     Pro Forma
                                              Emerging Market      Emerging          AllianceBernstein             AllianceBernstein
                                                Debt Fund            Market              Corporate                  Emerging Market
                                             Principal Amount      Debt Fund              Bond Fund      Adjust-        Debt Fund
                                                  (000)          (U.S. $ Value)         (U.S. $ Value)   ments       (U.S. $ Value)
------------------------------------------------------------------------------------------------------------------------------------
Gazstream SA
   5.625%, 7/22/13 (a)(b)             US$          639                $ 638,924           $        -0-    $ -0-      $ 638,924
Mobile Telesystems Finance
   9.75%, 1/30/08 (a)(b)                         1,250                1,283,125                    -0-      -0-      1,283,125
Russian Standard Finance
   7.50%, 10/07/10 (a)(b)                        2,587                1,244,358              1,284,435      -0-      2,528,793
Telecom Italia Capital, SA
   4.00%, 1/15/10                                5,000                      -0-              4,848,640      -0-      4,848,640
Tyco International Group, SA
   6.00%, 11/15/13                               9,550                      -0-             10,034,557      -0-     10,034,557
                                                                -----------------     -----------------   -------  -----------------
                                                                      6,721,977             16,167,632      -0-     22,889,609
                                                                -----------------     -----------------   -------  -----------------
Malaysia-0.3%
Petronas Capital Ltd.
   7.00%, 5/22/12 (a)(b)                         2,322                2,518,882                    -0-      -0-      2,518,882
                                                                -----------------     -----------------   -------  -----------------

Mexico-0.1%
Monterrey Power SA de CV
   9.625%, 11/15/09 (a)(b)                         587                  646,108                    -0-      -0-        646,108
                                                                -----------------     -----------------   -------  -----------------

Netherlands-0.3%
ALB Finance BV
   9.25%, 9/25/13 (a)(b)                         1,136                1,110,326                    -0-      -0-      1,110,326
Kazkommerts International BV
   8.50%, 4/16/13 (a)(b)                         1,150                1,216,125                    -0-      -0-      1,216,125
TuranAlem Finance BV
   10.00%, 5/29/07 (a)(b)                        1,000                1,002,570                    -0-      -0-      1,002,570
                                                                -----------------     -----------------   ------   -----------------
                                                                      3,329,021                    -0-      -0-      3,329,021
                                                                -----------------     -----------------   ------   -----------------
Panama-0.1%
MMG Fiduciary (AES El Salvador)
   6.75%, 2/01/16 (a)(b)                         1,200                1,209,276                    -0-      -0-      1,209,276
                                                                -----------------     -----------------   ------   -----------------

Peru-0.1%
IIRSA Norte Finance Ltd.
   8.75%, 5/30/24 (a)(b)                           806                  949,808                    -0-      -0-        949,808
                                                                -----------------     -----------------   ------   -----------------

Russia-1.3%
Alfa Bond Issuance PLC
   8.625%, 12/09/15 (a)                            900                  908,100                    -0-      -0-        908,100
Gallery Capital SA
   10.125%, 5/15/13 (a)(b)                         960                  941,270                    -0-      -0-        941,270
Gazprom OAO
   9.625%, 3/01/13 (a)(b)                        7,170                8,554,312                    -0-      -0-      8,554,312
Mobile Telesystems Finance
   9.75%, 1/30/08 (a)(b)                           250                  256,650                    -0-      -0-        256,650
TNK-BP Finance SA
   7.50%, 7/18/16 (a)(b)                         2,308                2,443,516                    -0-      -0-      2,443,516
                                                                -----------------     -----------------   ------   -----------------
                                                                     13,103,848                    -0-      -0-     13,103,848
                                                                -----------------     -----------------   ------   -----------------
Ukraine-0.0%
Kyivstar
   10.375%, 8/17/09 (b)                            303                  326,483                    -0-      -0-        326,483
                                                                -----------------     -----------------   ------   -----------------

United Kingdom-1.3%
BSKYB Finance UK PLC
   6.50%, 10/15/35 (b)                           4,000                      -0-              4,008,080      -0-      4,008,080
HBOS PLC
   6.413%, 9/29/49 (b)(c)                        5,000                      -0-              4,909,340      -0-      4,909,340
Vodafone Group PLC
   7.875%, 2/15/30                               3,800                      -0-              4,469,792      -0-      4,469,792
                                                                -----------------     -----------------   ------   -----------------
                                                                            -0-             13,387,212      -0-     13,387,212
                                                                -----------------     -----------------   ------   -----------------
United States-39.2%
AFC Capital Trust I
   Series B
   8.207%, 2/03/27                               5,000                      -0-              5,210,600      -0-      5,210,600
Altria Group, Inc.
   7.75%, 1/15/27 (d)                            5,000                      -0-              5,982,125      -0-      5,982,125
AMBAC Financial Group, Inc.
   6.15%, 2/15/37 (c)                            1,000                      -0-                958,608      -0-        958,608
Boston Scientific Corp.
   5.45%, 6/15/14                                1,505                      -0-              1,442,594      -0-      1,442,594
   6.00%, 6/15/11                                3,000                      -0-              3,030,198      -0-      3,030,198
   6.40%, 6/15/16                                1,495                      -0-              1,491,807      -0-      1,491,807
CA Preferred Funding Trust
   7.00%, 1/30/49                                9,000                      -0-              9,167,400      -0-      9,167,400
Clear Channel Communications, Inc.
   5.75%, 1/15/13                                2,500                      -0-              2,327,117      -0-      2,327,117
Comcast Cable Communications Holdings, Inc.
   9.455%, 11/15/22 (d)                         15,420                      -0-             20,334,693      -0-     20,334,693
Constellation Energy Group, Inc.
   7.60%, 4/01/32                                3,700                      -0-              4,262,259      -0-      4,262,259


                                                Pro Forma
                                             AllianceBernstein   AllianceBernstein                                    Pro Forma
                                              Emerging Market      Emerging          AllianceBernstein             AllianceBernstein
                                                Debt Fund            Market              Corporate                  Emerging Market
                                             Principal Amount      Debt Fund              Bond Fund       Adjust-      Debt Fund
                                                  (000)          (U.S. $ Value)         (U.S. $ Value)     ments     (U.S. $ Value)
------------------------------------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc.
   5.875%, 1/15/12                    US$        1,660             $        -0-            $ 1,684,495    $  -0-         $ 1,684,495
   5.95%, 3/15/17                                1,415                      -0-              1,405,515       -0-           1,405,515
CSX Transportation, Inc.
   9.75%, 6/15/20                                5,200                      -0-              6,879,200       -0-           6,879,200
DIRECTV Holdings LLC
   6.375%, 6/15/15                               5,155                      -0-              4,961,687       -0-           4,961,687
DR Horton, Inc.
   6.00%, 4/15/11                                4,256                      -0-              4,235,567       -0-           4,235,567
Dresdner Funding Trust I
   8.151%, 6/30/31 (b)                          10,000                      -0-             12,089,310       -0-          12,089,310
Duke Capital LLC
   8.00%, 10/01/19                               3,000                      -0-              3,452,967       -0-           3,452,967
Echostar DBS Corp.
   7.00%, 10/01/13                               4,300                      -0-              4,466,625       -0-           4,466,625
Electronic Data Systems Corp.
   Series B
   6.50%, 8/01/13                                6,000                      -0-              6,121,488       -0-           6,121,488
Embarq Corp.
   6.738%, 6/01/13                               5,000                      -0-              5,196,635       -0-           5,196,635
Energy Transfer Partners, LP
   5.95%, 2/01/15                                1,500                      -0-              1,525,356       -0-           1,525,356
Enterprise Products Operating LP
   Series B
   5.00%, 3/01/15                               10,000                      -0-              9,616,930       -0-           9,616,930
   6.65%, 10/15/34                               3,000                      -0-              3,104,175       -0-           3,104,175
Farmers Insurance Exchange
   8.625%, 5/01/24 (b)                           3,000                      -0-              3,582,729       -0-           3,582,729
Federated Department Stores, Inc.
   6.625%, 4/01/11                               2,500                      -0-              2,618,600       -0-           2,618,600
Fisher Scientific International, Inc.
   6.125%, 7/01/15                               3,000                      -0-              3,010,035       -0-           3,010,035
FPL Group Capital, Inc.
   6.35%, 10/01/66 (c)                           5,000                      -0-              5,077,435       -0-           5,077,435
Freeport-McMoran Copper & Gold, Inc.
   10.125%, 2/01/10 (a)                          1,550                1,628,476                    -0-       -0-           1,628,476
GSC Holdings Corp.
   8.00%, 10/01/12 (a)                           5,000                      -0-              5,331,250       -0-           5,331,250
Harrahs Operating Co., Inc.
   5.375%, 12/15/13                             10,000                      -0-              8,850,000       -0-           8,850,000
Humana, Inc.
   6.45%, 6/01/16                                2,200                      -0-              2,280,846       -0-           2,280,846
ILFC E-Capital Trust II
   6.25%, 12/21/65 (b)(c)                        1,500                      -0-              1,537,025       -0-           1,537,025
Indiantown Cogeneration LP
   Series A-9
   9.26%, 12/15/10                               5,936                      -0-              6,277,686       -0-           6,277,686
Insight Midwest LP
   9.75%, 10/01/09 (a)                           1,039                      -0-              1,055,884       -0-           1,055,884
International Steel Group, Inc.
   6.50%, 4/15/14                                2,565                      -0-              2,681,605       -0-           2,681,605
iStar Financial, Inc.
   5.375%, 4/15/10                               2,500                      -0-              2,498,127       -0-           2,498,127
ITT Corp.
   7.375%, 11/15/15                              5,035                      -0-              5,196,941       -0-           5,196,941
JC Penney Corp. Inc.
   7.40%, 4/01/37                                4,100                      -0-              4,548,491       -0-           4,548,491
Kansas Gas & Electric
   5.647%, 3/29/21 (d)                           5,000                      -0-              4,882,650       -0-           4,882,650
The Kroger Co.
   4.95%, 1/15/15                                5,250                      -0-              4,940,497       -0-           4,940,497
   7.50%, 4/01/31                                2,000                      -0-              2,164,088       -0-           2,164,088
Liberty Mutual Group, Inc.
   6.70%, 8/15/16 (b)                            5,000                      -0-              5,234,900       -0-           5,234,900
   7.80%, 3/15/37 (a)(b)                         2,705                      -0-              2,721,555       -0-           2,721,555
MGM Mirage
   6.75%, 9/01/12                                4,500                      -0-              4,505,625       -0-           4,505,625
Motorola, Inc.
   6.50%, 9/01/25                                2,035                      -0-              2,010,326       -0-           2,010,326
   7.50%, 5/15/25                                  325                      -0-                356,144       -0-             356,144
News America Holdings, Inc.
   7.75%, 12/01/45                               1,800                      -0-              2,050,574       -0-           2,050,574
News America, Inc.
   6.40%, 12/15/35                               5,000                      -0-              5,038,940       -0-           5,038,940
Nextel Communications, Inc.
   Series D
   7.375%, 8/01/15 (d)                          10,000                      -0-             10,344,750       -0-          10,344,750
   Series E
   6.875%, 10/31/13                              5,000                      -0-              5,138,395       -0-           5,138,395


                                                Pro Forma
                                             AllianceBernstein   AllianceBernstein                                     Pro Forma
                                              Emerging Market      Emerging          AllianceBernstein             AllianceBernstein
                                                Debt Fund            Market              Corporate                   Emerging Market
                                             Principal Amount      Debt Fund              Bond Fund      Adjust-       Debt Fund
                                                  (000)          (U.S. $ Value)         (U.S. $ Value)    ments      (U.S. $ Value)
------------------------------------------------------------------------------------------------------------------------------------
North Front Pass Through Trust
   5.81%, 12/15/24 (b)(c)             US$        5,000             $        -0-            $ 4,948,215  $   -0-          $ 4,948,215
Ohio Casualty Corp.
   7.30%, 6/15/14                                6,650                      -0-              7,076,883      -0-            7,076,883
Packaging Corp. of America
   5.75%, 8/01/13                                2,825                      -0-              2,799,530      -0-            2,799,530
Potomac Edison Co.
   5.35%, 11/15/14                               3,500                      -0-              3,450,954      -0-            3,450,954
Reed Elsevier Capital, Inc.
   4.625%, 6/15/12                               5,000                      -0-              4,841,340      -0-            4,841,340
Residential Capital Corp.
   6.375%, 6/30/10                              10,000                      -0-             10,026,740      -0-           10,026,740
Reynolds American, Inc.
   7.25%, 6/01/13                                3,000                      -0-              3,186,558      -0-            3,186,558
   7.625%, 6/01/16                               9,000                      -0-              9,846,810      -0-            9,846,810
RR Donnelley & Sons Co.
   4.95%, 4/01/14                                2,400                      -0-              2,221,068      -0-            2,221,068
Safeway, Inc.
   5.80%, 8/15/12 (d)                            5,000                      -0-              5,078,665      -0-            5,078,665
   7.25%, 2/01/31                                2,000                      -0-              2,134,508      -0-            2,134,508
Sara Lee Corp.
   6.125%, 11/01/32                              1,600                      -0-              1,486,429      -0-            1,486,429
SLM Corp.
   5.45%, 4/25/11                                3,000                      -0-              2,889,324      -0-            2,889,324
Source Gas LLC
   5.90%, 4/01/17 (b)                            3,000                      -0-              3,004,410      -0-            3,004,410
Southern Copper Corp.
   7.50%, 7/27/35 (a)                            3,040               1,263,500               2,105,833      -0-            3,369,333
Sprint Capital Corp.
   6.875%, 11/15/28                              4,500                      -0-              4,465,404      -0-            4,465,404
TECO Energy, Inc.
   7.00%, 5/01/12 (d)                            5,000                      -0-              5,325,000      -0-            5,325,000
Teck Cominco, Ltd.
   6.125%, 10/01/35                              5,000                      -0-              4,875,580      -0-            4,875,580
Tesoro Corp.
   6.25%, 11/01/12                               1,500                      -0-              1,530,000      -0-            1,530,000
Time Warner, Inc.
   7.70%, 5/01/32                                5,000                      -0-              5,713,340      -0-            5,713,340
Turner Broadcasting System, Inc.
   8.375%, 7/01/13                               9,473                      -0-             10,799,305      -0-           10,799,305
TXU Corp.
   Series P
   5.55%, 11/15/14                               7,000                      -0-              6,280,736      -0-            6,280,736
Tyson Foods, Inc.
   6.85%, 4/01/16                                7,000                      -0-              7,297,500      -0-            7,297,500
Union Carbide Corp.
   7.75%, 10/01/96 (d)                           5,000                      -0-              5,176,945      -0-            5,176,945
USB Realty Corp.
   6.091%, 12/22/49 (b)(c)                       5,000                      -0-              5,050,105      -0-            5,050,105
Verizon New Jersey, Inc.
   Series A
   5.875%, 1/17/12                               5,000                      -0-              5,104,135      -0-            5,104,135
Verizon New York, Inc.
   Series B
   7.375%, 4/01/32                               4,290                      -0-              4,581,643      -0-            4,581,643
Washington Mutual Preferred Funding Trust I
   6.534%, 3/29/49 (b)(c)                        2,700                      -0-              2,665,764      -0-            2,665,764
WellPoint, Inc.
   5.85%, 1/15/36 (d)                            4,400                      -0-              4,251,350      -0-            4,251,350
Weyerhaeuser Co.
   7.375%, 3/15/32                               4,300                      -0-              4,546,657      -0-            4,546,657
Williams Cos, Inc.
   7.625%, 7/15/19                               2,100                      -0-              2,289,000      -0-            2,289,000
Windstream Corp.
   8.125%, 8/01/13 (d)                           1,369                      -0-              1,485,365      -0-            1,485,365
WR Berkley Corp.
   5.60%, 5/15/15                                7,500                      -0-              7,414,027      -0-            7,414,027
Xcel Energy, Inc.
   6.50%, 7/01/36                                3,300                      -0-              3,472,009      -0-            3,472,009
ZFS Finance USA Trust I
   6.15%, 12/15/65 (b)(c)                        7,000                      -0-              7,143,206      -0-            7,143,206
                                                                -----------------     -----------------   -------      -------------
                                                                     2,891,976             387,446,787      -0-          390,338,763
                                                                -----------------     -----------------   -------      -------------
Total Corporates
   (cost $500,252,142)                                              44,529,853             462,723,259      -0-          507,253,112
                                                                -----------------     -----------------   -------      -------------

SOVEREIGNS-34.6%
Argentina-2.1%
Republic of Argentina
   5.475%, 8/03/12 (a)(e)                       12,168               11,623,959                    -0-       -0-          11,623,959
   8.28%, 12/31/33 (f)                           7,506                8,088,115                    -0-       -0-           8,088,115


                                                Pro Forma
                                             AllianceBernstein   AllianceBernstein                                    Pro Forma
                                              Emerging Market      Emerging          AllianceBernstein            AllianceBernstein
                                                Debt Fund            Market              Corporate                Emerging Market
                                             Principal Amount      Debt Fund              Bond Fund      Adjust-      Debt Fund
                                                  (000)          (U.S. $ Value)         (U.S. $ Value)    ments    (U.S. $ Value)
------------------------------------------------------------------------------------------------------------------------------------
   Series V
   7.00%, 3/28/11 (a)                 US$          1,120              $ 1,118,258      $        -0-    $     -0-      $ 1,118,258
                                                                -----------------     -------------    ------------   ------------
                                                                       20,830,332               -0-          -0-       20,830,332
                                                                -----------------     -------------    ------------   ------------
Brazil-6.9%
Republic of Brazil
   6.00%, 1/17/17 (a)                             12,256               12,501,120               -0-          -0-       12,501,120
   7.125%, 1/20/37 (a)                 BRL        10,658               12,054,198               -0-          -0-       12,054,198
   8.00%, 1/15/18 (a)                              3,173                3,601,355               -0-          -0-        3,601,355
   8.25%, 1/20/34 (a)                             10,711               13,768,991               -0-          -0-       13,768,991
   8.875%, 10/14/19 - 4/15/24 (a)                  5,280                6,821,977               -0-          -0-        6,821,977
   10.25%, 1/10/28 (a)                               654                  349,211               -0-          -0-          349,211
   11.00%, 8/17/40 (a)                 US$         1,917                2,600,410               -0-          -0-        2,600,410
   12.50%, 1/05/16 - 1/05/22 (a)       BRL        28,084               16,535,293               -0-          -0-       16,535,293
                                                                -----------------     -------------    ------------   ------------
                                                                       68,232,555               -0-          -0-       68,232,555
                                                                -----------------     -------------    ------------   ------------
Bulgaria-0.1%
Republic of Bulgaria
   8.25%, 1/15/15 (b)                  US$         1,124                1,333,626               -0-          -0-        1,333,626
                                                                -----------------     -------------    ------------   ------------

Colombia-1.5%
Republic of Colombia
   7.375%, 9/18/37 (a)                             3,626                4,053,868               -0-          -0-        4,053,868
   10.75%, 1/15/13 (a)                               795                  986,993               -0-          -0-          986,993
   11.75%, 3/01/10 (a)                 COP     3,761,000                1,897,417               -0-          -0-        1,897,417
   11.75%, 2/25/20 (f)                 US$         3,754                5,593,460               -0-          -0-        5,593,460
   12.00%, 10/22/15 (a)                COP     3,725,000                2,046,489               -0-          -0-        2,046,489
                                                                -----------------     -------------    ------------   ------------
                                                                       14,578,227               -0-          -0-       14,578,227
                                                                -----------------     -------------    ------------   ------------
Costa Rica-0.2%
Costa Rican Colon Structured Note
   Zero Coupon, 1/10/08 (a)           CRC          1,146                1,093,017               -0-          -0-        1,093,017
Republic of Costa Rica
   8.11%, 2/01/12 (a)(b)               US$           673                  736,935               -0-          -0-          736,935
                                                                -----------------     -------------    ------------   ------------
                                                                        1,829,952               -0-          -0-        1,829,952
                                                                -----------------     -------------    ------------   ------------
Dominican Republic-0.4%
Dominican Republic
   Zero Coupon, 6/11/07 (a)                        1,700                1,697,960               -0-          -0-        1,697,960
   Zero Coupon, 10/08/07 (a)                         488                  483,463               -0-          -0-          483,463
   8.625%, 4/20/27 (b)(e)                          1,223                1,423,572               -0-          -0-        1,423,572
                                                                -----------------     -------------    ------------   ------------
                                                                        3,604,995               -0-          -0-        3,604,995
                                                                -----------------     -------------    ------------   ------------
El Salvador-0.3%
Republic of El Salvador
   7.625%, 9/21/34 (a)(b)                            872                1,010,212               -0-          -0-        1,010,212
   7.65%, 6/15/35 (a)(b)                             776                  898,220               -0-          -0-          898,220
   8.50%, 7/25/11 (a)(b)                           1,000                1,106,000               -0-          -0-        1,106,000
                                                                -----------------     -------------    ------------   ------------
                                                                        3,014,432               -0-          -0-        3,014,432
                                                                -----------------     -------------    ------------   ------------
Hungary-0.1%
Republic of Hungary
   6.75%, 4/12/10 (a)                  HUF       180,080                  985,905               -0-          -0-          985,905
                                                                -----------------     -------------    ------------   ------------

Indonesia-1.0%
Indonesia - Recap Linked Note
   11.00%, 10/15/14 (a)                US$         1,003                1,080,231               -0-          -0-        1,080,231
   12.90%, 3/15/16 (a)                             1,930                2,330,475               -0-          -0-        2,330,475
Republic of Indonesia
   6.625%, 2/17/37 (a)(b)                          1,410                1,395,900               -0-          -0-        1,395,900
   6.75%, 3/10/14 (a)(b)                             645                  674,025               -0-          -0-          674,025
   6.875%, 3/09/17 (a)(b)                          1,587                1,682,220               -0-          -0-        1,682,220
   7.50%, 1/15/16 (a)(b)                           1,000                1,101,500               -0-          -0-        1,101,500
   8.50%, 10/12/35 (a)(b)                          1,645                2,021,237               -0-          -0-        2,021,237
                                                                -----------------     -------------    ------------   ------------
                                                                       10,285,588               -0-          -0-       10,285,588
                                                                -----------------     -------------    ------------   ------------
Jamaica-0.1%
Government of Jamaica
   9.25%, 10/17/25 (a)                               324                  370,980               -0-          -0-          370,980
   10.625%, 6/20/17 (a)                              835                1,015,778               -0-          -0-        1,015,778
                                                                -----------------     -------------    ------------   ------------
                                                                        1,386,758               -0-          -0-        1,386,758
                                                                -----------------     -------------    ------------   ------------
Lebanon-0.4%
Lebanese Republic
   7.875%, 5/20/11 (a)(b)                            875                  850,937               -0-          -0-          850,937
   10.125%, 8/06/08 (a)(b)                         3,048                3,101,340               -0-          -0-        3,101,340
   11.625%, 5/11/16 (a)(b)                           394                  454,085               -0-          -0-          454,085
                                                                -----------------     -------------    ------------   ------------
                                                                        4,406,362               -0-          -0-        4,406,362
                                                                -----------------     -------------    ------------   ------------
Malaysia-0.7%
Malaysia
   7.50%, 7/15/11 (a)                              6,338                6,904,389               -0-          -0-        6,904,389
                                                                -----------------     -------------    ------------   ------------

Mexico-4.7%
Mexican Bonos
   Series M
   9.00%, 12/22/11 (a)                MXN         78,000                7,492,399               -0-          -0-        7,492,399
   Series M 20
   10.00%, 12/05/24 (a)                           33,478                3,708,427               -0-          -0-        3,708,427

                                                Pro Forma
                                             AllianceBernstein   AllianceBernstein                                     Pro Forma
                                              Emerging Market      Emerging          AllianceBernstein            AllianceBernstein
                                                Debt Fund            Market              Corporate                  Emerging Market
                                             Principal Amount      Debt Fund              Bond Fund      Adjust-     Debt Fund
                                                  (000)          (U.S. $ Value)         (U.S. $ Value)    ments     (U.S. $ Value)
------------------------------------------------------------------------------------------------------------------------------------
   Series MI10
   9.00%, 12/20/12 (a)                MXN       39,037              $ 3,780,022        $        -0-    $     -0-      $ 3,780,022
United Mexican States
   5.625%, 1/15/17 (a)                US$        1,500                1,523,250                 -0-          -0-        1,523,250
   7.50%, 1/14/12 (a)                            1,950                2,136,225                 -0-          -0-        2,136,225
   8.125%, 12/30/19 (f)                          2,495                3,087,562                 -0-          -0-        3,087,562
   11.375%, 9/15/16 (a)                          2,901                4,170,187                 -0-          -0-        4,170,187
   Series A
   6.375%, 1/16/13 (a)                           7,582                8,010,383                 -0-          -0-        8,010,383
   6.75%, 9/27/34 (a)                            1,450                1,616,750                 -0-          -0-        1,616,750
   8.00%, 9/24/22 (a)                            9,362               11,655,690                 -0-          -0-       11,655,690
                                                                -----------------     -------------    ------------   ------------
                                                                     47,180,895                 -0-          -0-       47,180,895
                                                                -----------------     -------------    ------------   ------------
Morocco-0.1%
Kingdom of Morocco Loan Participation
   6.219%, 1/02/09 (a)(e)                          499                  497,941                 -0-          -0-          497,941
                                                                -----------------     -------------    ------------   ------------

Panama-1.6%
Republic of Panama
   6.70%, 1/26/36 (a)                            1,317                1,394,703                 -0-          -0-        1,394,703
   7.125%, 1/29/26 (a)                           3,560                3,916,000                 -0-          -0-        3,916,000
   7.25%, 3/15/15 (a)                              228                  249,660                 -0-          -0-          249,660
   8.875%, 9/30/27 (a)                           2,546                3,277,975                 -0-          -0-        3,277,975
   9.375%, 7/23/12-4/01/29 (a)                   5,693                7,368,633                 -0-          -0-        7,368,633
                                                                -----------------     -------------    ------------   ------------
                                                                     16,206,971                 -0-          -0-       16,206,971
                                                                -----------------     -------------    ------------   ------------

Peru-1.8%
Peru Bono Soberano
   8.20%, 8/12/26 (a)                 PEN        8,270                3,228,766                 -0-          -0-        3,228,766
   Series 7
   8.60%, 8/12/17 (a)                           11,995                4,570,922                 -0-          -0-        4,570,922
Republic of Peru
   7.35%, 7/21/25 (a)                 US$        3,839                4,462,838                 -0-          -0-        4,462,838
   8.375%, 5/03/16 (a)                           1,176                1,407,084                 -0-          -0-        1,407,084
   8.75%, 11/21/33 (a)                           2,738                3,675,765                 -0-          -0-        3,675,765
   9.875%, 2/06/15 (a)                              32                   40,720                 -0-          -0-           40,720
                                                                -----------------     -------------    ------------   ------------
                                                                     17,386,095                 -0-          -0-       17,386,095
                                                                -----------------     -------------    ------------   ------------

Philippines-2.6%
Republic of Philippines
   7.50%, 9/25/24 (a)                            1,300                1,436,500                 -0-          -0-        1,436,500
   7.75%, 1/14/31 (a)                            1,724                1,952,430                 -0-          -0-        1,952,430
   8.00%, 1/15/16 (a)                              282                  317,955                 -0-          -0-          317,955
   8.25%, 1/15/14 (a)                            2,758                3,088,960                 -0-          -0-        3,088,960
   8.875%, 3/17/15 (a)                           2,448                2,876,400                 -0-          -0-        2,876,400
   9.50%, 10/21/24 - 2/02/30 (a)                 3,488                4,623,460                 -0-          -0-        4,623,460
   9.875%, 1/15/19 (a)                           1,850                2,393,900                 -0-          -0-        2,393,900
   10.625%, 3/16/25 (a)                          6,239                8,906,173                 -0-          -0-        8,906,173
                                                                -----------------     -------------    ------------   ------------
                                                                     25,595,778                 -0-          -0-       25,595,778
                                                                -----------------     -------------    ------------   ------------

Russia-3.9%
Russian Federation
   7.50%, 3/31/30 (a)(b)                        19,602               22,247,702                 -0-          -0-       22,247,702
   11.00%, 7/24/18 (a)(b)                        1,615                2,318,333                 -0-          -0-        2,318,333
Russian Ministry of Finance
   Series V
   3.00%, 5/14/08 (a)                           12,299               11,991,525                 -0-          -0-       11,991,525
   Series VII
   3.00%, 5/14/11 (a)                            2,220                2,023,086                 -0-          -0-        2,023,086
                                                                -----------------     -------------    ------------   ------------
                                                                     38,580,646                 -0-          -0-       38,580,646
                                                                -----------------     -------------    ------------   ------------

South Africa-0.1%
Republic of South Africa
   7.375%, 4/25/12 (a)                           1,075                1,171,750                 -0-          -0-        1,171,750
                                                                -----------------     -------------    ------------   ------------

Turkey-3.1%
New Turkish Lira Credit Linked Note
   Zero Coupon, 6/28/07 (a)                        232                  236,104                 -0-          -0-          236,104
   Zero Coupon, 6/28/07 (a)                        774                  857,638                 -0-          -0-          857,638
   Zero Coupon, 6/28/07 (a)                        342                  375,875                 -0-          -0-          375,875
Republic of Turkey
   6.875%, 3/17/36 (a)                           7,016                6,796,750                 -0-          -0-        6,796,750
   7.00%, 6/05/20 (a)                            5,700                5,781,966                 -0-          -0-        5,781,966
   7.375%, 2/05/25 (a)                           9,719               10,010,570                 -0-          -0-       10,010,570
   9.50%, 1/15/14 (a)                              641                  745,163                 -0-          -0-          745,163
   11.00%, 1/14/13 (a)                             816                1,001,640                 -0-          -0-        1,001,640
Turkey Government Bond
   Zero Coupon, 11/26/08 (a)          TRY        9,933                5,500,458                 -0-          -0-        5,500,458
                                                                -----------------     -------------    ------------   ------------
                                                                     31,306,164                 -0-          -0-       31,306,164
                                                                -----------------     -------------    ------------   ------------

Ukraine-0.3%
Government of Ukraine
   6.58%, 11/21/16 (a)(b)             US$        1,368                1,398,780                 -0-          -0-        1,398,780
   7.65%, 6/11/13 (a)(b)                         1,411                1,527,407                 -0-          -0-        1,527,407
                                                                -----------------     -------------    ------------   ------------
                                                                      2,926,187                 -0-          -0-        2,926,187
                                                                -----------------     -------------    ------------   ------------

                                                Pro Forma
                                             AllianceBernstein   AllianceBernstein                                  Pro Forma
                                              Emerging Market      Emerging          AllianceBernstein            AllianceBernstein
                                                Debt Fund            Market              Corporate                 Emerging Market
                                             Principal Amount      Debt Fund              Bond Fund      Adjust-      Debt Fund
                                                  (000)          (U.S. $ Value)         (U.S. $ Value)    ments      (U.S. $ Value)
------------------------------------------------------------------------------------------------------------------------------------
Uruguay-0.7%
Republic of Uruguay
   7.625%, 3/21/36 (a)                US$           550           $      617,375       $        -0-    $     -0-        $ 617,375
   7.875%, 1/15/33 (a)(g)                         1,371                1,578,220                -0-          -0-        1,578,220
   8.00%, 11/18/22 (a)                            1,757                2,029,335                -0-          -0-        2,029,335
   9.25%, 5/17/17 (a)                             2,523                3,125,997                -0-          -0-        3,125,997
                                                                -----------------     -------------    ------------   ------------
                                                                       7,350,927                -0-          -0-        7,350,927
                                                                -----------------     -------------    ------------   ------------

Venezuela-1.9%
Republic of Venezuela
   5.75%, 2/26/16 (a)                             1,795                1,669,815                -0-          -0-        1,669,815
   6.00%, 12/09/20 (a)                            1,123                1,022,492                -0-          -0-        1,022,492
   7.00%, 12/01/18 (b)(f)                         3,904                3,943,040                -0-          -0-        3,943,040
   7.65%, 4/21/25 (a)                             1,900                1,996,900                -0-          -0-        1,996,900
   8.50%, 10/08/14 (a)                            1,585                1,753,802                -0-          -0-        1,753,802
   9.25%, 9/15/27 (f)                             2,868                3,534,810                -0-          -0-        3,534,810
   10.75%, 9/19/13 (a)                            1,071                1,305,549                -0-          -0-        1,305,549
   13.625%, 8/15/18 (f)                           2,428                3,617,720                -0-          -0-        3,617,720
                                                                -----------------     -------------    ------------   ------------
                                                                      18,844,128                -0-          -0-       18,844,128
                                                                -----------------     -------------    ------------   ------------
Total Sovereigns
   (cost $311,413,849)                                               344,440,603                -0-          -0-      344,440,603
                                                                -----------------     -------------    ------------   ------------

PREFERRED STOCKS-5.3%
Cayman Islands- 2.4%
Centaur Funding Corp.
   9.08% (b)                                     20,280                      -0-         23,905,050          -0-       23,905,050
                                                                -----------------     -------------    ------------   ------------

United Kingdom - 0.5%
Royal Bank of Scotland Group PLC
   6.35%                                        200,000                      -0-          5,076,000          -0-        5,076,000
                                                                -----------------     -------------    ------------   ------------

United States - 2.4%
Capital One Capital II
   7.50%                                        130,000                      -0-          3,428,100          -0-        3,428,100
CoBank ACB
   7.00% (b)                                    100,000                      -0-          5,154,600          -0-        5,154,600
Federal Home Loan Mortgage Corp.
   5.90%                                        120,000                      -0-          3,078,000          -0-        3,078,000
Morgan Stanley Group, Inc.
   6.06% (d)(e)                                 400,000                      -0-         10,480,000          -0-       10,480,000
Santander Finance Preferred SA Unipersonal
   6.80% (b)                                     67,000                      -0-          1,725,250          -0-        1,725,250
                                                                -----------------     -------------    ------------   ------------
                                                                             -0-         23,865,950          -0-       23,865,950
                                                                -----------------     -------------    ------------   ------------
Total Preferred Stocks
   (cost $48,400,000)                                                        -0-         52,847,000          -0-       52,847,000
                                                                -----------------     -------------    ------------   ------------

MORTGAGE PASS THROUGHS-5.0%
United States-5.0%
Federal National Mortgage Association
   Series 2005
   4.50%, 12/01/35                    US$        42,194                      -0-         39,670,778          -0-       39,670,778
   Series 2007
   5.50%, 3/01/37                                 9,966                      -0-          9,855,709          -0-        9,855,709
                                                                -----------------     -------------    ------------   ------------
Total Mortgage Pass Throughs
   (cost $49,257,100)                                                        -0-         49,526,487          -0-       49,526,487
                                                                -----------------     -------------    ------------   ------------

ASSET BACKED SECURITIES-1.0%
 United States- 1.0%
Chase Issuance Trust
   Series 2005-A7, Class A7
   4.55%, 3/15/13
   (cost $10,037,444)                            10,000                      -0-          9,876,145          -0-        9,876,145
                                                                -----------------     -------------    ------------   ------------

U.S. TREASURIES-0.8%
U.S. Treasury Note - 0.6%
   4.625%, 2/15/17                                6,000                      -0-          5,997,186          -0-        5,997,186
                                                                -----------------     -------------    ------------   ------------
U.S. Treasury Bond - 0.2%
   4.75%, 2/15/37                                 2,000                      -0-          1,978,438          -0-        1,978,438
                                                                -----------------     -------------    ------------   ------------
Total U.S. Treasuries
   (cost $8,053,070)                                                         -0-          7,975,624          -0-        7,975,624
                                                                -----------------     -------------    ------------   ------------

INFLATION LINKED SECURITIES-0.2%
Cayman Islands-0.1%
Unibanco Grand Cayman
   8.70%, 2/11/10 (a)(b)              BRL         3,100                1,495,741                -0-          -0-        1,495,741
                                                                -----------------     -------------    ------------   ------------
Uruguay-0.1%
Uruguay Government International Bond
   5.00%, 9/14/18 (a)                 UYU        21,424                1,018,281                -0-          -0-        1,018,281
                                                                -----------------     -------------    ------------   ------------
Total Inflation Linked Securities
   (cost $2,312,720)                                                   2,514,022                -0-          -0-        2,514,022
                                                                -----------------     -------------    ------------   ------------



                                                Pro Forma
                                             AllianceBernstein   AllianceBernstein                                    Pro Forma
                                              Emerging Market      Emerging          AllianceBernstein            AllianceBernstein
                                                Debt Fund            Market              Corporate                 Emerging Market
                                             Principal Amount      Debt Fund              Bond Fund     Adjust-       Debt Fund
                                                  (000)          (U.S. $ Value)         (U.S. $ Value)   ments     (U.S. $ Value)
------------------------------------------------------------------------------------------------------------------------------------
EQUITIES-WARRANTS-0.1%
Central Bank of Nigeria, expiring
   11/15/20 (a)(h)                       US$         2,500             $ 637,500      $         -0-    $     -0-         $ 637,500
Republic of Venezuela, expiring
   4/15/20 (h)                                      48,195                    -0-               -0-          -0-                -0-
                                                                -----------------     -------------    ------------  -------------
Total Equities-Warrants
   (cost $0)                                                             637,500                -0-          -0-           637,500
                                                                -----------------     -------------    ------------  -------------

SHORT-TERM INVESTMENTS-2.9%
Investment Companies- 1.1%
AllianceBernstein Fixed-Income
 Shares, Inc. - Prime STIF Portfolio (i)        11,381,333                    -0-       11,381,333           -0-        11,381,333
                                                                -----------------     -------------    ------------  -------------

Time Deposits- 1.8%
The Bank of New York
   4.25%, 5/01/07                                      580               580,000               -0-           -0-           580,000
Societe Generale
   5.28%, 5/01/07                                   16,900            16,900,000               -0-           -0-        16,900,000
                                                                -----------------     -------------    ------------  -------------
                                                                      17,480,000               -0-           -0-        17,480,000
                                                                -----------------     -------------    ------------  -------------
Total Short-Term Investments
   (cost $28,861,333)                                                 17,480,000        11,381,333           -0-        28,861,333
                                                                -----------------     -------------    ------------  -------------

Total Investments Before Security Lending Collateral
   (cost $958,587,658)                                               409,601,978       594,329,848           -0-     1,003,931,826
                                                                -----------------     -------------    ------------  -------------

INVESTMENT OF CASH COLLATERAL
   FOR SECURITIES LOANED-3.3%
Short Terms- 3.3%
UBS Private Money Market Fund, LLC
   (cost $33,070,742)                           33,070,742                   -0-        33,070,742           -0-        33,070,742
                                                                -----------------     -------------    ------------  -------------

Total Investments-104.1%
   (cost $991,658,400)                                               409,601,978       627,400,590           -0-     1,037,002,568
Other assets less liabilities-(4.1%)                                 (15,863,289)      (25,445,794)      40,000        (41,309,083)
                                                                -----------------     -------------    ------------  -------------
Net Assets-100%                                                    $ 393,738,689     $ 601,954,796     $ 40,000      $ 995,733,485
                                                                =================     =============    ============  ==============


CREDIT DEFAULT SWAP CONTRACTS

                                                                                                                    Pro Forma
                                                   Pro Forma                                                        Unrealized
Swap Counterparty &                              Notional Amount       Interest              Termination           Appreciation/
Referenced Obligation                               (000)                Rate                   Date              (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Buy Contracts:
Citigroup Global Markets, Inc.
(Republic of Hungary
4.50% 2/06/13)                                       $900               0.50%                 11/26/13                $(15,647)
JPMorgan Chase
(Republic of Hungary
4.75% 2/03/15)                                      4,220                0.30                 10/20/15                 (9,202)
Lehman Brothers
(Republic of Venezuela
9.25% 9/15/27)                                      3,820                1.26                  4/20/10                (24,328)
Morgan Stanley Time Warner                          5,000                0.37                  5/1/12                 (24,570)
Reed Elsevier Capital, Inc.                         5,000                0.32                  6/20/12                (18,682)

Sale Contracts:
Citigroup Global Markets, Inc.
(Republic of Brazil
12.25% 3/06/30)                                     7,110                3.09                  8/20/10                 612,507
Citigroup Global Markets, Inc.
(Republic of Philippines
10.625% 3/16/25)                                    1,410                4.95                  3/20/09                 122,372
Credit Suisse Markets
   First Boston
(Republic of Brazil
12.25% 3/06/30)                                     1,900                6.90                  6/20/07                 65,962
JPMorgan Chase
(Gazprom OAO
10.50% 10/21/09)                                    4,560                1.04                 10/20/10                 81,928
Lehman Brothers
(Republic of Venezuela
9.25%, 9/15/27                                      6,980                0.69                  4/20/08                 14,208

CREDIT DEFAULT SWAP CONTRACTS (continued)
                                                                                                                    Pro Forma
                                                   Pro Forma                                                         Unrealized
Swap Counterparty &                              Notional Amount       Interest              Termination            Appreciation/
Referenced Obligation                               (000)                Rate                   Date              (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Sale Contracts (continued):
Lehman Brothers
   Avalon Bay Communities, Inc.
   Series H, Preferred Stock CIT Group,
   Inc. Series A, Preferred Stock Duke
   Energy Corp., Series C, Preferred
   Stock Merrill Lynch & Co., Inc.
   Series 1, Preferred Stock MetLife,
   Inc., Series B, Preferred Stock Royal
   Bank of Scotland Group PLC Series M,
   Preferred Stock Washington Mutual, Inc.
   Series A                                        $10,000              1.58%                  9/20/07                 $65,140
Merrill Lynch Union Pacific Corp.                    6,000              0.53                  12/20/10                 (16,531)
Morgan Stanley
(Republic of Brazil
10.125% 5/15/27)                                    2,000               17.75                  2/13/08                 349,831


FORWARD CURRENCY EXCHANGE CONTRACTS
                                                                                                                      Pro-Forma
                                                 Pro-Forma                                                          Unrealized
                                              Contract Amount     U.S. $ Value on        U.S. $ Value at            Appreciation/
                                                   (000)         Origination Date         April 30, 2007            Depreciation
------------------------------------------------------------------------------------------------------------------------------------
Buy Contracts:
Polish Zloty
    settling 6/13/07                                6,453             $2,268,564             $2,329,108                $60,544

Sale Contracts:
Mexican Nuevo Peso
    settling 5/31/07                                49,215            4,427,011               4,485,622               (58,611)
Mexican Nuevo Peso
    settling 6/28/07                                54,973            4,989,162               5,002,871               (13,709)
Mexican Nuevo Peso
    settling 6/28/07                                24,120            2,200,000               2,195,023                 4,977
Polish Zloty
    settling 6/13/07                                6,446             2,304,064               2,326,468               (22,404)
South Korean Won
    settling 6/25/07                             1,288,597           1,391,723               1,385,767                 5,956
INTEREST RATE SWAP CONTRACT


                                                                                   Rate Type
                                 Pro Forma                           --------------------------------------       Pro Forma
                               Notional Amount      Termination       Payments made       Payments received       Unrealized
Swap Counterparty                  (000)              Date           by the Portfolio     by the Portfolio        Appreciation
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase                   $22,000            8/04/36         3 Month LIBOR+            5.643%               $839,810


+LIBOR (London Interbank Offered Rate)


REVERSE REPURCHASE AGREEMENTS

                                            Interest                                       Pro Forma
Broker                                        Rate                  Maturity                Amount
------------------------------------------------------------------------------------------------------
ABN Amro Securities, Inc.                    5.05%                 12/31/07               $7,580,439
ABN Amro Securities, Inc.                     5.10                 12/31/07                5,620,159
UBS AG London                                 0.75                 12/31/07                7,833,805
UBS AG London                                 4.75                 12/31/07                3,390,938
UBS AG London                                 5.25                 12/31/07                2,974,684
                                                                                    ------------------
                                                                                          $27,400,025
                                                                                    ------------------

* Depending upon market conditions, up to 2/3 of Corporate Bond's securities may be disposed prior to its Acquisition by Emerging Market Debt.

(a) Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $363,930,788.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in the transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, the aggregate market value of these securities amounted to $189,063,956 or 19.0% of net assets.

(d)  Represents entire or partial securities out on loan.

(c)  Variable rate coupon, rate shown as of April 30, 2007.

(e)  Floating Rate Security. Stated interest rate was in effect at April 30,
     2007.

(f) Position, or portion thereof, has been segregated to collateralize reverse repurchase agreements. The aggregate market value of these securities amounted to $27,864,707.

(g)  Pay-In-Kind Payments (PIK).

(h)  Non-income producing security.

(i)  Investment in affiliated money market mutual fund.

Currency Abbreviations:

BRL - Brazilian Real
COP - Colombian Peso
CRC - Costa Rican Colon
HUF - Hungarian Forint
MXN - Mexican Peso
PEN - Peruvian New Sol
RUB - Russia Ruble
TRY - New Turkish Lira
UYU - Uruguayan Peso

See notes to Pro Forma AllianceBernstein Emerging Market Debt Fund financial statements.


PORTFOLIO OF INVESTMENTS
PRO FORMA ALLIANCEBERNSTEIN                                                              AllianceBernstein Emerging Market Debt Fund
EMERGING MARKET DEBT FUND                                                                          AllianceBernstein High Yield Fund
April 30, 2007 (unaudited)                                                                     AllianceBernstein Corporate Bond Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                        Pro Forma                                                                      Pro Forma
                                   AllianceBernstein  AllianceBernstein                                           AllianceBernstein
                                    Emerging Market      Emerging        AllianceBernstein  AllianceBernstein          Emerging
                                        Debt Fund         Market               High           Corporate                  Market
                                     Principal Amount   Debt Fund           Yield Fund        Bond Fund     Adjust-    Debt Fund
                                          (000)       (U.S. $ Value)       (U.S. $ Value)   (U.S. $ Value)   ments   (U.S. $ Value)
-----------------------------------------------------------------------------------------------------------------------------------
CORPORATES-58.9%
Bermuda-0.5%
Digicel Ltd.
   9.25%, 9/01/12 (a)(b)           US$    2,341          $ 1,428,000      $   1,059,312   $        -0-     $    -0-     $ 2,487,312
Intelsat Bermuda, Ltd.
   8.625%, 1/15/15 (a)                      672                  -0-            718,200            -0-          -0-         718,200
   11.25%, 6/15/16 (a)(b)                 1,514                  -0-          1,727,853            -0-          -0-       1,727,853
NCL Corp.
   10.625%, 7/15/14 (a)                     688                  -0-            684,560            -0-          -0-         684,560
                                                       -------------      -------------   ------------      ---------   -----------
                                                           1,428,000          4,189,925            -0-          -0-       5,617,925
                                                       -------------      -------------   ------------      ---------   -----------
Brazil-0.1%
Banco BMG SA
   9.15%, 1/15/16 (a)(b)                  1,300            1,404,000                -0-            -0-          -0-       1,404,000
                                                       -------------      -------------   ------------      ---------   -----------

Canada-1.8%
Alcan, Inc.
   5.20%, 1/15/14                         3,500                  -0-                -0-      3,444,273          -0-       3,444,273
Bombardier, Inc.
   8.00%, 11/15/14 (a)(b)                 1,060                  -0-          1,093,125            -0-          -0-       1,093,125
Inco Ltd.
   5.70%, 10/15/15                        7,995                  -0-                -0-      7,968,249          -0-       7,968,249
Ispat Inland ULC
   9.75%, 4/01/14 (a)                       789                  -0-            878,668            -0-          -0-         878,668
Quebecor Media, Inc.
   7.75%, 3/15/16 (a)                     1,460                  -0-          1,533,000            -0-          -0-       1,533,000
Rogers Cable, Inc.
   6.75%, 3/15/15 (a)                     1,028                  -0-          1,081,970            -0-          -0-       1,081,970
   7.875%, 5/01/12                        1,500                  -0-                -0-      1,644,375          -0-       1,644,375
Rogers Wireless, Inc.
   7.25%, 12/15/12 (a)                      739                  -0-            796,273            -0-          -0-         796,273
   7.50%, 3/15/15 (a)                     1,248                  -0-          1,366,560            -0-          -0-       1,366,560
Shaw Communications, Inc.
   7.20%, 12/15/11                          655                  -0-                -0-        690,206          -0-         690,206
   7.25%, 4/06/11                         1,235                  -0-                -0-      1,298,294          -0-       1,298,294
                                                       -------------      -------------   ------------      ---------   -----------
                                                                 -0-          6,749,596     15,045,397          -0-      21,794,993
                                                       -------------      -------------   ------------      ---------   -----------
Cayman Islands-1.7%
C&M Finance Ltd.
   8.10%, 2/01/16 (a)(b)                    530              562,463                -0-            -0-          -0-         562,463
Mizuho Financial Group Cayman Ltd.
   8.375%, 4/27/09                        9,100                  -0-                -0-      9,595,040          -0-       9,595,040
MUFG Capital Finance 1 Ltd.
   6.346%, 7/25/16 (c)                    2,400                  -0-                -0-      2,451,214          -0-       2,451,214
Resona Preferred Global Securities
   7.191%, 7/30/15 (b)(c)                 5,000                  -0-                -0-      5,285,405          -0-       5,285,405
Seagate Technology HDD Holdings
   6.375%, 10/01/11 (a)                   1,205                  -0-          1,200,481            -0-          -0-       1,200,481
Vale Overseas Ltd.
   6.875%, 11/21/36 (a)                   1,115            1,182,678                -0-            -0-          -0-       1,182,678
                                                       -------------      -------------   ------------      ---------   -----------
                                                           1,745,141          1,200,481     17,331,659          -0-      20,277,281
                                                       -------------      -------------   ------------      ---------   -----------
China-0.1%
Chaoda Modern Agriculture
   7.75%, 2/08/10 (a)(b)                  1,523            1,553,460                -0-            -0-          -0-       1,553,460
                                                       -------------      -------------   ------------      ---------   -----------
France-0.3%
Compagnie Generale de Geophysique-Veritas
   7.50%, 5/15/15 (a)                       380                  -0-            399,000            -0-          -0-         399,000
   7.75%, 5/15/17 (a)                        70                  -0-             74,025            -0-          -0-          74,025
Lafarge SA
   7.125%, 7/15/36                        2,500                  -0-                -0-      2,732,930          -0-       2,732,930
Rhodia SA
   8.875%, 6/01/11 (a)                      669                  -0-            699,105            -0-          -0-         699,105
                                                       -------------      -------------   ------------      ---------   -----------
                                                                 -0-          1,172,130      2,732,930          -0-       3,905,060
                                                       -------------      -------------   ------------      ---------   -----------

Germany-0.2%
Citigroup (JSC Severstal)
   9.25%, 4/19/14 (a)(b)                  1,928              894,402          1,234,496            -0-          -0-       2,128,898
Tyumen Oil Co.
   11.00%, 11/06/07 (a)(b)                  280              286,440                -0-            -0-          -0-         286,440
                                                       -------------      -------------   ------------      ---------   -----------
                                                           1,180,842          1,234,496            -0-          -0-       2,415,338
                                                       -------------      -------------   ------------      ---------   -----------
Hong Kong-0.1%
Noble Group Ltd.
   6.625%, 3/17/15 (a)(b)                 1,768            1,689,163                -0-            -0-          -0-       1,689,163




------------------------------------------------------------------------------------------------------------------------------------
                                        Pro Forma                                                                      Pro Forma
                                   AllianceBernstein  AllianceBernstein                                           AllianceBernstein
                                    Emerging Market      Emerging       AllianceBernstein  AllianceBernstein           Emerging
                                        Debt Fund         Market              High           Corporate                   Market
                                     Principal Amount   Debt Fund          Yield Fund        Bond Fund     Adjust-     Debt Fund
                                          (000)       (U.S. $ Value)      (U.S. $ Value)   (U.S. $ Value)   ments    (U.S. $ Value)
------------------------------------------------------------------------------------------------------------------------------------
Indonesia-0.0%
Deutsche Bank AG/London
   11.00%, 10/15/14 (a)            US$       540          $ 529,848      $        -0-     $     -0-        $    -0-       $ 529,848
                                                       -------------      -------------   ------------      ---------   -----------

Ireland-0.5%
BOI Capital Funding Number 2
   5.571%, 2/01/16 (b)(c)                  1,425                -0-               -0-     1,402,791             -0-       1,402,791
Elan Finance PLC/Elan Finance Corp.
   7.75%, 11/15/11 (a)                     1,610                -0-         1,601,950            -0-            -0-       1,601,950
Gazprombank
   6.50%, 9/23/15 (a)                        750            755,625               -0-            -0-            -0-         755,625
Red Arrow Intl Leasing PLC
   8.375%, 3/31/12 (a)             RUB    43,752          1,762,346               -0-            -0-            -0-       1,762,346
                                                       -------------      -------------   ------------      ---------   -----------
                                                          2,517,971        1,601,950      1,402,791             -0-       5,522,712
                                                       -------------      -------------   ------------      ---------   -----------
Japan-0.2%
ORIX Corp.
   5.48%, 11/22/11                 US$     3,000                 -0-               -0-    3,017,157             -0-       3,017,157
                                                       -------------      -------------   ------------      ---------   -----------

Kazakhstan-0.6%
Tengizchevroil Finance Co.
   6.124%, 11/15/14 (a)(b)                 7,002            784,049               -0-     6,191,694             -0-       6,975,743
                                                       -------------      -------------   ------------      ---------   -----------

Liberia-0.1%
Royal Caribbean Cruises Ltd.
   8.75%, 2/02/11 (a)                        739                -0-           811,268            -0-            -0-         811,268
                                                       -------------      -------------   ------------      ---------   -----------

Luxembourg-2.2%
Evraz Group SA
   8.25%, 11/10/15 (a)(b)                  2,534          1,734,682           892,250            -0-            -0-       2,626,932
Gazprom
   6.51%, 3/07/22 (a)(b)                   1,770          1,820,888               -0-            -0-            -0-       1,820,888
Gazstream SA
   5.625%, 7/22/13 (a)(b)                    639            638,924               -0-            -0-            -0-         638,924
Mobile Telesystems Finance SA
   8.00%, 1/28/12 (a)(b)                   1,173                -0-         1,243,380            -0-            -0-       1,243,380
   9.75%, 1/30/08 (a)(b)                   1,250          1,283,125               -0-            -0-            -0-       1,283,125
Nell AF S.a.r.l.
   8.375%, 8/15/15 (a)(b)                    774                -0-           804,960            -0-            -0-         804,960
Russian Standard Finance
   7.50%, 10/07/10 (a)(b)                  2,587          1,244,358               -0-     1,284,435             -0-       2,528,793
Telecom Italia Capital, SA
   4.00%, 1/15/10                          5,000                -0-               -0-     4,848,640             -0-       4,848,640
Tyco International Group, SA
   6.00%, 11/15/13                         9,550                -0-               -0-    10,034,557             -0-      10,034,557
                                                       -------------      -------------   ------------      ---------   -----------
                                                          6,721,977         2,940,590    16,167,632             -0-      25,830,199
                                                       -------------      -------------   ------------      ---------   -----------

Malaysia-0.2%
Petronas Capital Ltd.
   7.00%, 5/22/12 (a)(b)                   2,322          2,518,882               -0-            -0-            -0-       2,518,882
                                                       -------------      -------------   ------------      ---------   -----------

Mexico-0.1%
Monterrey Power SA de CV
   9.625%, 11/15/09 (a)(b)                   587            646,108               -0-            -0-            -0-         646,108
                                                       -------------      -------------   ------------      ---------   -----------

Netherlands-0.4%
ALB Finance BV
   9.25%, 9/25/13 (a)(b)                   1,136          1,110,326               -0-            -0-            -0-       1,110,326
Kazkommerts International BV
   8.50%, 4/16/13 (a)(b)                   1,150          1,216,125               -0-            -0-            -0-       1,216,125
Mobifon Holdings BV
   12.50%, 7/31/10 (a)                     1,120                -0-         1,208,200            -0-            -0-       1,208,200
NXP BV/NXP Funding LLC
   8.105%, 10/15/13 (a)(b)(d)                470                -0-           485,275            -0-            -0-         485,275
   9.50%, 10/15/15 (a)(b)                    215                -0-           225,750            -0-            -0-         225,750
TuranAlem Finance BV
   10.00%, 5/29/07 (a)(b)                  1,000          1,002,570               -0-            -0-            -0-       1,002,570
                                                       -------------      -------------   ------------      ---------   -----------
                                                          3,329,021         1,919,225            -0-            -0-       5,248,246
                                                       -------------      -------------   ------------      ---------   -----------
Panama-0.1%
MMG Fiduciary (AES El Salvador)
   6.75%, 2/01/16 (a)(b)                   1,200          1,209,276               -0-            -0-            -0-       1,209,276
                                                       -------------      -------------   ------------      ---------   -----------
Peru-0.1%
IIRSA Norte Finance Ltd.
   8.75%, 5/30/24 (a)(b)                     806            949,808               -0-            -0-            -0-         949,808
                                                       -------------      -------------   ------------      ---------   -----------

Russia-1.1%
Alfa Bond Issuance PLC
   8.625%, 12/09/15 (a)                      900            908,100               -0-            -0-            -0-         908,100




------------------------------------------------------------------------------------------------------------------------------------
                                        Pro Forma                                                                      Pro Forma
                                   AllianceBernstein  AllianceBernstein                                           AllianceBernstein
                                    Emerging Market      Emerging       AllianceBernstein  AllianceBernstein           Emerging
                                        Debt Fund         Market              High           Corporate                   Market
                                     Principal Amount   Debt Fund          Yield Fund        Bond Fund     Adjust-     Debt Fund
                                          (000)       (U.S. $ Value)      (U.S. $ Value)   (U.S. $ Value)   ments    (U.S. $ Value)
------------------------------------------------------------------------------------------------------------------------------------
Gallery Capital SA
   10.125%, 5/15/13 (a)(b)         US$       960          $ 941,270      $        -0-     $        -0-     $    -0-       $ 941,270
Gazprom OAO
   9.625%, 3/01/13 (a)(b)                  7,170          8,554,312               -0-              -0-          -0-       8,554,312
Mobile Telesystems Finance
   9.75%, 1/30/08 (a)(b)                     250            256,650               -0-              -0-          -0-         256,650
TNK-BP Finance SA
   7.50%, 7/18/16 (a)(b)                   2,308          2,443,516               -0-              -0-          -0-       2,443,516
                                                       -------------      -------------   ------------      ---------   -----------
                                                         13,103,848               -0-              -0-          -0-      13,103,848
                                                       -------------      -------------   ------------      ---------   -----------
Singapore-0.1%
Avago Technologies Finance
   10.125%, 12/01/13 (a)                     470                -0-           513,475              -0-          -0-         513,475
Flextronics International Ltd.
   6.50%, 5/15/13 (a)                        736                -0-           729,560              -0-          -0-         729,560
                                                       -------------      -------------   ------------      ---------   -----------
                                                                -0-         1,243,035              -0-          -0-       1,243,035
                                                       -------------      -------------   ------------      ---------   -----------
South Africa-0.1%
Foodcorp Ltd.
   8.875%, 6/15/12 (a)(b)          EUR       463                -0-           672,901              -0-          -0-         672,901
                                                       -------------      -------------   ------------      ---------   -----------

Ukraine-0.1%
Kyivstar
   10.375%, 8/17/09 (b)            US$     1,142            326,483           904,022              -0-          -0-       1,230,505


United Kingdom-1.3%
BSKYB Finance UK PLC
   6.50%, 10/15/35 (b)                     4,000                -0-               -0-        4,008,080          -0-       4,008,080
HBOS PLC
   6.413%, 9/29/49 (b)(c)                  5,000                -0-               -0-        4,909,340          -0-       4,909,340
Ineos Group Holdings PLC
   8.50%, 2/15/16 (a)(b)                     855                -0-           827,213              -0-          -0-         827,213
Inmarsat Finance PLC
   7.625%, 6/30/12 (a)                     1,029                -0-         1,075,305              -0-          -0-       1,075,305
   10.375%, 11/15/12 (a)(e)                  676                -0-           642,200              -0-          -0-         642,200
Vodafone Group PLC
   7.875%, 2/15/30                         3,800                -0-               -0-        4,469,792          -0-       4,469,792
                                                       -------------      -------------   ------------      ---------   -----------
                                                                -0-         2,544,718       13,387,212          -0-      15,931,930
                                                       -------------      -------------   ------------      ---------   -----------
United States-46.9%
The AES Corp.
   7.75%, 3/01/14 (a)                      1,520                -0-         1,607,400              -0-          -0-       1,607,400
   9.00%, 5/15/15 (a)(b)                     399                -0-           426,930              -0-          -0-         426,930
AFC Capital Trust I
   Series B
   8.207%, 2/03/27                         5,000                -0-               -0-       5,210,600           -0-       5,210,600
AK Steel Corp.
   7.875%, 2/15/09 (a)                       428                -0-           428,000              -0-          -0-         428,000
Alion Science and Technology Corp.
   10.25%, 2/01/15 (a)(b)                    115                -0-           121,038              -0-          -0-         121,038
Allbritton Communications Co.
   7.75%, 12/15/12 (a)                       742                -0-           762,405              -0-          -0-         762,405
Allegheny Energy Supply
   7.80%, 3/15/11 (a)                        735                -0-           777,262              -0-          -0-         777,262
   8.25%, 4/15/12 (a)(b)                   1,040                -0-         1,128,400              -0-          -0-       1,128,400
Allied Waste North America, Inc.
   6.375%, 4/15/11 (a)                       977                -0-           979,442              -0-          -0-         979,442
   6.875%, 6/01/17 (a)                       225                -0-           228,094              -0-          -0-         228,094
   Series B
   7.125%, 5/15/16 (a)                       799                -0-           818,975              -0-          -0-         818,975
   7.375%, 4/15/14 (a)                       345                -0-           350,175              -0-          -0-         350,175
Altria Group, Inc.
   7.75%, 1/15/27 (f)                      5,000                -0-               -0-       5,982,125           -0-       5,982,125
AMBAC Financial Group, Inc.
   6.15%, 2/15/37 (c)                      1,000                -0-               -0-         958,608           -0-         958,608
American Tower Corp.
   7.125%, 10/15/12 (a)                    1,483                -0-         1,538,612              -0-          -0-       1,538,612
Amkor Technology, Inc.
   9.25%, 6/01/16 (a)                        925                -0-           980,500              -0-          -0-         980,500
AMR Corp.
   9.00%, 8/01/12 (a)                        664                -0-           697,200              -0-          -0-         697,200
Aquila, Inc.
   14.875%, 7/01/12 (a)                      629                -0-           819,272              -0-          -0-         819,272
Aramark Corp.
   8.50%, 2/01/15 (a)(b)                   1,055                -0-         1,103,794              -0-          -0-       1,103,794
Arch Western Finance LLC
   6.75%, 7/01/13 (a)                        450                -0-           446,625              -0-          -0-         446,625
Associated Materials, Inc.
   11.25%, 3/01/14 (a)(e)                  1,195                -0-           896,250              -0-          -0-         896,250
Avis Budget Car Rental
   7.75%, 5/15/16 (a)(b)                     720                -0-           736,200              -0-          -0-         736,200



-----------------------------------------------------------------------------------------------------------------------------------
                                        Pro Forma                                                                      Pro Forma
                                   AllianceBernstein  AllianceBernstein                                           AllianceBernstein
                                    Emerging Market      Emerging        AllianceBernstein  AllianceBernstein          Emerging
                                        Debt Fund         Market               High           Corporate                  Market
                                     Principal Amount   Debt Fund           Yield Fund        Bond Fund     Adjust-    Debt Fund
                                          (000)       (U.S. $ Value)       (U.S. $ Value)   (U.S. $ Value)   ments   (U.S. $ Value)
-----------------------------------------------------------------------------------------------------------------------------------
Berry Plastics Holding Corp.
   8.875%, 9/15/14 (a)             US$        755      $        -0-      $ 777,650        $        -0-     $    -0-       $ 777,650
The Bon-Ton Dept Stores, Inc.
   10.25%, 3/15/14 (a)                        645               -0-        698,213                 -0-          -0-         698,213
Boston Scientific Corp.
   5.45%, 6/15/14                           1,505               -0-            -0-           1,442,594          -0-       1,442,594
   6.00%, 6/15/11                           3,000               -0-            -0-           3,030,198          -0-       3,030,198
   6.40%, 6/15/16                           1,495               -0-            -0-           1,491,807          -0-       1,491,807
Broder Brothers Co.
   Series B
   11.25%, 10/15/10 (a)                       405               -0-        412,087                 -0-          -0-         412,087
Burlington Coat Factory Warehouse Corp.
   11.125%, 4/15/14 (a)                       280               -0-        298,200                 -0-          -0-         298,200
CA, Inc.
   4.75%, 12/01/09 (a)(b)                     560               -0-        550,286                 -0-          -0-         550,286
CA Preferred Funding Trust
   7.00%, 1/30/49                           9,000               -0-            -0-           9,167,400          -0-       9,167,400
Cablevision Systems Corp.
   Series B
   8.00%, 4/15/12 (a)                       1,193               -0-      1,222,825                 -0-          -0-       1,222,825
Cadbury Schweppes US Finance LLC
   5.125%, 10/01/13 (a)(b)                    535               -0-        521,409                 -0-          -0-         521,409
Case New Holland, Inc.
   7.125%, 3/01/14 (a)                      1,345               -0-      1,412,250                 -0-          -0-       1,412,250
   9.25%, 8/01/11 (a)                         632               -0-        664,390                 -0-          -0-         664,390
CCH I Holdings LLC
   11.75%, 5/15/14 (a)                      3,286               -0-      3,269,570                 -0-          -0-       3,269,570
Chesapeake Energy Corp.
   7.50%, 9/15/13 (a)                         410               -0-        428,450                 -0-          -0-         428,450
   7.75%, 1/15/15 (a)                       1,251               -0-      1,307,295                 -0-          -0-       1,307,295
Citizens Communications Co.
   6.25%, 1/15/13 (a)                       1,038               -0-      1,038,000                 -0-          -0-       1,038,000
Clear Channel Communications, Inc.
   5.50%, 9/15/14 (a)                       1,224               -0-      1,085,328                 -0-          -0-       1,085,328
   5.75%, 1/15/13 (a)                       3,301               -0-        745,608           2,327,117          -0-       3,072,725
CMS Energy Corp.
   8.50%, 4/15/11 (a)                         485               -0-        529,256                 -0-          -0-         529,256
Comcast Cable Communications Holdings, Inc.
   9.455%, 11/15/22 (f)                    15,420               -0-            -0-          20,334,693          -0-      20,334,693
Complete Production Services, Inc.
   8.00%, 12/15/16 (a)(b)                     390               -0-        403,163                 -0-          -0-         403,163
Concentra Operating Corp.
   9.125%, 6/01/12 (a)                        566               -0-        604,205                 -0-          -0-         604,205
Constellation Energy Group, Inc.
   7.60%, 4/01/32                           3,700               -0-            -0-           4,262,259          -0-       4,262,259
Continental Airlines, Inc.
   8.75%, 12/01/11 (a)                        715               -0-        706,063                 -0-          -0-         706,063
   Series RJO3
   7.875%, 7/02/18 (a)                        229               -0-        238,386                 -0-          -0-         238,386
Couche-Tard, Inc.
   7.50%, 12/15/13 (a)                        729               -0-        752,692                 -0-          -0-         752,692
Covalence Specialty Materials Corp.
   10.25%, 3/01/16 (a)(b)                     370               -0-        378,325                 -0-          -0-         378,325
Coventry Health Care, Inc.
   5.875%, 1/15/12                          1,660               -0-            -0-           1,684,495          -0-       1,684,495
   5.95%, 3/15/17                           1,415               -0-            -0-           1,405,515          -0-       1,405,515
Cricket Communications, Inc.
   9.375%, 11/01/14 (a)(b)                  1,110               -0-      1,184,925                 -0-          -0-       1,184,925
Crown Americas
   7.625%, 11/15/13 (a)                       805               -0-        837,200                 -0-          -0-         837,200
Crum & Forster Holdings Corp.
   7.75%, 5/01/17 (a)(b)                      465               -0-        467,325                 -0-          -0-         467,325
   10.375%, 6/15/13                           465               -0-        512,421                 -0-          -0-         512,421
CSC Holdings, Inc.
   6.75%, 4/15/12 (a)                       1,506               -0-      1,504,118                 -0-          -0-       1,504,118
   7.875%, 2/15/18 (a)                        215               -0-        223,869                 -0-          -0-         223,869
CSX Transportation, Inc.
   9.75%, 6/15/20                           5,200               -0-            -0-           6,879,200          -0-       6,879,200
DaVita, Inc.
   7.25%, 3/15/15 (a)                         731               -0-        747,447                 -0-          -0-         747,447
Dex Media East LLC
   12.125%, 11/15/12 (a)                      570               -0-        621,300                 -0-          -0-         621,300
Dex Media West LLC
   Series B
   8.50%, 8/15/10 (a)                         331               -0-        346,722                 -0-          -0-         346,722
DIRECTV Holdings LLC
   6.375%, 6/15/15 (a)                      6,717               -0-      1,503,425           4,961,687          -0-       6,465,112



-----------------------------------------------------------------------------------------------------------------------------------
                                        Pro Forma                                                                      Pro Forma
                                   AllianceBernstein  AllianceBernstein                                           AllianceBernstein
                                    Emerging Market      Emerging        AllianceBernstein  AllianceBernstein          Emerging
                                        Debt Fund         Market               High           Corporate                  Market
                                     Principal Amount   Debt Fund           Yield Fund        Bond Fund     Adjust-    Debt Fund
                                          (000)       (U.S. $ Value)       (U.S. $ Value)   (U.S. $ Value)   ments   (U.S. $ Value)
-----------------------------------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc.
   Series B
   8.375%, 11/01/11 (a)            US$       396       $        -0-      $ 422,235        $        -0-     $    -0-       $ 422,235
Dobson Communications Corp.
   8.875%, 10/01/13 (a)                      385                -0-        397,031                 -0-          -0-         397,031
DR Horton, Inc.
   6.00%, 4/15/11                          4,256                -0-            -0-           4,235,567          -0-       4,235,567
Dresdner Funding Trust I
   8.151%, 6/30/31 (b)                    10,000                -0-            -0-          12,089,310          -0-      12,089,310
Dynegy Holdings, Inc.
   8.375%, 5/01/16 (a)                     1,430                -0-      1,506,863                 -0-          -0-       1,506,863
Dynegy-Roseton Danskammer
   Series B
   7.67%, 11/08/16 (a)                     1,129                -0-      1,202,385                 -0-          -0-       1,202,385
Duke Capital LLC
   8.00%, 10/01/19                         3,000                -0-            -0-           3,452,967          -0-       3,452,967
E*Trade Financial Corp.
   7.375%, 9/15/13 (a)                       525                -0-        547,969                 -0-          -0-         547,969
   7.875%, 12/01/15 (a)                    1,417                -0-      1,528,589                 -0-          -0-       1,528,589
   8.00%, 6/15/11 (a)                        465                -0-        488,831                 -0-          -0-         488,831
Echostar DBS Corp.
   6.375%, 10/01/11 (a)                      690                -0-        696,900                 -0-          -0-         696,900
   6.625%, 10/01/14 (a)                    1,520                -0-      1,542,800                 -0-          -0-       1,542,800
   7.00%, 10/01/13                         4,300                -0-            -0-           4,466,625          -0-       4,466,625
   7.125%, 2/01/16 (a)                       390                -0-        406,088                 -0-          -0-         406,088
Edison Mission Energy
   7.50%, 6/15/13 (a)                      1,080                -0-      1,123,200                 -0-          -0-       1,123,200
   7.75%, 6/15/16 (a)                        455                -0-        478,888                 -0-          -0-         478,888
El Paso Corp.
   7.375%, 12/15/12 (a)                      735                -0-        789,716                 -0-          -0-         789,716
El Paso Production Holding Co.
   7.75%, 6/01/13 (a)                        940                -0-        989,648                 -0-          -0-         989,648
Electronic Data Systems Corp.
   Series B
   6.50%, 8/01/13                          6,000                -0-            -0-           6,121,488          -0-       6,121,488
Embarq Corp.
   6.738%, 6/01/13                         5,000                -0-            -0-           5,196,635          -0-       5,196,635
Energy Transfer Partners, LP
   5.95%, 2/01/15                          1,500                -0-            -0-           1,525,356          -0-       1,525,356
Enterprise Products Operating LP
   8.375%, 8/01/66 (a)(c)                  1,530                -0-      1,694,232                 -0-          -0-       1,694,232
   Series B
   5.00%, 3/01/15                         10,000                -0-            -0-           9,616,930          -0-       9,616,930
   6.65%, 10/15/34                         3,000                -0-            -0-           3,104,175          -0-       3,104,175
Equistar Chemicals Funding LP
   10.125%, 9/01/08 (a)                      758                -0-        799,690                 -0-          -0-         799,690
   10.625%, 5/01/11 (a)                      649                -0-        684,695                 -0-          -0-         684,695
Farmers Insurance Exchange
   8.625%, 5/01/24 (b)                     3,000                -0-            -0-           3,582,729          -0-       3,582,729
FastenTech, Inc.
   11.50%, 5/01/11 (a)                       460                -0-        488,175                 -0-          -0-         488,175
Federated Department Stores, Inc.
   6.625%, 4/01/11                         2,500                -0-            -0-           2,618,600          -0-       2,618,600
Fisher Scientific International, Inc.
   6.125%, 7/01/15                         3,000                -0-            -0-           3,010,035          -0-       3,010,035
Ford Motor Co.
   7.45%, 7/16/31 (a)                      2,043                -0-      1,616,524                 -0-          -0-       1,616,524
Ford Motor Credit Co.
   4.95%, 1/15/08 (a)                        892                -0-        882,151                 -0-          -0-         882,151
   7.00%, 10/01/13 (a)                     1,265                -0-      1,196,176                 -0-          -0-       1,196,176
   8.11%, 1/13/12 (a)(d)                   1,505                -0-      1,484,401                 -0-          -0-       1,484,401
FPL Group Capital, Inc.
   6.35%, 10/01/66 (c)                     5,000                -0-            -0-           5,077,435          -0-       5,077,435
Freeport-McMoran Copper & Gold, Inc.
   8.375%, 4/01/17 (a)                     1,590                -0-      1,739,063                 -0-          -0-       1,739,063
   10.125%, 2/01/10 (a)                    2,254          1,628,476        739,644                 -0-          -0-       2,368,120
Freescale Semiconductor, Inc.
   8.875%, 12/15/14 (a)(b)                 1,500                -0-      1,501,875                 -0-          -0-       1,501,875
   10.125%, 12/15/16 (a)(b)                  400                -0-        404,000                 -0-          -0-         404,000
General Motors Acceptance Corp.
   6.875%, 9/15/11 (a)                     1,872                -0-      1,878,292                 -0-          -0-       1,878,292
   8.00%, 11/01/31 (a)                       475                -0-        509,834                 -0-          -0-         509,834
General Motors Corp.
   8.25%, 7/15/23 (a)                      2,025                -0-      1,832,625                 -0-          -0-       1,832,625
   8.375%, 7/15/33 (a)                     1,890                -0-      1,708,087                 -0-          -0-       1,708,087
Georgia-Pacific Corp.
   7.00%, 1/15/15 (a)(b)                     440                -0-        442,200                 -0-          -0-         442,200
   7.125%, 1/15/17 (a)(b)                    525                -0-        527,625                 -0-          -0-         527,625



-----------------------------------------------------------------------------------------------------------------------------------
                                        Pro Forma                                                                      Pro Forma
                                   AllianceBernstein  AllianceBernstein                                           AllianceBernstein
                                    Emerging Market      Emerging        AllianceBernstein  AllianceBernstein          Emerging
                                        Debt Fund         Market               High           Corporate                  Market
                                     Principal Amount   Debt Fund           Yield Fund        Bond Fund     Adjust-    Debt Fund
                                          (000)       (U.S. $ Value)       (U.S. $ Value)   (U.S. $ Value)   ments   (U.S. $ Value)
-----------------------------------------------------------------------------------------------------------------------------------
Goodman Global Holdings, Inc.
   7.875%, 12/15/12 (a)             US$       578      $        -0-      $ 582,335        $        -0-     $    -0-       $ 582,335
The Goodyear Tire & Rubber Co.
   8.625%, 12/01/11 (a)(b)                    265               -0-        286,200                 -0-          -0-         286,200
   9.00%, 7/01/15 (a)                         990               -0-      1,091,475                 -0-          -0-       1,091,475
Greektown Holdings LLC
   10.75%, 12/01/13 (a)(b)                    395               -0-        423,637                 -0-          -0-         423,637
GSC Holdings Corp.
   8.00%, 10/01/12 (a)                      6,185               -0-      1,263,506           5,331,250          -0-       6,594,756
Hanger Orthopedic Group, Inc.
   10.25%, 6/01/14 (a)                        420               -0-        450,450                 -0-          -0-         450,450
Harrahs Operating Co., Inc.
   5.375%, 12/15/13                        10,000               -0-            -0-           8,850,000          -0-       8,850,000
   5.625%, 6/01/15 (a)                      1,930               -0-      1,659,800                 -0-          -0-       1,659,800
   6.50%, 6/01/16 (a)                         860               -0-        767,550                 -0-          -0-         767,550
HCA, Inc.
   6.375%, 1/15/15 (a)                      1,007               -0-        877,349                 -0-          -0-         877,349
   6.50%, 2/15/16 (a)                         795               -0-        692,644                 -0-          -0-         692,644
   6.75%, 7/15/13 (a)                         880               -0-        823,900                 -0-          -0-         823,900
   10.375%, 11/15/16 (a)(b)(g)              1,275               -0-      1,391,344                 -0-          -0-       1,391,344
Hertz Corp.
   8.875%, 1/01/14 (a)                        555               -0-        598,013                 -0-          -0-         598,013
   10.50%, 1/01/16 (a)                        545               -0-        621,300                 -0-          -0-         621,300
Hexion US Finance Corp./
 Hexion Nova Scotia Finance ULC
   9.75%, 11/15/14 (a)(b)                     320               -0-        345,600                 -0-          -0-         345,600
   9.86%, 11/15/14 (a)(b)(d)                  320               -0-        331,200                 -0-          -0-         331,200
Hilcorp Energy I LP/Hilcorp Finance Co.
   7.75%, 11/01/15 (a)(b)                     280               -0-        281,400                 -0-          -0-         281,400
Horizon Lines LLC
   9.00%, 11/01/12 (a)                        341               -0-        358,902                 -0-          -0-         358,902
Host Hotels & Resorts LP
   6.875%, 11/01/14 (a)                       235               -0-        240,581                 -0-          -0-         240,581
Host Marriott LP
   Series Q
   6.75%, 6/01/16 (a)                       1,530               -0-      1,554,863                 -0-          -0-       1,554,863
Humana, Inc.
   6.45%, 6/01/16                           2,200               -0-            -0-           2,280,846          -0-       2,280,846
Huntsman International LLC
   7.875%, 11/15/14 (a)(b)                    535               -0-        559,075                 -0-          -0-         559,075
IASIS Healthcare Corp.
   8.75%, 6/15/14 (a)                         751               -0-        778,224                 -0-          -0-         778,224
Idearc, Inc.
   8.00%, 11/15/16 (a)(b)                     950               -0-        990,375                 -0-          -0-         990,375
ILFC E-Capital Trust II
   6.25%, 12/21/65 (b)(c)                   1,500               -0-            -0-           1,537,025          -0-       1,537,025
Indiantown Cogeneration LP
   Series A-9
   9.26%, 12/15/10                          5,936               -0-            -0-           6,277,686          -0-       6,277,686
Insight Communications Co., Inc.
   12.25%, 2/15/11 (a)                        580               -0-        606,100                 -0-          -0-         606,100
Insight Midwest LP
   9.75%, 10/01/09 (a)                      1,464               -0-        431,906           1,055,884          -0-       1,487,790
International Steel Group, Inc.
   6.50%, 4/15/14                           2,565               -0-            -0-           2,681,605          -0-       2,681,605
Iron Mountain, Inc.
   6.625%, 1/01/16 (a)                        775               -0-        751,750                 -0-          -0-         751,750
iStar Financial, Inc.
   5.375%, 4/15/10                          2,500               -0-            -0-           2,498,127          -0-       2,498,127
ITT Corp.
   7.375%, 11/15/15                         5,035               -0-            -0-           5,196,941          -0-       5,196,941
JC Penney Corp. Inc.
   7.40%, 4/01/37                           4,100               -0-            -0-           4,548,491          -0-       4,548,491
Kansas Gas & Electric
   5.647%, 3/29/21 (f)                      5,000               -0-            -0-           4,882,650          -0-       4,882,650
Keystone Automotive Operations, Inc.
   9.75%, 11/01/13 (a)                        494               -0-        469,300                 -0-          -0-         469,300
The Kroger Co.
   4.95%, 1/15/15                           5,250               -0-            -0-           4,940,497          -0-       4,940,497
   7.50%, 4/01/31                           2,000               -0-            -0-           2,164,088          -0-       2,164,088
L-3 Communications Corp.
   5.875%, 1/15/15 (a)                        667               -0-        649,491                 -0-          -0-         649,491
Lamar Media Corp.
   6.625%, 8/15/15 (a)                        265               -0-        263,012                 -0-          -0-         263,012
Lear Corp.
   Series B
   5.75%, 8/01/14 (a)                         360               -0-        311,400                 -0-          -0-         311,400
   8.50%, 12/01/13 (a)                        225               -0-        221,625                 -0-          -0-         221,625
   8.75%, 12/01/16 (a)                      1,470               -0-      1,431,413                 -0-          -0-       1,431,413


-----------------------------------------------------------------------------------------------------------------------------------
                                        Pro Forma                                                                      Pro Forma
                                   AllianceBernstein  AllianceBernstein                                           AllianceBernstein
                                    Emerging Market      Emerging        AllianceBernstein  AllianceBernstein          Emerging
                                        Debt Fund         Market               High           Corporate                  Market
                                     Principal Amount   Debt Fund           Yield Fund        Bond Fund     Adjust-    Debt Fund
                                          (000)       (U.S. $ Value)       (U.S. $ Value)   (U.S. $ Value)   ments   (U.S. $ Value)
-----------------------------------------------------------------------------------------------------------------------------------
Level 3 Financing, Inc.
   9.25%, 11/01/14 (a)(b)           US$     1,425      $        -0-      $ 1,480,219      $        -0-     $    -0-     $ 1,480,219
   12.25%, 3/15/13 (a)                        600               -0-          701,250               -0-          -0-         701,250
Liberty Media Corp.
   5.70%, 5/15/13 (a)                         300               -0-          286,645               -0-          -0-         286,645
   7.875%, 7/15/09 (a)                        237               -0-          248,095               -0-          -0-         248,095
   8.25%, 2/01/30 (a)                         315               -0-          315,771               -0-          -0-         315,771
Liberty Mutual Group, Inc.
   5.75%, 3/15/14 (a)(b)                      660               -0-          659,439               -0-          -0-         659,439
   6.70%, 8/15/16 (b)                       5,000               -0-              -0-         5,234,900          -0-       5,234,900
   7.80%, 3/15/37 (a)(b)                    3,110               -0-          407,090         2,721,555          -0-       3,128,645
Lyondell Chemical Co.
   8.00%, 9/15/14 (a)                         430               -0-          450,425               -0-          -0-         450,425
   8.25%, 9/15/16 (a)                       1,430               -0-        1,530,100               -0-          -0-       1,530,100
MGM Mirage
   6.625%, 7/15/15 (a)                      1,812               -0-        1,757,640               -0-          -0-       1,757,640
   6.75%, 9/01/12                           4,500               -0-              -0-         4,505,625          -0-       4,505,625
   7.625%, 1/15/17 (a)                        320               -0-          326,400               -0-          -0-         326,400
   8.375%, 2/01/11 (a)                      1,261               -0-        1,338,236               -0-          -0-       1,338,236
Mirant Americas Generation LLC
   8.50%, 10/01/21 (a)                        700               -0-          740,250               -0-          -0-         740,250
Mohegan Tribal Gaming Authority
   7.125%, 8/15/14 (a)                        680               -0-          690,200               -0-          -0-         690,200
The Mosaic Co.
   7.625%, 12/01/16 (a)(b)                  1,455               -0-        1,553,213               -0-          -0-       1,553,213
Motorola, Inc.
   6.50%, 9/01/25                           2,035               -0-              -0-         2,010,326          -0-       2,010,326
   7.50%, 5/15/25                             325               -0-              -0-           356,144          -0-         356,144
Mueller Group, Inc.
   10.00%, 5/01/12 (a)                        505               -0-          545,400               -0-          -0-         545,400
News America Holdings, Inc.
   7.75%, 12/01/45                          1,800               -0-              -0-         2,050,574          -0-       2,050,574
News America, Inc.
   6.40%, 12/15/35                          5,000               -0-              -0-         5,038,940          -0-       5,038,940
NewPage Corp.
   10.00%, 5/01/12 (a)                        533               -0-          588,965               -0-          -0-         588,965
Nextel Communications, Inc.
   Series D
   7.375%, 8/01/15 (f)                     10,000               -0-              -0-        10,344,750          -0-      10,344,750
   Series E
   6.875%, 10/31/13                         5,000               -0-              -0-         5,138,395          -0-       5,138,395
Nortel Networks Ltd.
   10.125%, 7/15/13 (a)(b)                    645               -0-          711,113               -0-          -0-         711,113
North Front Pass Through Trust
   5.81%, 12/15/24 (b)(c)                   5,000               -0-              -0-         4,948,215          -0-       4,948,215
NRG Energy, Inc.
   7.25%, 2/01/14 (a)                         250               -0-          258,750               -0-          -0-         258,750
   7.375%, 2/01/16 - 1/15/17 (a)            2,570               -0-        2,665,837               -0-          -0-       2,665,837
Ohio Casualty Corp.
   7.30%, 6/15/14                           6,650               -0-              -0-         7,076,883          -0-       7,076,883
Owens Brockway Glass Container, Inc.
   6.75%, 12/01/14 (a)                        830               -0-          835,188               -0-          -0-         835,188
   8.875%, 2/15/09 (a)                      1,518               -0-        1,548,360               -0-          -0-       1,548,360
Packaging Corp. of America
   5.75%, 8/01/13                           2,825               -0-              -0-         2,799,530          -0-       2,799,530
PanAmSat Corp.
   9.00%, 8/15/14 (a)                         678               -0-          732,240               -0-          -0-         732,240
Peabody Energy Corp.
   Series B
   6.875%, 3/15/13 (a)                      1,550               -0-        1,569,375               -0-          -0-       1,569,375
Penn National Gaming, Inc.
   6.875%, 12/01/11 (a)                       829               -0-          834,181               -0-          -0-         834,181
PetroHawk Energy Corp.
   9.125%, 7/15/13 (a)                        550               -0-          589,188               -0-          -0-         589,188
Potomac Edison Co.
   5.35%, 11/15/14                          3,500               -0-              -0-         3,450,954          -0-       3,450,954
Qwest Capital Funding, Inc.
   7.25%, 2/15/11 (a)                       2,926               -0-        2,995,492               -0-          -0-       2,995,492
Qwest Corp.
   6.875%, 9/15/33 (a)                      1,045               -0-        1,018,875               -0-          -0-       1,018,875
Racers
   Series 06-6
   5.30%, 7/01/08 (a)(b)(d)                 9,935               -0-       10,602,954               -0-          -0-      10,602,954
Rainbow National Services LLC
   8.75%, 9/01/12 (a)(b)                      441               -0-          470,767               -0-          -0-         470,767
   10.375%, 9/01/14 (a)(b)                    411               -0-          462,889               -0-          -0-         462,889
Range Resources Corp.
   7.50%, 5/15/16 (a)                         595               -0-          617,312               -0-          -0-         617,312



-----------------------------------------------------------------------------------------------------------------------------------
                                        Pro Forma                                                                      Pro Forma
                                   AllianceBernstein  AllianceBernstein                                           AllianceBernstein
                                    Emerging Market      Emerging        AllianceBernstein  AllianceBernstein          Emerging
                                        Debt Fund         Market               High           Corporate                  Market
                                     Principal Amount   Debt Fund           Yield Fund        Bond Fund     Adjust-    Debt Fund
                                          (000)       (U.S. $ Value)       (U.S. $ Value)   (U.S. $ Value)   ments   (U.S. $ Value)
-----------------------------------------------------------------------------------------------------------------------------------
RBS Global, Inc. and Rexnord Corp.
   9.50%, 8/01/14 (a)               US$       600      $        -0-      $ 642,000        $        -0-     $    -0-       $ 642,000
   11.75%, 8/01/16 (a)                        330               -0-        366,300                 -0-          -0-         366,300
Reed Elsevier Capital, Inc.
   4.625%, 6/15/12                          5,000               -0-            -0-           4,841,340          -0-       4,841,340
Regency Energy Partners
   8.375%, 12/15/13 (a)(b)                    835               -0-        860,050                 -0-          -0-         860,050
Reliant Energy, Inc.
   9.50%, 7/15/13 (a)                         851               -0-        919,080                 -0-          -0-         919,080
Residential Capital Corp.
   6.375%, 6/30/10                         10,000               -0-            -0-          10,026,740          -0-      10,026,740
Reynolds American, Inc.
   7.25%, 6/01/12 - 6/01/13 (a)             5,035               -0-      2,156,010           3,186,558          -0-       5,342,568
   7.625%, 6/01/16 (a)                      9,820               -0-        897,154           9,846,810          -0-      10,743,964
RH Donnelley Corp.
   Series A-2
   6.875%, 1/15/13 (a)                        681               -0-        675,041                 -0-          -0-         675,041
Rite Aid Corp.
   6.875%, 8/15/13 (a)                        630               -0-        570,150                 -0-          -0-         570,150
   9.25%, 6/01/13 (a)                         450               -0-        457,875                 -0-          -0-         457,875
Riviera Holdings Corp.
   11.00%, 6/15/10 (a)                      1,202               -0-      1,253,085                 -0-          -0-       1,253,085
RR Donnelley & Sons Co.
   4.95%, 4/01/14                           2,400               -0-            -0-           2,221,068          -0-       2,221,068
Rural Cellular Corp.
   9.75%, 1/15/10 (a)                         281               -0-        290,132                 -0-          -0-         290,132
Russell-Stanley Holdings, Inc.
   9.00%, 11/30/08 (h)(i)(j)                  633               -0-         79,305                 -0-          -0-          79,305
Safeway, Inc.
   5.80%, 8/15/12 (f)                       5,000               -0-            -0-           5,078,665          -0-       5,078,665
   7.25%, 2/01/31                           2,000               -0-            -0-           2,134,508          -0-       2,134,508
Sara Lee Corp.
   6.125%, 11/01/32                         1,600               -0-            -0-           1,486,429          -0-       1,486,429
Sbarro, Inc.
   10.375%, 2/01/15 (a)(b)                    180               -0-        188,550                 -0-          -0-         188,550
Select Medical Corp.
   7.625%, 2/01/15 (a)                        643               -0-        578,700                 -0-          -0-         578,700
Sensus Metering Systems, Inc.
   8.625%, 12/15/13 (a)                       580               -0-        591,600                 -0-          -0-         591,600
Serena Software, Inc.
   10.375%, 3/15/16 (a)                       425               -0-        461,656                 -0-          -0-         461,656
Sierra Pacific Resources
   8.625%, 3/15/14 (a)                        535               -0-        575,970                 -0-          -0-         575,970
Sirius Satellite Radio, Inc.
   9.625%, 8/01/13 (a)                        380               -0-        380,000                 -0-          -0-         380,000
Six Flags, Inc.
   9.625%, 6/01/14 (a)                        785               -0-        759,487                 -0-          -0-         759,487
SLM Corp.
   5.125%, 8/27/12 (a)                        405               -0-        378,204                 -0-          -0-         378,204
   5.45%, 4/25/11                           3,000               -0-            -0-           2,889,324          -0-       2,889,324
   Series A
   4.50%, 7/26/10 (a)                         405               -0-        386,282                 -0-          -0-         386,282
Source Gas LLC
   5.90%, 4/01/17 (b)                       3,000               -0-            -0-           3,004,410          -0-       3,004,410
Southern Copper Corp.
   7.50%, 7/27/35 (a)                       3,040         1,263,500            -0-           2,105,833          -0-       3,369,333
Sprint Capital Corp.
   6.875%, 11/15/28                         4,500               -0-            -0-           4,465,404          -0-       4,465,404
Stater Brothers Holdings
   8.125%, 6/15/12 (a)                        336               -0-        346,080                 -0-          -0-         346,080
Sungard Data Systems, Inc.
   9.125%, 8/15/13 (a)                      1,311               -0-      1,406,048                 -0-          -0-       1,406,048
TECO Energy, Inc.
   7.00%, 5/01/12 (f)                       5,000               -0-            -0-           5,325,000          -0-       5,325,000
Teck Cominco, Ltd.
   6.125%, 10/01/35                         5,000               -0-            -0-           4,875,580          -0-       4,875,580
Tenet Healthcare Corp.
   7.375%, 2/01/13 (a)                        725               -0-        681,500                 -0-          -0-         681,500
   9.875%, 7/01/14 (a)                        415               -0-        425,375                 -0-          -0-         425,375
Tenneco, Inc.
   8.625%, 11/15/14 (a)                       355               -0-        377,188                 -0-          -0-         377,188
Tesoro Corp.
   6.25%, 11/01/12 (a)                      2,230               -0-        744,600           1,530,000          -0-       2,274,600
Time Warner, Inc.
   7.70%, 5/01/32                           5,000               -0-            -0-           5,713,340          -0-       5,713,340
Time Warner Telecom Holdings, Inc.
   9.25%, 2/15/14 (a)                         540               -0-        580,500                 -0-          -0-         580,500
Trinity Industries, Inc.
   6.50%, 3/15/14 (a)                       1,240               -0-      1,233,800                 -0-          -0-       1,233,800

-----------------------------------------------------------------------------------------------------------------------------------
                                        Pro Forma                                                                      Pro Forma
                                   AllianceBernstein  AllianceBernstein                                           AllianceBernstein
                                    Emerging Market      Emerging        AllianceBernstein  AllianceBernstein          Emerging
                                        Debt Fund         Market               High           Corporate                  Market
                                     Principal Amount   Debt Fund           Yield Fund        Bond Fund     Adjust-    Debt Fund
                                          (000)       (U.S. $ Value)       (U.S. $ Value)   (U.S. $ Value)   ments   (U.S. $ Value)
-----------------------------------------------------------------------------------------------------------------------------------
Turner Broadcasting System, Inc.
   8.375%, 7/01/13                  US$     9,473     $       -0-      $        -0-      $ 10,799,305      $    -0-   $ 10,799,305
Turning Stone Resort Casino Enterprise
   9.125%, 12/15/10 (a)(b)                   848              -0-           864,960                -0-          -0-        864,960
TXU Corp.
   Series P
   5.55%, 11/15/14 (a)                     8,141              -0-         1,023,760         6,280,736           -0-      7,304,496
   Series Q
   6.50%, 11/15/24 (a)                     1,023              -0-           885,319                -0-          -0-        885,319
Tyson Foods, Inc.
   6.85%, 4/01/16                          7,000              -0-               -0-         7,297,500           -0-      7,297,500
Union Carbide Corp.
   7.75%, 10/01/96 (f)                     5,000              -0-               -0-         5,176,945           -0-      5,176,945
United Rentals North America, Inc.
   7.00%, 2/15/14 (a)                        225              -0-           229,500                -0-          -0-        229,500
   7.75%, 11/15/13 (a)                     1,205              -0-         1,253,200                -0-          -0-      1,253,200
Universal City Development Partners
   11.75%, 4/01/10 (a)                       727              -0-           772,437                -0-          -0-        772,437
Universal Hospital Services, Inc.
   10.125%, 11/01/11 (a)                     661              -0-           708,160                -0-          -0-        708,160
Univision Communications, Inc.
   7.85%, 7/15/11 (a)                        540              -0-           568,350                -0-          -0-        568,350
USB Realty Corp.
   6.091%, 12/22/49 (b)(c)                 5,000              -0-               -0-         5,050,105           -0-      5,050,105
Ventas Realty LP/Capital Corp.
   6.75%, 4/01/17 (a)                        429              -0-           439,725                -0-          -0-        439,725
Verizon New Jersey, Inc.
   Series A
   5.875%, 1/17/12                         5,000              -0-               -0-         5,104,135           -0-      5,104,135
Verizon New York, Inc.
   Series B
   7.375%, 4/01/32                         4,290              -0-               -0-         4,581,643           -0-      4,581,643
Visant Corp.
   7.625%, 10/01/12 (a)                      577              -0-           590,704                -0-          -0-        590,704
Visteon Corp.
   7.00%, 3/10/14 (a)                        850              -0-           750,125                -0-          -0-        750,125
Washington Mutual Preferred Funding Trust I
   6.534%, 3/29/49 (b)(c)                   2,700              -0-               -0-        2,665,764           -0-      2,665,764
WDAC Subsidiary Corp.
   8.375%, 12/01/14 (a)(b)                    583              -0-           616,522               -0-          -0-        616,522
WellPoint, Inc.
   5.85%, 1/15/36 (f)                       4,400              -0-               -0-        4,251,350           -0-      4,251,350
West Corp.
   9.50%, 10/15/14 (a)(b)                     215              -0-           227,363               -0-          -0-        227,363
Weyerhaeuser Co.
   7.375%, 3/15/32                          4,300              -0-               -0-        4,546,657           -0-      4,546,657
William Lyon Homes, Inc.
   10.75%, 4/01/13 (a)                        564              -0-           555,540               -0-          -0-        555,540
Williams Cos, Inc.
   7.625%, 7/15/19 (a)                      4,030              -0-         2,103,700        2,289,000           -0-      4,392,700
   7.875%, 9/01/21 (a)                        837              -0-           926,977               -0-          -0-        926,977
Windstream Corp.
   8.125%, 8/01/13 (a)(f)                   1,835              -0-           505,610        1,485,365           -0-      1,990,975
   8.625%, 8/01/16 (a)                        398              -0-           436,805               -0-          -0-        436,805
WMG Holdings Corp.
   9.50%, 12/15/14 (a)(e)                   1,695              -0-         1,288,200               -0-          -0-      1,288,200
WR Berkley Corp.
   5.60%, 5/15/15                           7,500              -0-               -0-        7,414,027           -0-      7,414,027
Wynn Las Vegas LLC/Corp.
   6.625%, 12/01/14 (a)                     1,590              -0-         1,593,975               -0-          -0-      1,593,975
Xcel Energy, Inc.
   6.50%, 7/01/36                           3,300              -0-               -0-        3,472,009           -0-      3,472,009
XM Satellite Radio, Inc.
   9.75%, 5/01/14 (a)                         465              -0-           466,163               -0-          -0-        466,163
ZFS Finance USA Trust I
   6.15%, 12/15/65 (b)(c)                   7,000              -0-               -0-        7,143,206           -0-      7,143,206

                                                         2,891,976       170,795,805      387,446,787           -0-    561,134,568

Total Corporates
   (cost $700,311,916)                                  44,529,853       197,980,142      462,723,259           -0-    705,233,254


SOVEREIGNS-28.8%
Argentina-1.7%
Republic of Argentina
   5.475%, 8/03/12 (a)(d)                  12,168       11,623,959               -0-               -0-          -0-     11,623,959
   8.28%, 12/31/33 (k)                      7,506        8,088,115               -0-               -0-          -0-      8,088,115
   Series V
   7.00%, 3/28/11 (a)                       1,120        1,118,258               -0-               -0-          -0-      1,118,258

                                                        20,830,332               -0-               -0-          -0-     20,830,332


-----------------------------------------------------------------------------------------------------------------------------------
                                        Pro Forma                                                                      Pro Forma
                                   AllianceBernstein  AllianceBernstein                                           AllianceBernstein
                                    Emerging Market      Emerging        AllianceBernstein  AllianceBernstein          Emerging
                                        Debt Fund         Market               High           Corporate                  Market
                                     Principal Amount   Debt Fund           Yield Fund        Bond Fund     Adjust-    Debt Fund
                                          (000)       (U.S. $ Value)       (U.S. $ Value)   (U.S. $ Value)   ments   (U.S. $ Value)
-----------------------------------------------------------------------------------------------------------------------------------
Brazil-5.7%
Republic of Brazil
   6.00%, 1/17/17 (a)              US$     12,256     $ 12,501,120    $        -0-       $        -0-      $    -0-    $ 12,501,120
   7.125%, 1/20/37 (a)             BRL     10,658       12,054,198             -0-                -0-           -0-      12,054,198
   8.00%, 1/15/18 (a)                       3,173        3,601,355             -0-                -0-           -0-       3,601,355
   8.25%, 1/20/34 (a)                      10,711       13,768,991             -0-                -0-           -0-      13,768,991
   8.875%, 10/14/19 - 4/15/24 (a)           5,280        6,821,977             -0-                -0-           -0-       6,821,977
   10.25%, 1/10/28 (a)                        654          349,211             -0-                -0-           -0-         349,211
   11.00%, 8/17/40 (a)             US$      1,917        2,600,410             -0-                -0-           -0-       2,600,410
   12.50%, 1/05/16 - 1/05/22 (a)   BRL     28,084       16,535,293             -0-                -0-           -0-      16,535,293
                                                      -------------    -------------      -----------      ----------  ------------
                                                        68,232,555             -0-                -0-           -0-      68,232,555
                                                      -------------    -------------      -----------      ----------  ------------
Bulgaria-0.1%
Republic of Bulgaria
   8.25%, 1/15/15 (b)              US$      1,124        1,333,626             -0-                -0-           -0-       1,333,626
                                                      -------------    -------------      -----------      ----------  ------------

Colombia-1.2%
Republic of Colombia
   7.375%, 9/18/37 (a)                      3,626        4,053,868             -0-                -0-           -0-       4,053,868
   10.75%, 1/15/13 (a)                        795          986,993             -0-                -0-           -0-         986,993
   11.75%, 3/01/10 (a)             COP  3,761,000        1,897,417             -0-                -0-           -0-       1,897,417
   11.75%, 2/25/20 (k)             US$      3,754        5,593,460             -0-                -0-           -0-       5,593,460
   12.00%, 10/22/15 (a)            COP  3,725,000        2,046,489             -0-                -0-           -0-       2,046,489
                                                      -------------    -------------      -----------      ----------  ------------
                                                        14,578,227             -0-                -0-           -0-      14,578,227
                                                      -------------    -------------      -----------      ----------  ------------
Costa Rica-0.2%
Costa Rican Colon Structured Note
   Zero Coupon, 1/10/08 (a)        CRC      1,146        1,093,017             -0-                -0-           -0-       1,093,017
Republic of Costa Rica
   8.11%, 2/01/12 (a)(b)           US$        673          736,935             -0-                -0-           -0-         736,935
                                                      -------------    -------------      -----------      ----------  ------------
                                                         1,829,952             -0-                -0-           -0-       1,829,952
                                                      -------------    -------------      -----------      ----------  ------------
Dominican Republic-0.3%
Dominican Republic
   Zero Coupon, 6/11/07 (a)                  1700        1,697,960             -0-                -0-           -0-       1,697,960
   Zero Coupon, 10/08/07 (a)                  488          483,463             -0-                -0-           -0-         483,463
   8.625%, 4/20/27 (b)(d)                   1,223        1,423,572             -0-                -0-           -0-       1,423,572
                                                      -------------    -------------      -----------      ----------  ------------
                                                         3,604,995             -0-                -0-           -0-       3,604,995
                                                      -------------    -------------      -----------      ----------  ------------
El Salvador-0.3%
Republic of El Salvador
   7.625%, 9/21/34 (a)(b)                     872        1,010,212             -0-                -0-           -0-       1,010,212
   7.65%, 6/15/35 (a)(b)                      776          898,220             -0-                -0-           -0-         898,220
   8.50%, 7/25/11 (a)(b)                    1,000        1,106,000             -0-                -0-           -0-       1,106,000
                                                      -------------    -------------      -----------      ----------  ------------
                                                         3,014,432             -0-                -0-           -0-       3,014,432
                                                      -------------    -------------      -----------      ----------  ------------
Hungary-0.1%
Republic of Hungary
   6.75%, 4/12/10 (a)              HUF    180,080          985,905             -0-                -0-           -0-         985,905
                                                      -------------    -------------      -----------      ----------  ------------

Indonesia-0.9%
Indonesia - Recap Linked Note
   11.00%, 10/15/14 (a)            US$      1,003        1,080,231             -0-                -0-           -0-       1,080,231
   12.90%, 3/15/16 (a)                      1,930        2,330,475             -0-                -0-           -0-       2,330,475
Republic of Indonesia
   6.625%, 2/17/37 (a)(b)                   1,410        1,395,900             -0-                -0-           -0-       1,395,900
   6.75%, 3/10/14 (a)(b)                      645          674,025             -0-                -0-           -0-         674,025
   6.875%, 3/09/17 (a)(b)                   1,587        1,682,220             -0-                -0-           -0-       1,682,220
   7.50%, 1/15/16 (a)(b)                    1,000        1,101,500             -0-                -0-           -0-       1,101,500
   8.50%, 10/12/35 (a)(b)                   1,645        2,021,237             -0-                -0-           -0-       2,021,237
                                                      -------------    -------------      -----------      ----------  ------------
                                                        10,285,588             -0-                -0-           -0-      10,285,588
                                                      -------------    -------------      -----------      ----------  ------------
Jamaica-0.1%
Government of Jamaica
   9.25%, 10/17/25 (a)                        324          370,980             -0-                -0-           -0-         370,980
   10.625%, 6/20/17 (a)                       835        1,015,778             -0-                -0-           -0-       1,015,778
                                                      -------------    -------------      -----------      ----------  ------------
                                                         1,386,758             -0-                -0-           -0-       1,386,758
                                                      -------------    -------------      -----------      ----------  ------------
Lebanon-0.4%
Lebanese Republic
   7.875%, 5/20/11 (a)(b)                     875          850,937             -0-                -0-           -0-         850,937
   10.125%, 8/06/08 (a)(b)                  3,048        3,101,340             -0-                -0-           -0-       3,101,340
   11.625%, 5/11/16 (a)(b)                    394          454,085             -0-                -0-           -0-         454,085
                                                      -------------    -------------      -----------      ----------  ------------
                                                         4,406,362             -0-                -0-           -0-       4,406,362
                                                      -------------    -------------      -----------      ----------  ------------
Malaysia-0.6%
Malaysia
   7.50%, 7/15/11 (a)                       6,338        6,904,389             -0-                -0-           -0-       6,904,389
                                                      -------------    -------------      -----------      ----------  ------------

Mexico-3.9%
Mexican Bonos
   Series M
   9.00%, 12/22/11 (a)             MXN     78,000        7,492,399             -0-                -0-           -0-       7,492,399
   Series M 20
   10.00%, 12/05/24 (a)                    33,478        3,708,427             -0-                -0-           -0-       3,708,427
   Series MI10
   9.00%, 12/20/12 (a)                     39,037        3,780,022             -0-                -0-           -0-       3,780,022


-----------------------------------------------------------------------------------------------------------------------------------
                                        Pro Forma                                                                      Pro Forma
                                   AllianceBernstein  AllianceBernstein                                           AllianceBernstein
                                    Emerging Market      Emerging        AllianceBernstein  AllianceBernstein          Emerging
                                        Debt Fund         Market               High           Corporate                  Market
                                     Principal Amount   Debt Fund           Yield Fund        Bond Fund     Adjust-    Debt Fund
                                          (000)       (U.S. $ Value)       (U.S. $ Value)   (U.S. $ Value)   ments   (U.S. $ Value)
-----------------------------------------------------------------------------------------------------------------------------------
United Mexican States
   5.625%, 1/15/17 (a)             US$      1,500       $ 1,523,250   $        -0-      $        -0-       $    -0-       1,523,250
   7.50%, 1/14/12 (a)                       1,950         2,136,225            -0-               -0-            -0-       2,136,225
   8.125%, 12/30/19 (k)                     2,495         3,087,562            -0-               -0-            -0-       3,087,562
   11.375%, 9/15/16 (a)                     2,901         4,170,187            -0-               -0-            -0-       4,170,187
   Series A
   6.375%, 1/16/13 (a)                      7,582         8,010,383            -0-               -0-            -0-       8,010,383
   6.75%, 9/27/34 (a)                       1,450         1,616,750            -0-               -0-            -0-       1,616,750
   8.00%, 9/24/22 (a)                       9,362        11,655,690            -0-               -0-            -0-      11,655,690
                                                      -------------    -------------      -----------      ----------  ------------
                                                         47,180,895            -0-               -0-            -0-      47,180,895
                                                      -------------    -------------      -----------      ----------  ------------
Morocco-0.0%
Kingdom of Morocco Loan Participation
   6.219%, 1/02/09 (a)(d)                     499           497,941            -0-               -0-            -0-         497,941
                                                      -------------    -------------      -----------      ----------  ------------

Panama-1.4%
Republic of Panama
   6.70%, 1/26/36 (a)                       1,317         1,394,703            -0-               -0-            -0-       1,394,703
   7.125%, 1/29/26 (a)                      3,560         3,916,000            -0-               -0-            -0-       3,916,000
   7.25%, 3/15/15 (a)                         228           249,660            -0-               -0-            -0-         249,660
   8.875%, 9/30/27 (a)                      2,546         3,277,975            -0-               -0-            -0-       3,277,975
   9.375%, 7/23/12-4/01/29 (a)              5,693         7,368,633            -0-               -0-            -0-       7,368,633
                                                      -------------    -------------      -----------      ----------  ------------
                                                         16,206,971            -0-               -0-            -0-      16,206,971
                                                      -------------    -------------      -----------      ----------  ------------
Peru-1.5%
Peru Bono Soberano
   8.20%, 8/12/26 (a)              PEN      8,270         3,228,766            -0-               -0-            -0-       3,228,766
   Series 7
   8.60%, 8/12/17 (a)                      11,995         4,570,922            -0-               -0-            -0-       4,570,922
Republic of Peru
   7.35%, 7/21/25 (a)              US$      3,839         4,462,838            -0-               -0-            -0-       4,462,838
   8.375%, 5/03/16 (a)                      1,176         1,407,084            -0-               -0-            -0-       1,407,084
   8.75%, 11/21/33 (a)                      2,738         3,675,765            -0-               -0-            -0-       3,675,765
   9.875%, 2/06/15 (a)                         32            40,720            -0-               -0-            -0-          40,720
                                                      -------------    -------------      -----------      ----------  ------------
                                                         17,386,095            -0-               -0-            -0-      17,386,095
                                                      -------------    -------------      -----------      ----------  ------------
Philippines-2.1%
Republic of Philippines
   7.50%, 9/25/24 (a)                       1,300         1,436,500            -0-               -0-            -0-       1,436,500
   7.75%, 1/14/31 (a)                       1,724         1,952,430            -0-               -0-            -0-       1,952,430
   8.00%, 1/15/16 (a)                         282           317,955            -0-               -0-            -0-         317,955
   8.25%, 1/15/14 (a)                       2,758         3,088,960            -0-               -0-            -0-       3,088,960
   8.875%, 3/17/15 (a)                      2,448         2,876,400            -0-               -0-            -0-       2,876,400
   9.50%, 10/21/24 - 2/02/30 (a)            3,488         4,623,460            -0-               -0-            -0-       4,623,460
   9.875%, 1/15/19 (a)                      1,850         2,393,900            -0-               -0-            -0-       2,393,900
   10.625%, 3/16/25 (a)                     6,239         8,906,173            -0-               -0-            -0-       8,906,173
                                                      -------------    -------------      -----------      ----------  ------------
                                                         25,595,778            -0-               -0-            -0-      25,595,778
                                                      -------------    -------------      -----------      ----------  ------------
Russia-3.2%
Russian Federation
   7.50%, 3/31/30 (a)(b)                   19,602        22,247,702            -0-               -0-            -0-      22,247,702
   11.00%, 7/24/18 (a)(b)                   1,615         2,318,333            -0-               -0-            -0-       2,318,333
Russian Ministry of Finance
   Series V
   3.00%, 5/14/08 (a)                      12,299        11,991,525            -0-               -0-            -0-      11,991,525
   Series VII
   3.00%, 5/14/11 (a)                       2,220         2,023,086            -0-               -0-            -0-       2,023,086
                                                      -------------    -------------      -----------      ----------  ------------
                                                         38,580,646            -0-               -0-            -0-      38,580,646
                                                      -------------    -------------      -----------      ----------  ------------
South Africa-0.1%
Republic of South Africa
   7.375%, 4/25/12 (a)                      1,075         1,171,750            -0-               -0-            -0-       1,171,750
                                                      -------------    -------------      -----------      ----------  ------------

Turkey-2.6%
New Turkish Lira Credit Linked Note
   Zero Coupon, 6/28/07 (a)                   232           236,104            -0-               -0-            -0-         236,104
   Zero Coupon, 6/28/07 (a)                   774           857,638            -0-               -0-            -0-         857,638
   Zero Coupon, 6/28/07 (a)                   342           375,875            -0-               -0-            -0-         375,875
Republic of Turkey
   6.875%, 3/17/36 (a)                      7,016         6,796,750            -0-               -0-            -0-       6,796,750
   7.00%, 6/05/20 (a)                       5,700         5,781,966            -0-               -0-            -0-       5,781,966
   7.375%, 2/05/25 (a)                      9,719        10,010,570            -0-               -0-            -0-      10,010,570
   9.50%, 1/15/14 (a)                         641           745,163            -0-               -0-            -0-         745,163
   11.00%, 1/14/13 (a)                        816         1,001,640            -0-               -0-            -0-       1,001,640
Turkey Government Bond
   Zero Coupon, 11/26/08 (a)       TRY      9,933         5,500,458            -0-               -0-            -0-       5,500,458
                                                      -------------    -------------      -----------      ----------  ------------
                                                         31,306,164            -0-               -0-            -0-      31,306,164
                                                      -------------    -------------      -----------      ----------  ------------
Ukraine-0.2%
Government of Ukraine
   6.58%, 11/21/16 (a)(b)          US$      1,368         1,398,780            -0-               -0-            -0-       1,398,780
   7.65%, 6/11/13 (a)(b)                    1,411         1,527,407            -0-               -0-            -0-       1,527,407
                                                      -------------    -------------      -----------      ----------  ------------
                                                          2,926,187            -0-               -0-            -0-       2,926,187


-----------------------------------------------------------------------------------------------------------------------------------
                                        Pro Forma                                                                      Pro Forma
                                   AllianceBernstein  AllianceBernstein                                           AllianceBernstein
                                    Emerging Market      Emerging        AllianceBernstein  AllianceBernstein          Emerging
                                        Debt Fund         Market               High           Corporate                  Market
                                     Principal Amount   Debt Fund           Yield Fund        Bond Fund     Adjust-    Debt Fund
                                          (000)       (U.S. $ Value)       (U.S. $ Value)   (U.S. $ Value)   ments   (U.S. $ Value)
-----------------------------------------------------------------------------------------------------------------------------------
Uruguay-0.6%
Republic of Uruguay
   7.625%, 3/21/36 (a)             US$        550    $      617,375    $        -0-      $        -0-      $    -0-   $     617,375
   7.875%, 1/15/33 (a)(g)                   1,371         1,578,220             -0-               -0-           -0-       1,578,220
   8.00%, 11/18/22 (a)                      1,757         2,029,335             -0-               -0-           -0-       2,029,335
   9.25%, 5/17/17 (a)                       2,523         3,125,997             -0-               -0-           -0-       3,125,997
                                                      -------------    -------------      -----------      ----------  ------------
                                                          7,350,927             -0-               -0-           -0-       7,350,927
                                                      -------------    -------------      -----------      ----------  ------------
Venezuela-1.6%
Republic of Venezuela
   5.75%, 2/26/16 (a)                       1,795         1,669,815             -0-               -0-           -0-       1,669,815
   6.00%, 12/09/20 (a)                      1,123         1,022,492             -0-               -0-           -0-       1,022,492
   7.00%, 12/01/18 (b)(k)                   3,904         3,943,040             -0-               -0-           -0-       3,943,040
   7.65%, 4/21/25 (a)                       1,900         1,996,900             -0-               -0-           -0-       1,996,900
   8.50%, 10/08/14 (a)                      1,585         1,753,802             -0-               -0-           -0-       1,753,802
   9.25%, 9/15/27 (k)                       2,868         3,534,810             -0-               -0-           -0-       3,534,810
   10.75%, 9/19/13 (a)                      1,071         1,305,549             -0-               -0-           -0-       1,305,549
   13.625%, 8/15/18 (k)                     2,428         3,617,720             -0-               -0-           -0-       3,617,720
                                                      -------------    -------------      -----------      ----------  ------------
                                                         18,844,128             -0-               -0-           -0-      18,844,128
                                                      -------------    -------------      -----------      ----------  ------------
Total Sovereigns
   (cost $311,413,849)                                  344,440,603             -0-               -0-           -0-     344,440,603
                                                      -------------    -------------      -----------      ----------  ------------

PREFERRED STOCKS-4.4%
Cayman Islands- 2.0%
Centaur Funding Corp.
   9.08% (b)                               20,280               -0-             -0-        23,905,050           -0-      23,905,050
                                                      -------------    -------------      -----------      ----------  ------------

United Kingdom - 0.4%
Royal Bank of Scotland Group PLC
   6.35%                                  200,000               -0-             -0-         5,076,000           -0-       5,076,000
                                                      -------------    -------------      -----------      ----------  ------------

United States - 2.0%
Capital One Capital II
   7.50%                                  130,000               -0-             -0-         3,428,100           -0-       3,428,100
CoBank ACB
   7.00% (b)                              100,000               -0-             -0-         5,154,600           -0-       5,154,600
Federal Home Loan Mortgage Corp.
   5.90%                                  120,000               -0-             -0-         3,078,000           -0-       3,078,000
Morgan Stanley Group, Inc.
   6.06% (d)(f)                           400,000               -0-             -0-        10,480,000           -0-      10,480,000
Santander Finance Preferred SA Unipersonal
   6.80% (b)                               67,000               -0-             -0-         1,725,250           -0-       1,725,250
                                                      -------------    -------------      -----------      ----------  ------------
                                                                -0-             -0-        23,865,950           -0-      23,865,950
                                                      -------------    -------------      -----------      ----------  ------------
Total Preferred Stocks
   (cost $48,400,000)                                           -0-             -0-        52,847,000           -0-      52,847,000
                                                      -------------    -------------      -----------      ----------  ------------

NON-CONVERTIBLE PREFERRED STOCKS-0.1%
United States - 0.1%
ION Media Networks, Inc.                      -0-               -0-           3,174               -0-           -0-           3,174
Sovereign REIT (a)(b)                         501               -0-         744,454               -0-           -0-         744,454
                                                      -------------    -------------      -----------      ----------  ------------
Total Non-Convertible Preferred Stocks
   (cost $475,184)                                              -0-         747,628               -0-           -0-         747,628
                                                      -------------    -------------      -----------      ----------  ------------

MORTGAGE PASS THROUGHS-4.1%
United States-4.1%
Federal National Mortgage Association
   Series 2005
   4.50%, 12/01/35                         42,194               -0-             -0-        39,670,778           -0-      39,670,778
   Series 2007
   5.50%, 3/01/37                           9,966               -0-             -0-         9,855,709           -0-       9,855,709
                                                      -------------    -------------      -----------      ----------  ------------
Total Mortgage Pass Throughs
   (cost $49,257,100)                                           -0-             -0-        49,526,487           -0-      49,526,487
                                                      -------------    -------------      -----------      ----------  ------------

ASSET BACKED SECURITIES-0.8%
 United States- 0.8 %
Chase Issuance Trust
   Series 2005-A7, Class A7
   4.55%, 3/15/13
   (cost $10,037,444)                      10,000               -0-             -0-         9,876,145           -0-       9,876,145
                                                      -------------    -------------      -----------      ----------  ------------

U.S. TREASURIES-0.7%
U.S. Treasury Note - 0.5%
   4.625%, 2/15/17                          6,000               -0-             -0-         5,997,186           -0-       5,997,186
                                                      -------------    -------------      -----------      ----------  ------------
U.S. Treasury Bond - 0.2%
   4.75%, 2/15/37                           2,000               -0-             -0-         1,978,438           -0-       1,978,438
                                                      -------------    -------------      -----------      ----------  ------------
Total U.S. Treasuries
   (cost $8,053,070)                                            -0-             -0-         7,975,624           -0-       7,975,624
                                                      -------------    -------------      -----------      ----------  ------------


-----------------------------------------------------------------------------------------------------------------------------------
                                        Pro Forma                                                                      Pro Forma
                                   AllianceBernstein  AllianceBernstein                                           AllianceBernstein
                                    Emerging Market      Emerging        AllianceBernstein  AllianceBernstein          Emerging
                                        Debt Fund         Market               High           Corporate                  Market
                                     Principal Amount   Debt Fund           Yield Fund        Bond Fund     Adjust-    Debt Fund
                                          (000)       (U.S. $ Value)       (U.S. $ Value)   (U.S. $ Value)   ments   (U.S. $ Value)
-----------------------------------------------------------------------------------------------------------------------------------
INFLATION LINKED SECURITIES-0.2%
Cayman Islands-0.1%
Unibanco Grand Cayman
   8.70%, 2/11/10 (a)  (b)         BRL       3,100     $ 1,495,741     $        -0-     $        -0-    $    -0-       $ 1,495,741
                                                       -------------    ------------     -----------   -----------   -------------
Uruguay-0.1%
Uruguay Government International Bond
   5.00%, 9/14/18 (a)              UYU      21,424       1,018,281              -0-              -0-         -0-         1,018,281
                                                       -------------    ------------     -----------   -----------   -------------
Total Inflation Linked Securities
   (cost $2,312,720)                                     2,514,022              -0-              -0-         -0-         2,514,022
                                                       -------------    ------------     -----------   -----------   -------------

EQUITIES-WARRANTS -0.1%
Central Bank of Nigeria, expiring
   11/15/20 (a)(l)                           2,500         637,500              -0-              -0-         -0-           637,500
                                                       -------------    ------------     -----------   -----------   -------------
Pliant Corp., expiring
   6/01/10 (h)(i)(l)                             1             -0-                2              -0-         -0-                 2
                                                       -------------    ------------     -----------   -----------   -------------
Republic of Venezuela, expiring
   4/15/20 (l)                              48,195             -0-              -0-              -0-         -0-                -0-
                                                       -------------    ------------     -----------   -----------   -------------
Total Equities-Warrants
   (cost $7,317)                                           637,500                2              -0-         -0-           637,502
                                                       -------------    ------------     -----------   -----------   -------------

COMMON STOCK-0.0%
Phase Metrics (h)(l)
   (cost $1,258,040)                       126,418             -0-            1,264              -0-         -0-             1,264
                                                       -------------    ------------     -----------   -----------   -------------


SHORT-TERM INVESTMENTS-2.4%
Investment Companies- 0.9%
AllianceBernstein Fixed-Income
 Shares, Inc. -
 Prime STIF Portfolio (m)          US$  11,381,333             -0-              -0-       11,381,333         -0-        11,381,333
                                                       -------------    ------------     -----------   -----------   -------------

Time Deposits- 1.5%
The Bank of New York
   4.25%, 5/01/07                              580         580,000              -0-              -0-         -0-           580,000
Societe Generale
   5.28%, 5/01/07                           16,900      16,900,000              -0-              -0-         -0-        16,900,000
                                                       -------------    ------------     -----------   -----------   -------------
                                                        17,480,000              -0-              -0-         -0-        17,480,000
                                                       -------------    ------------     -----------   -----------   -------------
Total Short-Term Investments
   (cost $28,861,333)                                   17,480,000              -0-       11,381,333         -0-        28,861,333
                                                       -------------    ------------     -----------   -----------   -------------

Total Investments Before Security Lending Collateral
   (cost $1,160,387,973)                               409,601,978      197,981,408      594,329,848         -0-     1,201,913,234
                                                       -------------    ------------     -----------   -----------   -------------

INVESTMENT OF CASH COLLATERAL
   FOR SECURITIES LOANED-2.8%
Short Terms- 2.8%
UBS Private Money Market Fund, LLC
   (cost $33,070,742)                    33,070,742             -0-              -0-       33,070,742        -0-        33,070,742
                                                       -------------    ------------     -----------   -----------   -------------

Total Investments-103.3%
   (cost $1,193,458,715)                               409,601,978      197,981,408      627,400,590         -0-     1,234,983,976
Other assets less liabilities-(3.3%)                   (15,863,289)       2,110,218      (25,445,794)    40,000        (39,198,865)
                                                       -------------    ------------     -----------   -----------   -------------
Net Assets-100%                                      $ 393,738,689    $ 200,091,626    $ 601,954,796   $ 40,000   $  1,195,785,111
                                                       =============    ============     ===========   ===========   =============



CREDIT DEFAULT SWAP CONTRACTS

                                                                                                                      Pro Forma
                                                    Pro Forma                                                         Unrealized
Swap Counterparty &                              Notional Amount         Interest             Termination            Appreciation/
Referenced Obligation                                 (000)                Rate                   Date              (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Buy Contracts:
Citigroup Global Markets, Inc.
(Republic of Hungary
4.50% 2/06/13)                                     $    900               0.50%                11/26/13              $  (15,647)
JPMorgan Chase
(Republic of Hungary
4.75% 2/03/15)                                        4,220               0.30                 10/20/15                  (9,202)
Lehman Brothers
(Republic of Venezuela
9.25% 9/15/27)                                        3,820               1.26                  4/20/10                 (24,328)
Morgan Stanley Time Warner                            5,000               0.37                  5/1/12                  (24,570)
Reed Elsevier Capital                                 5,000               0.32                  6/20/12                 (18,682)


CREDIT DEFAULT SWAP CONTRACTS (continued)

                                                                                                                       Pro Forma
                                                    Pro Forma                                                         Unrealized
Swap Counterparty &                              Notional Amount         Interest             Termination            Appreciation/
Referenced Obligation                                 (000)                Rate                   Date              (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Sale Contracts:
Citigroup Global Markets, Inc.
(Republic of Brazil
12.25% 3/06/30)                                   $    7,110              3.09%                 8/20/10            $    612,507
Citigroup Global Markets, Inc.
(Republic of Philippines
10.625% 3/16/25)                                       1,410              4.95                  3/20/09                 122,372
Credit Suisse Markets
   First Boston
(Republic of Brazil
12.25% 3/06/30)                                        1,900              6.90                  6/20/07                 65,962
JPMorgan Chase
(Gazprom OAO
10.50% 10/21/09)                                       4,560              1.04                 10/20/10                 81,928
Lehman Brothers
(Republic of Venezuela
9.25%, 9/15/27                                         6,980              0.69                  4/20/08                 14,208
Lehman Brothers
Avalon Bay Communities, Inc.
Series H, Preferred Stock CIT Group,
Inc. Series A, Preferred Stock Duke
Energy Corp., Series C, Preferred
Stock Merrill Lynch & Co., Inc.
Series 1, Preferred Stock MetLife,
Inc., Series B, Preferred Stock Royal
Bank of Scotland Group PLC Series M,
Preferred Stock Washington Mutual, Inc.
Series A                                              10,000              1.58                  9/20/07                 65,140
Merrill Lynch Union Pacific Corp.                      6,000              0.53                 12/20/10                (16,531)
Morgan Stanley
(Republic of Brazil
10.125% 5/15/27)                                       2,000             17.75                  2/13/08                 349,831



FORWARD CURRENCY EXCHANGE CONTRACTS
                                                                                                                       Pro-Forma
                                                    Pro-Forma                                                          Unrealized
                                                 Contract Amount     U.S. $ Value on        U.S. $ Value at          Appreciation/
                                                      (000)          Origination Date          April 30, 2007        (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Buy Contracts:
Polish Zloty
    settling 6/13/07                                   6,453          $2,268,564             $2,329,108                $60,544

Sale Contracts:
Euro
    settling 5/29/07                                     475             635,512                649,021                (13,509)
Mexican Nuevo Peso
    settling 5/31/07                                  49,215           4,427,011              4,485,622               (58,611)
Mexican Nuevo Peso
    settling 6/28/07                                  54,973           4,989,162              5,002,871               (13,709)
Mexican Nuevo Peso
    settling 6/28/07                                  24,120           2,200,000              2,195,023                 4,977
Polish Zloty
    settling 6/13/07                                   6,446           2,304,064              2,326,468               (22,404)
South Korean Won
    settling 6/25/07                               1,288,597           1,391,723              1,385,767                 5,956

INTEREST RATE SWAP CONTRACT



                                                                                        Rate Type
                                                                    -------------------------------------------
                                                                                                                       Pro Forma
                                 Pro Forma          Termination           Payments Made         Payments Received      Unrealized
Swap Counterparty             Notional Amount           Date            by the Portfolio        by the Portfolio       Appreciation
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase                    $22,000             8/04/36            3 Month LIBOR+              5.643%               $839,810


+LIBOR (London Interbank Offered Rate)


REVERSE REPURCHASE AGREEMENTS

                                                                         Interest                                      Pro Forma
Broker                                                                     Rate                 Maturity                Amount
------------------------------------------------------------------------------------------------------------------------------------
ABN Amro Securities, Inc.                                                 5.05%                12/31/07               $7,580,439
ABN Amro Securities, Inc.                                                 5.10                 12/31/07                5,620,159
UBS AG London                                                             0.75                 12/31/07                7,833,805
UBS AG London                                                             4.75                 12/31/07                3,390,938
UBS AG London                                                             5.25                 12/31/07                2,974,684
                                                                                                                 -------------------
                                                                                                                      $27,400,025
                                                                                                                 -------------------

(a) Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $562,898,699.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in the transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, the aggregate market value of these securities amounted to $234,590,402 or 19.6% of net assets.

(c)  Variable rate coupon, rate shown as of April 30, 2007.

(d)  Floating Rate Security. Stated interest rate was in effect at April 30,
     2007.

(e) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(f)  Represents entire or partial securities out on loan.

(g)  Pay-In-Kind Payments (PIK).

(h)  Illiquid security, valued at fair value (see Note A).

(i) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.01% of net assets at April 30, 2007, are considered illiquid and restricted.

                                                                                                                      Percentage
     Restricted Securities                     Acquisition Date          Acquisition Cost          Market Value       of Net Assets
     -------------------------------------------------------------------------------------------------------------------------------
     Russell-Stanley Holdings, Inc.            2/10/99-5/31/05               $7,530,199              $79,305             0.01%
     9.00%, 11/30/08

     Pliant Corp.-warrants                        10/4/2004                    7,317                    2                0.00
     Expiring 6/01/10

(j)  Security is in default and is non-income producing.

(k) Position, or portion thereof, has been segregated to collateralize reverse repurchase agreements. The aggregate market value of these securities amounted to $27,864,707.

(l)  Non-income producing security.

(m)  Investment in affiliated money market mutual fund.

Currency Abbreviations:

BRL - Brazilian Real
COP - Colombian Peso
CRC - Costa Rican Colon
HUF - Hungarian Forint
MXN - Mexican Peso
PEN - Peruvian New Sol
RUB - Russia Ruble
TRY - New Turkish Lira
UYU - Uruguayan Peso

See notes to Pro Forma AllianceBernstein Emerging Market Debt Fund financial statements.

STATEMENT OF ASSETS AND LIABILITIES
PRO FORMA ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND                                    AllianceBernstein Emerging Market Debt Fund
April 30, 2007 (unaudited)                                                                         AllianceBernstein High Yield Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Pro Forma
                                                      AllianceBernstein                                            AllianceBernstein
                                                        Emerging Market      AllianceBernstein                      Emerging Market
                                                         Debt Fund             High Yield Fund        Adjustments      Debt Fund
                                                     ------------------     ------------------        -----------  -----------------
Assets
Investments in securities, at value
  (cost $576,149,469)                                $     409,601,978          $ 198,729,036    $       -0-      $     608,331,014
Unrealized appreciation of credit default
  swap contracts                                             1,246,808                    -0-            -0-              1,246,808
Unrealized appreciation of forward currency
  exchange contracts                                            71,477                    -0-            -0-                 71,477
Receivable for investment securities sold                    9,555,105              1,133,445            -0-             10,688,550
Interest receivable                                          6,946,427              4,399,778            -0-             11,346,205
Receivable for capital stock sold                            3,025,532                130,521        40,000**             3,156,053
                                                     ------------------     ------------------   ------------     ------------------
Total assets                                               430,447,327            204,392,780        40,000             634,840,107
                                                     =================      =================    ============     ==================
Liabilities
Due to custodian                                                48,895              1,059,131            -0-              1,108,026
Unrealized depreciation of forward currency
  exchange contracts                                            94,724                 13,509            -0-                108,233
Unrealized depreciation of credit
  default swap contracts                                        49,177                    -0-            -0-                 49,177
Reverse repurchase agreements                               27,400,025                    -0-            -0-             27,400,025
Payable for investment securities purchased                  5,948,952                540,000            -0-              6,488,952
Payable for capital stock redeemed                           2,035,356                957,280            -0-              2,992,636
Dividends payable                                              518,679                267,109            -0-                785,788
Distribution fee payable                                       171,546                109,130            -0-                280,676
Advisory fee payable                                           159,945                 82,876            -0-                242,821
Administrative fee payable                                      31,863                 28,738            -0-                 60,601
Transfer Agent fee payable                                      31,577                 27,515            -0-                 59,092
Accrued expenses                                               217,899                468,238            -0-                686,137
                                                     ------------------     ------------------   ------------     ------------------
Total liabilities                                           36,708,638              3,553,526            -0-             40,262,164
                                                     ------------------     ------------------   ------------     ------------------
Net Assets                                           $     393,738,689      $     200,839,254    $   40,000       $     594,617,943
                                                     =================      =================    ============     ==================

Class A Shares
Net Assets                                           $     262,614,112      $      91,744,504                     $     354,358,616
Shares of capital stock outstanding                         29,310,397             15,149,565     (4,903,319)            39,556,643
                                                     ------------------     ------------------   ------------     ------------------
Net asset value and redemption price per share       $            8.96      $            6.06                     $            8.96
Sales charge-4.25% of public offering price                       0.40                   0.27                                  0.40
                                                     ------------------     ------------------                    ------------------
Maximum offering price                               $            9.36      $            6.33                     $            9.36
                                                     ------------------     ------------------                    ------------------

Class B Shares
Net Assets                                           $      40,310,504      $      70,343,843                     $     110,654,347
Shares of capital stock outstanding                          4,460,115             11,621,088     (3,843,701)            12,237,502
                                                     ------------------     ------------------   ------------     ------------------
Net asset value and offering price per share         $            9.04      $            6.05                     $            9.04
                                                     ------------------     ------------------                    ------------------

Class C Shares
Net Assets                                           $      90,814,073      $      33,885,879                     $    $ 124,699,952
Shares of capital stock outstanding                         10,025,814              5,594,679     (1,852,543)            13,767,950
                                                     ------------------     ------------------   ------------     ------------------
Net asset value and offering price per share         $            9.06      $            6.06                     $           $ 9.06
                                                     ------------------     ------------------                    ------------------

Advisor Shares
Net Assets                                           $          10,000 *     $      4,799,131                     $       4,809,131
Shares of capital stock outstanding                              1,116 *              790,458       (254,958)               536,616
                                                     ------------------     ------------------  -------------     ------------------
Net asset value and offering price per share         $            8.96       $           6.07                     $            8.96
                                                     ------------------     ------------------                    ------------------

Class R Shares
Net Assets                                           $          10,000 *    $           9,867                     $          19,867
Shares of capital stock outstanding                              1,116 *                1,630           (529)                 2,217
                                                     ------------------     ------------------   ------------     ------------------
Net asset value and offering price per share         $            8.96      $            6.05                     $            8.96
                                                     ------------------     ------------------                    ------------------

Class K Shares
Net Assets                                           $          10,000 *    $          46,269                     $          56,269
Shares of capital stock outstanding                              1,116 *                7,637         (2,472)                 6,281
                                                     ------------------     ------------------   ------------     ------------------
Net asset value and offering price per share         $            8.96      $            6.06                     $            8.96
                                                     ------------------     ------------------                    ------------------

Class I Shares
Net Assets                                           $          10,000 *    $           9,761                     $          19,761
Shares of capital stock outstanding                              1,116 *                1,613           (524)                 2,205
                                                     ------------------     ------------------   ------------     ------------------
Net asset value and offering price per share         $            8.96      $            6.05                     $            8.96
                                                     ------------------     ------------------                    ------------------


-----------------------------------------------------------------------------------------------------------------------------------

* Assumes the NAV of Advisor Class, Class R, Class K and Class I will be the same as Class A which will commence prior to the merger. See notes to Pro Forma AllianceBernstein Emerging Market Debt Fund financial statements.

** Assumes Advisor Class, Class R, Class K and Class I will commence with $10,000 in net assets prior to the merger.

STATEMENT OF OPERATIONS
PRO FORMA ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND                                    AllianceBernstein Emerging Market Debt Fund
Twelve Months Ended April 30, 2007 (unaudited)                                                     AllianceBernstein High Yield Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Pro Forma
                                                     AllianceBernstein                                            AllianceBernstein
                                                      Emerging Market     AllianceBernstein                        Emerging Market
                                                        Debt Fund          High Yield Fund       Adjustments          Debt Fund
                                                     -----------------   --------------------    -----------      -----------------
Investment Income
Interest                                             $      29,754,062   $  16,939,149       $            -0-     $   46,693,211
Dividends                                                          -0-         131,760                    -0-            131,760
                                                     -----------------   -------------       ----------------      -------------
                                                            29,754,062      17,070,909                    -0-         46,824,971
                                                     -----------------   -------------       ----------------      -------------
Expenses
Advisory fee                                                 1,874,669       1,072,514                 29,712          2,976,895 (a)
Distribution fee - Class A                                     722,711         248,723                 46,620          1,018,054 (b)
Distribution fee - Class B                                     450,153         910,143                    -0-          1,360,296 (c)
Distribution fee - Class C                                     890,146         360,060                    -0-          1,250,206 (c)
Distribution fee - Class R                                         -0-              48                    -0-                 48 (d)
Distribution fee - Class K                                         -0-             291                    -0-                291 (e)
Transfer agency                                                501,729         256,844                110,680            869,253 (f)
Custodian                                                      329,734         158,502               (104,765)           383,471 (f)
Audit and legal                                                165,872         201,570               (227,442)           140,000 (f)
Administrative                                                 104,943          96,293                (97,743)           103,493 (f)
Registration                                                    71,228          57,198                (58,426)            70,000 (f)
Directors' fees                                                 38,293          33,057                (30,510)            40,840 (f)
Printing                                                        23,484          76,171                (44,655)            55,000 (f)
Miscellaneous                                                    6,067          11,698                  2,235             20,000 (f)
                                                     -----------------    ------------       ----------------     --------------
Total expenses before interest expense                       5,179,029       3,483,112               (374,294)         8,287,847
Interest expense                                             1,539,198             -0-                342,200          1,881,398
                                                     -----------------    ------------       ----------------     --------------
Total expenses                                               6,718,227       3,483,112                (32,094)        10,169,245
Less: expenses waived by the Adviser
(see Note C)                                                       -0-             -0-               (788,989)          (788,989)
Less: expense offset arrangement
(see Note C)                                                   (10,784)        (15,791)                   -0-            (26,575)
                                                     -----------------    ------------       ----------------     --------------
Net expenses                                                 6,707,443       3,467,321               (821,083)         9,353,681
                                                     -----------------    ------------       ----------------     --------------
Net investment income                                       23,046,619      13,603,588                821,083         37,471,290
                                                     -----------------    ------------       ----------------     --------------
Realized and Unrealized Gain (Loss) on
Investment and Foreign Currency
Transactions
Net realized gain (loss) on:
Investment transactions                                      9,738,061       2,453,736                    -0-         12,191,797
Written Options                                                 (2,554)            -0-                    -0-             (2,554)
Swap contracts                                               1,353,516             -0-                    -0-          1,353,516
Foreign currency transactions                                   63,367         (41,266)                   -0-             22,101
Net change in unrealized
appreciation/depreciation of:
Investments                                                 13,842,833       5,520,015                    -0-         19,362,848
Written Options                                                 (1,598)            -0-                    -0-             (1,598)
Swap contracts                                              (1,018,707)            -0-                    -0-         (1,018,707)
Foreign currency denominated
assets and liabilities                                         (61,835)         20,435                    -0-            (41,400)
                                                     -----------------    ------------       ----------------     --------------
Net gain on investment and foreign
currency transactions                                       23,913,083       7,952,920                    -0-         31,866,003
                                                     -------------------  --------------     -----------------    --------------
Net Increase in Net Assets from
Operations                                           $      46,959,702    $ 21,556,508       $        821,083       $ 69,337,293
                                                     =================    ============       =================    ==============
-----------------------------------------------------------------------------------------------------------------------------------

(a) Advisory fee based on an annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion of the Fund's average daily net assets.

(b) Distribution fee based on an annual rate of .30% of the total combined average daily net assets.

(c) Distribution fee based on an annual rate of 1.00% of the total combined average daily net assets.

(d) Distribution fee based on an annual rate of .50% of the total combined average daily net assets.

(e) Distribution fee based on an annual rate of .25% of the total combined average daily net assets.

(f)  Expenses are based on one fund.

     See notes to Pro Forma AllianceBernstein Emerging Market Debt Fund financial statements.

STATEMENT OF ASSETS AND LIABILITIES
PRO FORMA ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND                                    AllianceBernstein Emerging Market Debt Fund
April 30, 2007 (unaudited)                                                                     AllianceBernstein Corporate Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Pro Forma
                                                   AllianceBernstein     AllianceBernstein                        AllianceBernstein
                                                    Emerging Market         Corporate                              Emerging Market
                                                     Debt Fund              Bond Fund **      Adjustments            Debt Fund
                                                   --------------        ----------------    ---------------      --------------
Assets
Investments in securities, at value
Unaffiliated issuers (cost $980,277,067 --
 including investment of cash collateral
 of securities loaned of $33,070,742               $ 409,601,978           $ 616,019,257      $         -0-     $ 1,025,621,235
Affiliated issuers (cost $11,381,333)                        -0-              11,381,333                -0-          11,381,333
Cash                                                         -0-                   1,574                -0-               1,574
Unrealized appreciation of swap contracts              1,246,808                 904,950                -0-           2,151,758
Unrealized appreciation of forward currency
exchange contracts                                        71,477                      -0-               -0-              71,477
Receivable for investment securities sold              9,555,105                      -0-               -0-           9,555,105
Interest and dividends receivable                      6,946,427               8,790,199                -0-          15,736,626
Receivable for capital stock sold                      3,025,532                 562,691             40,000***        3,628,223
                                                   --------------        ----------------    ---------------      --------------
Total assets                                         430,447,327             637,660,004             40,000        1,068,147,331
                                                   --------------        ----------------    ---------------      --------------
Liabilities
Due to custodian                                          48,895                     -0-                -0-              48,895
Unrealized depreciation of forward currency
exchange contracts                                        94,724                     -0-                -0-              94,724
Unrealized depreciation of swap contracts                 49,177                 59,783                 -0-             108,960
Reverse repurchase agreements                         27,400,025                     -0-                -0-          27,400,025
Payable for investment securities purchased            5,948,952                     -0-                -0-           5,948,952
Payable for capital stock redeemed                     2,035,356               1,159,393                -0-           3,194,749
Dividends payable                                        518,679                 521,469                -0-           1,040,148
Distribution fee payable                                 171,546                 243,530                -0-             415,076
Advisory fee payable                                     159,945                 246,018                -0-             405,963
Administrative fee payable                                31,863                  35,218                -0-              67,081
Transfer Agent fee payable                                31,577                   5,156                -0-              36,733
Payable for collateral on securities loaned                  -0-              33,070,742                -0-          33,070,742
Accrued expenses                                         217,899                 363,899                -0-             581,798
                                                   --------------        ----------------    ---------------      --------------
Total liabilities                                     36,708,638              35,705,208                -0-          72,413,846
                                                   --------------        ----------------    ---------------      --------------
Net Assets                                         $ 393,738,689           $ 601,954,796      $      40,000       $ 995,733,485
                                                   --------------        ----------------    ---------------      --------------

Class A Shares
Net Assets                                         $ 262,614,112           $ 423,597,113                          $ 686,211,225
Shares of capital stock outstanding                   29,310,397              34,461,354         12,807,624          76,579,375
                                                   --------------        ----------------    ---------------      --------------
Net asset value and redemption price per share            $ 8.96                 $ 12.29                                 $ 8.96
Sales charge-4.25% of public offering price                 0.40                    0.55                                   0.40
                                                   --------------        ----------------                         --------------
Maximum offering price                                    $ 9.36                 $ 12.84                                 $ 9.36
                                                   --------------        ----------------                         --------------

Class B Shares
Net Assets                                          $ 40,310,504            $ 82,031,426                          $ 122,341,930
Shares of capital stock outstanding                    4,460,115               6,682,160          2,394,933          13,537,208
                                                   --------------        ----------------    ---------------      --------------

Net asset value and offering price per share              $ 9.04                 $ 12.28                                 $ 9.04
                                                   --------------        ----------------                         --------------

Class C Shares
Net Assets                                          $ 90,814,073            $ 88,081,835                          $ 178,895,908
Shares of capital stock outstanding                   10,025,814               7,169,182          2,555,900          19,750,896
                                                   --------------        ----------------    ---------------      --------------
Net asset value and offering price per share              $ 9.06                 $ 12.29                                 $ 9.06
                                                   --------------        ----------------                         --------------

Advisor Shares
Net Assets                                              $ 10,000 *           $ 7,522,628                            $ 7,532,628
Shares of capital stock outstanding                        1,116 *               612,274            227,553             840,943
                                                   --------------        ----------------    ---------------      --------------
Net asset value and offering price per share              $ 8.96                 $ 12.29                                 $ 8.96
                                                   --------------        ----------------                         --------------

Class R Shares
Net Assets                                              $ 10,000 *             $ 294,463                              $ 304,463
Shares of capital stock outstanding                        1,116 *                23,953              8,902              33,971
                                                   --------------        ----------------    ---------------      --------------
Net asset value and offering price per share              $ 8.96                 $ 12.29                                 $ 8.96
                                                   --------------        ----------------                         --------------

Class K Shares
Net Assets                                              $ 10,000 *              $ 62,530                               $ 72,530
Shares of capital stock outstanding                        1,116 *                 5,086              1,890               8,092
                                                   --------------        ----------------    ---------------      --------------
Net asset value and offering price per share              $ 8.96                 $ 12.29                                 $ 8.96
                                                   --------------        ----------------                         --------------

Class I Shares
Net Assets                                              $ 10,000 *             $ 364,801                              $ 374,801
Shares of capital stock outstanding                        1,116 *                29,670             11,060              41,846
                                                   --------------        ----------------    ---------------      --------------
Net asset value and offering price per share              $ 8.96                 $ 12.30                                 $ 8.96
                                                   --------------        ----------------                         --------------



----------
* Assumes the NAV of Advisor Class, Class R, Class K and Class I will be the same as Class A which will commence prior to the merger.

** Does not include the cost of $3.2 million for the repositioning of assets on Corporate Bond Fund.

*** Assumes Advisor Class, Class R, Class K and Class I will commence with $10,000 in net assets prior to the merger.

See notes to Pro Forma AllianceBernstein Emerging Market Debt Fund financial statements.


STATEMENT OF OPERATIONS
PRO FORMA ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND                                    AllianceBernstein Emerging Market Debt Fund
Twelve Months Ended April 30, 2007 (unaudited)                                                 AllianceBernstein Corporate Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Pro Forma
                                              AllianceBernstein     AllianceBernstein                          AllianceBernstein
                                                Emerging Market        Corporate                               Emerging Market
                                                 Debt Fund             Bond Fund           Adjustments            Debt Fund
                                              ----------------      ----------------      ---------------      ----------------
Investment Income
Interest
Unaffiliated issuers                             $ 29,754,062          $ 33,552,071        $         -0-          $ 63,306,133
Affiliated issuers                                        -0-               259,068                  -0-               259,068
Dividends                                                 -0-             4,483,587                  -0-             4,483,587
                                              ----------------      ----------------      ---------------      ----------------
                                                   29,754,062            38,294,726                  -0-            68,048,788
                                              ----------------      ----------------      ---------------      ----------------
Expenses
Advisory fee                                        1,874,669             3,047,897               10,384             4,932,950 (a)
Distribution fee - Class A                            722,711             1,243,489               35,633             2,001,833 (b)
Distribution fee - Class B                            450,153               986,467                  -0-             1,436,620 (c)
Distribution fee - Class C                            890,146               900,604                  -0-             1,790,750 (c)
Distribution fee - Class R                                -0-                   776                  -0-                   776 (d)
Distribution fee - Class K                                -0-                   610                  -0-                   610 (e)
Transfer agency                                       501,729             1,139,888              (82,805)            1,558,812 (f)
Custodian                                             329,734               235,004             (131,363)              433,375 (f)
Audit and legal                                       165,872               125,131             (149,003)              142,000 (f)
Administrative                                        104,943               101,446             (102,896)              103,493 (f)
Registration                                           71,228                90,191              (86,419)               75,000 (f)
Directors' fees                                        38,293                35,885              (33,338)               40,840 (f)
Printing                                               23,484               103,174               33,342               160,000 (f)
Miscellaneous                                           6,067                23,469                  464                30,000 (f)
                                              ----------------      ----------------      ---------------      ----------------
Total expenses before interest expense              5,179,029             8,034,031             (506,001)           12,707,059
Interest expense                                    1,539,198                   -0-            1,578,426             3,117,624
                                              ----------------      ----------------      ---------------      ----------------
Total expenses                                      6,718,227             8,034,031            1,072,425            15,824,683
Less: expenses waived by the Adviser
(see Note C)                                              -0-                   -0-           (1,063,635)           (1,063,635)
Less: expense offset arrangement
(see Note C)                                          (10,784)              (44,295)                 -0-               (55,079)
                                              ----------------      ----------------      ---------------      ----------------
Net expenses                                        6,707,443             7,989,736                8,790            14,705,969
                                              ----------------      ----------------      ---------------      ----------------
Net investment income                              23,046,619            30,304,990               (8,790)           53,342,819
                                              ----------------      ----------------      ---------------      ----------------
Realized and Unrealized Gain (Loss) on
Investment and Foreign Currency
Transactions
Net realized gain (loss) on:
Investment transactions                             9,738,061            16,948,681                  -0-            26,686,742
Written Options                                        (2,554)                  -0-                  -0-                (2,554)
Swap contracts                                      1,353,516            (1,678,771)                 -0-              (325,255)
Futures contracts                                         -0-               685,627                  -0-               685,627
Foreign currency transactions                          63,367                   -0-                  -0-                63,367
Net change in unrealized
appreciation/depreciation of:
Investments                                        13,842,833            22,018,074                  -0-            35,860,907
Written Options                                        (1,598)                  -0-                  -0-                (1,598)
Swap contracts                                     (1,018,707)           (1,117,317)                 -0-            (2,136,024)
Futures contracts                                         -0-              (739,599)                 -0-              (739,599)
Foreign currency denominated
assets and liabilities                                (61,835)                  -0-                  -0-               (61,835)
                                              ----------------      ----------------      ---------------      ----------------
Net gain on investment and foreign
currency transactions                              23,913,083            36,116,695                  -0-            60,029,778
                                              ----------------      ----------------      ---------------      ----------------
Net Increase in Net Assets from
Operations                                       $ 46,959,702          $ 66,421,685             $ (8,790)        $ 113,372,597
                                              ----------------      ----------------      ---------------      ----------------

----------
(a) Advisory fee based on an annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion of the Fund's average daily net assets.

(b) Distribution fee based on an annual rate of .30% of the total combined average daily net assets.

(c) Distribution fee based on an annual rate of 1.00% of the total combined average daily net assets.

(d) Distribution fee based on an annual rate of .50% of the total combined average daily net assets.

(e) Distribution fee based on an annual rate of .25% of the total combined average daily net assets.

(f)  Expenses are based on one fund.

See notes to Pro Forma AllianceBernstein Emerging Market Debt Fund financial statements.

STATEMENT OF ASSETS AND LIABILITIES                                                      AllianceBernstein Emerging Market Debt Fund
PRO FORMA ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND                                              AllianceBernstein High Yield Fund
April 30, 2007 (unaudited)                                                                     AllianceBernstein Corporate Bond Fund
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      Pro Forma
                                                AllianceBernstein                   AllianceBernstein              AllianceBernstein
                                                Emerging Market   AllianceBernstein    Corporate                     Emerging Market
                                                   Debt Fund        High Yield Fund    Bond Fund **    Adjustments      Debt Fund
                                                ----------------  ----------------- ----------------- ------------- ----------------
Assets
Investments in securities, at value
Unaffiliated issuers
 (cost $1,182,077,382 -- including
 investment of cash collateral of
 securities loaned of $33,070,742)              $ 409,601,978     $  198,729,036    $  616,019,257    $        -0-  $ 1,224,350,271
Affiliated issuers (cost $11,381,333)                      -0-                -0-       11,381,333             -0-       11,381,333
Cash                                                       -0-                -0-            1,574             -0-            1,574
Unrealized appreciation of swap contracts            1,246,808                -0-          904,950             -0-        2,151,758
Unrealized appreciation of forward currency
 exchange contracts                                     71,477                -0-               -0-            -0-           71,477
Receivable for investment securities sold            9,555,105         1,133,445                -0-            -0-       10,688,550
Interest and dividends receivable                    6,946,427         4,399,778         8,790,199             -0-       20,136,404
Receivable for capital stock sold                    3,025,532           130,521           562,691         40,000***      3,758,744
                                                --------------    --------------    --------------    ------------  ---------------
Total assets                                       430,447,327       204,392,780       637,660,004         40,000     1,272,540,111
                                                --------------    --------------    --------------    ------------  ---------------
Liabilities
Due to custodian                                        48,895         1,059,131                -0-            -0-        1,108,026
Unrealized depreciation of forward currency
 exchange contracts                                     94,724            13,509                -0-            -0-          108,233
Unrealized depreciation of swap contracts               49,177                -0-           59,783             -0-          108,960
Reverse repurchase agreements                       27,400,025                -0-               -0-            -0-       27,400,025
Payable for investment securities purchased          5,948,952           540,000                -0-            -0-        6,488,952
Payable for capital stock redeemed                   2,035,356           957,280         1,159,393             -0-        4,152,029
Dividends payable                                      518,679           267,109           521,469             -0-        1,307,257
Distribution fee payable                               171,546           109,130           243,530             -0-          524,206
Advisory fee payable                                   159,945            82,876           246,018             -0-          488,839
Administrative fee payable                              31,863            28,738            35,218             -0-           95,819
Transfer Agent fee payable                              31,577            27,515             5,156             -0-           64,248
Payable for collateral on securities loaned                -0-                -0-       33,070,742             -0-       33,070,742
Accrued expenses                                       217,899           468,238           363,899             -0-        1,050,036
                                                --------------    --------------    --------------    ------------  ---------------
Total liabilities                                   36,708,638         3,553,526        35,705,208             -0-       75,967,372
                                                --------------    --------------    --------------    ------------  ---------------
Net Assets                                      $  393,738,689    $  200,839,254    $  601,954,796    $    40,000   $ 1,196,572,739
                                                --------------    --------------    --------------    ------------  ---------------

Class A Shares
Net Assets                                      $  262,614,112    $   91,744,504    $  423,597,113                  $   777,955,729
Shares of capital stock outstanding                 29,310,397        15,149,565        34,461,354      7,904,305        86,825,621
                                                --------------    --------------    --------------    ------------  ---------------
Net asset value and redemption price per share          $ 8.96            $ 6.06           $ 12.29                           $ 8.96
Sales charge-4.25% of public offering price               0.40              0.27              0.55                             0.40
                                                --------------    --------------    --------------                  ---------------
Maximum offering price                                  $ 9.36            $ 6.33           $ 12.84                           $ 9.36
                                                --------------    --------------    --------------                  ---------------
Class B Shares
Net Assets                                      $   40,310,504    $   70,343,843    $   82,031,426                  $   192,685,773
Shares of capital stock outstanding                  4,460,115        11,621,088         6,682,160     (1,448,767)       21,314,596
                                                --------------    --------------    --------------    ------------  ---------------
Net asset value and offering price per share            $ 9.04            $ 6.05           $ 12.28                           $ 9.04
                                                --------------    --------------    --------------                  ---------------

Class C Shares
Net Assets                                      $   90,814,073    $   33,885,879    $   88,081,835                   $  212,781,787
Shares of capital stock outstanding                 10,025,814         5,594,679         7,169,182        703,357        23,493,032
                                                --------------    --------------    --------------    ------------  ---------------
Net asset value and offering price per share            $ 9.06            $ 6.06           $ 12.29                           $ 9.06
                                                --------------    --------------    --------------                  ---------------

Advisor Shares
Net Assets                                            $ 10,000 *      $ 4,799,131      $ 7,522,628                  $    12,331,759
Shares of capital stock outstanding                      1,116 *          790,458          612,274        (27,405)        1,376,443
                                                --------------    --------------    --------------    ------------  ---------------
Net asset value and offering price per share            $ 8.96            $ 6.07           $ 12.29                           $ 8.96
                                                --------------    --------------    --------------                  ---------------

Class R Shares
Net Assets                                            $ 10,000 *         $ 9,867         $ 294,463                        $ 314,330
Shares of capital stock outstanding                      1,116 *           1,630            23,953          8,373            35,072
                                                --------------    --------------    --------------    ------------  ---------------
Net asset value and offering price per share            $ 8.96            $ 6.05           $ 12.29                           $ 8.96
                                                --------------    --------------    --------------                  ---------------

Class K Shares
Net Assets                                            $ 10,000 *        $ 46,269          $ 62,530                        $ 118,799
Shares of capital stock outstanding                      1,116 *           7,637             5,086           (581)           13,258
                                                --------------    --------------    --------------    ------------  ---------------
Net asset value and offering price per share            $ 8.96            $ 6.06           $ 12.29                           $ 8.96
                                                --------------    --------------    --------------                  ---------------

Class I Shares
Net Assets                                            $ 10,000 *         $ 9,761        $ 364,801                         $ 384,562
Shares of capital stock outstanding                      1,116 *           1,613           29,670          10,536            42,935
                                                --------------    --------------    --------------    ------------  ---------------
Net asset value and offering price per share            $ 8.96            $ 6.05          $ 12.30                            $ 8.96
                                                --------------    --------------    --------------                  ---------------

----------
* Assumes the NAV of Advisor Class, Class R, Class K and Class I will be the same as Class A which will commence prior to the merger.

** Does not include the cost of $3.2 million for the repositioning of assets on Corporate Bond Fund.

*** Assumes Advisor Class, Class R, Class K and Class I will commence with $10,000 in net assets prior to the merger.


See notes to Pro Forma AllianceBernstein Emerging Market Debt Fund financial statements.

STATEMENT OF OPERATIONS                                                                  AllianceBernstein Emerging Market Debt Fund
PRO FORMA ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND                                              AllianceBernstein High Yield Fund
Twelve Months ended April 30, 2007 (unaudited)                                                 AllianceBernstein Corporate Bond Fund
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      Pro Forma
                                        AllianceBernstein                     AllianceBernstein                    AllianceBernstein
                                        Emerging Market   AllianceBernstein      Corporate                          Emerging Market
                                           Debt Fund       High Yield Fund       Bond Fund        Adjustments         Debt Fund
                                        ----------------  -----------------   -----------------  -------------      ----------------
Investment Income
Interest
 Unaffiliated issuers                    $ 29,754,062       $ 16,939,149       $ 33,552,071      $         -0-      $ 80,245,282
  Affiliated issuers                              -0-                -0-            259,068                -0-           259,068
Dividends                                         -0-            131,760          4,483,587                -0-         4,615,347
                                        --------------     --------------     --------------     --------------     -------------
                                           29,754,062         17,070,909         38,294,726                -0-        85,119,697
                                        --------------     --------------     --------------     --------------     -------------
Expenses
Advisory fee                                1,874,669          1,072,514          3,047,897             (8,455)        5,986,625 (a)
Distribution fee - Class A                    722,711            248,723          1,243,489             49,504         2,264,427 (b)
Distribution fee - Class B                    450,153            910,143            986,467                -0-         2,346,763 (c)
Distribution fee - Class C                    890,146            360,060            900,604                -0-         2,150,810 (c)
Distribution fee - Class R                        -0-                 48                776                -0-               824 (d)
Distribution fee - Class K                        -0-                291                610                -0-               901 (e)
Transfer agency                               501,729            256,844          1,139,888             (6,687)        1,891,774 (f)
Custodian                                     329,734            158,502            235,004           (244,621)          478,619 (f)
Audit and legal                               165,872            201,570            125,131           (345,573)          147,000 (f)
Administrative                                104,943             96,293            101,446           (199,189)          103,493 (f)
Registration                                   71,228             57,198             90,191           (139,617)           79,000 (f)
Directors' fees                                38,293             33,057             35,885            (66,395)           40,840 (f)
Printing                                       23,484             76,171            103,174            (35,829)          167,000 (f)
Miscellaneous                                   6,067             11,698             23,469            (11,234)           30,000 (f)
                                        --------------     --------------     --------------     --------------     -------------
Total expenses before interest expense      5,179,029          3,483,112          8,034,031         (1,008,096)       15,688,076
Interest expense                            1,539,198                -0-                -0-          2,244,349         3,783,547
                                        --------------     --------------     --------------     --------------     -------------
Total expenses                              6,718,227          3,483,112          8,034,031          1,236,253        19,471,623
Less: expenses waived by the Adviser
(see Note C)                                      -0-                -0-                -0-         (1,141,738)       (1,141,738)
Less: expense offset arrangement
(see Note C)                                  (10,784)           (15,791)           (44,295)               -0-           (70,870)
                                        --------------     --------------     --------------     --------------     -------------
Net expenses                                6,707,443          3,467,321          7,989,736             94,515        18,259,015
                                        --------------     --------------     --------------     --------------     -------------
Net investment income                      23,046,619         13,603,588         30,304,990            (94,515)       66,860,682
                                        --------------     --------------     --------------     --------------     -------------
Realized and Unrealized Gain (Loss) on
Investment and Foreign Currency
Transactions
Net realized gain (loss) on:
Investment transactions                     9,738,061          2,453,736         16,948,681                -0-        29,140,478
Written Options                                (2,554)               -0-                -0-                -0-            (2,554)
Swap contracts                              1,353,516                -0-         (1,678,771)               -0-          (325,255)
Futures contracts                                 -0-                -0-            685,627                -0-           685,627
Foreign currency transactions                  63,367            (41,266)               -0-                -0-            22,101
Net change in unrealized
appreciation/depreciation of:
Investments                                13,842,833          5,520,015         22,018,074                -0-        41,380,922
Written Options                                (1,598)               -0-                -0-                -0-            (1,598)
Swap contracts                             (1,018,707)               -0-         (1,117,317)               -0-        (2,136,024)
Futures contracts                                 -0-                -0-           (739,599)               -0-          (739,599)
Foreign currency denominated
assets and liabilities                        (61,835)            20,435                -0-                -0-           (41,400)
                                        --------------     --------------     --------------     --------------     -------------

Net gain on investment and foreign
currency transactions                      23,913,083          7,952,920         36,116,695                -0-        67,982,698
                                        --------------     --------------     --------------     --------------     -------------
Net Increase in Net Assets from
Operations                               $ 46,959,702       $ 21,556,508       $ 66,421,685          $ (94,515)     $ 134,843,380
                                        --------------     --------------     --------------     --------------     -------------

----------
(a) Advisory fee based on an annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion of the Fund's average daily net assets.

(b) Distribution fee based on an annual rate of .30% of the total combined average daily net assets.

(c) Distribution fee based on an annual rate of 1.00% of the total combined average daily net assets.

(d) Distribution fee based on an annual rate of .50% of the total combined average daily net assets.

(e) Distribution fee based on an annual rate of .25% of the total combined average daily net assets.

(f)  Expenses are based on one fund.

See notes to Pro Forma AllianceBernstein Emerging Market Debt Fund financial statements.

NOTES TO FINANCIAL STATEMENTS
PRO FORMA ALLIANCEBERNSTEIN
EMERGING MARKET DEBT FUND
April 30, 2007 (unaudited)

NOTE A: General

The Pro Forma AllianceBernstein Emerging Market Debt Fund Financial Statements give effect to the proposed acquisitions (the "Acquisitions") of the assets and liabilities of each of AllianceBernstein High Yield Fund and AllianceBernstein Corporate Bond Fund (collectively, the "Acquired Funds") by AllianceBernstein Emerging Market Debt Fund (the "Fund" or "Acquiring Fund") pursuant to Agreements and Plans of Reorganization. The Acquisitions would be accomplished by a tax-free exchange of the assets and liabilities of each AllianceBernstein High Yield Fund and AllianceBernstein Corporate Bond Fund for shares of the Fund. After the proposed acquisition, the tax survivor would be AllianceBernstein Corporate Bond Fund.

The Fund was incorporated under the laws in the state of Maryland on December 2, 1993. The Fund's unaudited Pro Forma Portfolio of Investments, Statement of Assets and Liabilities and Statement of Operations are prepared as though the Acquisition was effective for the period May 1, 2006 - April 30, 2007. You should read them in conjunction with the Fund's historical financial statements, which are included in the Fund's Statement of Additional Information. The Fund's Pro Forma Statement of Operations reflects the assumption that certain expenses would be lower for the combined Fund as a result of the Acquisitions. Each Fund will bear the expenses of the Acquisition on a relative net asset basis, including the cost of proxy solicitation. Each will bear its own costs associated with the disposition or acquisition of portfolio securities in connection with the Acquisition.

NOTE B: Significant Accounting Policies
The Fund's Pro Forma financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

1. Security Valuation
Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange (other than securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ")) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, AllianceBernstein L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation and depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Investment Income and Investment Transactions
Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

5. Class Allocations
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on their respective net assets.

6. Dividends and Distributions
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE C: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess $5 billion, of the Fund's average daily net assets. The fee is accrued daily and paid monthly. Effective upon consummation of the merger, the Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to .95%, 1.65%, 1.65%, .65%, 1.15%, .90% and .65% of the daily average net assets for the Class A, Class B, Class C, Advisor Class, Class K and Class I shares, respectively. Assuming the merger had been consummated prior to May 1, 2006, for the twelve months ended April 30, 2007, such waiver would have amounted to approximately $1,038,245.

Pursuant to the advisory agreement, the Adviser provides certain legal and accounting services to the Fund. For the twelve months ended April 30, 2007, such fee amounted to $103,493. Assuming the merger had been consummated prior to May 1, 2006, the Adviser would have voluntarily agreed to waive its fees for such services. Such waiver would have amounted to approximately $103,493.

The Fund compensates AllianceBernstein Investor Services, Inc. ("ABIS"), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

For the twelve months ended April 30, 2007, the Fund's expenses would have been reduced by $70,870 under an expense offset arrangement with ABIS.

AllianceBernstein Investments, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares.


NOTE D: Distribution Services Agreement
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement the Fund pays a distribution fee to the Distributor at an annual rate of up to .30% of the average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to Class B and Class C shares, ..50% of the portfolio's average daily net assets attributable to Class R shares and .25% of the portfolio's average daily net assets attributable to class K shares. There are no distribution and servicing fees on Advisor Class and Class I shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

NOTE E: Capital Stock
The pro-forma combining net asset value per share assumes the issuance of Acquiring Fund shares to Acquired Fund shareholders in connection with the proposed merger. The number of shares assumed to be issued is equal to the net asset value per share of the Acquired Fund divided by the net asset value per share of the Acquiring Fund as of April 30, 2007. The pro-forma number of shares outstanding, by class for the combined entity consists of the following at April 30, 2007.

                        Shares of        Additional Shares       Total Shares
                     Acquiring Fund       Assumed Issued         Outstanding
Class of Shares      Pre-Combination        with Merger        Post-Combination
----------------   -------------------  -------------------   ------------------
Class A                29,310,397           57,515,224            86,825,621
Class B                 4,460,115           16,854,481            21,314,596
Class C                10,025,814           13,467,218            23,493,032
Advisor Class*              1,116            1,375,327             1,376,443
Class R*                    1,116               33,956                35,072
Class K*                    1,116               12,142                13,258
Class I*                    1,116               41,819                42,935

* Assumes the NAV of Advisor Class, Class R, Class K and Class I will be the same as Class A which will commence prior to the merger.

NOTES TO FINANCIAL STATEMENTS
PRO FORMA ALLIANCEBERNSTEIN
EMERGING MARKET DEBT FUND
April 30, 2007 (unaudited)

NOTE A: General

The Pro Forma AllianceBernstein Emerging Market Debt Fund Financial Statements give effect to the proposed acquisition (the "Acquisition") of the assets and liabilities of AllianceBernstein Corporate Bond Fund (the "Acquired Fund") by AllianceBernstein Emerging Market Debt Fund (the "Fund" or "Acquiring Fund") pursuant to Agreement and Plan of Reorganization. The Acquisition would be accomplished by a tax-free exchange of the assets and liabilities of AllianceBernstein Corporate Bond Fund for shares of the Fund. After the proposed acquisition, the tax survivor would be AllianceBernstein Corporate Bond Fund.

The Fund was incorporated under the laws in the state of Maryland on December 2, 1993. The Fund's unaudited Pro Forma Portfolio of Investments, Statement of Assets and Liabilities and Statement of Operations are prepared as though the Acquisition was effective for the period May 1, 2006 - April 30, 2007. You should read them in conjunction with the Fund's historical financial statements, which are included in the Fund's Statement of Additional Information. The Fund's Pro Forma Statement of Operations reflects the assumption that certain expenses would be lower for the combined Fund as a result of the Acquisition. Each Fund will bear the expenses of the Acquisition on a relative net asset basis, including the cost of proxy solicitation, except that AllianceBernstein Corporate Bond Fund will bear its own costs associated with the disposition of any assets or liabilities not being transferred to the Fund in connection with the Acquisition.

NOTE B: Significant Accounting Policies
The Fund's Pro Forma financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

1. Security Valuation
Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange (other than securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ")) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, AllianceBernstein L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation and depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Investment Income and Investment Transactions
Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

5. Class Allocations
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on their respective net assets.

6. Dividends and Distributions
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE C: Advisory Fee and Other Transactions with Affiliates
Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess $5 billion, of the Fund's average daily net assets. The fee is accrued daily and paid monthly. Effective upon consummation of the merger, the Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to .95%, 1.65%, 1.65%, .65%, 1.15%, .90% and .65% of the daily average net assets for the Class A, Class B, Class C, Advisor Class, Class K and Class I shares, respectively. Assuming the merger had been consummated prior to May 1, 2006, for the twelve months ended April 30, 2007, such waiver would have amounted to approximately $960,142.

Pursuant to the advisory agreement, the Adviser provides certain legal and accounting services to the Fund. For the twelve months ended April 30, 2007, such fee amounted to $103,493. Assuming the merger had been consummated prior to May 1, 2006, the Adviser would have voluntarily agreed to waive its fees for such services. Such waiver would have amounted to approximately $103,493.

The Fund compensates AllianceBernstein Investor Services, Inc. ("ABIS"), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

For the twelve months ended April 30, 2007, the Fund's expenses would have been reduced by $55,079 under an expense offset arrangement with ABIS.

AllianceBernstein Investments, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares.

NOTE D: Distribution Services Agreement
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement the Fund pays a distribution fee to the Distributor at an annual rate of up to .30% of the average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to Class B and Class C shares, ..50% of the portfolio's average daily net assets attributable to Class R shares and .25% of the portfolio's average daily net assets attributable to class K shares. There are no distribution and servicing fees on Advisor Class and Class I shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

NOTE E: Capital Stock
The pro-forma combining net asset value per share assumes the issuance of Acquiring Fund shares to Acquired Fund shareholders in connection with the proposed merger. The number of shares assumed to be issued is equal to the net asset value per share of the Acquired Fund divided by the net asset value per share of the Acquiring Fund as of April 30, 2007. The pro-forma number of shares outstanding, by class for the combined entity consists of the following at April 30, 2007.

                        Shares of        Additional Shares       Total Shares
                     Acquiring Fund       Assumed Issued         Outstanding
Class of Shares      Pre-Combination        with Merger        Post-Combination
-----------------   ------------------- ------------------- --------------------
Class A                29,310,397           47,268,978            76,579,375
Class B                 4,460,115            9,077,093            13,537,208
Class C                10,025,814            9,725,082            19,750,896
Advisor Class*              1,116              839,827               840,943
Class R*                    1,116               32,855                33,971
Class K*                    1,116                6,976                 8,092
Class I*                    1,116               40,730                41,846

* Assumes the NAV of Advisor Class, Class R, Class K and Class I will be the same as Class A which will commence prior to the merger.

NOTES TO FINANCIAL STATEMENTS
PRO FORMA ALLIANCEBERNSTEIN
EMERGING MARKET DEBT FUND
April 30, 2007 (unaudited)

NOTE A: General The Pro Forma AllianceBernstein Emerging Market Debt Fund Financial Statements give effect to the proposed acquisition (the "Acquisition") of the assets and liabilities of AllianceBernstein High Yield Fund (the "Acquired Fund") by AllianceBernstein Emerging Market Debt Fund (the "Fund" or "Acquiring Fund") pursuant to Agreement and Plan of Reorganization. The Acquisition would be accomplished by a tax-free exchange of the assets and liabilities of AllianceBernstein High Yield Fund for shares of the Fund. After the proposed acquisition, the tax survivor would be AllianceBernstein Corporate Bond Fund.

The Fund was incorporated under the laws in the state of Maryland on December 2, 1993. The Fund's unaudited Pro Forma Portfolio of Investments, Statement of Assets and Liabilities and Statement of Operations are prepared as though the Acquisition was effective for the period May 1, 2006 - April 30, 2007. You should read them in conjunction with the Fund's historical financial statements, which are included in the Fund's Statement of Additional Information. The Fund's Pro Forma Statement of Operations reflects the assumption that certain expenses would be lower for the combined Fund as a result of the Acquisition. Each Fund will bear the expenses of the Acquisition on a relative net asset basis, including the cost of proxy solicitation, except that AllianceBernstein High Yield Fund will bear its own costs associated with the disposition of any assets or liabilities not being transferred to the Fund in connection with the Acquisition.

NOTE B: Significant Accounting Policies
The Fund's Pro Forma financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

1. Security Valuation
Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange (other than securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ")) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, AllianceBernstein L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation and depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Investment Income and Investment Transactions
Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

5. Class Allocations
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on their respective net assets.

6. Dividends and Distributions
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE C: Advisory Fee and Other Transactions with Affiliates
Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess $5 billion, of the Fund's average daily net assets. The fee is accrued daily and paid monthly. Effective upon consummation of the merger, the Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to .95%, 1.65%, 1.65%, .65%, 1.15%, .90% and .65% of the daily average net assets for the Class A, Class B, Class C, Advisor Class, Class K and Class I shares, respectively. Assuming the merger had been consummated prior to May 1, 2006, for the twelve months ended April 30, 2007, such waiver would have amounted to approximately $685,496.

Pursuant to the advisory agreement, the Adviser provides certain legal and accounting services to the Fund. For the twelve months ended April 30, 2007, such fee amounted to $103,493. Assuming the merger had been consummated prior to May 1, 2006, the Adviser would have voluntarily agreed to waive its fees for such services. Such waiver would have amounted to approximately $103,493.

The Fund compensates AllianceBernstein Investor Services, Inc. ("ABIS"), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

For the twelve months ended April 30, 2007, the Fund's expenses would have been reduced by $26,575 under an expense offset arrangement with ABIS.

AllianceBernstein Investments, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares.


NOTE D: Distribution Services Agreement
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement the Fund pays a distribution fee to the Distributor at an annual rate of up to .30% of the average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to Class B and Class C shares, ..50% of the portfolio's average daily net assets attributable to Class R shares and .25% of the portfolio's average daily net assets attributable to class K shares. There are no distribution and servicing fees on Advisor Class and Class I shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

NOTE E: Capital Stock
The pro-forma combining net asset value per share assumes the issuance of Acquiring Fund shares to Acquired Fund shareholders in connection with the proposed merger. The number of shares assumed to be issued is equal to the net asset value per share of the Acquired Fund divided by the net asset value per share of the Acquiring Fund as of April 30, 2007. The pro-forma number of shares outstanding, by class for the combined entity consists of the following at April 30, 2007.

                         Shares of        Additional Shares     Total Shares
                      Acquiring Fund       Assumed Issued       Outstanding
Class of Shares       Pre-Combination        with Merger      Post-Combination
------------------  ------------------- -------------------- ------------------
Class A                 29,310,397           10,246,246          39,556,643
Class B                  4,460,115            7,777,387          12,237,502
Class C                 10,025,814            3,742,136          13,767,950
Advisor Class*               1,116              535,500             536,616
Class R*                     1,116                1,101               2,217
Class K*                     1,116                5,165               6,281
Class I*                     1,116                1,089               2,205

* Assumes the NAV of Advisor Class, Class R, Class K and Class I will be the same as Class A which will commence prior to the merger.



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